UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04416

PNC Funds

(Exact name of Registrant as specified in charter)

One East Pratt Street – 5th Floor

Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

Delaware Corporations LLC

800 Delaware Avenue

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: May 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

N O T F D I C I N S U R E D ● N O B A N K G U A R A N T E E ● M A Y L O S E V A L U E

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS

Letter to Shareholders			1
Trustees and Officers of the Trust			5
Report of Independent Registered Public Accounting Firm			7
Abbreviations and Definitions for Schedules of Investments and Financial Statements			8
PNC Target Date Funds

Explanation of Expense Tables			19
	Fund Overview	Financial Highlights	Schedule of Investments
Retirement Income Fund	9	20	25
Target 2020 Fund	11	21	27
Target 2030 Fund	13	22	29
Target 2040 Fund	15	23	31
Target 2050 Fund	17	24	33
Statements of Assets and Liabilities			35
Statements of Operations			37
Statements of Changes in Net Assets			39
PNC Equity Funds

Explanation of Expense Tables			69
	Fund Overview	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	41	71	84
International Equity Fund	45	72	94
Large Cap Core Fund	47	73	100
Large Cap Growth Fund	49	74	103
Large Cap Value Fund	51	75	105
Mid Cap Fund	53	76	107
Mid Cap Index Fund	55	77	109
Multi-Factor Small Cap Core Fund	57	78	111
Multi-Factor Small Cap Growth Fund	59	79	114
Multi-Factor Small Cap Value Fund	61	80	117
S&P 500 Index Fund	63	81	120
Small Cap Fund	65	82	123
Small Cap Index Fund	67	83	125
Statements of Assets and Liabilities			127
Statements of Operations			135
Statements of Changes in Net Assets			139
PNC Fixed Income and Tax Exempt Bond Funds

Explanation of Expense Tables			165
	Fund Overview	Financial Highlights	Schedule of Investments
Bond Fund	143	167	178
Government Mortgage Fund	145	168	183
High Yield Bond Fund	147	169	185
Intermediate Bond Fund	149	170	188
Limited Maturity Bond Fund	151	171	193
Total Return Advantage Fund	153	172	197
Ultra Short Bond Fund	155	173	203
Intermediate Tax Exempt Bond Fund	157	174	206
Maryland Tax Exempt Bond Fund	159	175	209
Ohio Intermediate Tax Exempt Bond Fund	161	176	211
Tax Exempt Limited Maturity Bond Fund	163	177	213
Statements of Assets and Liabilities			217
Statements of Operations			223
Statements of Changes in Net Assets			227
Notes to Financial Statements			231
Notice to Shareholders			262
Proxy Voting and Quarterly Schedules of Investments			264

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“...investors’ generally positive market sentiment benefited the higher risk/reward asset classes.”

Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

* Past performance is no guarantee of future results.

References to Fund performance throughout is the performance of Class I Shares.

Dear Shareholders:

We are pleased to present this annual report for PNC Target Date Funds, PNC Equity Funds, PNC Fixed Income Funds and PNC Tax Exempt Bond Funds for the twelve months ended May 31, 2015 (the “annual period”).

The annual period was a rewarding one for PNC Target Date Funds and most PNC Equity Funds but a somewhat more muted, albeit still positive, one for most PNC Fixed Income Funds and PNC Tax Exempt Bond Funds, as investors’ generally positive market sentiment benefited the higher risk/reward asset classes. Highlights of the annual period include the following:

●

Along with the broad equity markets, all thirteen PNC Equity Funds’ Class I Shares generated positive absolute returns during the annual period. Ten of the thirteen PNC Equity Funds’ Class I Shares also either outperformed or closely tracked their respective benchmark indexes. All five PNC Target Date Funds’ Class I Shares enjoyed solid positive absolute returns during the annual period, and four of the five also outpaced their respective benchmark indexes. The broad taxable and tax-exempt fixed income markets posted more modest positive returns. In turn, all eleven PNC Fixed Income and Tax Exempt Bond Funds’ Class I Shares similarly posted modest, positive returns. PNC Fixed Income Funds’ returns lagged their respective benchmarks as shorter duration positioning relative to benchmark hurt the majority of the Funds’ performance.

●

Effective October 8, 2014, PNC Michigan Intermediate Municipal Bond and PNC Pennsylvania Intermediate Municipal Bond Funds were liquidated pursuant to plans approved by the Funds’ Board of Trustees on August 28, 2014. Based on multiple factors, including fund size, changing market conditions and decreased tax and yield benefits for investors, PNC Capital Advisors, LLC (the “Adviser” or the “Firm”) recommended and the Funds’ Boards of Trustees approved the liquidation of these funds.

●

Ruairi O’Neill, a senior portfolio manager and member of the investment team managing PNC Large Cap Core, PNC Large Cap Growth and PNC Large Cap Value Funds announced his resignation from the Firm effective October 9, 2014. Doug Roman and Mark Batty continue to serve as the portfolio managers overseeing these funds.

●

Effective October 31, 2014, James Mineman and Peter Roy, CFA, long-standing members of the Adviser’s Select Equity Team, were named co-lead portfolio managers of PNC Small Cap and PNC Mid Cap Funds as well as co-lead portfolio managers of the small-cap sleeve of PNC Balanced Allocation Fund. Such changes were made in anticipation of the June 30, 2015 retirement of Gordon Johnson as Managing Director and Senior Portfolio Manager of the Select Equity Team.

●

Effective February 17, 2015, Sean Rhoderick, CFA, Senior Portfolio Manager and member of the Taxable Fixed Income Leadership Team, became Managing Director and Chief Investment Officer of Taxable Fixed Income and as such assumed portfolio management responsibilities with respect to PNC Balanced Allocation Fund and took on the leadership role of the Taxable Fixed Income Team.

We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

We will take a brief look at the major factors affecting the financial markets, and, in the pages following this review, PNC Funds’ portfolio managers will highlight key factors influencing the performance of their Funds during the annual period.

Economic Review

Increasingly diverging monetary policies among major developed nations, low energy prices, falling inflation rates and a strong U.S. dollar versus other major currencies were the major themes driving economic and capital market developments during the annual period. In the U.S., annualized real Gross Domestic Product (“GDP”) growth improved from a rate of -2.1% in the first quarter of 2014 to increases of 4.6%, 5.0% and 2.2% during the second, third and fourth quarters of 2014, respectively. Harsh winter weather then negatively impacted growth, bringing U.S. GDP to a -0.2% rate during the first quarter of 2015. Despite lower energy prices, growth in real consumer spending lagged growth in real disposable income. Still, U.S. unemployment fell well below 6% and non-farm payrolls logged solid, if somewhat decelerating, monthly increases. Supported by strength in the U.S. labor market and relatively stable domestic activity, the U.S. Federal Reserve (the “Fed”) concluded its quantitative easing program’s asset purchases in October 2014. The Fed subsequently signaled the removal of its zero interest rate policy that has been in place for six years and the beginning of short-term rate normalization in the U.S. Fed Chair Yellen, while not specifying when the increase in short-term interest rates would begin, indicated the rise will be gradual and subject to continual evaluation for magnitude, frequency and even reversal.

Meanwhile, outside the U.S., economic conditions remained challenged, with the notable exception of the U.K., where growth was healthy. Also, inflation expectations plunged with lower energy prices and lower economic growth. Europe experienced lower inflation and soft, albeit non-recessionary, real GDP growth. Still, developments brightened for Europe as the annual period progressed, with the continent’s manufacturing and services sectors output rising and the depreciation of the euro providing a boost to Europe’s exporters. In Japan, the expansion of its balance sheet was mostly unsuccessful at generating real growth. Several major central banks became more accommodative. The European Central Bank initiated its version of quantitative easing, and the Bank of Japan expanded its policy of quantitative and qualitative easing. Emerging market economies were under stress from decelerating growth, current account deficits, currency depreciation and inflation. Similar to more than a dozen other countries around the globe that saw their central banks cut interest rates during the annual period, the People’s Bank of China launched a series of interest rate cuts, targeted lending programs and reserve requirement changes to stimulate certain sectors of that country’s economy. The perceived strength in the U.S. economy and the divergence in monetary policy led to strengthening of the U.S. dollar.

Equities

U.S. equity markets, as measured by the Russell Investments Indices, posted solid double-digit positive returns during the annual period. Large cap stocks appreciated 11.91%; mid cap stocks rose 12.47%; and small cap stocks gained 11.32%. Globally, however, equity market performance was significantly weaker. While international equity market performance was generally positive in local currency terms, the stronger U.S. dollar negatively affected not only U.S. companies with operations in international markets but also international investments when converted to U.S. dollars. Developed international markets, as measured by the MSCI EAFE® Index, returned 17.7% on a local currency basis, but only -0.06% on U.S. dollar terms. The emerging markets, as gauged by the MSCI Emerging Markets Index, posted a return of 11.7% on a local currency basis, but only 0.33% on U.S. dollar terms.

Through much of the annual period, equity market performance was volatile. Increases in volatility, triggered primarily by global growth concerns, were particularly notable from the middle of September to the middle of October 2014. Equity markets then rallied strongly into early December 2014 before a second correction occurred. U.S. equity markets quickly rebounded to reach a then-record high at the end of 2014. Market volatility picked up again early in 2015, but moderated during February and March. Still, during the first quarter and into April 2015, developed international equities actually outperformed major U.S. equity indices. In May 2015, U.S. equities again took the lead over international equities.

Within U.S. equity markets, growth stocks bested value stocks during the annual period. In large cap, the Russell 1000® Growth Index gained 14.73%, while the Russell 1000® Value Index gained 9.03%. For small cap, the Russell 2000® Growth Index posted gains of 17.73%, and the Russell 2000® Value Index appreciated a more modest 5.10%.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

“Through much of the annual period, equity market performance was volatile.” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

Fixed Income

The Barclays U.S. Aggregate Bond Index returned 3.03% for the annual period. While the path was not linear, interest rates generally moved lower. However, there was a large return differential between fixed income sectors, between maturities and between credit qualities, as market concerns fluctuated about rising interest rates as the Fed pivoted toward a less accommodative policy.

For the annual period overall, the Barclays U.S. Treasury Index returned 3.07%. The yield curve flattened, as shorter-term interest rates increased and longer-term interest rates decreased. Two-year Treasury yields rose 22 basis points (a basis point is 1/100th of a percentage point) to 0.61%, while 10-year Treasury yields decreased 42 basis points to 2.12%. Long-term Treasury yields declined 50 basis points to 2.88%. Treasury inflation protected securities (“TIPS”), as measured by the Barclays U.S. TIPS Index, posted a return of -0.47% during the annual period, as both realized and expected measures of inflation declined, due primarily to the dramatic fall in crude oil prices.

Corporate investment-grade returns were modestly lower than the Treasury index for credit quality issues below A-rated. The Barclays U.S. Corporate Investment Grade Index returned 2.72% during the annual period, and the Barclays U.S. Corporate High Yield Index returned 1.95%. Pressure on corporate issues were centered on debt issues in the energy sector. During the annual period, the investment grade corporate energy index returned -0.04%, and the high yield corporate energy index posted a return of -5.99%. Securitized bonds were mixed relative to U.S. Treasuries. The Barclays U.S. Mortgage-Backed Securities Fixed Rate Index rose 3.36% and the Asset-Backed Securities Index gained 1.74%, while the Commercial Mortgage-Backed Securities Index advanced 3.15%.

The tax-exempt bond market moderately outperformed the taxable fixed income market on an overall basis. The Barclays Municipal Bond Index returned 3.18% during the annual period. That said, similar to the U.S. Treasury market, benchmark yields for shorter maturities increased, while yields for intermediate and longer maturities declined, twisting the yield curve to a flatter profile. Shrinking risk premiums and strong demand for municipal bonds acted as catalysts for performance. From a fundamental perspective, states saw greater revenue on the back of increasing sales, income and property taxes along with lower expenses following recent austerity measures taken. Headlines continued to be dominated by Detroit, Chicago, Stockton, New Jersey and Puerto Rico, but several of these distressed municipal credits were able to resolve or begin to find resolution to fiscal challenges, thus leading to an overall improving credit landscape and an environment in which investors were rewarded for choosing more credit risk.

Our View Ahead

We expect U.S. economic growth to continue to outpace our developed peers during the remainder of 2015, with real GDP buoyed by further employment increases, modest wage gains and the potential for stimulus from lower energy prices. We anticipate real consumption to grow in the 2.5% to 3.0% range; business investment to be additive, though with real concerns about energy sector cutbacks; and government spending to grow modestly after years of slight retrenchment. The export sector could face headwinds due to the strong U.S. dollar and weaker economic growth abroad. The International Monetary Fund is projecting an acceleration in global growth during 2015, driven by economic improvements from advanced economies. However, the pace of economic growth in the emerging markets is expected to weaken in 2015 before reaccelerating in 2016.

P N C  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Expectations are widespread that the Fed will raise short-term interest rates during the second half of 2015, contingent on continued improvement in the labor markets and low inflation measures. The Fed may also pay attention to how the slowdown in international markets could impact growth in the U.S.

As for the equity markets, valuations for U.S. large cap equity indices were not stretched at the end of the annual period, in our view, but were above long-term averages. In aggregate, we believe below-average equity returns are likely the prudent call for calendar year 2015 given the previous strong run-up in equities against the weaker economic backdrop earlier in the decade as well as an inability to drive further corporate earnings gains through expanding profit margins. Indeed, some companies have begun to respond to tighter labor markets with much-publicized wage increases. Small cap index valuations continued to trade at a premium relative to large cap stocks and continued to trade above longer-term averages. Outside the U.S., we viewed international equity indices as relatively inexpensive versus U.S. equities, but earnings may not have bottomed. However, foreign developed markets began to anticipate some recovery and started 2015 with strong gains in local currency terms.

On the fixed income side, we believe that market-based indicators suggest short-term interest rates in the U.S. will increase during the second half of the year. Over the next few years, in our view, investment grade fixed income returns may look similar to the 1950-1960 period when interest rates increased from the low single digits. Total returns over that time period were low to negative as rates rose. Investors should understand both credit and duration exposures within their fixed income portfolios, as risks in both areas have increased as long-term risk-free interest rates fell during the annual period and credit spreads widened. As for the tax-exempt bond market, global and domestic economic data will, of course, impact interest rates, but it appears that most market participants expect “slower and lower” results going forward than were expected when 2015 began. Puerto Rico may well continue to create headline news, but away from that, the overall credit environment within the tax-exempt bond market remains positive and, in our view, conducive for risk taking. One area that could create a market dislocation is liquidity. If there were an exogenous event that generates significant simultaneous selling of fixed income instruments by large segments of bondholders, interest rates could temporarily spike as sellers looked for buyers across various asset classes.

In all asset classes, we believe individual security selection and careful sector allocation decisions will be key to performance going forward.

We thank you for being a part of the PNC Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone	Jennifer E. Spratley
President and Chief Investment Officer	President
PNC Capital Advisors, LLC	PNC Funds

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

P N C  F u n d s

T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 71	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 71	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000-2008.	2 registered investment companies consisting of 36 portfolios

Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).

Dale C. LaPorte 73	Trustee	Since April 2005

Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).

				2 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 69	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 36 portfolios

Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc.(pharmaceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.

Edward D. Miller, Jr. 72	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 67	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 36 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 46	President Vice President	Since June 2014 From March 2010 to June 2014

Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.

				N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 49	Chief Compliance Officer	Since December 2014

Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.

				N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 49	Treasurer Assistant Treasurer	Since May 2008 From February 2005 to May 2008

Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.

				N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 55	Secretary	Since February 2015

Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer; Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.

				N/A	N/A

1 Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2 With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3 The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-three portfolios) and the PNC Advantage Funds (three portfolios).

4 Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available,without charge, upon request by calling 1-800-622-FUND (3863).

R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Board of Trustees of PNC Funds and Shareholders of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments (or condensed schedules of investments), of PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund, PNC Target 2050 Fund (the “Target Date Funds”), PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund, PNC Small Cap Index Fund (the “Equity Funds”), PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, PNC Ultra Short Bond Fund (the “Fixed Income Funds”), PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund, and PNC Tax Exempt Limited Maturity Bond Fund (the “Tax Exempt Bond Funds”) (collectively the “Funds”), twenty-nine of the thirty-three funds comprising PNC Funds as of May 31, 2015, including the condensed schedules of investments, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to PNC Mid Cap Index Fund and PNC Small Cap Index Fund for the year then ended May 31, 2015 and for the period from December 30, 2013, commencement of operations, through May 31, 2014), and the financial highlights for each of the periods presented (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of May 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments, are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements, financial highlights, and schedules of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedules of investments are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and schedules of investments, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments, referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (as to PNC Mid Cap Index Fund and PNC Small Cap Index Fund for the year then ended May 31, 2015 and for the period from December 30, 2013, commencement of operations, through May 31, 2014), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2015

P N C  F u n d s

ABBREVIATIONS  AND  DEFINITIONS  FOR  SCHEDULES   OF  INVESTMENTS

AND  FINANCIAL  STATEMENTS

Schedules of Investments:

ADR — American Depositary Receipt

AGM — Assured Guaranty Municipal

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

DE — Developed Equity

ETF — Exchange-Traded Fund

ETM — Escrowed to Maturity

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMTN — Global Multi-Currency Notes

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guaranty Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

STRB — Special Tax Revenue Bond

ULC — Unlimited Liability Corporation

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on May 31, 2015, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

R E T I R E M E N T  I N C O M E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Aneet Deshpande

Senior Equity Trader

Donald J. Hohman

Product Director,

Product Management

Douglas J. Roman, CFA,

CMT

Managing Director,

Large Cap Funds

Jake Moloznik

Investment and Portfolio

Strategist

James E. Mineman

Managing Director and Co-

Lead Portfolio Manager,

Small Cap Funds

Keith Weigel, CFA

Managing Director,

Product Management

Mark McGlone

President, Chief Investment

Officer

Martin C. Schulz, J.D.

Managing Director,

International Equity

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Timothy D. Compan, Jr.,

CFA

Senior Portfolio Manager,

Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Retirement Income Fund seeks current income and some capital appreciation by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Retirement Income Fund returned 3.28% to Class I Shares investors. The Fund’s primary benchmark, the S&P Target Date® Retirement Income Index(1) (the “Index”), returned 3.51%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection overall detracted modestly from the Fund’s relative results, attributable primarily to investments in short-duration fixed income funds.

º	Investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results most, underperforming the fixed income component of the Index.

º

On the positive side, investments in several equity funds, including PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Small Cap Fund and PNC International Equity Fund, contributed favorably to relative results.

●

Allocation overall contributed positively to the Fund’s relative results during the annual period due in part to a lower allocation to cash and cash equivalents and a higher allocation to equities and real estate investment trusts (“REITs”) than the Index.

º

REIT and U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but underperforming U.S. equities.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Fixed Income Funds	55.2%
Domestic Equity Funds	24.3
Money Market Fund	10.5
International Equity Funds	6.9
Real Estate Fund	3.1
100.0%

P N C  T a r g e t  D a t e  F u n d s

R E T I R E M E N T  I N C O M E  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses (3)
Class I Shares	9/28/12	3.28%	N/A	N/A	5.17%	N/A	N/A	10.06%	0.66%
S&P Target Date®Retirement Income Index		3.51%	N/A	N/A	5.31%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® Retirement Income Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets an immediate retirement horizon. The S&P Target Date® Retirement Income Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors nearing or currently in retirement. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 2 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Aneet Deshpande

Senior Equity Trader

Donald J. Hohman

Product Director,

Product Management

Douglas J. Roman, CFA,

CMT

Managing Director,

Large Cap Funds

Jake Moloznik

Investment and Portfolio

Strategist

James E. Mineman

Managing Director and Co-

Lead Portfolio Manager,

Small Cap Funds

Keith Weigel, CFA

Managing Director,

Product Management

Mark McGlone

President, Chief Investment

Officer

Martin C. Schulz, J.D.

Managing Director,

International Equity

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Timothy D. Compan, Jr.,

CFA

Senior Portfolio Manager,

Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2020 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2020 Fund returned 4.47% to Class I Shares investors. The Fund’s primary benchmark, the S&P Target Date® To 2020 Index(1) (the “Index”), returned 4.10%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection overall contributed positively to the Fund’s relative results, most especially among equity funds.

º	Investments in several equity funds, including PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Small Cap Fund and PNC International Equity Fund, contributed favorably to relative results.

º	Conversely, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results, underperforming the fixed income component of the Index.

●	Allocation overall detracted most from the Fund’s relative results due in part to a lower allocation to equities and higher allocations to fixed income and commodities than the Index.

º

Real estate investment trust and U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but underperforming U.S. equities.

º	Diversified commodities were under significant pressure, with returns falling more than 30% during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Fixed Income Funds	46.2%
Domestic Equity Funds	30.8
International Equity Funds	10.9
Money Market Fund	5.6
Real Estate Fund	3.8
Commodity Fund	2.7
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 2 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses(3)
Class I Shares	9/28/12	4.47%	N/A	N/A	7.33%	N/A	N/A	9.84%	0.74%
S&P Target Date® to 2020 Index		4.10%	N/A	N/A	7.91%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2020 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2020. The S&P Target Date® To 2020 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2020 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C   T a r g e t   D a t e   F u n d s

T A R G E T   2 0 3 0   F U N D   O V E R V I E W    ( U n a u d i t e d )

Aneet Deshpande

Senior Equity Trader

Donald J. Hohman

Product Director,

Product Management

Douglas J. Roman, CFA, CMT

Managing Director,

Large Cap Funds

Jake Moloznik

Investment and Portfolio Strategist

James E. Mineman

Managing Director and Co-Lead Portfolio Manager, Small Cap Funds

Keith Weigel, CFA Managing Director, Product Management

Mark McGlone President, Chief Investment Officer

Martin C. Schulz, J.D. Managing Director, International Equity

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Timothy D. Compan, Jr., CFA

Senior Portfolio Manager, Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of  issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2030 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2030 Fund returned 6.27% to Class I Shares investors. The Fund’s primary benchmark, the S&P Target Date® To 2030 Index(1) (the “Index”), returned 4.77%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection overall contributed positively to the Fund’s relative results, most especially among equity funds.

º	Investments in several equity funds, including PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Small Cap Fund and PNC International Equity Fund, contributed favorably to relative results.

º	Conversely, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results, underperforming the fixed income component of the Index.

●	Allocation overall detracted most from the Fund’s relative results due primarily to higher allocations to commodities and fixed income than the Index.

º	Diversified commodities were under significant pressure, with returns falling more than 30% during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but under performing U.S. equities.

º

Real estate investment trust and U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Domestic Equity Funds	44.8%
Fixed Income Funds	25.6
International Equity Funds	18.0
Money Market Fund	4.9
Real Estate Fund	3.7
Commodity Fund	3.0
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 3 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses(3)
Class I Shares	9/28/12	6.27%	N/A	N/A	10.17%	N/A	N/A	8.55%	0.83%
S&P Target Date® to 2030 Index		4.77%	N/A	N/A	10.00%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2030 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2030. The S&P Target Date® To 2030 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2030 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 4 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

Aneet Deshpande

Senior Equity Trader

Donald J. Hohman

Product Director,

Product Management

Douglas J. Roman, CFA, CMT

Managing Director,

Large Cap Funds

Jake Moloznik

Investment and Portfolio Strategist

James E. Mineman

Managing Director and Co-Lead Portfolio Manager, Small Cap Funds

Keith Weigel, CFA

Managing Director,

Product Management

Mark McGlone

President, Chief Investment Officer

Martin C. Schulz, J.D. Managing Director, International Equity

Sean T. Rhoderick, CFA

Managing Director and Chief Investment Officer, Taxable Fixed Income

Timothy D. Compan, Jr., CFA

Senior Portfolio Manager, Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Target 2040 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2040 Fund returned 8.00% to Class I Shares investors. The Fund’s primary benchmark, the S&P Target Date® To 2040 Index(1) (the “Index”), returned 5.28%.

What factors most significantly affected the Fund’s performance during the annual period?

•	Selection overall contributed positively to the Fund’s relative results, most especially among equity funds.

º	Investments in several equity funds, including PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Small Cap Fund and PNC International Equity Fund, contributed favorably to relative results.

º	Conversely, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results, underperforming the fixed income component of the Index.

•	Allocation overall detracted most from the Fund’s relative results due primarily to a higher allocation to commodities than the Index.

º	Diversified commodities were under significant pressure, with returns falling more than 30% during the annual period.

º

Real estate investment trust and U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but underperforming U.S. equities.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Domestic Equity Funds	55.0%
International Equity Funds	22.4
Fixed Income Funds	12.3
Money Market Fund	3.9
Real Estate Fund	3.4
Commodity Fund	3.0
100.0%

P N C  T a r g e t  D a t e  F u n d s

T A R G E T  2 0 4 0  F U N D  O V E R V I E W  ( U n a u d i t e d )

		Average Annual Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses(3)
Class I Shares	9/28/12	8.00%	N/A	N/A	12.19%	N/A	N/A	9.55%	0.87%
S&P Target Date® to 2040 Index		5.28%	N/A	N/A	11.69%	N/A	N/A	N/A	N/A

(1)

The S&P Target Date® To 2040 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2040. The S&P Target Date® To 2040 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2040 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception for Class I Shares only. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year. The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

T A R G E T    2 0 5 0    F U N D    O V E R V I E W    ( U n a u d i t e d )

Aneet Deshpande

Senior Equity Trader

Donald J. Hohman

Product Director,

Product Management

Douglas J. Roman, CFA, CMT

Managing Director,

Large Cap Funds

Jake Moloznik

Investment and Portfolio Strategist

James E. Mineman

Managing Director and Co-Lead Portfolio Manager, Small Cap Funds

Keith Weigel, CFA Managing Director,

Product Management

Mark McGlone

President, Chief Investment Officer

Martin C. Schulz, J.D. Managing Director, International Equity

Sean T. Rhoderick, CFA Managing Director and

Chief Investment Officer, Taxable Fixed Income

Timothy D. Compan, Jr., CFA

Senior Portfolio Manager, Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of  issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of  investing in the Fund.

PNC Target 2050 Fund seeks to invest in a portfolio of investments that will provide an appropriate balance between capital appreciation and capital preservation in light of the Fund’s target date, with income as an additional goal as the Fund nears its target retirement date. The Fund intends to achieve its objective by investing in a diversified portfolio of equity, fixed income and other diversifying asset classes.

How did the Fund perform during the annual period?

During the annual period, PNC Target 2050 Fund returned 7.88% to Class I Shares investors. The Fund’s primary benchmark, the S&P Target Date® To 2050 Index(1) (the “Index”), returned 5.56%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Selection overall contributed positively to the Fund’s relative results, most especially among equity funds.

º	Investments in several equity funds, including PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Small Cap Fund and PNC International Equity Fund, contributed favorably to relative results.

º	Conversely, investments in PNC Limited Maturity Bond Fund and PNC Bond Fund hampered results, underperforming the fixed income component of the Index.

●	Allocation overall detracted most from the Fund’s relative results due primarily to higher allocations to commodities and fixed income than the Index.

º	Diversified commodities were under significant pressure, with returns falling more than 30% during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but underperforming U.S. equities.

º

Real estate investment trust and U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Domestic Equity Funds	58.9%
International Equity Funds	24.1
Fixed Income Funds	7.4
Real Estate Fund	3.5
Money Market Fund	3.1
Commodity Fund	3.0
100.0%

P N C   T a r g e t   D a t e   F u n d s

T A R G E T   2 0 5 0   F U N D   O V E R V I E W   ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	9/28/12	7.88%	N/A	N/A	12.60%	N/A	N/A		10.03%	0.87%
Class T Shares(3)	4/28/15	3.73%	N/A	N/A	10.63%	3.50%	1.00	%(4)	10.53%	1.37%
S&P Target Date® to 2050 Index		5.56%	N/A	N/A	12.97%	N/A	N/A		N/A	N/A

(1)

The S&P Target Date® To 2050 Index seeks to represent investment opportunity generally available in target date funds through an asset allocation which targets a retirement horizon on or around 2050. The S&P Target Date® To 2050 Index is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of investors with an approximate 2050 target retirement horizon. Investors cannot invest directly in an index. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. The market cap range of the benchmark frequently changes. As a result, the capitalization of companies in which the Fund invests may also change.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class T Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)	Performance of Class T Shares assumes the deduction of the maximum sales charge.

(4)	This maximum applicable contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class T Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers and expense reimbursements and inclusive of Acquired Fund fees and expenses, reflect expenses for Class I Shares from the September 29, 2014 Prospectus, as amended from time to time, and from the April 28, 2015 Prospectus, as amended from time to time, for the Class T Shares and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time. “Acquired Fund” means any investment company in which the Fund invests or has invested during the year.The Fund’s shareholders indirectly bear the operating expenses of the Fund’s underlying investments.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a r g e t  D a t e  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2014 to May 31, 2015 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2015. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2014 to May 31, 2015).

The Expense Table for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Retirement Income Fund
Actual
Class I	$1,000.00	$1,009.56	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.38	0.11	0.56

Target 2020 Fund
Actual
Class I	$1,000.00	$1,017.32	0.11%	$0.55
Hypothetical(2)
Class I	1,000.00	1,024.38	0.11	0.56

Target 2030 Fund
Actual
Class I	$1,000.00	$1,027.29	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.38	0.11	0.56

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Target 2040 Fund
Actual
Class I	$1,000.00	$1,036.81	0.11%	$0.56
Hypothetical(2)
Class I	1,000.00	1,024.38	0.11	0.56

Target 2050 Fund
Actual
Class I	$1,000.00	$1,035.47	0.11%	$0.56
Class T(3)	1,000.00	993.23	0.65	0.60
Hypothetical(2)
Class I	1,000.00	1,024.38	0.11	0.56
Class T(3)	1,000.00	1,021.69	0.65	3.28

(1)

Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

(2)	Assumes annual return of 5% before expenses.

(3)

Actual expense calculation for Class T of Target 2050 Fund are based on data since commencement of operations (April 28, 2015) and Hypothetical Expense calculation for the share class assumes the share class has been in existence for 182 days, and are based on data since December 1, 2014.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Retirement Income Fund(1)
	Class I
	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$10.73	$10.24	$10.00

Net Investment Income (Loss)(3)(4)	0.15	0.12	0.10
Capital gain distributions received from affiliated investments(3)	0.02	– *	0.04
Realized and Unrealized Gain (Loss) on Investments	0.18	0.56	0.24

Total from Investment Operations	0.35	0.68	0.38

Dividends from Net Investment Income	(0.22)	(0.13)	(0.14)
Distributions from Net Realized Gains	(0.34)	(0.06)	–

Total Distributions	(0.56)	(0.19)	(0.14)

Net Asset Value, End of Year	$10.52	$10.73	$10.24

Total Return	3.28%	6.67%	3.85%

Ratios/Supplemental Data
Net Assets End of Year (000)	$ 2,617	$ 1,107	$ 1,038
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.11%	1.54%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	6.83%	3.39%	12.55%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(5.27)%	(2.17)%	(10.90)%
Portfolio Turnover Rate	194%	318%	0%

*	Amount represents less than $0.005 per share.
(1)	At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2020 Fund(1)
	Class I
	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$11.17	$10.45	$10.00

Net Investment Income (Loss)(3)(4)	0.15	0.17	0.12
Capital gain distributions received from affiliated investments(3)	0.01	0.01	0.05
Realized and Unrealized Gain (Loss) on Investments	0.33	0.77	0.41

Total from Investment Operations	0.49	0.95	0.58

Dividends from Net Investment Income	(0.14)	(0.12)	(0.13)
Distributions from Net Realized Gains	(0.04)	(0.11)	–

Total Distributions	(0.18)	(0.23)	(0.13)

Net Asset Value, End of Year	$11.48	$11.17	$10.45

Total Return	4.47%	9.19%	5.89%

Ratios/Supplemental Data
Net Assets End of Year (000)	$3,552	$1,156	$1,059
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.60%	1.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	5.58%	9.21%	12.47%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(4.12)%	(7.50)%	(10.59)%
Portfolio Turnover Rate	124%	9%	0%

(1)	At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2030 Fund(1)
	Class I
	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$11.89	$10.69	$10.00

Net Investment Income (Loss)(3)(4)	0.17	0.18	0.11
Capital gain distributions received from affiliated investments(3)	0.02	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	0.55	1.16	0.66

Total from Investment Operations	0.74	1.35	0.80

Dividends from Net Investment Income	(0.15)	(0.12)	(0.11)
Distributions from Net Realized Gains	–	(0.03)	–

Total Distributions	(0.15)	(0.15)	(0.11)

Net Asset Value, End of Year	$12.48	$11.89	$ 10.69

Total Return	6.27%	12.74%	8.12%

Ratios/Supplemental Data
Net Assets End of Year (000)	$ 4,110	$ 1,601	$ 1,205
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.63%	1.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	4.66%	7.83%	12.32%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(3.15)%	(6.09)%	(10.66)%
Portfolio Turnover Rate	70%	5%	0%

(1)	At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S	F o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Target 2040 Fund(1)
	Class I
	2015	2014	2013 (2)
Net Asset Value, Beginning of Year	$12.25	$10.87	$10.00

Net Investment Income (Loss)(3)(4)	0.16	0.17	0.10
Capital gain distributions received from affiliated investments(3)	0.02	0.01	0.02
Realized and Unrealized Gain (Loss) on Investments	0.79	1.41	0.84

Total from Investment Operations	0.97	1.59	0.96

Dividends from Net Investment Income	(0.17)	(0.13)	(0.09)
Distributions from Net Realized Gains	–	(0.08)	–

Total Distributions	(0.17)	(0.21)	(0.09)

Net Asset Value, End of Year	$13.05	$12.25	$ 10.87

Total Return	8.00%	14.72%	9.74%

Ratios/Supplemental Data
Net Assets End of Year (000)	$ 2,409	$ 1,259	$ 1,097
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.24%	1.52%	1.42%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	6.46%	8.79%	12.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(5.11)%	(7.16)%	(10.81)%
Portfolio Turnover Rate	103%	7%	0%

(1)	At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented.
(2)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

	Target 2050 Fund
	Class I			Class T
	2015	2014	2013 (1)	2015 (2)
Net Asset Value, Beginning of Year	$12.41	$10.93	$10.00	$13.31
Net Investment Income (Loss)(3)(4)	0.18	0.17	0.10	– *
Capital gain distributions received from affiliated investments(3)	0.03	0.01	0.01	–
Realized and Unrealized Gain (Loss) on Investments	0.76	1.49	0.91	(0.09)
Total from Investment Operations	0.97	1.67	1.02	(0.09)
Dividends from Net Investment Income	(0.17)	(0.13)	(0.09)	–
Distributions from Net Realized Gains	– *	(0.06)	–	–
Total Distributions	(0.17)	(0.19)	(0.09)	–
Net Asset Value, End of Year	$13.21	$12.41	$10.93	$13.22

Total Return	7.88%	15.41%	10.28%	(0.68)%
Ratios/Supplemental Data
Net Assets End of Year (000)	$1,729	$1,350	$1,164	$5
Ratio of Expenses to Average Net Assets(5)	0.11%	0.11%	0.11%	0.65%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.37%	1.48%	1.38%	(0.28)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)(5)	7.95%	9.27%	12.00%	5.81%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(6.47)%	(7.68)%	(10.51)%	(5.44)%
Portfolio Turnover Rate	52%	7%	0%	52%

*	Amount represents less than $0.005 per share.
(1)	Class I commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Class T commenced operations on April 28, 2015. All ratios for the period have been annualized. Total return for the period has not been annualized.
(3)	Per share data calculated using average shares outstanding method.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C  R e t i r e m e n t  I n c o m e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Number	Value
	of Shares	(000)

MUTUAL FUNDS — 93.7%
Domestic Equity Funds — 18.3%
PNC Large Cap Growth Fund,
Class I Shares†	5,298	$ 156
PNC Large Cap Value Fund,
Class I Shares†	7,225	159
PNC S&P 500 Index Fund,
Class I Shares†	4,791	80
PNC Small Cap Fund,
Class I Shares†	3,728	84
		479

Fixed Income Funds — 55.3%
Eaton Vance Floating-Rate Fund	3,800	34
PNC Bond Fund,
Class I Shares†	55,050	581
PNC High Yield Bond Fund,
Class I Shares†	8,212	66
PNC Limited Maturity Bond Fund,
Class I Shares†	57,456	585
Vanguard Inflation-Protected Securities Fund	6,941	181
		1,447

International Equity Funds — 6.4%
PNC International Equity Fund,
Class I Shares†	6,464	133
Vanguard Emerging Markets Stock Index Fund	1,013	36
		169

Money Market Fund — 10.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	276,448	276

Real Estate Fund — 3.1%
Vanguard REIT Index Fund	723	81

Total Mutual Funds
(Cost $2,389)		2,452

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 6.5%
Domestic Equity Funds — 6.1%
iShares Dow Jones Select Dividend Index Fund†	672	$ 53
SPDR® S&P® Dividend ETF	667	52
WisdomTree LargeCap Dividend Fund	714	53
		158

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	103	6
Vanguard FTSE All World ex-US Small-Cap ETF	50	5
		11

Total Exchange-Traded Funds (Cost $149)		169

TOTAL INVESTMENTS — 100.2% (Cost $2,538)**		2,621

Other Assets & Liabilities – (0.2)%		(4)

TOTAL NET ASSETS — 100.0%		$2,617

**	Aggregate cost for Federal income tax purposes is (000) $2,541.

Gross unrealized appreciation (000)	$84
Gross unrealized depreciation (000)	(4)

Net unrealized appreciation (000)	$80

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$169	$–	$–	$169

Mutual Funds	2,452	–	–	2,452

Total Assets - Investments in Securities	$2,621	$–	$–	$2,621

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 2 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Number	Value
	of Shares	(000)

MUTUAL FUNDS — 90.4%
Domestic Equity Funds — 24.4%
PNC Large Cap Growth Fund,
Class I Shares†	9,649	$ 284
PNC Large Cap Value Fund,
Class I Shares†	13,142	289
PNC S&P 500 Index Fund,
Class I Shares†	8,727	146
PNC Small Cap Fund,
Class I Shares†	6,540	147
		866

Fixed Income Funds — 46.2%
Eaton Vance Floating-Rate Fund	7,593	68
PNC Bond Fund,
Class I Shares†	76,826	811
PNC High Yield Bond Fund,
Class I Shares†	13,419	108
PNC Limited Maturity Bond Fund,
Class I Shares†	40,088	408
Vanguard Inflation-Protected Securities Fund	9,469	247
		1,642

International Equity Funds — 10.3%
PNC International Equity Fund,
Class I Shares†	14,092	290
Vanguard Emerging Markets Stock Index Fund	2,123	75
		365

Money Market Fund — 5.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	202,818	203

Real Estate Fund — 3.8%
Vanguard REIT Index Fund	1,194	134

Total Mutual Funds
(Cost $3,123)		3,210

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 9.7%
Commodity Fund — 2.7%
PowerShares DB Commodity Index
Tracking Fund*	5,366	$ 95

Domestic Equity Funds — 6.4%
iShares Dow Jones Select Dividend Index Fund†	961	76
SPDR® S&P® Dividend ETF	958	75
WisdomTree LargeCap Dividend Fund	1,021	76
		227

International Equity Funds — 0.6%
iShares MSCI EAFE Small Cap Index Fund†	212	11
Vanguard FTSE All World ex-US Small-Cap ETF	106	11
		22

Total Exchange-Traded Funds
(Cost $328)		344

TOTAL INVESTMENTS — 100.1%
(Cost $3,451)**		3,554

Other Assets & Liabilities – (0.1)%		(2)

TOTAL NET ASSETS — 100.0%		$3,552

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $3,463.

Gross unrealized appreciation (000)	$127
Gross unrealized depreciation (000)	(36)

Net unrealized appreciation (000)	$91

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$344	$–	$–	$344

Mutual Funds	3,210	–	–	3,210

Total Assets - Investments in Securities	$3,554	$–	$–	$3,554

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 3 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Number of Shares	Value (000)

MUTUAL FUNDS — 86.0%
Domestic Equity Funds — 35.9%
PNC Large Cap Growth Fund,
Class I Shares†	16,465	$ 485
PNC Large Cap Value Fund,
Class I Shares†	22,429	493
PNC S&P 500 Index Fund,
Class I Shares†	14,877	248
PNC Small Cap Fund,
Class I Shares†	11,045	249
		1,475

Fixed Income Funds — 25.6%
Eaton Vance Floating-Rate Fund	8,173	74
PNC Bond Fund,
Class I Shares†	67,587	713
PNC High Yield Bond Fund,
Class I Shares†	14,264	115
PNC Limited Maturity Bond Fund,
Class I Shares†	5,926	60
Vanguard Inflation-Protected Securities Fund	3,531	92
		1,054

International Equity Funds — 15.9%
PNC International Equity Fund,
Class I Shares†	24,039	496
Vanguard Emerging Markets Stock Index Fund	4,478	158
		654

Money Market Fund — 4.9%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	200,427	200

Real Estate Fund — 3.7%
Vanguard REIT Index Fund	1,357	152

Total Mutual Funds
(Cost $3,345)		3,535

	Number of Shares	Value (000)

EXCHANGE-TRADED FUNDS — 14.1%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	7,037	$ 125

Domestic Equity Funds — 9.0%
iShares Dow Jones Select Dividend Index Fund†	1,561	122
SPDR® S&P® Dividend ETF	1,559	122
WisdomTree LargeCap Dividend Fund	1,657	124
		368

International Equity Funds — 2.1%
iShares MSCI EAFE Small Cap Index Fund†	811	42
Vanguard FTSE All World ex-US Small-Cap ETF	406	43
		85

Total Exchange-Traded Funds
(Cost $549)		578

TOTAL INVESTMENTS — 100.1%
(Cost $3,894)**		4,113

Other Assets & Liabilities – (0.1)%		(3)

TOTAL NET ASSETS — 100.0%		$4,110

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 3,889.

Gross unrealized appreciation (000)	$263
Gross unrealized depreciation (000)	(39)

Net unrealized appreciation (000)	$224

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$578	$–	$–	$578

Mutual Funds	3,535	–	–	3,535

Total Assets - Investments in Securities	$4,113	$–	$–	$4,113

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 4 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Number	Value
	of Shares	(000)

MUTUAL FUNDS — 84.2%
Domestic Equity Funds — 44.9%
PNC Large Cap Growth Fund,
Class I Shares†	12,088	$ 356
PNC Large Cap Value Fund,
Class I Shares†	16,450	361
PNC S&P 500 Index Fund,
Class I Shares†	10,900	182
PNC Small Cap Fund,
Class I Shares†	8,089	183
		1,082

Fixed Income Funds — 12.4%
Eaton Vance Floating-Rate Fund	2,656	24
PNC Bond Fund,
Class I Shares†	21,202	224
PNC High Yield Bond Fund,
Class I Shares†	4,472	36
Vanguard Inflation-Protected Securities Fund	548	14
		298

International Equity Funds — 19.7%
PNC International Equity Fund,
Class I Shares†	17,406	359
Vanguard Emerging Markets Stock Index Fund	3,273	115
		474

Money Market Fund — 3.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%† (A)	93,465	93

Real Estate Fund — 3.3%
Vanguard REIT Index Fund	718	81

Total Mutual Funds
(Cost $1,862)		2,028

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 15.9%
Commodity Fund — 3.0%
PowerShares DB Commodity Index Tracking Fund*	4,133	$ 73

Domestic Equity Funds — 10.2%
iShares Dow Jones Select Dividend Index Fund†	1,041	82
SPDR® S&P® Dividend ETF	1,036	81
WisdomTree LargeCap Dividend Fund	1,105	82
		245

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	617	32
Vanguard FTSE All World ex-US Small-Cap ETF	309	33
		65

Total Exchange-Traded Funds (Cost $346)		383

TOTAL INVESTMENTS — 100.1% (Cost $2,208)**		2,411

Other Assets & Liabilities – (0.1)%		(2)

TOTAL NET ASSETS — 100.0%		$2,409

* Non-income	producing security.
** Aggregate	cost for Federal income tax purposes is (000) $ 2,200.

Gross unrealized appreciation (000)	$227
Gross unrealized depreciation (000)	(16)

Net unrealized appreciation (000)	$211

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$383	$–	$–	$383

Mutual Funds	2,028	–	–	2,028

Total Assets - Investments in Securities	$2,411	$–	$–	$2,411

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  2 0 5 0  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Number of Shares	Value (000)

MUTUAL FUNDS — 83.4%
Domestic Equity Funds — 48.1%
PNC Large Cap Growth Fund,
Class I Shares†	9,278	$ 273
PNC Large Cap Value Fund,
Class I Shares†	12,641	278
PNC S&P 500 Index Fund,
Class I Shares†	8,376	140
PNC Small Cap Fund,
Class I Shares†	6,364	143
		834

Fixed Income Funds — 7.4%
Eaton Vance Floating-Rate Fund	1,160	11
PNC Bond Fund,
Class I Shares†	8,825	93
PNC High Yield Bond Fund,
Class I Shares†	2,137	17
Vanguard Inflation-Protected Securities Fund	262	7
		128

International Equity Funds — 21.3%
PNC International Equity Fund,
Class I Shares†	13,541	279
Vanguard Emerging Markets Stock Index Fund	2,554	90
		369

Money Market Fund — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	61,276	61

Real Estate Fund — 3.1%
Vanguard REIT Index Fund	475	54

Total Mutual Funds
(Cost $1,294)		1,446

	Number	Value
	of Shares	(000)

EXCHANGE-TRADED FUNDS — 17.0%
Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	2,977	$ 53

Domestic Equity Funds — 11.1%
iShares Dow Jones Select Dividend Index Fund†	813	64
SPDR® S&P® Dividend ETF	814	64
WisdomTree LargeCap Dividend Fund	864	64
		192

International Equity Funds — 2.9%
iShares MSCI EAFE Small Cap Index Fund†	481	25
Vanguard FTSE All World ex-US Small-Cap ETF	242	25
		50

Total Exchange-Traded Funds
(Cost $261)		295

TOTAL INVESTMENTS — 100.4%
(Cost $1,555)**		1,741

Other Assets & Liabilities – (0.4)%		(7)

TOTAL NET ASSETS — 100.0%		$1,734

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $1,545.

Gross unrealized appreciation (000)	$217
Gross unrealized depreciation (000)	(21)

Net unrealized appreciation (000)	$196

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Funds	$295	$–	$–	$295

Mutual Funds	1,446	–	–	1,446

Total Assets - Investments in Securities	$1,741	$–	$–	$1,741

There were no transfers between Levels during the the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Retirement Income Fund	Target 2020 Fund	Target 2030 Fund

ASSETS
Investments in non-affiliates at value	$442	$781	$890
Investments in affiliates at value	2,179	2,773	3,223

Total Investments at value	2,621	3,554	4,113

Dividends and interest receivable	2	2	2
Receivable from Adviser	13	13	12
Prepaid expenses	13	14	14

Total Assets	2,649	3,583	4,141

LIABILITIES
Payable for investment securities purchased	2	2	2
Administration fees payable	4	4	4
Custodian fees payable	8	8	8
Transfer agent fees payable	3	3	3
Trustees’ fees payable	4	4	5
Other liabilities	11	10	9

Total Liabilities	32	31	31

TOTAL NET ASSETS	$2,617	$3,552	$4,110

Investments in non-affiliates at cost	$422	$770	$867
Investments in affiliates at cost	2,116	2,681	3,027

Total Investments at cost	$2,538	$3,451	3,894

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$2,480	$3,361	$3,737
Undistributed (Distributions in Excess of) Net Investment Income	2	13	15
Accumulated Net Realized Gain (Loss) on Investments	52	75	139
Net Unrealized Appreciation/Depreciation on Investments	83	103	219

Total Net Assets	$2,617	$3,552	$4,110

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$2,617,400	$3,552,447	$4,110,375

Class I shares outstanding	248,837	309,423	329,336

Net Asset Value, Offering and Redemption Price Per Share	$10.52	$11.48	$12.48

Net assets applicable to Class T(1)	$10.55	$11.47	$12.52

Class T shares outstanding	1	1	1

Net Asset Value, Offering and Redemption Price Per Share	$10.55	$11.47	$12.52

(1) At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

	Target 2040 Fund	Target 2050 Fund

ASSETS
Investments in non-affiliates at value	$503	$368
Investments in affiliates at value	1,908	1,373

Total Investments at value	2,411	1,741

Dividends and interest receivable	1	–
Receivable from Adviser	11	7
Prepaid expenses	14	14

Total Assets	2,437	1,762

LIABILITIES
Payable for investment securities purchased	1	–
Administration fees payable	4	4
Custodian fees payable	8	8
Transfer agent fees payable	3	3
Trustees’ fees payable	3	3
Other liabilities	9	10

Total Liabilities	28	28

TOTAL NET ASSETS	$2,409	$1,734

Investments in non-affiliates at cost	$474	$341
Investments in affiliates at cost	1,734	1,214

Total Investments at cost	$2,208	$1,555

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$2,043	$1,379
Undistributed (Distributions in Excess of) Net Investment Income	7	3
Accumulated Net Realized Gain (Loss) on Investments	156	166
Net Unrealized Appreciation/Depreciation on Investments	203	186

Total Net Assets	$2,409	$1,734

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$2,408,996	$1,729,444

Class I shares outstanding	184,654	130,891

Net Asset Value, Offering and Redemption Price Per Share	$13.05	$13.21

Net assets applicable to Class T(1)	$13.09	$5,044

Class T shares outstanding	1	381.5

Net Asset Value, Offering and Redemption Price Per Share	$13.09	$13.22

(1)	At May 31, 2015, net assets of the T Shares of the Target 2040 Fund represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 5

	Retirement Income Fund	Target 2020 Fund
Investment Income:
Dividends from unaffiliated investments	$13	$11
Dividends from affiliated investments(1)	19	19
Total Investment Income	32	30
Expenses:
Administration fees	35	35
Transfer agent fees	10	10
Custodian fees	14	14
Professional fees	38	16
Pricing service fees	1	1
Printing and shareholder reports	10	10
Registration and filing fees	13	13
Trustees’ fees	12	11
Miscellaneous	7	4
Total Expenses	140	114
Less:
Adviser expense reimbursement(1)	(138)	(111)
Net Expenses	2	3
Net Investment Income (Loss)	30	27
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on unaffiliated investments sold	2	(9)
Net realized gain (loss) on affiliated investments sold(1)	52	80
Capital gain distributions received from affiliated investments	5	3
Net change in unrealized appreciation/depreciation on unaffiliated investments	3	–
Net change in unrealized appreciation/depreciation on affiliated investments	(9)	(5)
Net Gain (Loss) on Investments	53	69
Net Increase (Decrease) in Net Assets Resulting from Operations	$83	$96

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2030 Fund	Target 2040 Fund	Target 2050 Fund

$14	$9	$9
25	14	13
39	23	22

35	35	35
10	10	11
14	14	14
17	15	15
1	1	1
12	9	18
14	13	13
12	10	9
5	4	3
120	111	119

(117)	(109)	(117)
3	2	2
36	21	20

(9)	(8)	(3)
143	158	161
6	4	4
(5)	4	(2)
8	(25)	(64)
143	133	96
$179	$154	$116

See Notes to Financial Statements.

P N C  T a r g e t  D a t e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Retirement Income Fund		Target 2020 Fund
	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014
Investment Activities:
Net investment income (loss)	$30	$54	$27	$18
Net realized gain (loss) on investments sold and Capital gain distributions received from affiliated investments	59	153	74	14
Net change in unrealized appreciation/depreciation on investments	(6)	66	(5)	66
Net increase (decrease) in net assets resulting from operations	83	273	96	98
Dividends to Shareholders:
Dividends from net investment income:
Class I	(38)	(44)	(18)	(13)
Distributions from net realized gains:
Class I	(155)	(6)	(6)	(11)
Total dividends and distributions	(193)	(50)	(24)	(24)
Share Transactions:
Proceeds from shares issued:
Class I	5,941	11,268	4,042	–
Class T	–	–	–	–
Reinvestment of dividends and distributions:
Class I	194	19	24	23
Total proceeds from shares issued and reinvested	6,135	11,287	4,066	23
Value of shares redeemed:
Class I	(4,515)	(11,441)	(1,742)	–
Total value of shares redeemed	(4,515)	(11,441)	(1,742)	–
Increase (decrease) in net assets from share transactions	1,620	(154)	2,324	23
Total increase (decrease) in net assets	1,510	69	2,396	97
Net Assets:
Beginning of year	1,107	1,038	1,156	1,059
End of year*	$2,617	$1,107	$3,552	$1,156

*Including undistributed (distributions in excess of) net investment income	$2	$10	$13	$4

See Notes to Financial Statements.

Target 2030 Fund		Target 2040 Fund		Target 2050 Fund
For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014	For the Year Ended May 31, 2015	For the Year Ended May 31, 2014

$ 36	$ 23	$ 21	$ 18	$ 20	$ 19

140	(1)	154	6	162	8

3	151	(21)	138	(66)	153

179	173	154	162	116	180

(27)	(16)	(17)	(13)	(19)	(14)

–	(4)	–	(8)	(1)	(7)
(27)	(20)	(17)	(21)	(20)	(21)

3,254	223	2,167	–	511	6
–	–	–	–	5	–

27	20	18	21	19	21

3,281	243	2,185	21	535	27

(924)	–	(1,172)	–	(247)	–
(924)	–	(1,172)	–	(247)	–
2,357	243	1,013	21	288	27
2,509	396	1,150	162	384	186

1,601	1,205	1,259	1,097	1,350	1,164
$4,110	$1,601	$2,409	$1,259	$1,734	$1,350

$ 15	$ 6	$ 7	$ 3	$ 3	$ 3

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds

James E. Mineman Managing Director and Co-Lead Portfolio Manager, Small Cap Funds

Mark W. Batty, CFA Co-Lead Portfolio Manager, Large Cap Funds

Martin C. Schulz J.D. Managing Director, International Equity

Peter A. Roy Managing Director and Co-Lead Portfolio Manager, Small Cap Funds

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Asset allocation cannot guarantee a profit or prevent a loss. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s net asset value will decline due to rising interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities. Investments in small and mid capitalization companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Balanced Allocation Fund seeks to provide long-term capital appreciation and current income by investing in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations.

How did the Fund perform during the annual period?

During the annual period, PNC Balanced Allocation Fund returned 3.42% to Class C Shares investors(1) and 5.43% to Class I Shares investors. The Fund’s primary benchmark, the S&P 500® Index(2), returned 11.81%, while the secondary benchmark, a 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index(3) blend(4), returned 8.34%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Allocation overall detracted from the Fund’s relative results during the annual period due primarily to allocations to international developed equities and emerging market equities. Although the Fund’s overall equity allocation remained, on average, just slightly below the blended benchmark at 59% during the annual period, the returns of international developed equities and emerging market equities — along with U.S. small cap equities — underperformed U.S. large cap equities as represented in the equity portion of the blended benchmark, and thus such exposure detracted from relative performance. Additionally, a 5% overweighting of cash at the expense of fixed income exposure hurt modestly.

º

U.S. equity returns led major asset classes, returning between 10% and 12% during the annual period. To compare, developed international equities and emerging market equities posted modest losses during the annual period.

º	Fixed income returns were modestly positive, posting low single-digit returns but underperforming U.S. equities.

●

Selection overall had a rather neutral effect on the Fund’s relative results during the annual period. The underlying actively managed fixed income portfolio underperformed the Barclays U.S. Aggregate Bond Index, but several underlying actively managed equity funds outperformed the S&P 500® Index.

º

The fixed income portion of the Fund underperformed the Barclays U.S. Aggregate Bond Index during the annual period driven in part by duration and yield curve positioning and in part by lagging performance of high yield credit issues in the portfolio.

º	Within the equity portion of the Fund, the actively managed large cap growth and actively managed small cap investments outperformed the S&P 500® Index during the annual period.

º

Partially offsetting these positive contributors were some underperforming underlying equity investments, including the actively managed dividend focus, the actively managed international growth, the passively managed international value and the passively managed emerging market equity investments, which detracted.

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    ( U n a u d i t e d )

●	As of May 31, 2015, the Fund was allocated approximately 59% to equities, 36% to fixed income and 5% to cash, unchanged with respective asset class allocations at the start of the annual period.

º

The Fund’s equity allocation remained slightly below the blended benchmark, as the portfolio management team remained concerned about stretched equity market valuations and heightened risks to earnings given elevated levels of corporate profit margins.

º

The Fund’s fixed income allocation remained underweight the blended benchmark given our expectations for currently low interest rates to increase in the intermediate period, in turn, driving low to negative returns for the asset class.

º

The Fund’s cash position remained overweight at the end of the annual period to deploy funds as needed to fixed income should the interest rate environment improve or if a short-term correction in the equity market provides an opportunity to invest at what we consider to be more attractive valuations.

Portfolio Holdings

Asset Allocation

Equity Securities	58.4%
Fixed Income Securities	35.9
Cash	5.7
100.0%

The table on the right presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Balanced Allocation Fund

Common Stocks	37.5%
Corporate Bonds	14.1
Exchange-Traded Funds	10.9
Foreign Common Stocks	9.9
U.S. Government Agency Mortgage-Backed Obligations	9.8
U.S. Treasury Obligations	9.5
Money Market Fund	5.7
Asset-Backed Securities	1.9
Commercial Mortgage-Backed Security	0.4
Transportation Revenue Bond	0.2
Master Limited Partnership	0.1
100.0%

P N C  E q u i t y  F u n d s

B A L A N C E D  A L L O C A T I O N  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(5)
	Date of Inception	1 Year	3 Years	5 years	10 years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (7)	Total Net Fund Operating Expenses (7)
Class I Shares	7/10/98	5.43%	11.24%	10.43%	6.05%	5.16%	N/A	N/A	1.21%	1.06%
Class A Shares	7/31/98	0.05%	9.15%	9.09%	5.26%	4.61%	4.75%	1.00%(6)	1.50%	1.35%
Class C Shares	4/20/00	3.42%(1)	10.14%	9.33%	5.01%	4.13%	N/A	1.00%	2.21%	2.06%
60/40 Hybrid of the S&P 500® Index/Barclays U.S. Aggregate Bond Index		8.34%	12.49%	11.55%	7.00%	5.88%	N/A	N/A	N/A	N/A
Barclays U.S. Aggregate Bond
Index		3.03%	2.21%	3.90%	4.61%	5.33%	N/A	N/A	N/A	N/A
S&P 500® Index		11.81%	19.67%	16.54%	8.12%	5.68%	N/A	N/A	N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(4)	The 60/40 Hybrid of S&P 500® Index and Barclays U.S. Aggregate Bond Index is a blend of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index, as calculated by the Adviser.

(5)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception returns for the benchmarks reflect the closest month end to the inception date of Class I Shares of the Fund.

(6)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(7)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

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P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  E Q U I T Y  F U N D  O V E R V I E W    ( U n a u d i t e d )

Martin C. Schulz, J.D. Managing Director, International Equity

International investments are subject to special risks not ordinarily associated with domestic investments, including currency fluctuations, economic and political change and differing accounting standards that may adversely affect portfolio securities.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC International Equity Fund seeks to provide long-term capital appreciation by investing in a portfolio of equity securities that are tied economically to a number of countries throughout the world, typically three or more.

How did the Fund perform during the annual period?

During the annual period, PNC International Equity Fund returned 0.32% to Class C Shares investors(1) and 2.25% to Class I Shares investors. The Fund’s benchmark, the MSCI EAFE® Index(2) (the “Index”), returned -0.48%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Sector allocation overall and effective individual security selection within the Fund contributed favorably to its relative results during the annual period. Top-down country allocation decisions detracted slightly.

●

Security selection was most effective within the consumer discretionary, consumer staples and health care sectors. Having an underweighted allocation to energy, which was the weakest sector in the Index during the annual period, and overweighted allocations to information technology and consumer discretionary, which each significantly outpaced the Index during the annual period, added value as well.

●

Only partially offsetting these positive factors was the detracting effect of weaker stock selection in information technology and energy. Having an overweighted allocation to materials, which was the second-weakest sector in the Index during the annual period, also hurt.

●

From a country perspective, individual security selection was most effective within the United Kingdom, followed by Germany, Ireland, Sweden and Norway. Having underweighted allocations to Australia, France, Spain and the United Kingdom, which each lagged the Index; exposure to China, which is not a component of the Index but outpaced the Index during the annual period; and an overweighted allocation to Ireland, which outpaced the Index, also contributed positively to the Fund’s performance.

●

Conversely, weaker stock selection in Italy and Switzerland detracted from Fund results. Also hurting Fund performance were an underweighted position in Japan, which outpaced the Index; an overweighted position in Norway, which lagged the Index; and exposure to South Africa and South Korea, which are not components of the Index but lagged the Index during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

International Equity Fund

United Kingdom	15.3%
Germany	12.6
Japan	12.5
France	7.1
Sweden	6.4
Ireland	4.8
Hong Kong	4.0
Norway	3.4
Twenty-one other countries	27.9
Money Market Fund	6.0
100.0%

P N C  E q u i t y  F u n d s

I N T E R N A T I O N A L  E Q U I T Y  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	8/1/97	2.25%	18.10%	12.51%	7.72%	5.58%	N/A	N/A	1.03%	0.99%
Class A Shares	8/1/97	-3.75%	15.55%	10.94%	6.84%	4.96%	5.50%	1.00%(4)	1.33%	1.29%
Class C Shares	1/5/00	0.32%(1)	16.98%	11.42%	6.69%	4.59%	N/A	1.00%	2.03%	1.99%
MSCI EAFE® Index		-0.48%	15.63%	9.90%	5.56%	4.44%	N/A	N/A	N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The MSCI Europe, Australasia, Far East Index (“MSCI EAFE®”), an unmanaged index comprised of more than 1,000 equity securities of foreign companies, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

L A R G E  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Core Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of domestic large cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Core Fund returned 14.83% to Class C Shares investors(1) and 16.96% to Class I Shares investors. The Fund’s benchmark, the S&P 500® Index(2) (the “Index”), returned 11.81%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Stock selection contributed most favorably to the Fund’s performance relative to the Index during the annual period. Sector allocation overall also contributed positively, albeit more modestly.

●

Individual security selection within the information technology, consumer staples, health care and consumer discretionary sectors contributed positively to the Fund’s relative results. Having an underweighted allocation to energy, which was the weakest sector in the Index during the annual period, also added value.

●

Only partially offsetting these positive contributors was individual stock selection in the financials and materials sectors, which detracted from the Fund’s results during the annual period. Positioning in the industrials sector also hurt.

●

The biggest positive individual contributors to returns included wireless semiconductor company Skyworks Solutions, specialty pharmaceuticals company Shire and semiconductor company NXP Semiconductors.

●

The biggest individual detractors from relative performance included contract drilling services provider Helmerich & Payne, employment services provider ManpowerGroup and integrated oil company ConocoPhillips.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Large Cap Core Fund

Information Technology	18.7%
Financials	15.7
Healthcare	15.1
Consumer Discretionary	14.5
Industrials	11.8
Consumer Staples	8.9
Energy	5.0
Money Market Fund	3.3
Materials	2.6
Telecommunication Services	1.8
Utilities	1.4
Exchange-Traded Fund	1.2
100.0%

P N C  E q u i t y  F u n d s

L A R G E  C A P  C O R E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	8/1/97	16.96%		18.72%	16.47%	6.98%	6.36%	N/A	N/A		1.16%	0.94%
ClassAShares	8/1/97	10.21%		16.19%	14.87%	6.03%	5.71%	5.50%	1.00	%(4)	1.44%	1.22%
ClassCShares	1/20/00	14.83	%(1)	17.58%	15.36%	5.87%	5.30%	N/A	1.00%		2.16%	1.94%
S&P 500® Index		11.81%		19.67%	16.54%	8.12%	6.49%	N/A	N/A		N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

L A R G E  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Growth Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of growth-oriented domestic large cap equity securities.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Growth Fund returned 16.20% to Class C Shares investors(1) and 18.20% to Class I Shares investors. The Fund’s benchmark, the Russell 1000® Growth Index(2) (the “Index”), returned 14.73%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Stock selection contributed most favorably to the Fund’s performance relative to the Index during the annual period. Sector allocation overall also contributed positively, albeit more modestly.

●

Individual security selection within the information technology, consumer staples and consumer discretionary sectors boosted the Fund’s relative results most. Having an underweighted allocation to energy, which was the weakest sector in the Index during the annual period, also added value.

●	These positive contributors were only partially offset by the detracting effect of individual stock selection in the materials and health care sectors.

●	The biggest positive individual contributors to returns included wireless semiconductor company Skyworks Solutions, semiconductor company NXP Semiconductors and clothing manufacturer Hanesbrands.

●

Among the biggest individual detractors from performance were retail drugstore chain operator Rite Aid, global luxury lifestyle brand Michael Kors Holdings and employment services provider ManpowerGroup.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Large Cap Growth Fund

Information Technology	25.8%
Consumer Discretionary	20.6
Healthcare	14.1
Industrials	13.2
Consumer Staples	10.9
Financials	6.3
Energy	3.6
Materials	3.4
Money Market Fund	1.1
Telecommunication Services	1.0
100.0%

P N C  E q u i t y  F u n d s

L A R G E  C A P  G R O W T H  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	12/20/89	18.20%	20.13%	17.75%	7.32%	8.04%	N/A	N/A	1.11%	0.98%
Class A Shares	4/15/91	11.37%	17.63%	16.16%	6.45%	7.53%	5.50%	1.00%(4)	1.41%	1.28%
Class C Shares	1/27/00	16.20%(1)	19.17%	16.72%	6.33%	7.18%	N/A	1.00%	2.11%	1.98%
Russell 1000® Growth Index		14.73%	19.76%	17.67%	9.26%	9.19%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 1000® Growth Index, an unmanaged index of 1,000 of the largest U.S. companies with higher price-to-book ratios and higher forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

L A R G E  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Douglas J. Roman, CFA, CMT Managing Director, Large Cap Funds Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Large Cap Value Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of value-oriented, domestic equity securities of large cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Large Cap Value Fund returned 7.52% to Class C Shares investors(1) and 9.36% to Class I Shares investors. The Fund’s benchmark, the Russell 1000® Value Index(2) (the “Index”), returned 9.03%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Sector allocation overall and individual security selection contributed positively in virtually equal measure to the Fund’s relative performance during the annual period.

●

Effective security selection in the consumer staples, consumer discretionary, and telecommunication services sectors contributed most favorably to the Fund’s results. Having overweight allocations to consumer discretionary, which outperformed the Index during the annual period, and an underweighted allocation to energy, which was the weakest sector in the Index, further buoyed the Fund’s results.

●

Detracting from the Fund’s relative results most was stock selection in the industrials, energy, and materials sectors. Having an underweighted allocation to healthcare and industrials, which outpaced the Index during the annual period, also hurt.

●	The most significant individual contributors to performance included health benefits company Aetna, technology hardware storage & peripherals company Apple and food & staples retailing company Kroger.

●	The biggest individual detractors included oil and gas services and equipment companies Helmerich & Payne, Inc. and chemical company Eastman Chemical.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Large Cap Value Fund

Financials	29.3%
Healthcare	13.7
Industrials	11.0
Consumer Discretionary	10.5
Information Technology	8.1
Energy	8.0
Consumer Staples	7.4
Utilities	4.1
Materials	3.5
Telecommunication Services	2.7
Exchange-Traded Fund	1.4
Money Market Fund	0.3
100.0%

P N C  E q u i t y  F u n d s

L A R G E  C A P  V A L U E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/1/94	9.36%	18.72%	15.08%	7.00%	8.56%	N/A	N/A	1.00%	0.98%
Class A Shares	8/22/94	3.02%	16.21%	13.52%	6.12%	7.98%	5.50%	1.00%(4)	1.30%	1.28%
Class C Shares	1/27/00	7.52%(1)	17.74%	14.05%	6.00%	7.53%	N/A	1.00%	2.00%	1.98%
Russell 1000® Value Index		9.03%	20.06%	15.62%	7.38%	10.16%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 1000® Value Index, an unmanaged index of 1,000 of the largest U.S. companies with lower price-to-book ratios and lower forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M I D  C A P  F U N D  O V E R V I E W    ( U n a u d i t e d )

James E. Mineman

Managing Director and

Co-Lead Portfolio

Manager,

Select Equity

Peter A. Roy

Managing Director and

Co-Lead Portfolio

Manager,

Select Equity

Investments in mid-sized companies present greater risk of loss than investments in large companies.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Mid Cap Fund seeks to provide long-term capital appreciation by investing in a diversified portfolio of domestic equity securities of mid cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Mid Cap Fund returned 7.85% to Class C Shares investors(1) and 9.86% to Class I Shares investors. The Fund’s benchmark, the Russell MidCap® Index(2) (the “Index”), returned 12.47%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Sector allocation decisions as a whole detracted from the Fund’s results. Security selection overall contributed positively.

●

Detracting most from the Fund’s relative results was security selection within the industrials sector. Individual stock selection in information technology and consumer staples also hurt. Hampering results most from an allocation perspective was having an underweight to health care, which outpaced the Index, and having overweighted allocations to industrials and energy, which each lagged the Index during the annual period.

●

Only partially offsetting these detractors was the positive contribution made by effective security selection in the consumer discretionary and financials sectors. Having no exposure to utilities and materials, which each lagged the Index during the annual period, added favorably to relative performance as well.

●

The most significant individual contributors to performance included retail and commercial bank Bank of the Ozarks, application software provider Manhattan Associates and specialty finance company Credit Acceptance.

●

The biggest individual detractors from returns included locations-based measurement instruments provider Trimble Navigation, offshore drilling contractor Atwood Oceanics and oil and gas services and equipment provider Oil States International.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Mid Cap Fund

Financials	30.5%
Industrials	21.6
Consumer Discretionary	20.8
Information Technology	16.4
Energy	3.8
Money Market Fund	3.5
Consumer Staples	3.4
100.0%

P N C  E q u i t y  F u n d s

M I D  C A P  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(4)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/1/02	9.86%	17.51%	13.16%	7.49%	9.26%	N/A	N/A	1.74%	1.25%
Class A Shares	7/1/02	3.52%	15.06%	11.67%	6.64%	8.49%	5.50%	1.00%(3)	2.02%	1.53%
Class C Shares	6/2/03	7.85%(1)	16.41%	12.07%	6.46%	8.20%	N/A	1.00%	2.74%	2.25%
Russell Midcap® Index		12.47%	21.21%	17.20%	9.92%	11.11%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

(3)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(4)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception returns for the benchmarks reflect the closest month end to the inception date of Class I Shares of the Fund.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M I D    C A P    I N D E X    F U N D    O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity

Investments in mid-sized companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Mid Cap Index Fund seeks to approximate, before fund expenses, the investment results of the S&P MidCap 400® Index.

How did the Fund perform during the period?

During the annual period, PNC Mid Cap Index Fund returned 11.00% to both Class I Shares and Class R4 Shares investors. The Fund’s benchmark, the S&P MidCap 400® Index(1) (the “Index”), returned 12.28%.

What factors most significantly affected the Fund’s performance during the period?

●	Nine of the ten sectors within the Index generated gains during the annual period, with six of the nine posting double-digit returns.

●

The best performing sectors within the Index were health care, information technology, telecommunication services and consumer staples. Energy was the only sector to post a negative return during the annual period, though utilities, industrials and materials also significantly lagged the Index on a relative basis.

●

On an absolute basis, the best performing individual stocks within the Index were wireless semiconductor company Skyworks Solutions, semiconductor device manufacturer Qorvo and airline JetBlue Airways, each of which generated a robust triple-digit total return during the annual period.

●

The worst performing individual stocks within the Index on absolute basis were workforce accommodations provider Civeo, coal producer Peabody Energy and oil and gas services and equipment company CARBO Ceramics, each of which experienced a double-digit decline during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Mid Cap Index Fund

Financials	23.2%
Information Technology	16.8
Industrials	15.5
Consumer Discretionary	13.2
Healthcare	8.6
Materials	7.4
Utilities	4.9
Energy	3.9
Consumer Staples	3.7
Exchange Traded Fund	2.1
Money Market Fund	0.5
Telecommunication Services	0.2
100.0%

P N C  E q u i t y  F u n d s

M I D    C A P    I N D E X    F U N D    O V E R V I E W    ( U n a u d i t e d )

Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses (3)
Class I Shares	12/30/13	11.00%	N/A	N/A	N/A	10.59%	N/A	N/A	2.98%	0.25%
Class R4 Shares	12/30/13	11.00%	N/A	N/A	N/A	10.60%	5.50%	N/A	3.13%	0.40%
S&P MidCap 400® Index		12.28%	N/A	N/A	N/A	10.98%	N/A	N/A	N/A	N/A

(1)

The S&P MidCap 400® Index, a market-weighted index consisting of 400 mid-cap stocks, with each stock affecting the Index in proportion to its market value, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees, or other expenses.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class R4 Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R    S M A L L    C A P    C O R E    F U N D    O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Core Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of small cap equity securities that possess both value and growth characteristics.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Core Fund returned 8.94% to Class A Shares investors(1) and 15.59% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Index(2) (the “Index”), returned 11.32%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, which helped us during the annual period, as our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also contributed favorably to results.

●

Individual security selection contributed most positively to the Fund’s performance relative to the Index during the annual period. Sector allocation decisions overall also boosted relative results, albeit more modestly.

●	Security selection within consumer discretionary, financials and energy proved particularly effective.

●

Detracting from results was security selection within the consumer staples and utilities sectors. Having a position in cash during an annual period when the equity market advanced solidly also hampered relative returns.

●	The biggest positive individual contributors to performance included biopharmaceutical company Dyax, biotechnology company InterMune and semiconductor device developer Spansion.

●

The greatest individual detractors from performance included oil and gas services and equipment companies Forum Energy Technologies and Matrix Service and oil and gas exploration and production company Bonanza Creek Energy.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Multi-Factor Small Cap Core Fund

Financials	25.9%
Healthcare	17.4
Information Technology	16.9
Industrials	13.1
Consumer Discretionary	12.1
Materials	3.5
Consumer Staples	2.8
Money Market Fund	2.3
Master Limited Partnerships	2.2
Utilities	2.2
Energy	0.9
Telecommunication Services	0.7
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R    S M A L L    C A P    C O R E    F U N D    O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	9/30/05	15.59%	25.45%	19.88%	8.81%	N/A	N/A	1.26%	0.85%
Class A Shares	9/30/05	8.94%	22.78%	18.22%	7.90%	5.50%	1.00%(4)	1.54%	1.13%
Russell 2000® Index		11.32%	19.45%	15.04%	8.11%	N/A	N/A	N/A	N/A

(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.
(2)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R   S M A L L   C A P   G R O W T H   F U N D   O V E R V I E W  ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Growth Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of growth-oriented small cap equity securities.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Growth Fund returned 15.74% to Class C Shares investors(1) and 17.83% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Growth Index(2) (the “Index”), returned 17.73%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, which helped us during the annual period, as our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also contributed favorably to results.

●	Security selection decisions contributed most positively to the Fund’s relative results during the annual period. Sector allocation decisions overall detracted, albeit modestly, from relative results.

●	Security selection within energy was particularly strong. Security selection within consumer staples, materials and telecommunication services also proved effective.

●

Partially offsetting these positives was weaker security selection within the information technology and industrials sectors. Detracting most from a sector allocation perspective was having an underweighted position in health care, which was the strongest performing sector in the Index during the annual period. Having a position in cash when the equity market advanced solidly also hurt.

●	Top individual contributors to performance included biopharmaceutical companies Dyax and Halozyme Therapeutics and semiconductor device manufacturer Ambarella.

●	The biggest individual detractors included website solutions provider Web.com Group, specialty pharmaceuticals company Ohr Pharmaceutical and radio broadcasting company Cumulus Media.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Multi-Factor Small Cap Growth Fund

Information Technology	24.8%
Healthcare	23.8
Consumer Discretionary	17.1
Industrials	12.2
Financials	9.9
Materials	4.4
Money Market Fund	2.6
Consumer Staples	2.4
Telecommunication Services	1.4
Master Limited Partnerships	0.8
Energy	0.6
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R   S M A L L   C A P   G R O W T H   F U N D   O V E R V I E W   ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Year	5 Year	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	9/30/05	17.83%	22.91%	19.51%	8.68%	N/A	N/A	1.66%	0.85%
Class A Shares	9/30/05	11.03%	20.29%	17.87%	7.79%	5.50%	1.00%(4)	1.94%	1.13%
Class C Shares	9/30/05	15.74%(1)	21.72%	18.35%	8.19%	N/A	1.00%	2.66%	1.85%
Russell 2000® Growth Index		17.73%	21.60%	17.37%	9.36%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Growth Index, an unmanaged index of 2,000 small-company stocks that have higher than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its inception date for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R    S M A L L    C A P    V A L U E    F U N D    O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Multi-Factor Small Cap Value Fund seeks to provide long-term capital appreciation by investing primarily in stocks of small cap companies that are believed to be conservatively valued.

How did the Fund perform during the annual period?

During the annual period, PNC Multi-Factor Small Cap Value Fund returned 11.67% to Class C Shares investors(1) and 13.57% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Value Index(2) (the “Index”), returned 5.10%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Our multi-factor systematic approach to stock selection focuses on companies with reasonable valuations, improving fundamentals and increasing awareness of investor behavior, which helped us during the annual period, as our model carries individual factors like cash flow to price, free cash flow to enterprise value, sales growth, earnings growth, estimate revision change and earnings estimate dispersion. Risk management in portfolio construction also contributed favorably to results.

●	Security selection decisions contributed most positively to the Fund’s relative results during the annual period. Sector allocation decisions overall detracted, albeit modestly.

●	Security selection proved most effective within the industrials, energy, information technology, consumer discretionary, health care and financials sectors.

●

Detracting from results was security selection within the materials sector. Having an overweighted allocation to energy, the weakest performing sector in the Index during the annual period, also hampered relative performance.

●	Individual stocks having a positive impact on performance included semiconductor device manufacturer Ambarella, family restaurant chain Denny’s and biotechnology company Repligen.

●

The biggest individual detractors included steel producer Worthington Industries, full-service oil and gas midstream provider NGL Energy Partners LP and basic and diversified chemicals company FutureFuel.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Multi-Factor Small Cap Value Fund

Financials	38.8%
Consumer Discretionary	11.7
Industrials	10.7
Information Technology	10.5
Healthcare	7.6
Utilities	5.1
Master Limited Partnerships	4.9
Materials	4.3
Energy	3.4
Telecommunication Services	1.1
Consumer Staples	1.0
Money Market Fund	0.9
100.0%

P N C  E q u i t y  F u n d s

M U L T I - F A C T O R    S M A L L    C A P    V A L U E     F U N D    O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/26/94	13.57%	22.15%	16.26%	6.08%	10.72%	N/A	N/A	1.58%	0.85%
Class A Shares	8/15/94	7.01%	19.59%	14.74%	5.24%	10.12%	5.50%	1.00%(4)	1.86%	1.13%
Class C Shares	1/27/00	11.67%(1)	21.10%	15.21%	5.08%	9.69%	N/A	1.00%	2.58%	1.85%
Russell 2000® Value Index		5.10%	17.27%	12.70%	7.32%	10.51%	N/A	N/A	N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Value Index, an unmanaged index of companies that have lower than average price-to-book ratios and forecasted growth values, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

S & P    5 0 0    I N D E X    F U N D    O V E R V I E W    (U n a u d i t e d)

Hitesh C. Patel, PhD
Managing Director,
Structured Equity

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC S&P 500® Index Fund seeks to approximate, before fund expenses, the investment results of the S&P 500® Index.

How did the Fund perform during the annual period?

During the annual period, PNC S&P 500® Index Fund returned 9.46% to Class C Shares investors(1) and 11.52% to Class I Shares investors. The Fund’s benchmark, the S&P 500® Index(2) (the “Index”), returned 11.81%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Nine of the ten sectors within the Index generated solid gains during the annual period, with five of the nine posting double-digit returns.

●

The best performing sectors within the Index were health care, information technology and consumer discretionary. Energy was the only sector to post a negative return during the annual period, though telecommunication services and materials also significantly lagged the Index on a relative basis.

●

On an absolute basis, the best performing individual stocks within the Index were wireless semiconductor company Skyworks Solutions, semiconductor device manufacturer Avago Technologies and non-alcoholic beverage company Monster Beverage, each of which generated a robust total return during the annual period.

●

The worst performing individual stocks within the Index on an absolute basis were coal producer Peabody Energy, oil and gas exploration and production company Denbury Resources and insurance company Genworth Financial, each of which experienced double-digit declines during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

S&P 500 Index Fund

Information Technology	19.5%
Financials	15.9
Healthcare	14.5
Consumer Discretionary	12.1
Industrials	9.9
Consumer Staples	9.3
Energy	7.7
Materials	3.1
Utilities	2.8
Telecommunication Services	2.2
Money Market Fund	2.0
Exchange Traded Fund	1.0
100.0%

P N C    E q u i t y    F u n d s

S & P    5 0 0    I N D E X     F U N D    O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	7/10/98	11.52%		19.35%	16.24%	7.86%	5.29%	N/A	N/A		0.27%	0.20%
Class A Shares	10/15/98	8.48%		18.07%	15.35%	7.31%	4.86%	2.50%	0.50	%(4)	0.52%	0.45%
Class C Shares	1/17/00	9.46	%(1)	18.21%	15.09%	6.79%	4.23%	N/A	1.00%		1.27%	1.20%
Class R4 Shares	12/30/13	N/A		19.31%	16.21%	7.85%	5.27%	N/A	N/A		0.42%	0.35%
Class R5 Shares	12/30/13	N/A		19.34%	16.23%	7.86%	5.29%	N/A	N/A		0.32%	0.25%
S&P 500® Index		11.81%		19.67%	16.54%	8.12%	5.68%	N/A	N/A		N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P 500® Index, a widely used, unmanaged index of 500 common stocks, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A, Class C, Class R4 and Class R5 Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable.Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

S M A L L    C A P    F U N D    O V E R V I E W    (U n a u d i t e d)

James E. Mineman
Managing Director and
Co-Lead Portfolio
Manager,
Select Equity
Peter A. Roy
Managing Director and
Co-Lead Portfolio
Manager,
Select Equity
Investments in small capitalization companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in stocks of U.S. small cap companies.

How did the Fund perform during the annual period?

During the annual period, PNC Small Cap Fund returned 11.72% to Class C Shares investors(1) and 13.78% to Class I Shares investors. The Fund’s benchmark, the Russell 2000® Index(2) (the “Index”), returned 11.32%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Security selection overall contributed positively to the Fund’s results. Sector allocation decisions as a whole detracted.

●

Individual stock selection in the financials, information technology and energy sectors contributed most favorably during the annual period. Having an underweighted allocation to energy, the weakest sector in the Index during the annual period, also added significant value.

●

Partially offsetting these positive contributors was security selection in the industrials and health care sectors, which detracted most during the annual period. Having an underweighted allocation to health care, which was the best performing sector in the Index during the annual period, hurt as well.

●

The most significant positive individual contributors to performance included specialty finance company Credit Acceptance, retail and commercial bank Bank of the Ozarks and application software provider Manhattan Associates.

●

The biggest individual detractors included flow control equipment manufacturer Colfax, industrial products and systems manufacturer Actuant and industrial distribution and rental services company Wesco Aircraft Holdings.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Small Cap Fund

Financials	33.2%
Industrials	17.5
Consumer Discretionary	17.2
Information Technology	12.8
Healthcare	7.8
Materials	3.5
Consumer Staples	2.8
Money Market Fund	2.7
Energy	2.5
100.0%

P N C  E q u i t y  F u n d s

S M A L L    C A P    F U N D    O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC		Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	4/2/04	13.78%		21.52%	18.75%	9.01%	8.99%	N/A	N/A		1.18%	0.99%
Class A Shares	4/2/04	7.24%		18.91%	17.08%	8.11%	8.15%	5.50%	1.00	%(4)	1.48%	1.29%
Class C Shares	4/2/04	11.72	%(1)	20.30%	17.56%	7.96%	7.95%	N/A	1.00%		2.18%	1.99%
Russell 2000® Index		11.32%		19.45%	15.04%	8.73%	8.34%	N/A	N/A		N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

S M A L L    C A P    I N D E X    F U N D    O V E R V I E W    ( U n a u d i t e d )

Hitesh C. Patel, PhD
Managing Director,
Structured Equity
Investments in small companies present greater risk of loss than investments in large companies.
Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Small Cap Index Fund seeks to approximate, before fund expenses, the investment results of the Russell 2000® Index.

How did the Fund perform during the period?

During the annual period, PNC Small Cap Index Fund returned 11.82% to both Class I Shares and Class R4 Shares investors. The Fund’s benchmark, the Russell 2000® Index(1) (the “Index”), returned 11.32%.

What factors most significantly affected the Fund’s performance during the period?

●	Eight of the ten sectors within the Index generated gains during the annual period, with five of the eight posting double-digit returns.

●

The best performing sectors within the Index were health care, information technology and consumer discretionary. Energy and materials were the only sectors to post negative returns during the annual period, though industrials and telecommunication services also significantly lagged the Index on a relative basis.

●

On an absolute basis, the best performing individual stocks within the Index were biotechnological products and services provider Bluebird Bio, medical device developer Esperion Therapeutics and specialty pharmaceuticals company Receptos, each of which generated a robust triple-digit total return during the annual period.

●

The worst performing individual stocks within the Index on an absolute basis were oil and gas exploration and production companies American Eagle Energy, BPZ Resources and Quicksilver Resources, each of which experienced double-digit declines during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Small Cap Index Fund

Financials	21.9%
Information Technology	17.6
Healthcare	14.8
Consumer Discretionary	13.2
Industrials	12.7
Money Market Fund	4.5
Materials	4.2
Energy	3.1
Utilities	3.0
Consumer Staples	2.9
Exchange Traded Fund	1.5
Telecommunication Services	0.6
100.0%

P N C  E q u i t y  F u n d s

S M A L L    C A P    I N D E X    F U N D    O V E R V I E W    ( U n a u d i t e d )

Total Returns as of 05/31/15(2)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (3)	Total Net Fund Operating Expenses (3)
Class I Shares	12/30/13	11.82%	N/A	N/A	N/A	6.90%	N/A	N/A	2.84%	0.25%
Class R4 Shares	12/30/13	11.82%	N/A	N/A	N/A	6.91%	5.50%	N/A	2.99%	0.40%
Russell 2000® Index		11.32%	N/A	N/A	N/A	6.32%	N/A	N/A	N/A	N/A

(1)

The Russell 2000® Index, an unmanaged index of companies widely representative of small capitalization companies based on market capitalization, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(2)

The graph provides the return of a hypothetical $10,000 investment in the Fund since the date of inception of its Class I and Class R4 Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(3)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  E q u i t y  F u n d s

E X P L A N A T I O N    O F    E X P E N S E    T A B L E S    ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2014 to May 31, 2015 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2015. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2014 to May 31, 2015).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,023.67	1.00%	$5.05
Class A	1,000.00	1,022.35	1.29	6.49
Class C	1,000.00	1,018.70	1.97	9.91
Hypothetical(2)
Class I	1,000.00	1,019.95	1.00	5.04
Class A	1,000.00	1,018.51	1.29	6.48
Class C	1,000.00	1,015.11	1.97	9.89

International Equity Fund
Actual
Class I	$1,000.00	$1,065.74	0.98%	$5.04
Class A	1,000.00	1,063.52	1.28	6.57
Class C	1,000.00	1,061.00	1.82	9.36
Hypothetical(2)
Class I	1,000.00	1,020.05	0.98	4.93
Class A	1,000.00	1,018.56	1.28	6.43
Class C	1,000.00	1,015.85	1.82	9.16

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annual- ized Expense Ratio	Expenses Paid During Period(1)

Large Cap Core Fund
Actual
Class I	$1,000.00	$1,059.91	0.94%	$4.83
Class A	1,000.00	1,057.93	1.22	6.25
Class C	1,000.00	1,054.94	1.91	9.80
Hypothetical(2)
Class I	1,000.00	1,020.24	0.94	4.73
Class A	1,000.00	1,018.86	1.22	6.13
Class C	1,000.00	1,015.39	1.91	9.61

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,055.53	0.98%	$5.03
Class A	1,000.00	1,053.70	1.27	6.51
Class C	1,000.00	1,050.32	1.87	9.55
Hypothetical(2)
Class I	1,000.00	1,020.04	0.98	4.94
Class A	1,000.00	1,018.59	1.27	6.40
Class C	1,000.00	1,015.61	1.87	9.39

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
(2)	Assumes annual return of 5% before expenses.

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,033.06	0.98%	$4.97
Class A	1,000.00	1,031.62	1.28	6.46
Class C	1,000.00	1,029.55	1.83	9.24
Hypothetical(2)
Class I	1,000.00	1,020.04	0.98	4.94
Class A	1,000.00	1,018.57	1.28	6.42
Class C	1,000.00	1,015.82	1.83	9.18

Mid Cap Fund
Actual
Class I	$1,000.00	$1,042.72	1.25%	$6.37
Class A	1,000.00	1,041.42	1.53	7.78
Class C	1,000.00	1,037.61	2.21	11.25
Hypothetical(2)
Class I	1,000.00	1,018.69	1.25	6.30
Class A	1,000.00	1,017.31	1.53	7.69
Class C	1,000.00	1,013.89	2.21	11.12

Mid Cap Index Fund
Actual
Class I	$1,000.00	$1,060.97	0.25%	$1.28
Class R4	1,000.00	1,061.01	0.26	1.34
Hypothetical(2)
Class I	1,000.00	1,023.68	0.25	1.26
Class R4	1,000.00	1,023.64	0.26	1.31

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,055.91	0.91%	$4.66
Class A	1,000.00	1,054.50	1.19	6.09
Hypothetical(2)
Class I	1,000.00	1,020.40	0.91	4.58
Class A	1,000.00	1,019.01	1.19	5.98

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,100.06	0.91%	$4.79
Class A	1,000.00	1,097.78	1.19	6.22
Class C	1,000.00	1,094.35	1.85	9.67
Hypothetical(2)
Class I	1,000.00	1,020.37	0.91	4.60
Class A	1,000.00	1,019.00	1.19	5.99
Class C	1,000.00	1,015.70	1.85	9.30

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,058.56	0.92%	$4.70
Class A	1,000.00	1,057.58	1.19	6.11
Class C	1,000.00	1,055.05	1.84	9.42
Hypothetical(2)
Class I	1,000.00	1,020.37	0.92	4.61
Class A	1,000.00	1,018.99	1.19	6.00
Class C	1,000.00	1,015.76	1.84	9.24

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,028.77	0.20%	$1.01
Class A	1,000.00	1,027.63	0.45	2.26
Class C	1,000.00	1,024.22	1.12	5.65
Class R4	1,000.00	1,028.12	0.36	1.82
Class R5	1,000.00	1,029.41	0.24	1.26
Hypothetical(2)
Class I	1,000.00	1,023.93	0.20	1.01
Class A	1,000.00	1,022.70	0.45	2.26
Class C	1,000.00	1,019.35	1.12	5.63
Class R4	1,000.00	1,023.14	0.36	1.82
Class R5	1,000.00	1,023.68	0.24	1.26

Small Cap Fund
Actual
Class I	$1,000.00	$1,091.35	0.99%	$5.16
Class A	1,000.00	1,090.14	1.29	6.71
Class C	1,000.00	1,086.24	1.92	9.98
Hypothetical(2)
Class I	1,000.00	1,020.00	0.99	4.99
Class A	1,000.00	1,018.51	1.29	6.48
Class C	1,000.00	1,015.36	1.92	9.64

Small Cap Index Fund
Actual
Class I	$1,000.00	$1,065.05	0.25%	$1.29
Class R4	1,000.00	1,065.12	0.29	1.49
Hypothetical(2)
Class I	1,000.00	1,023.68	0.25	1.26
Class R4	1,000.00	1,023.49	0.29	1.46

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Balanced Allocation Fund(1)
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$13.29	$12.02		$10.47	$10.74		$9.07	$13.34	$12.04		$10.51	$10.77		$9.08

Net Investment Income(2)	0.18	0.17		0.15	0.17		0.14	0.14	0.14		0.12	0.15		0.12
Realized and Unrealized Gain (Loss) on Investments	0.53	1.27		1.56	(0.26)		1.67	0.53	1.30		1.54	(0.26)		1.68

Total from Investment Operations	0.71	1.44		1.71	(0.09)		1.81	0.67	1.44		1.66	(0.11)		1.80

Payment by Affiliate(2)	–	–		–	–	*(3)	–	–	–		–	–	*(3)	–

Contributions of Capital by Affiliate(2)	–	–	*(4)	–	–		–	–	–	*(4)	–	–		–

Dividends from Net Investment Income	(0.19)	(0.17)		(0.16)	(0.18)		(0.14)	(0.16)	(0.14)		(0.13)	(0.15)		(0.11)

Total Distributions	(0.19)	(0.17)		(0.16)	(0.18)		(0.14)	(0.16)	(0.14)		(0.13)	(0.15)		(0.11)

Net Asset Value, End of Year	$13.81	$13.29		$12.02	$10.47		$10.74	$13.85	$13.34		$12.04	$10.51		$10.77

Total Return†	5.43%	12.14%		16.43%	(0.75	)%(3)	20.21%	5.08%	12.04%		15.93%	(0.95	)%(3)	19.96%

Ratios/Supplemental Data
Net Assets End of Year (000)	$54,649	$57,001		$50,513	$45,922		$80,603	$10,330	$10,822		$10,513	$10,439		$12,791
Ratio of Expenses to Average Net Assets	1.00%	1.00%		1.00%	1.00%		1.02%	1.28%	1.20	%(5)	1.29%	1.20	%(6)	1.31%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.32%		1.32%	1.64%		1.46%	1.07%	1.13	%(5)	1.04%	1.41	%(6)	1.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.15%	1.15%		1.19%	1.12%		1.07%	1.43%	1.43%		1.48%	1.42%		1.36%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.20%	1.17%		1.13%	1.52%		1.41%	0.92%	0.90%		0.85%	1.19%		1.12%
Portfolio Turnover Rate	43%	55%		62%	63%		76%	43%	55%		62%	63%		76%

	Balanced Allocation Fund
	Class C
	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$13.16	$11.91		$10.41	$10.67		$9.00

Net Investment Income(2)	0.05	0.05		0.04	0.06		0.04
Realized and Unrealized Gain (Loss) on Investments	0.53	1.27		1.53	(0.25)		1.66

Total from Investment Operations	0.58	1.32		1.57	(0.19)		1.70

Payment by Affiliate(2)	–	–		–	–	*(3)	–

Contributions of Capital by Affiliate(2)	–	–	*(4)	–	–		–

Dividends from Net Investment Income	(0.10)	(0.07)		(0.07)	(0.07)		(0.03)

Distributions from Net Realized Gains	–	–		–	–		–

Total Distributions	(0.10)	(0.07)		(0.07)	(0.07)		(0.03)

Net Asset Value, End of Year	$13.64	$13.16		$11.91	$10.41		$10.67

Total Return†	4.42%	11.10%		15.18%	(1.73	)%(3)	18.97%

Ratios/Supplemental Data
Net Assets End of Year (000)	$688	$794		$839	$798		$895
Ratio of Expenses to Average Net Assets	1.96%	1.95	%(5)	2.00%	2.00%		2.02%
Ratio of Net Investment Income to Average Net Assets	0.39%	0.39	%(5)	0.32%	0.61%		0.46%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.11%	2.12%		2.19%	2.13%		2.07%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.24%	0.22%		0.13%	0.48%		0.41%
Portfolio Turnover Rate	43%	55%		62%	63%		76%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)

At May 31, 2015, net assets of the T Shares represented initial seed capital. There was no other shareholder activity in this share class during the reporting period; therefore, no information is presented. (2) Per share data calculated using average shares outstanding method.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(4)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	International Equity Fund
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$20.45	$17.12		$12.99	$16.30		$12.14	$20.31	$17.00		$12.90	$16.15		$12.03

Net Investment Income(1)	0.30	0.26		0.22	0.18		0.16	0.24	0.23		0.17	0.14		0.11
Realized and Unrealized Gain (Loss) on Investments	0.13	3.36		4.04	(3.31)		4.13	0.12	3.32		4.02	(3.26)		4.09

Total from Investment Operations	0.43	3.62		4.26	(3.13)		4.29	0.36	3.55		4.19	(3.12)		4.20

Payment by Affiliate(1)	–	–		–	–	*(2)	–	–	–		–	–	*(2)	–

Contributions of Capital by Affiliate(1)	–	–	*(3)	–	–	*(4)	–	–	–	*(3)	–	–	*(4)	–

Dividends from Net Investment Income	(0.27)	(0.29)		(0.13)	(0.18)		(0.13)	(0.22)	(0.24)		(0.09)	(0.13)		(0.08)

Total Distributions	(0.27)	(0.29)		(0.13)	(0.18)		(0.13)	(0.22)	(0.24)		(0.09)	(0.13)		(0.08)

Net Asset Value, End of Year	$20.61	$20.45		$17.12	$12.99		$16.30	$20.45	$20.31		$17.00	$12.90		$16.15

Total Return†	2.25%	21.26%		32.92%	(19.18	)%(2)(4)	35.41%	1.85%	20.96%		32.52%	(19.30	)%(2)(4)	35.00%

Ratios/Supplemental Data
Net Assets End of Year (000)	$631,411	$591,650		$378,076	$301,919		$364,468	$18,963	$13,920		$8,867	$7,757		$11,493
Ratio of Expenses to Average Net Assets	0.98%	1.04%		1.21%	1.23%		1.23%	1.27%	1.23	%(5)	1.51%	1.42	%(6)	1.53%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.33%		1.45%	1.26%		1.13%	1.23%	1.22	%(5)	1.12%	0.97	%(6)	0.79%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.09%	1.18%		1.21%	1.23%		1.23%	1.38%	1.47%		1.51%	1.53%		1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.38%	1.19%		1.45%	1.26%		1.13%	1.12%	0.98%		1.12%	0.86%		0.79%
Portfolio Turnover Rate	29%	31%		34%	31%		38%	29%	31%		34%	31%		38%

	International Equity Fund
	Class C
	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$19.54	$16.40		$12.46	$15.59		$11.63

Net Investment Income (Loss)(1)	0.13	0.23		0.05	0.03		0.02
Realized and Unrealized Gain (Loss) on Investments	0.10	3.06		3.89	(3.15)		3.94

Total from Investment Operations	0.23	3.29		3.94	(3.12)		3.96

Payment by Affiliate(1)	–	–		–	–	*(2)	–

Contributions of Capital by Affiliate(1)	–	–	*(3)	–	–	*(4)	–

Dividends from Net Investment Income	(0.13)	(0.15)		–	(0.01)		– *

Total Distributions	(0.13)	(0.15)		–	(0.01)		– *

Net Asset Value, End of Year	$19.64	$19.54		$16.40	$12.46		$15.59

Total Return†	1.32%	20.17%		31.62%	(19.98	)%(2)(4)	34.05%

Ratios/Supplemental Data
Net Assets End of Year (000)	$2,566	$1,662		$350	$313		$451
Ratio of Expenses to Average Net Assets	1.88%	1.89	%(5)	2.21%	2.23%		2.23%
Ratio of Net Investment Income to Average Net Assets	0.66%	1.21	%(5)	0.38%	0.19%		0.16%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	1.99%	2.10%		2.21%	2.23%		2.23%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	0.55%	1.00%		0.38%	0.19%		0.16%
Portfolio Turnover Rate	29%	31%		34%	31%		38%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.
(3)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(4)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(5)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(6)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Core Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$15.11	$12.82		$10.79	$10.96	$8.60	$14.81	$12.56		$10.57	$10.73		$8.42

Net Investment Income (Loss)(1)	0.14	0.12		0.15	0.12	0.10	0.09	0.10		0.11	0.10		0.07
Realized and Unrealized Gain (Loss) on Investments	2.41	2.30		2.02	(0.17)	2.35	2.36	2.24		1.99	(0.17)		2.31

Total from Investment Operations	2.55	2.42		2.17	(0.05)	2.45	2.45	2.34		2.10	(0.07)		2.38

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	(0.14)	(0.13)		(0.14)	(0.12)	(0.09)	(0.11)	(0.09)		(0.11)	(0.09)		(0.07)

Total Distributions	(0.14)	(0.13)		(0.14)	(0.12)	(0.09)	(0.11)	(0.09)		(0.11)	(0.09)		(0.07)

Net Asset Value, End of Year	$17.52	$15.11		$12.82	$10.79	$10.96	$17.15	$14.81		$12.56	$10.57		$10.73

Total Return†	16.96%	19.00%		20.21%	(0.46)%	28.69%	16.61%	18.74%		19.92%	(0.67)%		28.32%

Ratios/Supplemental Data
Net Assets End of Year (000)	$23,527	$21,865		$26,530	$17,840	$14,431	$2,860	$2,784		$2,705	$2,596		$3,466
Ratio of Expenses to Average Net Assets	0.94%	0.94%		0.94%	0.94%	0.94%	1.21%	1.11	%(3)	1.22%	1.13	%(4)	1.23%
Ratio of Net Investment Income to Average Net Assets	0.84%	0.89%		1.25%	1.13%	1.05%	0.57%	0.71	%(3)	0.95%	0.92	%(4)	0.76%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.25%	1.16%		1.18%	1.26%	1.28%	1.52%	1.43%		1.46%	1.55%		1.57%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.67%		1.01%	0.81%	0.71%	0.26%	0.39%		0.71%	0.50%		0.42%
Portfolio Turnover Rate	61%	69%		80%	60%	79%	61%	69%		80%	60%		79%

	Large Cap Core Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Period	$13.76	$11.68		$9.84	$10.01	$7.86

Net Investment Income (Loss)(1)	(0.02)	–		0.02	0.01	0.01
Realized and Unrealized Gain (Loss) on Investments	2.20	2.09		1.85	(0.16)	2.16

Total from Investment Operations	2.18	2.09		1.87	(0.15)	2.17

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–

Dividends from Net Investment Income	(0.05)	(0.01)		(0.03)	(0.02)	(0.02)

Total Distributions	(0.05)	(0.01)		(0.03)	(0.02)	(0.02)

Net Asset Value, End of Period	$15.89	$13.76		$11.68	$9.84	$10.01

Total Return†	15.83%	17.92%		19.00%	(1.49)%	27.59%

Ratios/Supplemental Data
Net Assets End of Period (000)	$260	$155		$124	$128	$178
Ratio of Expenses to Average Net Assets	1.92%	1.85	%(3)	1.94%	1.94%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14)%	(0.02	)%(3)	0.22%	0.12%	0.06%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.22%	2.13%		2.18%	2.27%	2.28%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.44)%	(0.30)%		(0.02)%	(0.21)%	(0.28)%
Portfolio Turnover Rate	61%	69%		80%	60%	79%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.10% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default brokerdealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Large Cap Growth Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$25.03	$20.42		$17.31	$17.24	$13.42	$24.58	$20.02		$16.96	$16.88		$13.14

Net Investment Income (Loss)(1)	0.13	0.12		0.14	0.11	0.07	0.05	0.09		0.09	0.07		0.02
Realized and Unrealized Gain (Loss) on Investments	4.42	4.63		3.12	0.05	3.86	4.33	4.54		3.07	0.05		3.78

Total from Investment Operations	4.55	4.75		3.26	0.16	3.93	4.38	4.63		3.16	0.12		3.80

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	(0.11)	(0.14)		(0.15)	(0.09)	(0.11)	(0.04)	(0.07)		(0.10)	(0.04)		(0.06)

Total Distributions	(0.11)	(0.14)		(0.15)	(0.09)	(0.11)	(0.04)	(0.07)		(0.10)	(0.04)		(0.06)

Net Asset Value, End of Year	$29.47	$25.03		$20.42	$17.31	$17.24	$28.92	$24.58		$20.02	$16.96		$16.88

Total Return†	18.20%	23.31%		18.96%	0.98%	29.32%	17.84%	23.16%		18.68%	0.71%		28.96%

Ratios/Supplemental Data
Net Assets End of Year (000)	$82,360	$53,738		$56,042	$56,731	$80,188	$15,403	$12,973		$12,045	$12,159		$15,282
Ratio of Expenses to Average Net Assets	0.98%	0.98%		0.98%	0.98%	0.98%	1.26%	1.08	%(3)	1.28%	1.17	%(4)	1.28%
Ratio of Net Investment Income to Average Net Assets	0.46%	0.53%		0.77%	0.63%	0.44%	0.17%	0.43	%(3)	0.47%	0.43	%(4)	0.13%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.04%	1.11%		1.12%	1.09%	1.07%	1.33%	1.39%		1.42%	1.39%		1.37%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.40%	0.40%		0.63%	0.52%	0.35%	0.10%	0.12%		0.33%	0.21%		0.04%
Portfolio Turnover Rate	63%	70%		75%	61%	71%	63%	70%		75%	61%		71%
	Large Cap Growth Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$22.44	$18.31		$15.54	$15.55	$12.14

Net Investment Income (Loss)(1)	(0.10)	(0.01)		(0.04)	(0.06)	(0.08)
Realized and Unrealized Gain (Loss) on Investments	3.97	4.14		2.81	0.05	3.49

Total from Investment Operations	3.87	4.13		2.77	(0.01)	3.41

Contributions of Capital by Affiliate(1)	–	—	*(2)	–	–	–

Total Distributions	–	–		–	–	–

Net Asset Value, End of Year	$26.31	$22.44		$18.31	$15.54	$15.55

Total Return†	17.20%	22.56%		17.83%	(0.06)%	28.09%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,311	$283		$259	$216	$286
Ratio of Expenses to Average Net Assets	1.85%	1.55	%(3)	1.98%	1.98%	1.98%
Ratio of Net Investment Loss to Average Net Assets	(0.40)%	(0.04	)%(3)	(0.23)%	(0.38)%	(0.57)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.88%	1.89%		2.12%	2.08%	2.07%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.43)%	(0.38)%		(0.37)%	(0.48)%	(0.66)%
Portfolio Turnover Rate	63%	70%		75%	61%	71%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.18% and 0.22% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Value Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$20.29	$16.93		$13.60	$14.22	$11.62	$20.26	$16.88		$13.56	$14.16		$11.57

Net Investment Income(1)	0.21	0.19		0.21	0.21	0.17	0.15	0.16		0.17	0.18		0.13
Realized and Unrealized Gain (Loss) on Investments	1.68	3.37		3.34	(0.62)	2.61	1.67	3.36		3.32	(0.62)		2.60

Total from Investment Operations	1.89	3.56		3.55	(0.41)	2.78	1.82	3.52		3.49	(0.44)		2.73

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	(0.22)	(0.20)		(0.22)	(0.21)	(0.18)	(0.16)	(0.14)		(0.17)	(0.16)		(0.14)

Total Distributions	(0.22)	(0.20)		(0.22)	(0.21)	(0.18)	(0.16)	(0.14)		(0.17)	(0.16)		(0.14)

Net Asset Value, End of Year	$21.96	$20.29		$16.93	$13.60	$14.22	$21.92	$20.26		$16.88	$13.56		$14.16

Total Return†	9.36%	21.15%		26.31%	(2.86)%	24.18%	9.02%	20.97%		25.94%	(3.03)%		23.81%

Ratios/Supplemental Data
Net Assets End of Year (000)	$90,375	$100,626		$91,849	$102,960	$152,015	$24,613	$24,746		$23,691	$22,020		$28,623
Ratio of Expenses to Average Net Assets	0.98%	0.99%		1.03%	0.99%	0.97%	1.27%	1.14	%(3)	1.33%	1.18	%(4)	1.27%
Ratio of Net Investment Income to Average Net Assets	1.00%	1.03%		1.40%	1.53%	1.32%	0.73%	0.88	%(3)	1.10%	1.35	%(4)	1.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.00%	1.02%		1.03%	0.99%	0.97%	1.30%	1.30%		1.33%	1.29%		1.27%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.98%	1.00%		1.40%	1.53%	1.32%	0.70%	0.72%		1.10%	1.24%		1.03%
Portfolio Turnover Rate	64%	57%		100%	23%	69%	64%	57%		100%	23%		69%
	Large Cap Value Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$19.93	$16.61		$13.34	$13.95	$11.39

Net Investment Income(1)	0.03	0.06		0.06	0.07	0.04
Realized and Unrealized Gain (Loss) on Investments	1.66	3.29		3.28	(0.61)	2.57

Total from Investment Operations	1.69	3.35		3.34	(0.54)	2.61

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–

Dividends from Net Investment Income	(0.06)	(0.03)		(0.07)	(0.07)	(0.05)

Total Distributions	(0.06)	(0.03)		(0.07)	(0.07)	(0.05)

Net Asset Value, End of Year	$21.56	$19.93		16.61	13.34	13.95

Total Return†	8.52%	20.21%		25.13%	(3.85)%	22.96%

Ratios/Supplemental Data
Net Assets End of Year (000)	$212	$173		$149	$126	$152
Ratio of Expenses to Average Net Assets	1.84%	1.71	%(3)	2.03%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets	0.15%	0.30	%(3)	0.40%	0.54%	0.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.87%	1.86%		2.03%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.12%	0.15%		0.40%	0.54%	0.32%
Portfolio Turnover Rate	64%	57%		100%	23%	69%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.14% and 0.12% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Mid Cap Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$17.55	$15.27		$12.10	$13.35	$10.80	$17.44	$15.19		$12.03	$13.19		$10.67

Net Investment Income (Loss)(1)	– *	–		0.08	0.08	0.06	(0.05)	(0.02)		0.06	0.07		0.03
Realized and Unrealized Gain (Loss) on Investments	1.73	2.26		3.32	(1.23)	2.64	1.72	2.25		3.29	(1.21)		2.60

Total from Investment Operations	1.73	2.26		3.40	(1.15)	2.70	1.67	2.23		3.35	(1.14)		2.63

Contributions of Capital by Affiliate(1)	–	0.02	(2)	–	–	–	–	0.02	(2)	–	–		–

Dividends from Net Investment Income	–	–		(0.23)	(0.10)	(0.15)	–	–		(0.19)	(0.02)		(0.11)

Total Distributions	–	–		(0.23)	(0.10)	(0.15)	–	–		(0.19)	(0.02)		(0.11)

Net Asset Value, End of Year	$19.28	$17.55		$15.27	$12.10	$13.35	$19.11	$17.44		$15.19	$12.03		$13.19

Total Return†	9.86%	14.93%		28.51%	(8.61)%	25.12%	9.58%	14.81%		28.14%	(8.63)%		24.72%

Ratios/Supplemental Data
Net Assets End of Year (000)	$2,050	$2,067		$3,952	$29,129	$72,744	$8,806	$9,503		$10,290	$11,561		$36,945
Ratio of Expenses to Average Net Assets	1.25%	1.25%		1.22%	1.06%	1.02%	1.53%	1.37	%(3)	1.54%	1.14	%(4)	1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%	(0.01)%		0.61%	0.67%	0.53%	(0.30)%	(0.12	)%(3)	0.49%	0.58	%(4)	0.24%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.85%	1.74%		1.31%	1.06%	1.02%	2.13%	2.02%		1.79%	1.36%		1.32%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.62)%	(0.51)%		0.52%	0.67%	0.53%	(0.90)%	(0.77)%		0.24%	0.36%		0.24%
Portfolio Turnover Rate	16%	25%		86%	23%	32%	16%	25%		86%	23%		32%

	Mid Cap Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$16.73	$14.69		$11.61	$12.83	$10.36

Net Investment Income (Loss)(1)	(0.16)	(0.15)		(0.03)	(0.04)	(0.05)
Realized and Unrealized Gain (Loss) on Investments	1.64	2.17		3.18	(1.18)	2.52

Total from Investment Operations	1.48	2.02		3.15	(1.22)	2.47

Contributions of Capital by Affiliate(1)	–	0.02	(2)	–	–	–

Dividends from Net Investment Income	–	–		(0.07)	–	– *

Total Distributions	–	–		(0.07)	–	–

Net Asset Value, End of Year	$18.21	$16.73		$14.69	$11.61	$12.83

Total Return†	8.85%	13.89%		27.27%	(9.51)%	23.85%

Ratios/Supplemental Data
Net Assets End of Year (000)	$920	$1,010		$1,011	$1,509	$2,430
Ratio of Expenses to Average Net Assets	2.16%	2.17	%(3)	2.25%	2.06%	2.02%
Ratio of Net Investment Loss to Average Net Assets	(0.92)%	(0.91	)%(3)	(0.20)%	(0.34)%	(0.45)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.83%	2.72%		2.49%	2.06%	2.02%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.59)%	(1.46)%		(0.44)%	(0.34)%	(0.45)%
Portfolio Turnover Rate	16%	25%		86%	23%	32%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.13%, 0.13% and 0.14% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. Excluding this item, the total returns would have been 14.80%, 14.68%, and 13.75% for Class I, Class A, and Class C, respectively. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.15% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Mid Cap Index Fund
	Class I		Class R4
	2015	2014(1)	2015(2)
Net Asset Value, Beginning of Year	$10.39	$10.00	$10.39

Net Investment Income (Loss)(3)	0.13	0.05	0.15
Realized and Unrealized Gain (Loss) on Investments	0.99	0.34	0.96

Total from Investment Operations	1.12	0.39	1.11

Dividends from Net Investment Income	(0.14)	–	(0.14)
Distributions from Net Realized Gains	(0.23)	–	(0.22)

Total Distributions	(0.37)	–	(0.36)

Net Asset Value, End of Year	$11.14	$10.39	$11.14

Total Return	11.00%	3.90%	11.00%

Ratios/Supplemental Data
Net Assets End of Year (000)	$4,747	$3,118	$145
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.23%	1.32%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.67%	2.98%	3.18%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.24)%	(1.50)%	(1.60)%
Portfolio Turnover Rate	119%	16%	119%

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method.

See	Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund
	Class I					Class A
	2015	2014	2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$18.38	$15.39	$10.90	$11.62	$8.84	$18.29	$15.33		$10.87	$11.59		$8.82

Net Investment Income (Loss)(1)	0.06	$(0.01)	0.19	0.05	0.04	– *	(0.06)		0.22	0.02		0.01
Realized and Unrealized Gain (Loss) on Investments	2.80	3.08	4.41	(0.75)	2.90	2.79	3.06		4.34	(0.74)		2.89

Total from Investment Operations	2.86	3.07	4.60	(0.70)	2.94	2.79	3.00		4.56	(0.72)		2.90

Dividends from Net Investment Income	(0.04)	(0.08)	(0.11)	(0.02)	(0.16)	(0.02)	(0.04)		(0.10)	–		(0.13)

Total Distributions	(0.04)	(0.08)	(0.11)	(0.02)	(0.16)	(0.02)	(0.04)		(0.10)	–		(0.13)

Net Asset Value, End of Year	$21.20	18.38	$15.39	$10.90	$11.62	$21.06	$18.29		$15.33	$10.87		$11.59

Total Return†	15.59%	19.93%	42.43%	(6.00)%	33.42%	15.25%	19.57%		42.11%	(6.21)%		33.02%

Ratios/Supplemental Data
Net Assets End of Year (000)	$60,168	$32,973	$20,430	$15,298	$15,286	$56,528	$6,098		$2,662	$285		$254
Ratio of Expenses to Average Net Assets	0.93%	0.95%	0.95%	0.95%	0.95%	1.20%	1.23	%(2)	1.23%	1.16	%(3)	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(0.05)%	1.49%	0.42%	0.40%	0.00%	(0.33	)%(2)	1.65%	0.21	%(3)	0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.22%	1.36%	1.47%	1.42%	1.42%	1.48%	1.65%		1.83%	1.70%		1.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.03%	(0.46)%	0.97%	(0.05)%	(0.07)%	(0.28)%	(0.75)%		1.05%	(0.33)%		(0.43)%
Portfolio Turnover Rate	92%	102%	76%	77%	90%	92%	102%		76%	77%		90%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Growth Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$18.41	$15.67		$11.79	$12.73	$9.02	$18.17	$15.46		$11.63	$12.59		$8.92

Net Investment Income (Loss)(1)	(0.04)	(0.02)		0.08	0.03	(0.02)	(0.09)	(0.06)		0.04	–	*	(0.05)
Realized and Unrealized Gain (Loss) on Investments	3.25	2.81		3.88	(0.97)	3.78	3.21	2.77		3.83	(0.96)		3.75

Total from Investment Operations	3.21	2.79		3.96	(0.94)	3.76	3.12	2.71		3.87	(0.96)		3.70

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	–	(0.05)		(0.08)	–	(0.02)	– *	–		(0.04)	–		– *
Distributions from Net Realized Gains	(0.71)	–		–	–	(0.03)	(0.71)	–		–	–		(0.03)

Total Distributions	(0.71)	(0.05)		(0.08)	–	(0.05)	(0.71)	–		(0.04)	–		(0.03)

Net Asset Value, End of Year	$20.91	$18.41		$15.67	$11.79	$12.73	$20.58	$18.17		$15.46	$11.63		$12.59

Total Return†	17.83%	17.79%		33.76%	(7.38)%	41.76%	17.51%	17.54%		33.39%	(7.63)%		41.48%

Ratios/Supplemental Data
Net Assets End of Year (000)	$17,115	$11,841		$8,891	$9,674	$11,105	$23,806	$20,193		$19,605	$16,875		$21,566
Ratio of Expenses to Average Net Assets	0.93%	0.95%		0.95%	0.95%	0.95%	1.20%	1.12	%(3)	1.23%	1.17	%(4)	1.23%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.20)%	(0.14)%		0.58%	0.26%	(0.19)%	(0.47)%	(0.32	)%(3)	0.31%	0.03	%(4)	(0.47)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.56%	1.76%		1.89%	1.81%	1.92%	1.85%	2.02%		2.17%	2.09%		2.20%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.83)%	(0.95)%		(0.36)%	(0.60)%	(1.16)%	(1.12)%	(1.22)%		(0.63)%	(0.89)%		(1.44)%
Portfolio Turnover Rate	82%	85%		60%	108%	92%	82%	85%		60%	108%		92%

	Multi-Factor Small Cap Growth Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$17.98	$15.41		$11.64	$12.69	$9.06

Net Investment Income (Loss)(1)	(0.22)	(0.18)		(0.05)	(0.09)	(0.13)
Realized and Unrealized Gain (Loss) on Investments	3.17	2.75		3.82	(0.96)	3.79

Total from Investment Operations	2.95	2.57		3.77	(1.05)	3.66

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–

Dividends from Net Investment Income	–	–		–	–	–
Distributions from Net Realized Gains	(0.71)	–		–	–	(0.03)

Total Distributions	(0.71)	–		–	–	(0.03)

Net Asset Value, End of Year	$20.22	$17.98		$15.41	$11.64	$12.69

Total Return†	16.74%	16.68%		32.39%	(8.27)%	40.39%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,318	$258		$159	$122	$135
Ratio of Expenses to Average Net Assets	1.87%	1.86	%(3)	1.95%	1.95%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(1.16)%	(1.05	)%(3)	(0.41)%	(0.74)%	(1.19)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.42%	2.70%		2.89%	2.81%	2.91%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(1.71)%	(1.89)%		(1.35)%	(1.60)%	(2.15)%
Portfolio Turnover Rate	82%	85%		60%	108%	92%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.09% and 0.03% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Multi-Factor Small Cap Value Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$19.08	$16.09		$12.38	$13.89	$10.90	$17.62	$14.84		$11.45	$12.83		$10.05

Net Investment Income (Loss)(1)	0.42	0.22		0.49	0.16	0.11	0.34	0.18		0.44	0.13		0.07
Realized and Unrealized Gain (Loss) on Investments	2.16	3.04		3.57	(1.54)	3.08	1.99	2.82		3.26	(1.42)		2.85

Total from Investment Operations	2.58	3.26		4.06	(1.38)	3.19	2.33	3.00		3.70	(1.29)		2.92

Contributions of Capital by Affiliate(1)	–	0.01	(2)	–	–	–	–	0.01	(2)	–	–		–

Dividends from Net Investment Income	(0.19)	(0.28)		(0.35)	(0.13)	(0.20)	(0.14)	(0.23)		(0.31)	(0.09)		(0.14)

Total Distributions	(0.19)	(0.28)		(0.35)	(0.13)	(0.20)	(0.14)	(0.23)		(0.31)	(0.09)		(0.14)

Net Asset Value, End of Year	$21.47	$19.08		$16.09	$12.38	$13.89	$19.81	$17.62		$14.84	$11.45		$12.83

Total Return†	13.57%	20.36%		33.33%	(9.96)%	29.46%	13.26%	20.34%		32.82%	(10.08)%		29.21%

Ratios/Supplemental Data
Net Assets End of Year (000)	$16,038	$9,639		$8,321	$9,623	$19,163	$13,454	$13,673		$13,459	$12,704		$18,570
Ratio of Expenses to Average Net Assets	1.02%	1.25%		1.25%	1.25%	1.25%	1.30%	1.32	%(3)	1.54%	1.43	%(4)	1.54%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.18%		3.54%	1.24%	0.94%	1.80%	1.09	%(3)	3.42%	1.08	%(4)	0.66%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.55%	1.68%		1.77%	1.62%	1.61%	1.84%	1.95%		2.06%	1.92%		1.90%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.51%	0.75%		3.02%	0.87%	0.58%	1.26%	0.46%		2.90%	0.59%		0.30%
Portfolio Turnover Rate	94%	109%		108%	91%	77%	94%	109%		108%	91%		77%
	Multi-Factor Small Cap Value Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$15.76	$13.31		$10.29	$11.55	$9.02

Net Investment Income (Loss)(1)	0.19	0.06		0.32	0.03	(0.01)
Realized and Unrealized Gain (Loss) on Investments	1.80	2.52		2.92	(1.29)	2.56

Total from Investment Operations	1.99	2.58		3.24	(1.26)	2.55

Contributions of Capital by Affiliate(1)	–	0.01	(2)	–	–	–

Dividends from Net Investment Income	(0.03)	(0.14)		(0.22)	– *	(0.02)

Total Distributions	(0.03)	(0.14)		(0.22)	– *	(0.02)

Net Asset Value, End of Year	$17.72	$15.76		$13.31	$10.29	$11.55

Total Return†	12.67%	19.51%		31.91%	(10.88)%	28.26%

Ratios/Supplemental Data
Net Assets End of Year (000)	$1,511	$1,495		$1,152	$1,004	$1,445
Ratio of Expenses to Average Net Assets	1.94%	1.99	%(3)	2.25%	2.25%	2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	0.42	%(3)	2.79%	0.27%	(0.06)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.47%	2.57%		2.77%	2.63%	2.61%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.58%	(0.16)%		2.27%	(0.11)%	(0.42)%
Portfolio Turnover Rate	94%	109%		108%	91%	77%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, 0.06%, 0.07% and 0.08% of Class I, Class A, and Class C total returns, respectively, were attributable to a voluntary payment made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. Excluding this item, the total returns would have been 20.30%, 20.27%, and 19.43% for Class I, Class A, and Class C, respectively. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.20% and 0.15% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	S&P 500 Index Fund
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$15.37	$13.01		$10.46	$10.71		$8.68	$15.31	$12.95		$10.41	$10.67		$8.65

Net Investment Income(1)	0.29	0.25		0.22	0.19		0.16	0.25	0.22		0.19	0.16		0.13
Realized and Unrealized Gain (Loss) on Investments	1.46	2.36		2.55	(0.26)		2.03	1.45	2.35		2.54	(0.26)		2.02

Total from Investment Operations	1.75	2.61		2.77	(0.07)		2.19	1.70	2.57		2.73	(0.10)		2.15

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–	–	–	*(2)	–	–	*(3)	–

Dividends from Net Investment Income	(0.29)	(0.25)		(0.22)	(0.18)		(0.16)	(0.25)	(0.21)		(0.19)	(0.16)		(0.13)
Distributions from Net Realized Gains	(0.15)	–		–	–		–	(0.15)	–		–	–		–

Total Distributions	(0.44)	(0.25)		(0.22)	(0.18)		(0.16)	(0.40)	(0.21)		(0.19)	(0.16)		(0.13)

Net Asset Value, End of Year	$16.68	$15.37		$13.01	$10.46		$10.71	$16.61	$15.31		$12.95	$10.41		$10.67

Total Return†	11.52%	20.23%		26.78%	(0.55	)%(3)	25.51%	11.24%	20.01%		26.50%	(0.91	)%(3)	25.16%

Ratios/Supplemental Data
Net Assets End of Year (000)	$171,990	$137,732		$97,902	$88,355		$94,945	$20,721	$19,093		$23,632	$20,712		$22,919
Ratio of Expenses to Average Net Assets	0.20%	0.27%		0.36%	0.35%		0.37%	0.45%	0.49	%(4)	0.62%	0.61%		0.63%
Ratio of Net Investment Income to Average Net Assets	1.82%	1.80%		1.90%	1.82%		1.67%	1.57%	1.57	%(4)	1.65%	1.56%		1.41%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.32%	0.34%		0.36%	0.35%		0.37%	0.56%	0.58%		0.62%	0.61%		0.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.70%	1.73%		1.90%	1.82%		1.67%	1.46%	1.47%		1.65%	1.56%		1.41%
Portfolio Turnover Rate	8%	18%		12%	9%		27%	8%	18%		12%	9%		27%

	S&P 500 Index Fund
	Class C							Class R4	Class R5
	2015	2014		2013	2012		2011	2015(5)	2015	2014(5)
Net Asset Value, Beginning of Year	$15.17	$12.86		$10.34	$10.60		$8.59	$15.36	$15.37	$14.65

Net Investment Income(1)	0.14	0.11		0.11	0.08		0.06	0.28	0.11	0.13
Realized and Unrealized Gain (Loss) on Investments	1.44	2.32		2.53	(0.26)		2.02	1.47	1.64	0.66

Total from Investment Operations	1.58	2.43		2.64	(0.18)		2.08	1.75	1.75	0.79

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–	–	–	–

Dividends from Net Investment Income	(0.13)	(0.12)		(0.12)	(0.08)		(0.07)	(0.28)	(0.29)	(0.07)
Distributions from Net Realized Gains	(0.15)	–		–	–		–	(0.15)	(0.15)	–

Total Distributions	(0.28)	(0.12)		(0.12)	(0.08)		(0.07)	(0.43)	(0.44)	(0.07)

Net Asset Value, End of Year	$16.47	$15.17		$12.86	$10.34		$10.60	$16.68	$16.68	$15.37

Total Return†	10.46%	19.01%		25.66%	(1.66	)%(3)	24.29%	11.52%	11.51%	5.38%

Ratios/Supplemental Data
Net Assets End of Year (000)	$8,416	$11,089		$6,496	$1,705		$1,837	$3,889	$187	$6
Ratio of Expenses to Average Net Assets	1.16%	1.26	%(4)	1.36%	1.35%		1.37%	0.36%	0.25%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.81	%(4)	0.90%	0.82%		0.67%	1.69%	1.79%	2.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.27%	1.33%		1.36%	1.35%		1.37%	0.47%	0.35%	0.38%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.75%	0.73%		0.90%	0.82%		0.67%	1.58%	1.69%	1.87%
Portfolio Turnover Rate	8%	18%		12%	9%		27%	8%	8%	18%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

Class R4 and Class R5 commenced operations on December 30, 2013. Prior to September 3, 2014, net assets of the Class R4 Shares represented initial seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Small Cap Fund
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$20.21	$17.91		$12.99	$12.85		$9.87	$19.69	$17.51		$12.74	$12.62		$9.73

Net Investment Income (Loss)(1)	0.07	(0.01)		(0.06)	(0.06)		(0.02)	– *	(0.06)		(0.10)	(0.09)		(0.05)
Realized and Unrealized Gain (Loss) on Investments	2.68	2.59		4.98	0.19		3.00	2.63	2.52		4.87	0.20		2.94

Total from Investment Operations	2.75	2.58		4.92	0.13		2.98	2.63	2.46		4.77	0.11		2.89

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	0.01	(3)	–	–	–	*(2)	–	0.01	(3)	–

Dividends from Net Investment Income	(0.01)	–		–	–		–	–	–		–	–		–

Distributions from Net Realized Gains	(0.42)	(0.28)		–	–		–	(0.42)	(0.28)		–	–		–

Total Distributions	(0.43)	(0.28)		–	–		–	(0.42)	(0.28)		–	–		–

Net Asset Value, End of Year	$22.53	$20.21		$17.91	$12.99		$12.85	$21.90	$19.69		$17.51	$12.74		$12.62

Total Return†	13.78%	14.39%		37.88%	1.09	%(3)	30.19%	13.50%	14.03%		37.44%	0.95	%(3)	29.70%

Ratios/Supplemental Data
Net Assets End of Year (000)	$565,795	$375,901		$207,230	$151,860		$177,697	$68,302	$61,134		$23,371	$2,210		$2,562
Ratio of Expenses to Average Net Assets	0.99%	0.99%		1.19%	1.24%		1.22%	1.29%	1.29	%(4)	1.46%	1.45	%(5)	1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.32%	(0.06)%		(0.39)%	(0.51)%		(0.15)%	(0.02)%	(0.30	)%(4)	(0.68)%	(0.74	)%(5)	(0.46)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.15%	1.28%		1.28%	1.24%		1.22%	1.45%	1.58%		1.61%	1.54%		1.52%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.16%	(0.35)%		(0.48)%	(0.51)%		(0.15)%	(0.18)%	(0.59)%		(0.83)%	(0.83)%		(0.46)%
Portfolio Turnover Rate	23%	24%		27%	32%		47%	23%	24%		27%	32%		47%

	Small Cap Fund
	Class C
	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$18.29	$16.40		$12.02	$12.00		$9.32

Net Investment Income (Loss)(1)	(0.13)	(0.19)		(0.20)	(0.18)		(0.12)
Realized and Unrealized Gain (Loss) on Investments	2.43	2.36		4.58	0.19		2.80

Total from Investment Operations	2.30	2.17		4.38	0.01		2.68

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	0.01	(3)	–

Distributions from Net Realized Gains	(0.42)	(0.28)		–	–		–

Total Distributions	(0.42)	(0.28)		–	–		–

Net Asset Value, End of Year	$20.17	$18.29		$16.40	$12.02		$12.00

Total Return†	12.72%	13.21%		36.44%	0.17	%(3)	28.76%

Ratios/Supplemental Data
Net Assets End of Year (000)	$21,015	$17,802		$5,576	$726		$645
Ratio of Expenses to Average Net Assets	1.95%	1.99	%(4)	2.14%	2.25%		2.22%
Ratio of Net Investment Loss to Average Net Assets	(0.66)%	(1.02	)%(4)	(1.37)%	(1.54)%		(1.18)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.11%	2.28%		2.31%	2.25%		2.22%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.82)%	(1.31)%		(1.54)%	(1.54)%		(1.18)%
Portfolio Turnover Rate	23%	24%		27%	32%		47%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2) During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3) During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively.

(4) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

(5) During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Index Fund
	Class I		Class R4
	2015	2014(1)	2015(2)
Net Asset Value, Beginning of Year	$9.83	$10.00	$9.83

Net Investment Income (Loss)(3)	0.11	0.04	0.08
Realized and Unrealized Gain (Loss) on
Investments	1.04	(0.21)	0.75

Total from Investment Operations	1.15	(0.17)	0.83

Dividends from Net Investment Income	(0.12)	–	–

Distributions from Net Realized Gains	(0.20)	–	–

Total Distributions	(0.32)	–	–

Net Asset Value, End of Year	$10.66	$9.83	$10.66

Total Return	11.82%	(1.70)%	11.82%

Ratios/Supplemental Data
Net Assets End of Year (000)	$5,562	$4,917	$274
Ratio of Expenses to Average Net Assets	0.25%	0.25%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.06%	0.80%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.65%	2.84%	3.76%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(1.35)%	(1.53)%	(2.68)%
Portfolio Turnover Rate	18%	4%	18%

(1)	Class I Shares commenced operations on December 30, 2013. All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)

Class R4 Shares commenced operations on December 30, 2013. Prior to April 25, 2015, net assets of this share class represented seed capital; therefore, no 2014 information is presented. All ratios for the period have been annualized. Total return for the period has not been annualized.

(3)	Per share data calculated using average shares outstanding method. See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 37.4%
Consumer Discretionary — 5.5%
American Axle & Manufacturing Holdings*	2,965	$74
Burlington Stores*	1,990	105
Comcast, Cl A	2,350	137
Dorman Products*	1,939	91
Drew Industries*	1,544	95
Foot Locker	5,960	377
Ford Motor	6,310	96
Hanesbrands	8,800	280
Home Depot	3,160	352
HSN	1,422	95
L Brands	3,880	336
Lithia Motors, Cl A	821	87
Madison Square Garden, Cl A*	1,582	135
McDonald’s	1,270	122
Monro Muffler Brake	1,426	84
Polaris Industries	1,150	165
Time Warner	2,290	194
Tractor Supply	1,630	142
Walt Disney	2,830	312
Wolverine World Wide	1,646	48
Wyndham Worldwide	3,130	266

		3,593

Consumer Staples — 3.5%
Altria Group	10,020	513
Boston Beer, Cl A*	267	71
Constellation Brands, Cl A	1,530	180
CVS Health	1,950	200
Dr Pepper Snapple Group	2,520	193
Hain Celestial Group*	1,950	123
Kimberly-Clark	710	77
Kroger	1,930	141
PepsiCo	1,401	135
Procter & Gamble	4,125	323
Reynolds American	2,090	160
TreeHouse Foods*	651	47
Tyson Foods, Cl A	2,710	115

		2,278

Energy — 1.9%
Chevron	3,019	311
ConocoPhillips	4,130	263
Exxon Mobil	3,225	275
Occidental Petroleum	2,180	170
Oil States International*	675	27
Valero Energy	2,460	146
World Fuel Services	1,516	76

		1,268

Financials — 7.6%
Allstate	2,640	178
AmTrust Financial Services	3,145	189
Bank of the Ozarks	4,235	186
BB&T	3,690	146
Blackstone Group LP	3,000	131
Capital One Financial	1,320	110
Chubb	2,014	196
Credit Acceptance*	802	185
Eagle Bancorp*	3,355	134
Extra Space Storage REIT	4,040	283
HCP REIT	5,150	199

	Number of Shares	Value (000)

Health Care REIT	1,490	$105
Home BancShares	1,818	62
Huntington Bancshares	18,160	202
JPMorgan Chase	7,988	525
LegacyTexas Financial Group	3,525	91
MetLife	1,990	104
National General Holdings	5,951	116
PRA Group*	3,192	181
Principal Financial Group	5,380	278
RLI	1,949	95
SEI Investments	3,150	151
Travelers	1,950	197
U.S. Bancorp	4,860	210
Ventas REIT	2,440	162
Voya Financial	2,430	110
Wells Fargo	6,999	392
World Acceptance*#	866	71

		4,989

Healthcare — 5.2%
Amgen	2,690	420
Becton Dickinson	1,160	163
Biogen*	430	171
Bio-Reference Labs*	1,591	53
Cigna	1,040	147
CorVel*	1,479	53
Edwards Lifesciences*	1,140	149
Eli Lilly	2,580	204
HCA Holdings*	1,750	143
Johnson & Johnson	3,867	387
McKesson	840	199
Merck	6,951	423
Neogen*	2,030	95
PAREXEL International*	1,822	121
Pfizer	11,751	408
St. Jude Medical	2,460	182
UnitedHealth Group	990	119

		3,437

Industrials — 5.1%
3M	810	129
Actuant, Cl A	2,191	51
ADT	2,700	99
Astronics*	675	47
B/E Aerospace	884	51
Boeing	2,700	379
Cintas	1,660	143
Colfax*	1,048	53
EnerSys	1,819	121
Equifax	1,150	115
Esterline Technologies*	707	76
General Dynamics	1,670	234
General Electric	10,220	279
Genesee & Wyoming, Cl A*	532	44
GP Strategies*	1,132	35
HEICO	1,472	84
Honeywell International	2,260	235
KLX*	988	43
Lockheed Martin	1,210	228
Old Dominion Freight Line*	1,950	133
On Assignment*	1,058	40
Rockwell Collins	1,630	155

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Snap-On	1,110	$173
Southwest Airlines	2,830	105
Towers Watson, Cl A	860	119
United Technologies	1,130	132
Wesco Aircraft Holdings*	5,201	77

		3,380

Information Technology — 5.8%
Apple	7,759	1,011
CDW	5,130	190
Cisco Systems	17,292	507
eBay*	1,720	106
Google, Cl A*	305	166
Intel	3,350	115
Lam Research	1,720	141
Manhattan Associates*	3,095	170
Microsoft	2,932	137
Oracle	3,210	140
OSI Systems*	1,757	127
QUALCOMM	1,030	72
Skyworks Solutions	1,990	218
Symantec	7,960	196
Texas Instruments	5,830	326
Tyler Technologies*	645	78
WEX*	851	97

		3,797

Materials — 1.2%
Balchem	1,480	83
Dow Chemical	6,030	314
International Paper	2,080	108
Neenah Paper	1,012	61
PPG Industries	460	105
Sherwin-Williams	370	107

		778

Telecommunication Services — 0.7%
AT&T	3,557	123
Level 3 Communications*	1,970	109
Verizon Communications	4,280	212

		444

Utilities — 0.9%
NextEra Energy	1,058	108
Pinnacle West Capital	3,940	240
Wisconsin Energy	2,230	108
Xcel Energy	3,880	132

		588

Total Common Stocks (Cost $19,057)		24,552

FOREIGN COMMON STOCKS — 9.9%
Consumer Discretionary — 1.7%
Bridgestone (Japan) (A)	1,400	58
CAR (Hong Kong)*#	35,689	86
Compass Group PLC (United Kingdom)	4,053	71
Dufry AG (Switzerland)*	416	58
Hermes International (France)	17	7
Inditex SA (Spain)	1,070	35
Just Eat PLC (United Kingdom)*	5,746	40

	Number of Shares	Value (000)

LVMH Moet Hennessy Louis Vuitton SA (France)	226	$40
Magna International (Canada)	3,280	189
Pandora A/S (Denmark)	740	74
Rakuten (Japan) (A)	6,300	103
Signet Jewelers (Bermuda)	300	39
Sony, ADR (Japan)*	2,397	74
Toyota Motor, ADR (Japan)	1,299	179
Whitbread PLC (United Kingdom)	662	52
WPP PLC, ADR (United Kingdom)#	339	40

		1,145

Consumer Staples — 0.7%
Anheuser-Busch InBev NV, ADR (Belgium)	895	108
Carrefour SA (France)	2,024	68
Koninklijke Ahold NV (Netherlands)	2,002	41
Nestle SA (Switzerland)	1,163	90
Puregold Price Club (Philippines)	43,700	37
Reckitt Benckiser Group PLC (United Kingdom)	1,207	109

		453

Energy — 0.4%
Schlumberger (Curacao)	2,810	255

		255

Financials — 1.7%
ACE (Switzerland)	1,790	191
AIA Group (Hong Kong)	15,159	99
China Merchants Bank, Cl H (China)	20,730	63
CITIC Securities, Cl H (China)	13,480	57
Deutsche Wohnen AG (Germany)	2,253	55
Equity Group Holdings (Kenya)	97,500	47
FirstService (Canada)	1,010	66
HDFC Bank, ADR (India)	1,535	92
Invesco (Bermuda)	3,810	152
IRF European Finance Investments (United Kingdom)* (B) (C)	31,579	–
Mitsubishi Estate (Japan) (A)	2,000	45
Mitsubishi UFJ Financial Group, ADR (Japan)	7,390	54
Nomura Holdings (Japan) (A)	7,400	49
Ping An Insurance Group of China, Cl H (China)	6,943	102
Vib Vermoegen AG (Germany)	1,932	37

		1,109

Healthcare — 1.6%
Actavis PLC (Ireland)*	280	86
Bayer AG (Germany)	865	123
BioGaia AB, Cl B (Sweden)	977	31
CYBERDYNE (Japan)* (A)	900	22
GN Store Nord A/S (Denmark)	2,230	48
Grifols SA (Spain)	1,487	59
ICON PLC (Ireland)*	741	48
Jazz Pharmaceuticals PLC (Ireland)*	231	41
Meda AB, Cl A (Sweden)	3,866	55
Novo Nordisk A/S, ADR (Denmark)	2,537	143
Ono Pharmaceutical (Japan) (A)	500	55
Roche Holding AG (Switzerland)	392	120
Sawai Pharmaceutical (Japan) (A)	400	23
Shire PLC (United Kingdom)	642	56
Teva Pharmaceutical Industries, ADR (Israel)	1,960	118

		1,028

See Notes to Financial Statements.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Industrials — 1.1%
Ashtead Group PLC (United Kingdom)	5,999	$103
Canadian Pacific Railway (Canada)	537	89
FANUC (Japan) (A)	304	67
Hexagon AB, Cl B (Sweden)	1,481	54
Kingspan Group PLC (Ireland)*	2,010	46
Nabtesco (Japan) (A)	2,500	65
Rational AG (Germany)	185	71
Schneider Electric SE (France)	662	50
SKF AB, Cl B (Sweden)	2,619	63
SMC (Japan) (A)	200	60
Zhuzhou CSR Times Electric (China)	5,591	46

		714

Information Technology — 2.2%
Alibaba Group Holding, ADR (Cayman Islands)*	748	67
Amdocs (Guernsey)	2,680	147
ARM Holdings PLC, ADR (United Kingdom)	1,766	94
Check Point Software Technologies (Israel)*	2,100	178
Criteo SA, ADR (France)*	563	27
Dassault Systemes SA (France)	543	42
Fleetmatics Group PLC (Ireland)*	1,566	65
Hoya (Japan) (A)	1,300	48
Ingenico (France)	666	82
Mobileye NV (Israel)*	829	39
NXP Semiconductors NV (Netherlands)*	2,157	242
Open Text (Canada)	1,429	61
SAP SE, ADR (Germany)	345	26
TE Connectivity (Switzerland)	1,930	133
Tencent Holdings (Hong Kong)	5,162	103
Wirecard AG (Germany)	2,242	93

		1,447

Materials — 0.3%
Dangote Cement PLC (Nigeria)	27,665	25
Hexpol AB (Sweden)	6,160	67
James Hardie Industries PLC (Australia)	5,968	80

		172

Telecommunication Services — 0.1%
Softbank (Japan) (A)	951	57
Telenor ASA (Norway)	1,674	38

		95

Utilities — 0.1%
Red Electrica SA (Spain)	630	53

		53

Total Foreign Common Stocks (Cost $5,157)		6,471

EXCHANGE-TRADED FUNDS — 10.9%
iShares MSCI EAFE Value Index†#	86,828	4,798
iShares MSCI Emerging Markets Index Fund†	49,011	2,015
iShares STOXX Europe 600 Banks DE†	2,562	63
SPDR® S&P 500® ETF Trust#	1,240	262

Total Exchange-Traded Funds (Cost $7,903)		7,138

	Number of Shares	Value (000)
MASTER LIMITED PARTNERSHIP — 0.1%
Energy — 0.1%
Enterprise Products Partners LP	1,840	$ 60

Total Master Limited Partnership (Cost $52)		60

	Par (000)
ASSET-BACKED SECURITIES — 1.9%
Automotive — 0.9%
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	$ 75	75
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	70	70
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	125	125
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	200	200
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	36	37
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	65	65

		572

Credit Cards — 0.9%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	120	121
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	240	240
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	110	111
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	105	105

		577

Equipment — 0.1%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	90	90

Total Asset-Backed Securities (Cost $1,236)		1,239

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (D)	326	327

Total Commercial Mortgage-Backed Security (Cost $323)		327

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N TS

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
CORPORATE BONDS — 14.1%
Aerospace — 0.2%
Erickson
8.250%, 05/01/20#	$29	$22
Spirit AeroSystems
6.750%, 12/15/20	66	70
United Technologies
4.500%, 06/01/42	60	62

		154

Automotive — 0.1%
Lear
5.375%, 03/15/24	50	52
Titan International
6.875%, 10/01/20	25	23

		75

Cable — 0.9%
21st Century Fox America
8.450%, 08/01/34	60	82
AMC Networks
7.750%, 07/15/21	75	82
Belo
7.750%, 06/01/27	50	56
Comcast
4.250%, 01/15/33	15	15
DIRECTV Holdings LLC
4.600%, 02/15/21	40	43
4.450%, 04/01/24	65	68
Discovery Communications LLC
3.250%, 04/01/23	60	58
Sinclair Television Group
6.375%, 11/01/21	25	26
Time Warner Cable
4.500%, 09/15/42	70	61
Time Warner Entertainment LP
8.375%, 03/15/23	25	31
Viacom
3.250%, 03/15/23	60	58

		580

Consumer Discretionary — 0.2%
DreamWorks Animation SKG
6.875%, 08/15/20 144A	50	50
Hasbro
6.300%, 09/15/17	70	77

		127

Consumer Services — 0.7%
Avon Products
5.750%, 03/15/23#	60	52
Cedar Fair LP
5.250%, 03/15/21	25	26
Felcor Lodging LP
5.625%, 03/01/23	35	37
H&E Equipment Services
7.000%, 09/01/22	25	26
Live Nation Entertainment
7.000%, 09/01/20 144A	50	54
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	50	50
Royal Caribbean Cruises
11.875%, 07/15/15	27	27

	Par (000)	Value (000)

7.500%, 10/15/27	$42	$49
Sotheby’s
5.250%, 10/01/22 144A	25	25
Speedway Motorsports
5.125%, 02/01/23 144A	30	30
Wynn Las Vegas LLC
5.375%, 03/15/22	55	57

		433

Energy — 2.8%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	69
Chesapeake Energy
6.500%, 08/15/17	45	48
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	60	57
ConocoPhillips
4.150%, 11/15/34	60	60
6.500%, 02/01/39	40	52
Continental Resources
5.000%, 09/15/22	115	115
Denbury Resources
5.500%, 05/01/22	60	57
EQT
5.150%, 03/01/18	30	32
4.875%, 11/15/21	85	91
Exelon Generation LLC
2.950%, 01/15/20	20	20
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	45	48
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	55	63
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	105	117
MarkWest Energy Partners LP
6.750%, 11/01/20	50	53
McDermott International
8.000%, 05/01/21 144A	40	36
Newfield Exploration
5.375%, 01/01/26	30	31
Nexen Energy ULC
5.875%, 03/10/35	45	52
ONEOK Partners LP
6.125%, 02/01/41	35	35
Peabody Energy
6.500%, 09/15/20	70	36
Petrobras Global Finance BV
3.000%, 01/15/19	65	61
6.250%, 03/17/24#	55	55
Petroleos Mexicanos
6.000%, 03/05/20	55	62
4.250%, 01/15/25 144A	25	25
PHI
5.250%, 03/15/19	30	29
Phillips 66
4.650%, 11/15/34	60	61
Range Resources
6.750%, 08/01/20	60	62
Rowan
4.875%, 06/01/22	75	75
4.750%, 01/15/24	25	24

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Samson Investment
9.750%, 02/15/20	$25	$2
Shell International Finance BV
4.125%, 05/11/35	60	60
Southwestern Energy
4.100%, 03/15/22	80	80
Tesoro
5.375%, 10/01/22	30	31
Transocean
6.875%, 12/15/21	50	47
Whiting Petroleum
6.500%, 10/01/18	45	46
Williams
4.550%, 06/24/24	65	66

		1,858

Financials — 2.8%
Abbey National Treasury Services PLC
3.050%, 08/23/18	40	42
American Express Credit (GMTN)
2.250%, 08/15/19	65	65
American Express Credit (MTN)
2.375%, 05/26/20	35	35
Bank of America
6.250%, 09/29/49 (D)	60	61
Bank of America (MTN)
5.625%, 07/01/20	50	57
4.000%, 04/01/24	45	47
4.200%, 08/26/24	60	61
Capital One Financial
3.500%, 06/15/23	88	89
Citigroup
6.125%, 11/21/17	115	127
5.500%, 09/13/25	55	61
Deutsche Bank AG
1.400%, 02/13/17	75	75
General Electric Capital (GMTN)
3.150%, 09/07/22	55	56
Goldman Sachs Group
5.750%, 01/24/22	50	58
HSBC Holdings PLC
5.100%, 04/05/21	105	119
JPMorgan Chase
4.625%, 05/10/21	60	66
3.375%, 05/01/23	90	89
7.900%, 12/29/49 (D)	70	75
Morgan Stanley
4.750%, 03/22/17	100	106
4.875%, 11/01/22	65	70
Royal Bank of Canada
1.200%, 09/19/17	175	175
Royal Bank of Scotland Group PLC
6.000%, 12/19/23	60	65
State Street
5.250%, 12/29/49 (D)	45	45
Wells Fargo
5.900%, 12/29/49 (D)	65	67
Wells Fargo (MTN)
3.300%, 09/09/24	100	101

		1,812

	Par (000)	Value (000)

Food, Beverage & Tobacco — 0.4%
Constellation Brands
6.000%, 05/01/22	$50	$56
HJ Heinz
4.250%, 10/15/20	70	72
Kraft Foods Group
5.000%, 06/04/42	65	67
Sysco
4.350%, 10/02/34	65	66

		261

Healthcare — 0.6%
Actavis Funding SCS
3.450%, 03/15/22	115	116
Amgen
4.400%, 05/01/45	75	72
DaVita HealthCare Partners
5.750%, 08/15/22	50	53
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	45	47
Johnson & Johnson
5.950%, 08/15/37	60	79
Select Medical
6.375%, 06/01/21	30	30

		397

Industrials — 1.2%
Avnet
4.875%, 12/01/22	55	58
Ball
4.000%, 11/15/23	55	53
Bombardier
7.750%, 03/15/20 144A	50	52
Caterpillar
3.900%, 05/27/21	40	43
CNH Industrial Capital LLC
6.250%, 11/01/16	35	37
3.625%, 04/15/18	51	51
Crown Cork & Seal
7.375%, 12/15/26	20	23
DR Horton
3.625%, 02/15/18	60	61
General Electric
4.125%, 10/09/42	120	120
Harsco
5.750%, 05/15/18	55	57
KLX
5.875%, 12/01/22 144A	50	51
Masco
7.750%, 08/01/29	50	57
Owens-Brockway Glass Container
7.375%, 05/15/16	26	27
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	60	70
USG
7.875%, 03/30/20 144A	25	27

		798

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,   2 0 1 5

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — 0.6%
Aon
3.500%, 09/30/15	$65	$66
Berkshire Hathaway Finance
4.250%, 01/15/21	115	127
MetLife
6.400%, 12/15/66	65	74
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	65	69
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	25	26
XLIT
4.450%, 03/31/25	40	40

		402

Materials — 0.5%
Allegheny Technologies
6.375%, 08/15/23	60	63
ArcelorMittal
7.000%, 02/25/22	25	27
7.750%, 10/15/39	30	31
Cascades
7.875%, 01/15/20	60	63
Freeport-McMoRan
3.550%, 03/01/22	120	113
PolyOne
7.375%, 09/15/20	50	52

		349

Real Estate Investment Trusts — 0.5%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	115	118
Digital Realty Trust LP
5.875%, 02/01/20	90	102
5.250%, 03/15/21	25	28
Realty Income
3.250%, 10/15/22	100	99

		347

Retail — 0.6%
eBay
2.600%, 07/15/22	50	47
Hanesbrands
6.375%, 12/15/20	70	74
L Brands
8.500%, 06/15/19	20	24
7.000%, 05/01/20	15	17
Sally Holdings LLC
6.875%, 11/15/19	50	53
Wal-Mart Stores
5.250%, 09/01/35	50	59
5.625%, 04/01/40	100	123

		397

Technology — 0.8%
Activision Blizzard
5.625%, 09/15/21 144A	40	43
Apple
3.850%, 05/04/43	130	121
KLA-Tencor
4.125%, 11/01/21	125	130

	Par (000)	Value (000)

Oracle
4.300%, 07/08/34	$65	$66
QUALCOMM
3.000%, 05/20/22	120	120
Xilinx
3.000%, 03/15/21	45	46

		526

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	30	34
DigitalGlobe
5.250%, 02/01/21 144A	35	35
GTE
6.940%, 04/15/28	85	107
SBA Telecommunications
5.750%, 07/15/20	25	26
Verizon Communications
6.400%, 09/15/33	50	59

		261

Transportation — 0.3%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	60	61
ERAC USA Finance LLC
5.625%, 03/15/42 144A	50	56
FedEx
3.900%, 02/01/35	65	61

		178

Utilities — 0.5%
Berkshire Hathaway Energy
6.125%, 04/01/36	80	97
Calpine
7.875%, 01/15/23 144A	46	50
DPL
6.500%, 10/15/16	45	47
Duke Energy Carolinas LLC
4.000%, 09/30/42	10	10
Exelon Generation LLC
4.000%, 10/01/20	100	105

		309

Total Corporate Bonds (Cost $9,179)		9,264

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	85	100

Total Municipal Bond (Cost $101)		100

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 9.7%
Federal Home Loan Mortgage Corporation — 1.6%
4.500%, 06/01/41	173	188
4.000%, 01/01/41	104	111
4.000%, 10/01/43	132	142
4.000%, 10/01/44	226	242
3.500%, 06/01/42	129	135

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal Home Loan Mortgage Corporation — continued
3.500%, 12/01/42	$232	$242

		1,060

Federal National Mortgage Association — 7.4%
5.500%, 07/01/33	4	4
5.500%, 05/01/35	28	32
5.000%, 08/01/40	196	218
4.500%, 06/01/40	225	247
4.500%, 10/01/40	57	63
4.500%, 01/01/41	129	141
4.500%, 03/01/41	119	130
4.500%, 04/01/41	176	191
4.500%, 04/01/44	166	180
4.000%, 03/01/26	35	37
4.000%, 12/01/40	108	116
4.000%, 01/01/41	151	162
4.000%, 02/01/41	132	141
4.000%, 02/01/42	130	139
4.000%, 07/01/42	173	185
3.500%, 01/01/26	132	141
3.500%, 10/01/26	92	97
3.500%, 01/01/28	179	190
3.500%, 03/01/41	123	129
3.500%, 06/01/42	160	167
3.500%, 08/01/42	233	243
3.500%, 10/01/42	173	181
3.500%, 11/01/42	142	149
3.500%, 02/01/43	128	134
3.000%, 06/01/27	148	155
3.000%, 06/01/28	91	96
3.000%, 11/01/29	70	74
3.000%, 11/01/42	179	181
3.000%, 04/01/43	477	485
3.000%, 05/01/43	169	172
2.500%, 11/01/27	304	312

		4,892

Government National Mortgage Association — 0.7%
4.500%, 08/15/39	94	103
4.000%, 09/15/41	109	118
4.000%, 10/20/43	76	81
3.500%, 07/15/42	57	59
3.500%, 12/20/42	72	76

		437

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $6,238)		6,389

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds — 1.4%
4.500%, 02/15/36	310	401
3.750%, 08/15/41	140	163
3.125%, 08/15/44	335	351

		915

U.S. Treasury Notes — 8.0%
2.500%, 08/15/23	130	135
2.375%, 08/15/24	385	394
1.625%, 08/15/22	20	20
1.250%, 08/31/15	635	637

	Par (000)	Value (000)

0.375%, 06/15/15	$ 685	$685
0.375%, 01/15/16	190	190
0.250%, 07/15/15	140	140
0.250%, 07/31/15	1,320	1,320
0.250%, 09/15/15	1,765	1,766

		5,287

Total U.S. Treasury Obligations (Cost $6,167)		6,202

	Number of Shares
MONEY MARKET FUND — 5.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (E) (F)	3,723,731	3,724

Total Money Market Fund (Cost $3,724)		3,724

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $59,137)		65,466

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.9%

Money Market Fund — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (E)	1,224,699	1,225

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,225)‡		1,225

TOTAL INVESTMENTS — 101.6%

(Cost $60,362)**		66,691

Other Assets & Liabilities – (1.6)%		(1,024)

TOTAL NET ASSETS — 100.0%		$65,667

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,   2 0 1 5

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $60,393.

Gross unrealized appreciation (000)	$7,986
Gross unrealized depreciation (000)	(1,688)

Net unrealized appreciation (000)	$6,298

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,187 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	Security fair valued using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of May 31, 2015.
(D)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(E)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(F)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $726 (000) and represents 1.1% of net assets as of May 31, 2015.

Forward Currency Contracts:

		Contracts to		In Exchange	Contracts	Unrealized
		Deliver		For	at Value	Appreciation
Settlement	Type	(000)		(000)	(000)	(000)

11/15	Sell*	JPY	66,718	$585	$539	$46

* Counterparty is State Street Bank

JPY — Japanese Yen

Assets in the amount of $654,175 have been segregated on the Fund’s books and records.

Futures Contracts:

		Notional
	Number	Cost		Unrealized
	of	Amount	Expiration	Appreciation
Description	Contracts	(000)	Date	(000)

Nikkei 225®	1	$155	06/12/15	$14

Cash in the amount of $4,835 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $170,620 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Asset-Backed Securities	$–	$1,239	$–	$1,239

Commercial Mortgage-Backed Security	–	327	–	327

Common Stocks	24,552	–	–	24,552

Corporate Bonds	–	9,264	–	9,264

Exchange-Traded Funds	7,138	–	–	7,138

Foreign Common Stocks:

Australia	–	80	–	80

Belgium	108	–	–	108

Bermuda	191	–	–	191

Canada	404	–	–	404

Cayman Islands	67	–	–	67

China	–	268	–	268

Curacao	255	–	–	255

Denmark	143	122	–	265

France	27	290	–	317

Germany	134	271	–	405

Guernsey	147	–	–	147

Hong Kong	–	288	–	288

India	91	–	–	91

Ireland	241	46	–	287

Israel	335	–	–	335

Japan	308	650	–	958

Kenya	47	–	–	47

Netherlands	242	41	–	283

Nigeria	25	–	–	25

Norway	–	38	–	38

Philippines	–	37	–	37

Spain	–	148	–	148

Sweden	31	240	–	271

Switzerland	324	267	–	591

United Kingdom	134	431	–	565

Master Limited Partnership	60	–	–	60

Money Market Fund	3,724	–	–	3,724

Municipal Bond	–	100	–	100

Short-Term Investment Purchased with Collateral From Securities Loaned	1,225	–	–	1,225

U.S. Government Agency Mortgage-Backed Obligations	–	6,389	–	6,389

U.S. Treasury Obligations	–	6,202	–	6,202

Total Assets - Investments in Securities	$39,953	$26,738	$–	$66,691

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1,  2 0 1 5

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$46	$–	$46

Futures Contracts	14	–	–	14

Total Assets - Other Financial Instruments	$14	$46	$–	$60

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,225	$–	$1,225

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,225	$–	$1,225

There were no material transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number	Value
	of Shares	(000)
FOREIGN COMMON STOCKS — 92.6%
Consumer Discretionary — 18.5%
Barratt Developments PLC (United Kingdom)	876,765	$7,958
Bellway PLC (United Kingdom)	201,627	7,249
Bridgestone (Japan) (A)	89,802	3,727
CAR (Hong Kong)*#	2,245,659	5,377
Christian Dior SA (France)	31,300	6,268
Cie Generale des Etablissements Michelin (France)#	65,700	7,030
Compass Group PLC (United Kingdom)	244,169	4,276
Dufry AG (Switzerland)*#	24,602	3,404
Duni AB (Sweden)	417,000	6,180
Hermes International (France)	970	379
Inditex SA (Spain)	60,570	2,005
International Game Technology PLC (United Kingdom)*#	305,129	5,520
IPSOS (France)	164,372	4,394
Just Eat PLC (United Kingdom)*	361,559	2,544
LVMH Moet Hennessy Louis Vuitton SA (France)	13,770	2,446
Pandora A/S (Denmark)	45,374	4,550
Persimmon PLC (United Kingdom)*	254,645	7,657
Rakuten (Japan) (A)	375,294	6,138
REXLot Holdings (Hong Kong)	29,028,800	2,128
Signet Jewelers (Bermuda)	17,649	2,283
Sony, ADR (Japan)*	149,471	4,622
Taylor Wimpey PLC (United Kingdom)	2,906,604	8,168
Toyota Motor (Japan) (A)	157,100	10,837
Whitbread PLC (United Kingdom)	38,730	3,035
WPP PLC, ADR (United Kingdom)#	19,777	2,345

		120,520

Consumer Staples — 6.1%
Anheuser-Busch InBev NV (Belgium)	54,789	6,611
Asahi Group Holdings (Japan)	201,300	6,434
Carrefour SA (France)	114,866	3,894
Greencore Group PLC (Ireland)	1,362,149	6,860
Koninklijke Ahold NV (Netherlands)	117,946	2,396
Nestle SA (Switzerland)	68,409	5,300
Puregold Price Club (Philippines)	2,499,000	2,128
Reckitt Benckiser Group PLC (United Kingdom)	72,774	6,572

		40,195

Energy — 4.2%
Etablissements Maurel et Prom (France)*	333,300	2,609
Sasol (South Africa)	161,950	5,728
Thai Oil PCL (Thailand)	4,324,250	6,868
Tullow Oil PLC (United Kingdom)	1,014,399	6,126
WorleyParsons (Australia)	771,500	6,385

		27,716

Financials — 13.8%
AIA Group (Hong Kong)	918,434	6,029
China Merchants Bank, Cl H (China)	1,231,850	3,730
CITIC Securities, Cl H (China)	832,698	3,525
Deutsche Wohnen AG (Germany)	140,327	3,421
DNB ASA (Norway)	369,944	6,484
Equity Group Holdings (Kenya)	6,017,964	2,909
Hannover Rueck SE (Germany)	63,500	6,177
HDFC Bank, ADR (India)	90,469	5,394
Investor AB, Cl B (Sweden)	158,045	6,246
IRF European Finance Investments (Bermuda)*	284,500	–
Mitsubishi Estate (Japan) (A)	227,000	5,065

	Number	Value
	of Shares	(000)

Mitsubishi UFJ Financial Group, ADR (Japan)	433,745	$3,197
Muenchener Rueckversicherungs AG (Germany)	33,000	6,098
Nomura Holdings (Japan) (A)	445,000	2,939
Ping An Insurance Group of China, Cl H (China)	413,576	6,071
Sberbank of Russia, ADR (Russia)	242,200	1,364
SpareBank 1 SR Bank ASA (Norway)	879,153	6,269
Standard Chartered PLC (United Kingdom)	409,929	6,558
Svenska Handelsbanken AB (Sweden)	429,600	6,478
Vib Vermoegen AG (Germany)	114,389	2,217

		90,171

Healthcare — 10.4%
Actavis PLC (Ireland)*	16,424	5,039
Bayer AG (Germany)	51,880	7,376
BioGaia AB, Cl B (Sweden)	61,467	1,972
CYBERDYNE (Japan)*# (A)	55,500	1,359
GN Store Nord A/S (Denmark)	135,126	2,911
Grifols SA (Spain)	87,941	3,508
ICON PLC (Ireland)*	46,644	3,026
Jazz Pharmaceuticals PLC (Ireland)*	13,596	2,438
Meda AB, Cl A (Sweden)	236,335	3,385
Novartis AG (Switzerland)	60,466	6,206
Novo Nordisk A/S, ADR (Denmark)	152,834	8,632
Ono Pharmaceutical (Japan) (A)	32,700	3,570
Roche Holding AG (Switzerland)	23,083	7,037
Sawai Pharmaceutical (Japan) (A)	24,600	1,415
Shire PLC (United Kingdom)	40,025	3,462
Teva Pharmaceutical Industries, ADR (Israel)	109,130	6,559
Transgene SA (France)	71,990	376

		68,271

Industrials — 11.6%
Ashtead Group PLC (United Kingdom)	350,275	6,020
BBA Aviation PLC (United Kingdom)	729,725	3,665
Canadian Pacific Railway (Canada)	31,458	5,181
Caverion (Finland)	250,138	2,497
FANUC (Japan) (A)	20,635	4,543
Hexagon AB, Cl B (Sweden)	82,249	3,019
Kingspan Group PLC (Ireland)*	152,456	3,477
Kone OYJ, Cl B (Finland)	149,800	6,287
Konecranes OYJ (Finland)	198,482	6,124
Loomis AB, Cl B (Sweden)	216,631	6,371
Nabtesco (Japan) (A)	148,400	3,827
Rational AG (Germany)	11,202	4,311
Schneider Electric SE (France)	38,740	2,921
SKF AB, Cl B (Sweden)	160,511	3,878
SMC (Japan) (A)	14,300	4,312
Trevi Finanziaria Industriale SpA (Italy)#	1,245,270	3,107
YIT OYJ (Finland)#	445,638	3,221
Zhuzhou CSR Times Electric (China)	331,231	2,711

		75,472

Information Technology — 9.8%
Alibaba Group Holding, ADR (Cayman Islands)*	46,814	4,181
ARM Holdings PLC, ADR (United Kingdom)	103,046	5,489
Criteo SA, ADR (France)*	34,883	1,675
Dassault Systemes SA (France)	31,886	2,488
Fleetmatics Group PLC (Ireland)*	96,912	4,052
Hoya (Japan) (A)	77,100	2,835
Infosys, ADR (India)	183,580	5,851
Ingenico (France)#	40,801	5,054
Mobileye NV (Israel)*	50,463	2,376

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Information Technology — continued
NXP Semiconductors NV (Netherlands)*	39,730	$4,460
Samsung Electronics (South Korea)	4,520	5,317
SAP, ADR (Germany)#	20,807	1,538
Tencent Holdings (Hong Kong)	320,042	6,382
Wincor Nixdorf AG (Germany)	169,758	6,341
Wirecard AG (Germany)	139,595	5,796

		63,835

Materials — 13.1%
BASF SE (Germany)	67,500	6,262
BHP Billiton PLC (United Kingdom)	33,699	710
BHP Billiton PLC, ADR (United Kingdom)#	131,500	5,564
CRH PLC (Ireland)*	216,646	6,068
Dangote Cement PLC (Nigeria)	1,709,733	1,546
HEXPOL AB (Sweden)	374,210	4,062
Imerys SA (France)	82,852	6,194
James Hardie Industries PLC (Australia)	352,670	4,732
LANXESS AG (Germany)	123,100	6,845
Linde AG (Germany)	32,600	6,264
Methanex (Canada)#	108,200	6,005
Rexam PLC (United Kingdom)	699,076	5,969
Showa Denko KK (Japan)	4,767,000	6,668
Solvay SA (Belgium)	38,150	5,276
South 32 (Australia)*	33,699	56
South 32, ADR (Australia)*	52,600	435
Symrise AG (Germany)	95,430	6,084
Yara International ASA (Norway)	137,800	6,943

		85,683

Telecommunication Services — 3.8%
Deutsche Telekom AG (Germany)	369,961	6,382
Freenet AG (Germany)	198,619	6,542
KDDI (Japan)	272,400	6,132
SoftBank (Japan) (A)	55,599	3,310
Telenor ASA (Norway)#	101,793	2,304

		24,670

Utilities — 1.3%
Guangdong Investment (Hong Kong)	3,796,000	5,310
Red Electrica SA (Spain)	37,494	3,151

		8,461

Total Foreign Common Stocks (Cost $529,827)		604,994

EXCHANGE-TRADED FUND — 0.6%
iShares STOXX Europe 600 Banks DE†	149,621	3,694

Total Exchange-Traded Fund (Cost $3,654)		3,694

	Number of Shares	Value (000)

MONEY MARKET FUND — 5.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (B) (C)	38,646,896	$38,647

Total Money Market Fund (Cost $38,647)		38,647

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.1% (Cost $572,128)		647,335

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.3%

Money Market Fund — 6.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (B)	40,804,960	40,805

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $40,805)		40,805

TOTAL INVESTMENTS — 105.4%

(Cost $612,933)**		688,140

Other Assets & Liabilities – (5.4)%		(35,200)

TOTAL NET ASSETS — 100.0%		$652,940

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $615,090.

Gross unrealized appreciation (000)	$160,716
Gross unrealized depreciation (000)	(87,666)

Net unrealized appreciation (000)	$73,050

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $38,760 (000).
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open forward currency contracts.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(C)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

Forward Currency Contracts:

Settlement Month	Type	Contracts to Deliver (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)

11/15	Sell*	JPY 3,385,850	$29,667	$27,346	$2,321

* Counterparty is State Street Bank

JPY—Japanese Yen

Assets in the amount of $54,177,682 have been segregated on the Fund’s books and records.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation/ Depreciation (000)

DAX Index Future	20	$6,355	06/19/15	$(305)

Nikkei 225®	54	8,447	06/12/15	707

		$14,802		$ 402

Cash in the amount of $808,127 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $16,282,105 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Exchange-Traded Fund	$3,694	$–	$–	$3,694

Foreign Common Stocks:

Australia	491	11,117	–	11,608

Belgium	–	11,887	–	11,887

Bermuda	2,283	–	–	2,283

Canada	11,187	–	–	11,187

Cayman Islands	4,181	–	–	4,181

China	–	16,037	–	16,037

Denmark	8,632	7,460	–	16,092

Finland	2,497	15,631	–	18,128

France	2,051	43,675	–	45,726

Germany	8,065	73,588	–	81,653

Hong Kong	–	25,227	–	25,227

India	11,244	–	–	11,244

Ireland	14,555	16,405	–	30,960

Israel	8,934	–	–	8,934

Italy	–	3,107	–	3,107

Japan	7,818	73,111	–	80,929

Kenya	2,909	–	–	2,909

Netherlands	4,460	2,396	–	6,856

Nigeria	1,546	–	–	1,546

Norway	–	22,001	–	22,001

Philippines	–	2,128	–	2,128

Russia	1,364	–	–	1,364

South Africa	–	5,728	–	5,728

South Korea	–	5,317	–	5,317

Spain	–	8,665	–	8,665

Sweden	1,972	39,619	–	41,591

Switzerland	–	21,948	–	21,948

Thailand	–	6,868	–	6,868

United Kingdom	18,918	79,972	–	98,890

Money Market Fund	38,647	–	–	38,647

Short-Term Investment Purchased with Collateral From Securities Loaned	40,805	–	–	40,805

Total Assets - Investments in Securities	$196,253	$491,887	$–	$688,140

See Notes to Financial Statements.

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Other Financial Instruments

Forward Currency Contracts	$–	$2,321	$–	$2,321

Futures Contracts	707	–	–	707

Total Assets - Other Financial Instruments	$707	$2,321	$–	$3,028

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$40,805	$–	$40,805

Total Liabilities - Collateral Received for Loaned Securities	$–	$40,805	$–	$40,805

Other Financial Instruments

Futures Contracts	$305	$–	$–	$305

Total Liabilities - Other Financial Instruments	$305	$–	$–	$305

The Fund held securities valued at $17,953 (000) as of May 31, 2014 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the fiscal year ended May 31, 2015. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were being valued based on quoted prices as of May 31, 2014 that are now being fair value adjusted as of May 31, 2015. The value of securities that were transferred to Level 2 as of May 31, 2015 is $16,134 (000). (See Note 2 in Notes to Financial Statements).

The Fund held securities valued at $8,023 (000) as of May 31, 2014 that were transferred from Level 2 to Level 1 of the valuation hierarchy during the fiscal year ended May 31, 2015. The common stocks that transferred from Level 2 to Level 1 did so as a result of foreign equities that were fair value adjusted as of May 31, 2014 that are now being valued based on quoted prices as of May 31, 2015. The value of securities that were transferred to Level 1 as of May 31, 2015 is $9,717 (000). (See Note 2 in Notes to Financial Statements).

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

At May 31, 2015, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)

Foreign Common Stocks

United Kingdom	15.1%	$98,890

Germany	12.5	81,653

Japan	12.4	80,929

France	7.0	45,726

Sweden	6.4	41,591

Ireland	4.7	30,960

Hong Kong	3.9	25,227

Norway	3.4	22,001

Switzerland	3.4	21,948

Finland	2.8	18,128

Denmark	2.5	16,092

China	2.5	16,037

Belgium	1.8	11,887

Australia	1.8	11,608

India	1.7	11,244

Canada	1.7	11,187

Israel	1.4	8,934

Spain	1.3	8,665

Thailand	1.1	6,868

Netherlands	1.0	6,856

South Africa	0.9	5,728

South Korea	0.8	5,317

Cayman Islands	0.6	4,181

Italy	0.5	3,107

Kenya	0.4	2,909

Bermuda	0.3	2,283

Philippines	0.3	2,128

Nigeria	0.2	1,546

Russia	0.2	1,364

Total Foreign Common Stocks	92.6	604,994

Exchange-Traded Fund	0.6	3,694

Money Market Fund	5.9	38,647

Total Investments Before Collateral for Loaned Securities	99.1	647,335
Short-Term Investment Purchased with Collateral for Loaned Securities	6.3	40,805

Total Investments	105.4	688,140

Other Assets and Liabilities	(5.4)	(35,200)

Net Assets	100.0%	$652,940

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number	Value
	of Shares	(000)
COMMON STOCKS — 96.5%
Consumer Discretionary — 14.7%
Comcast, Cl A	8,300	$485
Foot Locker	5,010	317
Hanesbrands	12,650	403
Home Depot	3,300	368
L Brands	3,430	297
Magna International (Canada)	7,110	409
Polaris Industries	1,980	283
Tractor Supply	3,410	297
Walt Disney	6,120	675
Wyndham Worldwide	4,500	382

		3,916

Consumer Staples — 9.0%
Altria Group	7,410	379
Constellation Brands, Cl A	4,500	531
CVS Health	4,900	502
Dr Pepper Snapple Group	5,400	414
Kroger	7,900	575

		2,401

Energy — 5.1%
ConocoPhillips	5,270	335
Exxon Mobil	4,937	421
Schlumberger (Curacao)	6,500	590

		1,346

Financials — 15.9%
Allstate	4,990	336
Ameriprise Financial	1,900	237
Berkshire Hathaway, Cl B*	2,300	329
Goldman Sachs Group	1,710	353
Invesco (Bermuda)	9,490	378
JPMorgan Chase	9,600	631
Lincoln National	7,400	422
Principal Financial Group	7,100	367
Travelers	3,160	320
Voya Financial	5,880	266
Wells Fargo	10,602	593

		4,232

Healthcare — 15.2%
Aetna	5,300	625
Amgen	3,400	531
Becton Dickinson	2,050	288
Cigna	4,300	606
Edwards Lifesciences*	2,550	333
HCA Holdings*	5,580	457
Johnson & Johnson	4,619	462
McKesson	2,100	498
St. Jude Medical	3,560	263

		4,063

Industrials — 11.9%
3M	1,440	229
Boeing	1,820	256
Cintas	4,800	413
General Dynamics	1,980	278
General Electric	10,274	280
Honeywell International	3,800	396
Lockheed Martin	1,320	248
Northrop Grumman	2,300	366

	Number	Value
	of Shares	(000)

Snap-On	3,100	$482
Southwest Airlines	6,200	230

		3,178

Information Technology — 18.9%
Apple	10,718	1,396
Check Point Software Technologies (Israel)*	3,260	276
Cisco Systems	22,100	648
Google, Cl A*	459	250
Microsoft	5,270	247
NXP Semiconductors NV (Netherlands)*	3,900	438
QUALCOMM	5,840	407
Skyworks Solutions	6,300	689
TE Connectivity (Switzerland)	5,900	407
Visa, Cl A	4,010	275

		5,033

Materials — 2.6%
Dow Chemical	6,560	341
PPG Industries	1,510	346

		687

Telecommunication Services — 1.8%
Verizon Communications	9,600	475

Utilities — 1.4%
Wisconsin Energy	8,000	386

Total Common Stocks (Cost $20,992)		25,717

EXCHANGE-TRADED FUND — 1.2%
SPDR® S&P 500® ETF Trust#	1,500	317

Total Exchange-Traded Fund (Cost $286)		317

MONEY MARKET FUND — 3.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	892,558	893

Total Money Market Fund (Cost $893)		893

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 101.0% (Cost $22,171)		26,927

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.2%
Money Market Fund — 1.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	319,346	$319

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $319)‡		319

TOTAL INVESTMENTS — 102.2% (Cost $22,490)**		27,246

Other Assets & Liabilities – (2.2)%		(599)

TOTAL NET ASSETS — 100.0%		$26,647

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $22,503.

Gross unrealized appreciation (000)	$4,942
Gross unrealized depreciation (000)	(199)

Net unrealized appreciation (000)	$4,743

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $311 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$25,717	$–	$–	$25,717

Exchange-Traded Fund	317	–	–	317

Money Market Fund	893	–	–	893

Short-Term Investment Purchased with Collateral From Securities Loaned	319	–	–	319

Total Assets - Investments in Securities	$27,246	$–	$–	$27,246

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$319	$–	$319

Total Liabilities - Payable for collateral received for loaned securities	$–	$319	$–	$319

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 98.9%
Consumer Discretionary — 20.6%
Burlington Stores*	17,550	$926
Comcast, Cl A	20,500	1,198
Foot Locker	35,300	2,231
Hanesbrands	76,000	2,421
Home Depot	15,900	1,772
L Brands	22,000	1,904
Magna International (Canada)	28,460	1,637
Polaris Industries	9,960	1,425
Time Warner	20,080	1,696
Tractor Supply	14,390	1,254
Walt Disney	25,000	2,759
Wyndham Worldwide	14,500	1,231

		20,454

Consumer Staples — 10.9%
Altria Group	46,500	2,381
Constellation Brands, Cl A	13,220	1,559
CVS Health	17,280	1,769
Dr Pepper Snapple Group	22,100	1,694
Hain Celestial Group*	16,960	1,073
Kroger	17,500	1,274
Tyson Foods, Cl A	23,800	1,010

		10,760

Energy — 3.6%
Schlumberger (Curacao)	25,000	2,269
Valero Energy	21,860	1,295

		3,564

Financials — 6.3%
Allstate	24,000	1,616
Extra Space Storage REIT	17,500	1,226
Principal Financial Group	21,400	1,106
SEI Investments	28,000	1,339
Voya Financial	21,400	970

		6,257

Healthcare — 14.1%
Amgen	10,700	1,672
Becton Dickinson	10,170	1,429
Biogen*	3,810	1,512
Cigna	8,980	1,265
Edwards Lifesciences*	10,170	1,329
HCA Holdings*	15,300	1,252
Johnson & Johnson	11,000	1,102
McKesson	7,290	1,729
St. Jude Medical	21,350	1,575
UnitedHealth Group	8,800	1,058

		13,923

Industrials — 13.2%
ADT	24,000	876
Boeing	12,640	1,776
Cintas	15,000	1,291
Equifax	10,090	1,012
General Dynamics	7,810	1,095
Lockheed Martin	5,240	986
Old Dominion Freight Line*	17,540	1,193
Rockwell Collins	14,290	1,360
Snap-On	9,660	1,501
Southwest Airlines	25,100	930

	Number of Shares	Value (000)

Towers Watson, Cl A	7,900	$1,090

		13,110

Information Technology — 25.8%
Amdocs	24,000	1,316
Apple	59,806	7,791
CDW	45,490	1,688
Check Point Software Technologies (Israel)*	18,600	1,576
Cisco Systems	33,670	987
eBay*	15,110	927
Google, Cl A*	2,640	1,440
Lam Research	15,060	1,239
Microsoft	26,500	1,242
NXP Semiconductors NV (Netherlands)*	13,500	1,515
Oracle	28,286	1,230
Skyworks Solutions	17,900	1,958
TE Connectivity (Switzerland)	17,000	1,173
Texas Instruments	25,700	1,437

		25,519

Materials — 3.4%
Dow Chemical	29,710	1,547
PPG Industries	4,000	915
Sherwin-Williams	3,240	934

		3,396

Telecommunication Services — 1.0%
Level 3 Communications* (A)	17,330	961

Total Common Stocks (Cost $79,777)		97,944

MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A) (B)	1,130,130	1,130

Total Money Market Fund (Cost $1,130)		1,130

TOTAL INVESTMENTS — 100.0% (Cost $80,907)**		99,074

Other Assets & Liabilities – 0.0%		–

TOTAL NET ASSETS — 100.0%		$99,074

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 80,913.

Gross unrealized appreciation (000)	$18,620
Gross unrealized depreciation (000)	(459)

Net unrealized appreciation (000)	$18,161

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500®
Composite Index	10	$1,042	06/19/15	$11

 Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $2,096,558 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$97,944	$–	$–	$97,944

Money Market Fund	1,130	–	–	1,130

Total Assets - Investments in Securities	$99,074	$–	$–	$99,074

Other Financial Instruments

Futures Contracts	$11	$–	$–	$11

Total Assets - Other Financial Instruments	$11	$–	$–	$11

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C   L a r g e   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

Number of Shares		Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 10.5%
Comcast, Cl A	22,300	$1,304
Foot Locker	23,500	1,485
Hanesbrands	40,000	1,275
L Brands	15,040	1,301
Magna International (Canada)	19,600	1,127
Time Warner	20,150	1,702
Walt Disney	20,000	2,208
Wyndham Worldwide	20,000	1,698

		12,100

Consumer Staples — 7.3%
Constellation Brands, Cl A	11,900	1,403
CVS Health	25,300	2,590
Kroger	16,500	1,201
Reynolds American	27,500	2,111
Tyson Foods, Cl A	27,500	1,167

		8,472

Energy — 8.0%
Chevron	19,600	2,019
ConocoPhillips	33,500	2,133
Exxon Mobil	44,000	3,749
Schlumberger (Curacao)	14,200	1,289

		9,190

Financials — 29.3%
Allstate	29,500	1,986
Ameriprise Financial	16,200	2,018
Apartment Investment & Management, Cl A REIT	40,500	1,536
Berkshire Hathaway, Cl B*	14,700	2,102
Extra Space Storage REIT	30,500	2,136
Goldman Sachs Group	5,800	1,196
Huntington Bancshares	218,500	2,432
Invesco (Bermuda)	26,500	1,055
JPMorgan Chase	68,000	4,473
Lincoln National	45,000	2,565
Principal Financial Group	31,500	1,628
Public Storage REIT	5,800	1,123
SEI Investments	31,000	1,483
Travelers	21,000	2,124
Voya Financial	28,000	1,269
Wells Fargo	82,000	4,589

		33,715

Healthcare — 13.7%
Aetna	23,500	2,772
Amgen	13,000	2,031
Cigna	15,000	2,113
HCA Holdings*	25,000	2,046
Johnson & Johnson	31,500	3,154
Pfizer	46,000	1,599
St. Jude Medical	28,000	2,065

		15,780

Industrials — 11.0%
Alaska Air Group	19,500	1,261
Boeing	8,000	1,124
Equifax	11,740	1,178
General Dynamics	8,300	1,163

Number of Shares		Value (000)

General Electric	96,000	$2,618
Honeywell International	16,130	1,681
Northrop Grumman	12,060	1,920
Snap-On	11,000	1,709

		12,654

Information Technology — 8.1%
Amdocs	21,000	1,152
Apple	18,400	2,397
CDW	34,000	1,261
Cisco Systems	101,000	2,960
TE Connectivity (Switzerland)	23,500	1,622

		9,392

Materials — 3.5%
Dow Chemical	29,000	1,510
PPG Industries	6,200	1,419
Rock-Tenn, Cl A	17,000	1,107

		4,036

Telecommunication Services — 2.7%
Level 3 Communications*	32,000	1,775
Verizon Communications	27,310	1,350

		3,125

Utilities — 4.1%
American Water Works	26,000	1,375
Wisconsin Energy	40,000	1,931
Xcel Energy	42,000	1,430

		4,736

Total Common Stocks (Cost $95,427)		113,200

EXCHANGE-TRADED FUND — 1.4%
iShares Russell 1000 Value Index Fund†	15,000	1,579

Total Exchange-Traded Fund (Cost $1,556)		1,579

MONEY MARKET FUND — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	353,665	354

Total Money Market Fund (Cost $354)		354

TOTAL INVESTMENTS — 99.9% (Cost $97,337)**		115,133

Other Assets & Liabilities – 0.1%		67

TOTAL NET ASSETS — 100.0%		$115,200

See Notes to Financial Statements.

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $97,356.

Gross unrealized appreciation (000)	$19,021
Gross unrealized depreciation (000)	(1,244)

Net unrealized appreciation (000)	$17,777

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$113,200	$–	$–	$113,200

Exchange-Traded Fund	1,579	–	–	1,579

Money Market Fund	354	–	–	354

Total Assets - Investments in Securities	$115,133	$–	$–	$115,133

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  M i d  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y   3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 96.0%
Consumer Discretionary — 20.7%
Advance Auto Parts	1,597	$245
American Axle & Manufacturing Holdings*	11,122	279
CarMax*	5,591	397
Dollar Tree*	4,863	365
Gildan Activewear (Canada)#	7,723	244
HSN	3,568	239
Madison Square Garden, Cl A*	4,411	377
Polaris Industries	2,031	291

		2,437

Consumer Staples — 3.4%
Boston Beer, Cl A*	437	116
TreeHouse Foods*	3,985	284

		400

Energy — 3.7%
National Oilwell Varco	2,786	137
Oil States International*	4,421	181
World Fuel Services	2,442	122

		440

Financials — 30.3%
Affiliated Managers Group*	1,908	427
AmTrust Financial Services	7,402	446
Bank of the Ozarks	10,782	474
Credit Acceptance*	1,347	310
Discover Financial Services	5,258	306
Eagle Bancorp*	8,296	330
Home BancShares	6,286	214
LegacyTexas Financial Group	7,490	194
National General Holdings	11,920	232
PRA Group*	6,304	358
RLI	5,734	279

		3,570

Industrials — 21.5%
B/E Aerospace	3,714	213
Colfax*	3,873	195
Dover	2,506	189
EnerSys	3,727	249
Esterline Technologies*	2,405	260
Genesee & Wyoming, Cl A*	2,285	188
Norfolk Southern	2,565	236
Precision Castparts	722	153
Snap-On	800	124
TransDigm Group*	1,198	271
United Rentals*	1,275	113
Wabtec	3,395	341

		2,532

Information Technology — 16.4%
Alliance Data Systems*	899	268
FactSet Research Systems	1,036	171
Manhattan Associates*	6,588	362
Open Text (Canada)	4,429	188
OSI Systems*	5,291	382
Trimble Navigation*	9,312	218

	Number of Shares	Value (000)

WEX*	2,966	$336

		1,925

Total Common Stocks (Cost $8,802)		11,304

MONEY MARKET FUND — 3.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	416,143	416

Total Money Market Fund (Cost $416)		416

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.5% (Cost $9,218)		11,720

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.1%

Money Market Fund — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	247,000	247

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $247)‡		247

TOTAL INVESTMENTS — 101.6%
(Cost $9,465)**		11,967

Other Assets & Liabilities – (1.6)%		(191)

TOTAL NET ASSETS — 100.0%		$11,776

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $9,466.

Gross unrealized appreciation (000)	$2,718
Gross unrealized depreciation (000)	(217)

Net unrealized appreciation (000)	$2,501

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $241 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$11,304	$–	$–	$11,304

Money Market Fund	416	–	–	416

Short-Term Investment Purchased with Collateral From Securities Loaned	247	–	–	247

Total Assets - Investments in Securities	$11,967	$–	$–	$11,967

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$247	$–	$247

Total Liabilities - Collateral Received for Loaned Securities	$–	$247	$–	$247

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  M i d  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.1%
Consumer Discretionary — 13.1%
Advance Auto Parts	221	$34	0.7%
Foot Locker	412	26	0.5%
Jarden*	535	28	0.6%
LKQ*	882	25	0.5%
Polaris Industries	192	27	0.6%
Signet Jewelers (Bermuda)	246	32	0.7%
Williams-Sonoma	261	21	0.4%
Other Securities	13,834	448	9.1%

		641	13.1%

Consumer Staples — 3.7%
Church & Dwight	410	34	0.7%
Energizer Holdings	182	26	0.5%
WhiteWave Foods*	451	22	0.5%
Other Securities	2,370	99	2.0%

		181	3.7%

Energy — 3.9%
HollyFrontier	577	24	0.5%
Other Securities	6,780	167	3.4%

		191	3.9%

Financials — 23.2%
Alexandria Real Estate Equities REIT	225	21	0.4%
Alleghany*	49	23	0.5%
Arthur J Gallagher	492	24	0.5%
Duke Realty REIT	1,113	22	0.4%
Everest Re Group (Bermuda)	135	24	0.5%
Extra Space Storage REIT	320	22	0.5%
Federal Realty Investment Trust REIT	220	30	0.6%
Jones Lang LaSalle	128	22	0.4%
New York Community Bancorp	1,273	23	0.5%
Raymond James Financial	386	22	0.5%
UDR REIT	801	26	0.5%
Other Securities	25,620	875	17.9%

		1,134	23.2%

Healthcare — 8.5%
Centene*	308	23	0.5%
Cooper	143	26	0.5%
Hologic*	674	24	0.5%
IDEXX Laboratories*	164	22	0.4%
MEDNAX*	305	22	0.4%
Mettler-Toledo International*	83	27	0.5%
Omnicare	244	23	0.5%
ResMed	479	28	0.6%
United Therapeutics*	125	23	0.5%
Other Securities	3,444	200	4.1%

		418	8.5%

Industrials — 15.5%
Acuity Brands	121	21	0.4%
Alaska Air Group	417	27	0.5%
Fortune Brands Home & Security	490	22	0.5%
JB Hunt Transport Services	289	24	0.5%
Towers Watson, Cl A	201	28	0.6%

	Number of Shares	Value (000)	Percentage of Net Assets†

Wabtec	274	$28	0.6%
Other Securities	11,731	609	12.4%

		759	15.5%

Information Technology — 16.7%
ANSYS*	274	24	0.5%
CDK Global	425	23	0.5%
Gartner*	263	23	0.5%
Qorvo*	381	31	0.6%
Synopsys*	442	22	0.4%
Trimble Navigation*	876	21	0.4%
Other Securities	21,322	674	13.8%

		818	16.7%

Materials — 7.4%
Ashland	197	25	0.5%
Packaging Corporation of America	340	24	0.5%
Rock-Tenn, Cl A	426	28	0.6%
Other Securities	6,028	286	5.8%

		363	7.4%

Telecommunication Services — 0.2%
Other Securities	258	8	0.2%

Utilities — 4.9%
Alliant Energy	357	22	0.5%
OGE Energy	656	21	0.4%
Other Securities	5,528	196	4.0%

		239	4.9%

Total Common Stocks (Cost $4,331)		4,752	97.1%

EXCHANGE-TRADED FUND — 2.0%
SPDR® S&P MidCap 400® ETF Trust	359	100	2.0%

Total Exchange-Traded Fund (Cost $99)		100	2.0%

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%††(A)	22,285	22	0.5%

Total Money Market Fund (Cost $22)		22	0.5%

TOTAL INVESTMENTS — 99.6% (Cost $4,452)**		4,874	99.6%

Other Assets & Liabilities		18	0.4%

TOTAL NET ASSETS		$4,892	100.0%

See Notes to Financial Statements.

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $4,610.

Gross unrealized appreciation (000)	$486
Gross unrealized depreciation (000)	(222)

Net unrealized appreciation (000)	$264

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund or an investment in an affiliate. Some of the individual securities within this category may include non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2014 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Common Stocks	$4,752	$–	$–	$4,752

Exchange-Traded Fund	100	–	–	100

Money Market Fund	22	–	–	22

Total Assets - Investments in Securities	$4,874	$–	$–	$4,874

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 12.2%
Bloomin’ Brands	54,939	$1,234
Buffalo Wild Wings*	4,724	721
Century Communities*	74,637	1,541
Cheesecake Factory	9,191	474
Churchill Downs	11,202	1,397
G-III Apparel Group*	16,495	938
Meredith	20,045	1,058
Murphy USA*	9,498	553
Pool	15,865	1,051
Skechers U.S.A., Cl A*	13,730	1,454
Unifi*	45,576	1,482
Universal Electronics*	23,150	1,200
Wolverine World Wide	39,709	1,167

		14,270

Consumer Staples — 2.8%
Ingles Markets, Cl A	20,483	1,001
Revlon, Cl A*	24,996	923
SpartanNash	21,132	661
TreeHouse Foods*	9,960	710

		3,295

Energy — 0.9%
Approach Resources*#	148,780	1,043

Financials — 26.2%
Allied World Assurance Company Holdings AG (Switzerland)	20,688	879
American Assets Trust REIT	16,715	658
Argo Group International Holdings (Bermuda)	25,612	1,348
Banco Macro SA, ADR (Argentina)	17,911	887
Banner	25,892	1,166
Capital Bank Financial, Cl A*	49,276	1,405
DiamondRock Hospitality REIT	103,785	1,367
DuPont Fabros Technology REIT	38,476	1,240
Employers Holdings	45,002	1,018
Essent Group (Bermuda)*	35,454	904
FBL Financial Group, Cl A	19,005	1,092
Fidelity Southern	74,301	1,149
First Merchants	24,845	579
First Midwest Bancorp	27,745	493
Franklin Street Properties REIT	88,931	1,032
LaSalle Hotel Properties REIT	19,778	721
National Western Life Insurance, Cl A	1,967	482
Opus Bank	57,893	1,829
Pinnacle Financial Partners	33,149	1,641
PRA Group*	10,751	610
RLJ Lodging Trust REIT	38,469	1,163
Ryman Hospitality Properties REIT	21,645	1,193
South State	26,768	1,923
State Bank Financial	46,991	962
Summit Hotel Properties REIT	51,491	688
Sunstone Hotel Investors REIT	54,925	838
Symetra Financial	46,103	1,128
Wilshire Bancorp	121,704	1,343
WSFS Financial	32,951	813

		30,551

Healthcare — 17.6%
Align Technology*	16,611	1,008
Analogic	13,219	1,119

	Number of Shares	Value (000)

BioSpecifics Technologies*	30,591	$1,457
Cantel Medical	28,135	1,310
Depomed*	48,352	1,009
Dyax*	69,924	1,842
Greatbatch*	22,555	1,172
ICON PLC (Ireland)*	26,221	1,701
Natus Medical*	20,948	818
Omnicell*	46,513	1,720
OvaScience*#	19,402	658
PAREXEL International*	19,662	1,307
Select Medical Holdings	104,558	1,710
Team Health Holdings*	14,047	822
U.S. Physical Therapy	21,167	1,055
Vascular Solutions*	54,377	1,774

		20,482

Industrials — 13.2%
American Woodmark*	28,416	1,459
Curtiss-Wright	21,296	1,535
Federal Signal	71,442	1,063
Forward Air	29,402	1,525
Landstar System	14,854	971
Moog, Cl A*	10,578	726
Multi-Color	16,064	1,029
MYR Group*	25,119	744
Rexnord*	47,135	1,208
Swift Transportation*	46,396	1,080
TASER International*	18,393	581
Teledyne Technologies*	5,511	558
UniFirst	9,335	1,067
Universal Forest Products	32,684	1,809
Watts Water Technologies, Cl A	1,348	72

		15,427

Information Technology — 17.1%
Aspen Technology*	32,903	1,408
Benchmark Electronics*	27,192	632
CACI International, Cl A*	9,137	782
Cypress Semiconductor*	63,118	867
Euronet Worldwide*	19,744	1,181
GSI Group (Canada)*	86,460	1,291
MAXIMUS	10,894	712
Microsemi*	48,223	1,755
NetScout Systems*#	15,969	640
Perficient*	28,854	546
Pericom Semiconductor	129,281	1,692
Sanmina*	32,356	701
Silicon Laboratories*	33,340	1,848
SS&C Technologies Holdings	11,304	666
Super Micro Computer*	38,866	1,301
Synaptics*	5,904	588
Syntel*	17,556	834
Tyler Technologies*	11,270	1,369
Zebra Technologies, Cl A*	9,827	1,077

		19,890

Materials — 3.5%
KapStone Paper and Packaging	26,897	725
Minerals Technologies	19,805	1,333
Neenah Paper	11,161	673
PolyOne	21,714	845

See Notes to Financial Statements.

Number of Shares		Value (000)
COMMON STOCKS — continued
Materials — continued
Trecora Resources*	39,611	$544

		4,120

Telecommunication Services — 0.7%
8x8*	94,020	784

Utilities — 2.2%
American States Water	29,409	1,130
IDACORP	7,659	456
PNM Resources	37,498	997

		2,583

Total Common Stocks (Cost $99,628)		112,445

MASTER LIMITED PARTNERSHIPS — 2.2%
Energy — 2.2%
Shell Midstream Partners LP	45,965	2,064
Valero Energy Partners LP	10,688	547

		2,611

Total Master Limited Partnerships (Cost $2,287)		2,611

Number of Shares		Value (000)
MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	2,749,053	$ 2,749

Total Money Market Fund (Cost $2,749)		2,749

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 101.0% (Cost $104,664)		117,805

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.5%
Money Market Fund — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	1,791,405	1,791

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,791)‡		1,791

TOTAL INVESTMENTS — 102.5% (Cost $106,455)**		119,596

Other Assets & Liabilities – (2.5)%		(2,900)

TOTAL NET ASSETS — 100.0%		$116,696

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 106,651.

Gross unrealized appreciation (000)	$14,577
Gross unrealized depreciation (000)	(1,632)

Net unrealized appreciation (000)	$12,945

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,828 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:
Common Stocks	$112,445	$–	$–	$112,445

Master Limited Partnerships	2,611	–	–	2,611

Money Market Fund	2,749	–	–	2,749

Short-Term Investment Purchased with Collateral From Securities Loaned	1,791	–	–	1,791

Total Assets - Investments in Securities	$119,596	$–	$–	$119,596

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Liabilities:

Payable for collateral received for loaned securities	$–	$1,791	$–	$1,791

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,791	$–	$1,791

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 17.2%
Bright Horizons Family Solutions*	8,474	$472
Brinker International	5,022	277
Cablevision Systems, Cl A	19,453	477
Cato, Cl A	10,382	387
Churchill Downs	2,771	345
Cracker Barrel Old Country Store	1,549	218
Denny’s*	46,113	481
Gentherm*	5,942	305
Graham Holdings, Cl B	177	190
Grand Canyon Education*	7,568	323
Helen of Troy (Bermuda)*	6,210	543
Interval Leisure Group	15,650	407
La Quinta Holdings*	18,123	451
Murphy USA*	4,380	255
Nexstar Broadcasting Group, Cl A	5,566	317
Papa John’s International	7,465	513
Perry Ellis International*	9,473	233
Standard Motor Products	6,100	214
Taylor Morrison Home, Cl A*	14,494	279
Tenneco*	3,355	197
Wolverine World Wide	13,371	393

		7,277

Consumer Staples — 2.4%
Fresh Del Monte Produce (Cayman Islands)	11,145	420
J&J Snack Foods	1,661	179
Pinnacle Foods	9,920	418

		1,017

Energy — 0.6%
Teekay Tankers (Marshall Islands)	37,513	253

Financials — 10.0%
BNC Bancorp	18,075	335
Capital Bank Financial, Cl A*	12,058	344
Credit Acceptance*	1,211	279
Employers Holdings	16,104	364
FelCor Lodging Trust REIT	32,906	353
First Commonwealth Financial	19,842	181
Horace Mann Educators	11,870	409
LTC Properties REIT	11,967	504
Maiden Holdings (Bermuda)	15,284	214
MarketAxess Holdings	5,314	470
Popular (Puerto Rico)*	5,855	190
Ryman Hospitality Properties REIT	5,299	292
Westwood Holdings Group	4,740	269

		4,204

Healthcare — 24.0%
Amsurg*	7,779	524
BioSpecifics Technologies*	9,152	436
Cantel Medical	14,453	673
DexCom*	2,447	176
Dyax*	26,411	696
Eagle Pharmaceutical*	5,085	369
Flexion Therapeutics*	9,428	188
Globus Medical, Cl A*	11,815	306
Greatbatch*	3,280	170
Halozyme Therapeutics*	39,392	683
ICON PLC (Ireland)*	8,696	564
Lannett*	10,533	586

	Number of Shares	Value (000)

Ligand Pharmaceuticals*	5,199	$458
Molina Healthcare*	9,203	669
Natus Medical*	10,553	412
Omnicell*	14,249	527
OvaScience*#	13,716	465
PAREXEL International*	6,373	424
Radius Health*	13,307	642
STERIS	3,104	207
Teleflex	1,721	222
Vascular Solutions*	15,555	508
West Pharmaceutical Services	4,657	252

		10,157

Industrials — 12.3%
Argan*	8,042	288
Comfort Systems USA	3,777	85
Cubic	3,273	156
Curtiss-Wright	5,189	374
Dycom Industries*	7,343	423
Federal Signal	27,041	402
HEICO	3,168	182
John Bean Technologies	5,086	191
Matthews International, Cl A	12,030	597
Mueller Industries	12,892	449
Park-Ohio Holdings	4,167	200
Resources Connection	19,312	303
Rexnord*	8,101	208
Saia*	4,978	204
TASER International*	3,447	109
Teledyne Technologies*	5,645	572
West	14,619	447

		5,190

Information Technology — 25.2%
Ambarella (Cayman Islands)*	6,908	623
ARRIS Group*	6,120	202
Aspen Technology*	10,626	455
Belden	3,602	304
Benchmark Electronics*	11,718	272
Cardtronics*	7,469	273
ChipMOS Technologies (Bermuda)	9,773	227
Cognex*	12,292	620
Envestnet*	7,988	350
Euronet Worldwide*	7,920	474
ExlService Holdings*	11,831	425
Fair Isaac	4,947	434
Kimball Electronics*	20,609	321
Luxoft Holding (British Virgin Islands)*	3,815	204
Manhattan Associates*	9,267	508
MAXIMUS	8,123	531
Microsemi*	20,595	749
NetScout Systems*#	7,972	320
Pericom Semiconductor	23,249	304
Rogers*	5,695	412
SolarWinds*	10,495	498
SS&C Technologies Holdings	5,256	310
Super Micro Computer*	8,586	287
Synaptics*	4,126	411
Syntel*	8,062	383
Tyler Technologies*	2,142	260
Virtusa*	10,303	469

		10,626

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   G r o w t h   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — 4.4%
Graphic Packaging Holding	29,852	$425
KapStone Paper and Packaging	9,772	263
Minerals Technologies	9,650	650
Neenah Paper	8,907	537

		1,875

Telecommunication Services — 1.4%
General Communication, Cl A*	37,141	597

Total Common Stocks (Cost $31,029)		41,196

MASTER LIMITED PARTNERSHIP — 0.8%
Energy — 0.8%
Phillips 66 Partners LP	4,403	320

Total Master Limited Partnership (Cost $312)		320

MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	1,088,932	1,089

Total Money Market Fund (Cost $1,089)		1,089

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.9%
(Cost $32,430)		42,605

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
Money Market Fund — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	687,975	$688

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $688)‡		688

TOTAL INVESTMENTS — 102.5% (Cost $33,118)**		43,293

Other Assets & Liabilities – (2.5)%		(1,054)

TOTAL NET ASSETS — 100.0%		$42,239

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 33,126.

Gross unrealized appreciation (000)	$10,464
Gross unrealized depreciation (000)	(297)

Net unrealized appreciation (000)	$10,167

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $708 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$41,196	$–	$–	$41,196

Master Limited Partnership	320	–	–	320

Money Market Fund	1,089	–	–	1,089

Short-Term Investment Purchased with Collateral From Securities Loaned	688	–	–	688

Total Assets - Investments in Securities	$43,293	$–	$–	$43,293

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$688	$–	$688

Total Liabilities - Collateral Received for Loaned Securities	$–	$688	$–	$688

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 94.3%
Consumer Discretionary — 11.7%
American Axle & Manufacturing Holdings*	14,136	$355
Core-Mark Holding	4,009	216
Denny’s*	58,569	611
Five Below*	6,775	225
G-III Apparel Group*	3,073	175
Iconix Brand Group*	5,702	147
Lithia Motors, Cl A	2,340	249
Pool	4,808	319
Standard Pacific*	17,142	141
Starz, Cl A*	15,367	645
Tenneco*	3,508	206
Texas Roadhouse	9,601	336

		3,625

Consumer Staples — 1.1%
Cal-Maine Foods#	3,033	172
SpartanNash	4,900	153

		325

Energy — 3.4%
BP Prudhoe Bay Royalty Trust	3,420	228
Green Plains	3,750	123
PBF Energy, Cl A	7,720	207
REX American Resources*	5,115	327
San Juan Basin Royalty Trust#	15,262	162

		1,047

Financials — 38.8%
AG Mortgage Investment Trust REIT	41,280	778
American Equity Investment Life Holding	17,507	445
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	19,307	586
Banco Macro SA, ADR (Argentina)	1,895	94
BankFinancial	29,553	350
BBCN Bancorp	8,773	126
Cardinal Financial	28,559	589
Citizens & Northern	16,247	315
CNO Financial Group	11,416	205
Community Bank System	4,384	155
CYS Investments REIT	62,303	558
Dime Community Bancshares	16,753	275
DuPont Fabros Technology REIT	7,813	252
EverBank Financial	12,693	234
Fidelity Southern	8,899	138
First BanCorp (Puerto Rico)*	20,575	126
First Commonwealth Financial	41,473	377
FirstMerit	8,386	165
FNB	9,669	130
Fulton Financial	17,792	225
Heartland Financial USA	5,049	172
Home BancShares	3,947	135
Horace Mann Educators	7,150	246
Inland Real Estate REIT	26,414	268
Interactive Brokers Group, Cl A	9,298	332
Lakeland Financial	6,415	254
LTC Properties REIT	4,851	204
Maiden Holdings (Bermuda)	28,976	405
MarketAxess Holdings	3,926	347
National Penn Bancshares	35,926	384
New York Mortgage Trust REIT#	71,222	564
RE/MAX Holdings, Cl A	9,110	305

	Number of Shares	Value (000)

Retail Properties of America, Cl A REIT	8,282	$124
S&T Bancorp	24,066	652
Symetra Financial	6,103	149
Umpqua Holdings	8,129	143
Universal Insurance Holdings	4,619	118
Western Asset Mortgage Capital REIT#	45,675	694
Wilshire Bancorp	17,709	196
WisdomTree Investments	10,610	227

		12,042

Healthcare — 7.6%
Amsurg*	1,748	118
Depomed*	16,787	350
Horizon Pharma PLC (Ireland)*	9,308	302
Lannett*	5,210	290
MiMedx Group*#	19,339	200
Omnicell*	9,793	362
Repligen*	7,383	301
Veeva Systems, Cl A*	8,816	239
Zeltiq Aesthetics*	7,432	204

		2,366

Industrials — 10.7%
AAR	4,015	119
AO Smith	2,274	162
Argan*	6,903	247
Barrett Business Services	3,967	143
CEB	2,863	242
Covanta Holding	12,855	284
EMCOR Group	2,867	130
Hexcel	1,890	93
Hillenbrand	7,514	231
Huntington Ingalls Industries	2,125	263
Lennox International	1,824	205
Ritchie Bros. Auctioneers (Canada)	6,171	174
RPX*	15,055	240
Swift Transportation*	17,140	399
TASER International*	6,995	221
Wabash National*	12,239	166

		3,319

Information Technology — 10.5%
Alliance Fiber Optic Products	8,831	171
Ambarella (Cayman Islands)*	5,215	470
AVG Technologies NV (Netherlands)*	20,144	494
Benchmark Electronics*	8,839	205
CalAmp*	6,063	120
Canadian Solar (Canada)*	3,323	109
EVERTEC (Puerto Rico)	5,915	132
OmniVision Technologies*	9,583	258
PC Connection*	6,576	164
Plexus*	5,644	257
Polycom*	16,988	229
Sanmina*	15,987	346
Tessera Technologies	4,937	190
Xcerra*	13,248	102

		3,247

Materials — 4.3%
Dominion Diamond (Canada)	21,986	411
FutureFuel	24,255	291
Handy & Harman*	6,709	213

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Materials — continued
Olympic Steel	4,191	$74
Worthington Industries	13,212	359

		1,348

Telecommunication Services — 1.1%
Telecom Argentina SA, ADR (Argentina)#	17,181	337

Utilities — 5.1%
Cleco	4,286	232
El Paso Electric	5,037	183
Empresa Distribuidora Y Comercializadora Norte SA, ADR (Argentina)*	11,389	166
NorthWestern	6,713	349
Otter Tail	8,653	234
Piedmont Natural Gas	11,172	417

		1,581

Total Common Stocks (Cost $26,461)		29,237

MASTER LIMITED PARTNERSHIPS — 4.9%
Energy — 1.3%
MPLX LP	2,528	185
NGL Energy Partners LP	6,789	204

		389

Financials — 2.5%
Carlyle Group LP	25,445	784

Materials — 1.1%
Westlake Chemical Partners LP	15,428	337

Total Master Limited Partnerships (Cost $1,552)		1,510

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	289,851	$ 290

Total Money Market Fund (Cost $290)		290

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $28,303)		31,037

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.7%
Money Market Fund — 5.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	1,773,085	1,773

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $1,773)‡		1,773

TOTAL INVESTMENTS — 105.8% (Cost $30,076)**		$32,810

Other Assets & Liabilities – (5.8)%		(1,807)

TOTAL NET ASSETS — 100.0%		$31,003

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $ 30,041.

Gross unrealized appreciation (000)	$3,700
Gross unrealized depreciation (000)	(931)

Net unrealized appreciation (000)	$2,769

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,719 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   V a l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$29,237	$–	$–	$29,237

Master Limited Partnerships	1,510	–	–	1,510

Money Market Fund	290	–	–	290

Short-Term Investment Purchased with Collateral From Securities Loaned	1,773	–	–	1,773

Total Assets - Investments in Securities	$32,810	$–	$–	$32,810

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,773	$–	$1,773

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,773	$–	$1,773

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.9%
Consumer Discretionary — 12.2%
Amazon.com*	4,108	$1,763	0.8%
Comcast, Cl A	27,527	1,609	0.8%
Home Depot	14,334	1,597	0.8%
McDonald’s	10,427	1,000	0.5%
Walt Disney	16,748	1,849	0.9%
Other Securities	299,737	17,306	8.4%

		25,124	12.2%

Consumer Staples — 9.4%
Altria Group	21,468	1,099	0.5%
Coca-Cola	43,068	1,764	0.9%
CVS Health	12,146	1,244	0.6%
PepsiCo	16,202	1,562	0.8%
Philip Morris International	16,543	1,374	0.7%
Procter & Gamble	29,054	2,278	1.1%
Wal-Mart Stores	17,331	1,287	0.6%
Other Securities	124,524	8,588	4.2%

		19,196	9.4%

Energy — 7.8%
Chevron	20,135	2,074	1.0%
Exxon Mobil	45,240	3,854	1.9%
Schlumberger (Curacao)	13,582	1,233	0.6%
Other Securities	167,032	8,815	4.3%

		15,976	7.8%

Financials — 16.0%
Bank of America	117,402	1,937	0.9%
Berkshire Hathaway, Cl B*	19,728	2,821	1.4%
BlackRock††	1,341	490	0.2%
Citigroup	33,451	1,809	0.9%
JPMorgan Chase	40,642	2,674	1.3%
PNC Financial Services Group††	5,751	550	0.3%
Wells Fargo	50,827	2,844	1.4%
Other Securities	380,026	20,777	10.1%

		32,862	16.0%

Healthcare — 14.7%
AbbVie	18,880	1,257	0.6%
Actavis PLC (Ireland)*	4,135	1,269	0.6%
Amgen	7,923	1,238	0.6%
Biogen*	2,496	991	0.5%
Bristol-Myers Squibb	17,602	1,137	0.6%
Gilead Sciences*	15,967	1,793	0.9%
Johnson & Johnson	29,573	2,962	1.4%
Medtronic PLC (Ireland)	15,243	1,163	0.6%
Merck	29,812	1,815	0.9%
Pfizer	66,398	2,307	1.1%
UnitedHealth Group	10,056	1,209	0.6%
Other Securities	143,856	12,932	6.3%

		30,073	14.7%

Industrials — 10.0%
3M	6,698	1,066	0.5%
Boeing	7,111	999	0.5%
General Electric	108,891	2,969	1.5%
United Technologies	8,885	1,041	0.5%
Other Securities	189,124	14,412	7.0%

		20,487	10.0%

	Number of Shares	Value (000)	Percentage of Net Assets†

Information Technology — 19.7%
Apple	62,842	$8,187	4.0%
Cisco Systems	54,715	1,604	0.8%
Facebook, Cl A*	21,800	1,726	0.8%
Google, Cl A*	3,059	1,668	0.8%
Google, Cl C*	3,067	1,632	0.8%
Intel	51,028	1,758	0.9%
International Business Machines	9,775	1,658	0.8%
Microsoft	87,586	4,104	2.0%
Oracle	33,654	1,464	0.7%
QUALCOMM	17,919	1,249	0.6%
Visa, Cl A	20,789	1,428	0.7%
Other Securities	276,258	13,858	6.8%

		40,336	19.7%

Materials — 3.1%
Other Securities	99,713	6,417	3.1%

Telecommunication Services — 2.2%
AT&T	55,206	1,907	0.9%
Verizon Communications	44,673	2,208	1.1%
Other Securities	21,023	430	0.2%

		4,545	2.2%

Utilities — 2.8%
Other Securities	121,351	5,845	2.8%

Total Common Stocks
(Cost $104,395)		200,861	97.9%

EXCHANGE-TRADED FUND — 1.0%
SPDR® S&P 500® ETF Trust	9,712	2,051	1.0%

Total Exchange-Traded Fund
(Cost $2,066)		2,051	1.0%

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%††(A)(B)	4,115,294	4,115	2.0%

Total Money Market Fund
(Cost $4,115)		4,115	2.0%

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned (Cost $110,576)		207,027	100.9%

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)	Percentage of Net Assets†
SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares
0.050%††(A)	128,290	$128	0.1%

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $128)		128	0.1%

TOTAL INVESTMENTS — 101.0%
(Cost $110,704)**		207,155	101.0%

Other Assets & Liabilities		(1,952)	(1.0)%

TOTAL NET ASSETS		$205,203	100.0%

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $ 116,613.

Gross unrealized appreciation (000)	$97,371
Gross unrealized depreciation (000)	(6,829)

Net unrealized appreciation (000)	$90,542

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of  the Fund or an investment in an affiliate. Some of the individual securities within this category may include securities fully or partially on loan and/or non-income producing securities. Total Value of Securities on Loan is $129 (000).

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500®Mini Composite Index	10	$1,021	06/19/15	$32

  Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,123,128 have been segregated on the Fund’s books and records.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of  any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$200,861	$–	$–	$200,861

Money Market Fund	4,115	–	–	4,115

Exchange-Traded Fund	2,051	–	–	2,051

Short-Term Investment Purchased with Collateral From Securities Loaned	128	–	–	128

Total Assets - Investments in Securities	$207,155	$–	$–	$207,155

Other Financial Instruments

Futures Contracts	$32	$–	$–	$32

Total Assets - Other Financial Instruments	$32	$–	$–	$32

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$128	$–	$128

Total Liabilities - Collateral Received for Loaned Securities	$–	$128	$–	$128

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)
COMMON STOCKS — 96.3%
Consumer Discretionary — 17.0%
American Axle & Manufacturing Holdings*	466,569	$11,715
Dorman Products*#	304,880	14,226
Drew Industries*	242,660	14,899
HSN	222,483	14,931
Lithia Motors, Cl A	128,493	13,678
Madison Square Garden, Cl A*	247,398	21,135
Monro Muffler Brake	223,077	13,164
Wolverine World Wide	257,541	7,567

		111,315

Consumer Staples — 2.8%
Boston Beer, Cl A*	41,845	11,038
TreeHouse Foods*	101,793	7,261

		18,299

Energy — 2.5%
Oil States International*	105,597	4,317
World Fuel Services	237,158	11,865

		16,182

Financials — 32.9%
AmTrust Financial Services#	493,278	29,685
Bank of the Ozarks	660,945	29,062
Credit Acceptance*	125,936	29,018
Eagle Bancorp*	526,547	20,951
FirstService (Canada)	158,009	10,331
Home BancShares	284,420	9,702
LegacyTexas Financial Group	551,570	14,308
National General Holdings	931,006	18,080
PRA Group*	499,429	28,348
RLI	305,079	14,848
World Acceptance*#	135,199	11,028

		215,361

Healthcare — 7.7%
Bio-Reference Labs*	250,648	8,326
CorVel*	233,220	8,373
Neogen*	317,698	14,849
PAREXEL International*	285,101	18,951

		50,499

Industrials — 17.3%
Actuant, Cl A	345,254	8,113
Astronics*	106,513	7,444
B/E Aerospace	139,407	7,994
Colfax*#	165,202	8,324
EnerSys	285,497	19,025
Esterline Technologies*	111,155	12,024
Genesee & Wyoming, Cl A*	83,286	6,858
GP Strategies*	177,157	5,529
HEICO	230,307	13,197
KLX*	154,149	6,758
On Assignment*	167,302	6,272
Wesco Aircraft Holdings*	811,499	11,978

		113,516

Information Technology — 12.7%
Manhattan Associates*	484,281	26,563
Open Text (Canada)	223,667	9,492
OSI Systems*	274,871	19,856

	Number of Shares	Value (000)

Tyler Technologies*	100,913	$12,259
WEX*	133,193	15,103

		83,273

Materials — 3.4%
Balchem	232,626	13,134
Neenah Paper	158,337	9,546

		22,680

Total Common Stocks
(Cost $461,726)		631,125

MONEY MARKET FUND — 2.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A) (B)	17,670,762	17,671

Total Money Market Fund
(Cost $17,671)		17,671

Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 99.0%
(Cost $479,397)		648,796

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.7%
Money Market Fund — 6.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A)	43,737,415	43,737

Total Short-Term Investment Purchased with Collateral From Securities Loaned
(Cost $43,737)‡		43,737

TOTAL INVESTMENTS — 105.7%
(Cost $523,134)**		692,533

Other Assets & Liabilities – (5.7)%		(37,421)

TOTAL NET ASSETS — 100.0%		$655,112

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $525,547.

Gross unrealized appreciation (000)	$178,503
Gross unrealized depreciation (000)	(11,517)

Net unrealized appreciation (000)	$166,986

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $42,463 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

See Notes to Financial Statements.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

Russell Mini	10	$1,202	06/19/15	$42

Cash in the amount of $51,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,322,640 have been segregated on the Fund’s books and records.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$631,125	$–	$–	$631,125

Money Market Fund	17,671	–	–	17,671

Short-Term Investment Purchased with Collateral From Securities Loaned	43,737	–	–	43,737

Total Assets - Investments in Securities	$692,533	$–	$–	$692,533

Other Financial Instruments

Futures Contracts	$42	$–	$–	$42

Total Assets - Other Financial Instruments	$42	$–	$–	$42

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:

Payable for collateral received for loaned securities	$–	$43,737	$–	$43,737

Total Liabilities - Collateral Received for Loaned Securities	$–	$43,737	$–	$43,737

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  S m a l l  C a p  I n d e x  F u n d

C O N D E N S E D  S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Number of Shares	Value (000)	Percentage of Net Assets†
COMMON STOCKS — 97.4%
Consumer Discretionary — 13.7%
Brunswick	305	$16	0.3%
Dana Holding	555	12	0.2%
Office Depot*	1,755	16	0.3%
Skechers U.S.A., Cl A*	125	13	0.2%
Tenneco*	204	12	0.2%
Vail Resorts	114	12	0.2%
Other Securities	28,774	719	12.3%

		800	13.7%

Consumer Staples — 3.0%
Other Securities	5,377	173	3.0%

Energy — 3.2%
Other Securities	22,771	186	3.2%

Financials — 22.7%
Bank of the Ozarks	277	12	0.2%
CNO Financial Group	658	12	0.2%
CubeSmart REIT	519	12	0.2%
First American Financial	343	12	0.2%
Highwoods Properties REIT	301	13	0.2%
Investors Bancorp	1,144	14	0.3%
LaSalle Hotel Properties REIT	358	13	0.2%
MGIC Investment*	1,111	12	0.2%
Prosperity Bancshares	230	12	0.2%
RLJ Lodging Trust REIT	439	13	0.2%
Other Securities	57,302	1,201	20.6%

		1,326	22.7%

Healthcare — 15.4%
Bluebird Bio*	79	15	0.3%
Cepheid*	230	13	0.2%
DexCom*	247	18	0.3%
Dyax*	467	12	0.2%
HealthSouth	282	12	0.2%
Isis Pharmaceuticals*	370	25	0.4%
Neurocrine Biosciences*	268	12	0.2%
OPKO Health*	661	12	0.2%
PAREXEL International*	182	12	0.2%
Puma Biotechnology*	79	15	0.3%
STERIS	189	13	0.2%
Synageva BioPharma*	77	16	0.3%
Team Health Holdings*	231	14	0.3%
WellCare Health Plans*	141	12	0.2%
West Pharmaceutical Services	239	13	0.2%
Other Securities	34,679	684	11.7%

		898	15.4%

Industrials — 13.1%
HEICO	222	13	0.2%
JetBlue Airways*	831	17	0.3%
Other Securities	25,133	737	12.6%

		767	13.1%

Information Technology — 18.2%
Aspen Technology*	295	13	0.2%
Belden	141	12	0.2%
Cavium*	175	12	0.2%
Cognex*	290	15	0.3%
Cypress Semiconductor*	1,049	14	0.3%

	Number of Shares	Value (000)	Percentage of Net Assets†

Manhattan Associates*	242	$13	0.2%
MAXIMUS	216	14	0.2%
Qorvo*	448	37	0.6%
SS&C Technologies Holdings	218	13	0.2%
Tyler Technologies*	106	13	0.2%
Ultimate Software Group*	95	15	0.3%
Verint Systems*	202	13	0.2%
WEX*	129	15	0.3%
Other Securities	40,785	862	14.8%

		1,061	18.2%

Materials — 4.4%
Graphic Packaging Holding	1,040	15	0.3%
Other Securities	12,950	241	4.1%

		256	4.4%

Telecommunication Services — 0.6%
Other Securities	3,357	35	0.6%

Utilities — 3.1%
Dynegy*	393	13	0.2%
Other Securities	4,772	168	2.9%

		181	3.1%

Total Common Stocks (Cost $5,366)		5,683	97.4%

EXCHANGE-TRADED FUND — 1.5%
iShares Russell 2000 Index Fund††	716	89	1.5%

Total Exchange-Traded Fund (Cost $89)		89	1.5%

MONEY MARKET FUND — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%††(A)	273,084	273	4.7%

Total Money Market Fund (Cost $273)		273	4.7%

See Notes to Financial Statements.

	Number of Shares	Value (000)	Percentage of Net Assets†

TOTAL INVESTMENTS — 103.6% (Cost $5,728)**		$6,045	103.6%

Other Assets & Liabilities		(209)	(3.6)%

TOTAL NET ASSETS		$5,836	100.0%

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,734.

Gross unrealized appreciation (000)	$812
Gross unrealized depreciation (000)	(501)

Net unrealized appreciation (000)	$311

†

“Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of  the Fund or an investment in an affiliate. Some of the individual securities within this category may include illiquid securities, securities fair valued  using methods approved by the Board of Trustees and/or non-income producing securities.

††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s largest 50 holdings, each investment of  any issuer that exceeds 1% of the Fund’s net assets and investments in affiliates. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete Schedule of Investments is available (i) without charge, upon request, by calling 1-800-622-FUND (3863); and (ii) on the SEC’s website at http://www.sec.gov.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$5,683	$–	$–	$5,683

Money Market Fund	273	–	–	273

Exchange-Traded Fund	89	–	–	89

Total Assets - Investments in Securities	$6,045	$–	$–	$6,045

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0)

M a y  3 1 ,  2 0 1 5

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$54,866	$604,994	$26,034	$97,944
Investments in affiliates at value	10,600	42,341	893	1,130
Short-term investment in affiliates purchased with collateral from securities loaned at value	1,225	40,805	319	–

Total Investments at value(1)(2)	66,691	688,140	27,246	99,074

Initial margin held by broker for open futures contracts	5	808	–	46
Receivable for investments sold	221	687	270	861
Receivable for shares of beneficial interest issued	14	1,016	49	23
Variation margin receivable from broker for open futures contracts	–	26	–	–
Dividends and interest receivable	227	2,067	50	125
Foreign currency, at value(3)	5	388	–	–
Net unrealized appreciation on forward currency contracts	46	2,321	–	–
Prepaid expenses	38	36	21	22
Other assets	10	49	7	18

Total Assets	67,257	695,538	27,643	100,169

LIABILITIES
Cash overdraft	1	–	–	–
Payable for collateral received for loaned securities	1,225	40,805	319	–
Payable for shares of beneficial interest redeemed	34	278	–	–
Payable for investment securities purchased	191	565	628	922
Variation margin payable from broker for open futures contracts	–	147	–	8
Investment advisory fees payable	27	478	10	70
12b-1 fees payable
Class A	2	4	–	3
Class C	–	2	–	1
Shareholder servicing fees payable
Class A	3	5	1	5
Class C	–	1	–	–
Administration fees payable	4	42	2	6
Custodian fees payable	9	51	3	3
Transfer agent fees payable	11	26	6	19
Trustees’ deferred compensation payable	10	49	7	18
Trustees’ fees payable	2	15	1	2
Other liabilities	71	130	19	38

Total Liabilities	1,590	42,598	996	1,095

TOTAL NET ASSETS	$65,667	$652,940	$26,647	$99,074

Investments in non-affiliates at cost	$47,727	$533,481	$21,278	$79,777
Investments in affiliates at cost	11,410	38,647	893	1,130
Short-term investment in affiliates purchased with collateral from securities loaned at cost	1,225	40,805	319	–

(1)Total Investments at cost	$60,362	$612,933	$22,490	$80,907

(2)Includes securities on loan with a value of	$1,187	$38,760	$311	$–

(3)Foreign currency, at cost	$5	$387	$–	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$57,477	$587,266	$50,105	$108,630
Undistributed (Distributions in Excess of) Net Investment Income	109	9,670	29	163
Accumulated Net Realized Gain (Loss) on Investments and Futures	1,693	(21,854)	(28,243)	(27,897)
Net Unrealized Appreciation/Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	45	2,249	–	–
Net Unrealized Appreciation/Depreciation on Investments and Futures	6,343	75,609	4,756	18,178

Total Net Assets	$65,667	$652,940	$26,647	$99,074

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$54,648,800	$631,411,067	$23,526,357	$82,359,589

Class I shares outstanding	3,957,458	30,641,367	1,343,121	2,794,457

Net Asset Value, Offering and Redemption Price Per Share	$13.81	$20.61	$17.52	$29.47

Net assets applicable to Class A	$10,329,997	$18,962,807	$2,860,135	$15,403,111

Class A shares outstanding	745,978	927,194	166,728	532,547

Net Asset Value and Redemption Price Per Share	$13.85	$20.45	$17.15	$28.92

Maximum Offering Price Per Share(4)	$14.54	$21.64	$18.15	$30.60

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$687,850	$2,566,337	$260,165	$1,310,834

Class C shares outstanding	50,430	130,640	16,377	49,830

Net Asset Value and Offering Price Per Share(5)	$13.64	$19.64	$15.89	$26.31

Net assets applicable to Class T(6)	$9.91	N/A	N/A	N/A

Class T shares outstanding	0.719	N/A	N/A	N/A

Net Asset Value, Offering and Redemption Price Per Share	$13.78	N/A	N/A	N/A

(4)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(5)	Class C Shares are sold with a contingent deferred sales charge.

(6)	At May 31, 2015, net assets of the T Shares of the Balanced Allocation Fund represented initial seed capital. There was no other shareholder activity in this share class during the reporting period.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund
ASSETS
Investments in non-affiliates at value	$113,200	$11,304	$4,852
Investments in affiliates at value	1,933	416	22
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	247	–

Total Investments at value(1)(2)	115,133	11,967	4,874

Receivable for investments sold	–	83	225
Receivable for shares of beneficial interest issued	22	–	4
Dividends and interest receivable	278	9	5
Receivable from Adviser	–	–	12
Prepaid expenses	22	16	10
Other assets	26	8	–

Total Assets	115,481	12,083	5,130

LIABILITIES
Payable for collateral received for loaned securities	–	247	–
Payable for shares of beneficial interest redeemed	74	–	–
Payable for investment securities purchased	–	–	214
Investment advisory fees payable	86	11	–
12b-1 fees payable
Class A	6	1	–
Class C	–	1	–
Shareholder servicing fees payable
Class A	7	2	–
Administration fees payable	7	2	1
Custodian fees payable	4	3	3
Transfer agent fees payable	22	10	3
Trustees’ deferred compensation payable	26	8	–
Trustees’ fees payable	3	–	–
Other liabilities	46	22	17

Total Liabilities	281	307	238

TOTAL NET ASSETS	$115,200	$11,776	$4,892

Investments in non-affiliates at cost	$95,427	$8,802	$4,430
Investments in affiliates at cost	1,910	416	22
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	247	–

(1)Total Investments at cost	$97,337	$9,465	$4,452

(2)Includes securities on loan with a value of	$–	$241	$–

See Notes to Financial Statements.

	Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund

NET ASSETS:
Paid-in Capital (Unlimited Authorization — No Par Value)	$178,149	$72,626	$4,540
Undistributed (Distributions in Excess of) Net Investment Income	203	(41)	16
Accumulated Net Realized Gain (Loss) on Investments and Futures	(80,948)	(63,311)	(86)
Net Unrealized Appreciation/Depreciation on Investments and Futures	17,796	2,502	422

Total Net Assets	$115,200	$11,776	$4,892

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$90,374,750	$2,049,468	$4,746,572

Class I shares outstanding	4,114,672	106,288	425,972

Net Asset Value, Offering and Redemption Price Per Share	$21.96	$19.28	$11.14

Net assets applicable to Class A	$24,613,389	$8,806,121	N/A

Class A shares outstanding	1,122,858	460,776	N/A

Net Asset Value and Redemption Price Per Share	$21.92	$19.11	N/A

Maximum Offering Price Per Share(3)	$23.20	$20.22	N/A

Maximum Sales Charge Per Share	5.50%	5.50%	N/A

Net assets applicable to Class C	$212,198	$920,084	N/A

Class C shares outstanding	9,840	50,523	N/A

Net Asset Value, Offering and Redemption Price Per Share(4)	$21.56	$18.21	N/A

Net assets applicable to Class R4	N/A	N/A	$145,347

Class R4 shares outstanding	N/A	N/A	13,043

Net Asset Value and Offering Price Per Share	N/A	N/A	$11.14

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund
ASSETS
Investments in non-affiliates at value	$115,056	$41,516	$30,747
Investments in affiliates at value	2,749	1,089	290
Short-term investment in affiliates purchased with collateral from securities loaned at value	1,791	688	1,773

Total Investments at value(1)(2)	119,596	43,293	32,810

Receivable for investments sold	2,443	392	–
Receivable for shares of beneficial interest issued	554	390	28
Dividends and interest receivable	79	17	23
Prepaid expenses	28	24	20
Other assets	4	4	12

Total Assets	122,704	44,120	32,893

LIABILITIES
Payable for collateral received for loaned securities	1,791	688	1,773
Payable for shares of beneficial interest redeemed	267	64	35
Payable for investment securities purchased	3,819	1,014	–
Investment advisory fees payable	46	26	14
12b-1 fees payable
Class A	5	3	2
Class C	–	1	1
Shareholder servicing fees payable
Class A	17	7	4
Administration fees payable	6	3	3
Custodian fees payable	4	1	2
Transfer agent fees payable	18	26	14
Trustees’ deferred compensation payable	4	4	12
Trustees’ fees payable	2	1	1
Other liabilities	29	43	29

Total Liabilities	6,008	1,881	1,890

TOTAL NET ASSETS	$116,696	$42,239	$31,003

Investments in non-affiliates at cost	$101,915	$31,341	$28,013
Investments in affiliates at cost	2,749	1,089	290
Short-term investment in affiliates purchased with collateral from securities loaned at cost	1,791	688	1,773

(1)Total Investments at cost	$106,455	$33,118	$30,076

(2)Includes securities on loan with a value of	$1,828	$708	$1,719

See Notes to Financial Statements.

	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund	Multi-Factor Small Cap Value Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$103,645	$31,371	$77,408

Undistributed (Accumulated) Net Investment Income (Loss)	(15)	(4)	494

Accumulated Net Realized Gain (Loss) on Investments and Futures	(75)	697	(49,633)

Net Unrealized Appreciation/Depreciation on Investments and Futures	13,141	10,175	2,734

Total Net Assets	$116,696	$42,239	$31,003

NET ASSET VALUE (In unrounded dollars and shares):

Net assets applicable to Class I	$60,168,247	$17,114,461	$16,037,633

Class I shares outstanding	2,838,330	818,337	746,912

Net Asset Value, Offering and Redemption Price Per Share	$21.20	$20.91	$21.47

Net assets applicable to Class A	$56,528,105	$23,806,052	$13,453,845

Class A shares outstanding	2,684,195	1,156,626	679,302

Net Asset Value and Redemption Price Per Share	$21.06	$20.58	$19.81

Maximum Offering Price Per Share(3)	$22.29	$21.78	$20.96

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%

Net assets applicable to Class C	N/A	$1,318,361	$1,511,357

Class C shares outstanding	N/A	65,210	85,268

Net Asset Value and Offering Price Per Share(4)	N/A	$20.22	$17.72

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

ASSETS
Investments in non-affiliates at value	$201,872	$631,125	$5,683
Investments in affiliates at value	5,155	17,671	362
Short-term investment in affiliates purchased with collateral from securities loaned at value	128	43,737	–

Total Investments at value(1)(2)	207,155	692,533	6,045

Initial margin held by broker for open futures contracts	46	51	–
Receivable for investments sold	–	6,946	45
Receivable for shares of beneficial interest issued	85	1,112	–
Dividends and interest receivable	414	254	4
Receivable from Adviser	–	–	15
Prepaid expenses	38	54	11
Other assets	18	34	–

Total Assets	207,756	700,984	6,120

LIABILITIES
Payable for collateral received for loaned securities	128	43,737	–
Payable for shares of beneficial interest redeemed	70	1,198	–
Payable for investment securities purchased	2,205	–	240
Variation margin payable from broker for open futures contracts	8	9	–
Investment advisory fees payable	3	477	–
12b-1 fees payable
Class A	–	14	–
Class C	6	13	–
Shareholder servicing fees payable
Class A	5	22	–
Class C	2	5	–
Class R4	1	–	–
Administration fees payable	11	32	1
Custodian fees payable	13	13	1
Transfer agent fees payable	13	112	3
Trustees’ deferred compensation payable	18	34	–
Trustees’ fees payable	4	13	–
Other liabilities	66	193	39

Total Liabilities	2,553	45,872	284

TOTAL NET ASSETS	$205,203	$655,112	$5,836

Investments in non-affiliates at cost	$106,161	$461,726	$5,366
Investments in affiliates at cost	4,415	17,671	362
Short-term investment in affiliates purchased with collateral from securities loaned at cost	128	43,737	–

(1)Total Investments at cost	$110,704	$523,134	$5,728

(2)Includes securities on loan with a value of	$129	$42,463	$–

See Notes to Financial Statements.

	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$112,383	$481,018	$5,496

Undistributed (Distributions in Excess of) Net Investment Income	589	954	16

Accumulated Net Realized Gain (Loss) on Investments and Futures	(4,252)	3,699	7

Net Unrealized Appreciation/Depreciation on Investments and Futures	96,483	169,441	317

Total Net Assets	$205,203	$655,112	$5,836

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$171,989,947	$565,795,196	$5,562,271

Class I shares outstanding	10,314,216	25,111,623	521,705

Net Asset Value, Offering and Redemption Price Per Share	$16.68	$22.53	$10.66

Net assets applicable to Class A	$20,721,208	$68,301,788	N/A

Class A shares outstanding	1,247,788	3,119,144	N/A

Net Asset Value and Redemption Price Per Share	$16.61	$21.90	N/A

Maximum Offering Price Per Share(3)	$17.04	$23.17	N/A

Maximum Sales Charge Per Share	2.50%	5.50%	N/A

Net assets applicable to Class C	$8,416,225	$21,015,448	N/A

Class C shares outstanding	511,096	1,041,814	N/A

Net Asset Value and Offering Price Per Share(4)	$16.47	$20.17	N/A

Net assets applicable to Class R4	$3,888,513	N/A	$273,668

Class R4 shares outstanding	233,133	N/A	25,675

Net Asset Value and Offering Price Per Share	$16.68	N/A	$10.66

Net assets applicable to Class R5	$186,881	N/A	N/A

Class R5 shares outstanding	11,204	N/A	N/A

Net Asset Value and Offering Price Per Share	$16.68	N/A	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C   E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 5

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Fund	Large Cap Growth Fund
Investment Income:

Dividends from unaffiliated investments	$ 663	$ 15,574	$ 439	$ 1,110

Dividends from affiliated investments(1)	265	97	–	1

Interest	633	–	–	–

Security lending income(2)	39	641	–	4

Less: foreign taxes withheld	(10)	(1,266)	(1)	(4)

Total Investment Income	1,590	15,046	438	1,111

Expenses:

Investment advisory fees	508	5,687	184	578

Administration fees	39	349	16	41
12b-1 fees:

Class A	4	8	–	7

Class C	5	14	2	4
Shareholder servicing fees:

Class A	25	39	7	33

Class C	2	3	1	1

Transfer agent fees	43	103	23	69

Custodian fees	19	142	5	6

Professional fees	37	122	21	28

Pricing service fees	55	30	3	3

Printing and shareholder reports	14	43	8	19

Registration and filing fees	42	50	37	34

Trustees’ fees	9	39	6	9

Miscellaneous	13	58	3	18

Total Expenses	815	6,687	316	850

Less:

Waiver of investment advisory fees(1)	(101)	(652)	(75)	(49)

Advisor expense reimbursement(1)	–	–	–	–
Waiver of 12b-1 fees:

Class C	–	–	–	–

Net Expenses	714	6,035	241	801

Net investment income (loss)	876	9,011	197	310

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on unaffiliated investments sold	3,510	25,995	3,035	8,145

Net realized gain (loss) on affiliated investments sold(1)	103	134	–	–

Net realized gain (loss) on futures	45	2,928	–	190

Net realized gain (loss) on foreign currency transactions	43	3,343	–	–

Net change in unrealized appreciation/depreciation on unaffiliated investments	(494)	(29,051)	593	3,263

Net change in unrealized appreciation/depreciation on affiliated investments	(545)	(517)	–	–

Net change in unrealized appreciation/depreciation on futures	14	32	–	(10)

Net change in unrealized appreciation/depreciation on foreign currency translation	19	1,590	–	–

Net Gain (Loss) on Investments	2,695	4,454	3,628	11,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,571	$13,465	$3,825	$11,898

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Value Fund	Mid Cap Fund	Mid Cap Index Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$2,182	$131	$53	$813	$225

17	–	–	8	2

–	–	–	–	–

–	18	–	52	31

(3)	(1)	–	(1)	–

2,196	148	53	872	258

830	90	6	655	329

58	9	4	39	21

12	3	–	8	7

2	7	–	–	3

59	23	–	69	51

–	2	–	–	1

79	35	10	50	95

8	7	6	8	3

34	19	14	25	24

3	2	16	5	5

22	11	6	21	21

44	36	32	40	36

11	7	5	9	7

19	8	–	11	13

1,181	259	99	940	616

(24)	(73)	(6)	(205)	(226)

–	–	(83)	–	–

–	(1)	–	–	–

1,157	185	10	735	390

1,039	(37)	43	137	(132)

12,029	641	(48)	1,515	2,112

64	–	–	196	15

–	–	–	–	–

–	–	–	–	–

(3,735)	493	350	6,981	3,717

–	–	–	(18)	–

–	–	–	–	–

–	–	–	–	–

8,358	1,134	302	8,674	5,844

$9,397	$1,097	$345	$8,811	$5,712

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 5

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Index Fund
Investment Income:
Dividends from unaffiliated investments	$752	$3,728	$5,744	$68
Dividends from affiliated investments(1)	4	22	7	–
Security lending income(2)	60	6	1,239	–
Less: foreign taxes withheld	(3)	–	(30)	–

Total Investment Income	813	3,756	6,960	68

Expenses:
Investment advisory fees	245	202	4,970	8
Administration fees	16	95	269	5
12b-1 fees:
Class A	5	–	32	–
Class C	10	66	144	–
Shareholder servicing fees:
Class A	34	50	159	–
Class C	3	19	41	–
Class R4	–	3	–	–
Transfer agent fees	52	48	376	11
Custodian fees	2	25	22	–
Professional fees	21	48	105	14
Pricing service fees	5	22	2	58
Printing and shareholder reports	15	18	131	6
Registration and filing fees	39	80	70	32
Trustees’ fees	6	15	35	5
Miscellaneous	10	39	164	–

Total Expenses	463	730	6,520	139

Less:
Waiver of investment advisory fees(1)	(142)	(202)	(851)	(8)
Advisor expense reimbursement(1)	–	(18)	–	(118)

Net Expenses	321	510	5,669	13

Net Investment Income (Loss)	492	3,246	1,291	55

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	2,800	2,587	9,317	101
Net realized gain (loss) on affiliated investments sold(1)	38	1	–	–
Net realized gain (loss) on futures	–	174	50	–
Net change in unrealized appreciation/depreciation on unaffiliated investments	(5)	13,592	58,763	427
Net change in unrealized appreciation/depreciation on affiliated investments	–	130	–	–
Net change in unrealized appreciation/depreciation on futures	–	(42)	80	–

Net Gain (Loss) on Investments	2,833	16,442	68,210	528

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,325	$19,688	$69,501	$583

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Balanced Allocation Fund		International Equity Fund

	For the Year Ended		For the Year Ended

	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

Investment Activities:
Net investment income (loss)	$876	$825	$9,011	$6,424
Net realized gain (loss) on investments sold, futures and foreign currency transactions	3,701	4,860	32,400	28,054
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	(1,006)	1,690	(27,946)	50,852

Net increase (decrease) in net assets resulting from operations	3,571	7,375	13,465	85,330

Dividends to Shareholders
Dividends from net investment income:
Class I	(830)	(734)	(8,130)	(7,002)
Class A	(126)	(115)	(168)	(118)
Class C	(6)	(5)	(13)	(4)

Total dividends	(962)	(854)	(8,311)	(7,124)

Share Transactions:
Proceeds from shares issued:
Class I	2,930	6,154	117,509	177,993
Class A	713	760	7,948	4,550
Class C	8	19	1,218	1,322
Reinvestment of dividends and distributions:
Class I	807	711	4,703	4,039
Class A	117	103	154	107
Class C	6	5	8	3

Total proceeds from shares issued and reinvested	4,581	7,752	131,540	188,014

Value of shares redeemed:
Class I	(8,301)	(5,755)	(87,473)	(44,956)
Class A	(1,693)	(1,621)	(3,182)	(1,237)
Class C	(146)	(149)	(331)	(90)

Total value of shares redeemed	(10,140)	(7,525)	(90,986)	(46,283)

Increase (decrease) in net assets from share transactions	(5,559)	227	40,554	141,731

Contributions of capital by affiliate(1)	–	4	–	2

Total increase (decrease) in net assets	(2,950)	6,752	45,708	219,939

Net Assets:
Beginning of year	68,617	61,865	607,232	387,293

End of year*	$65,667	$68,617	$652,940	$607,232

*Including undistributed (distributions in excess of) net investment income	$109	$116	$9,670	$5,347

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Fund

For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended

May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

$197	$237	$310	$332	$1,039	$1,197	$(37)	$(22)

3,035	3,998	8,335	11,976	12,093	9,932	641	804

593	465	3,253	1,538	(3,735)	11,816	493	1,204

3,825	4,700	11,898	13,846	9,397	22,945	1,097	1,986

(187)	(238)	(223)	(303)	(897)	(1,028)	–	–
(19)	(19)	(22)	(39)	(187)	(190)	–	–
(1)	–	–	–	(1)	–	–	–
(207)	(257)	(245)	(342)	(1,085)	(1,218)	–	–

4,231	2,135	29,310	989	15,350	3,909	335	536
143	53	2,217	222	208	141	224	456
136	8	982	5	68	30	1	65

142	186	111	161	476	644	–	–
19	18	20	35	171	174	–	–
1	–	–	–	1	–	–	–

4,672	2,400	32,640	1,412	16,274	4,898	560	1,057

(5,896)	(10,956)	(10,128)	(14,366)	(32,430)	(13,062)	(539)	(2,805)
(492)	(443)	(2,048)	(1,869)	(2,455)	(3,675)	(1,750)	(2,725)
(59)	–	(37)	(34)	(46)	(33)	(172)	(198)
(6,447)	(11,399)	(12,213)	(16,269)	(34,931)	(16,770)	(2,461)	(5,728)

(1,775)	(8,999)	20,427	(14,857)	(18,657)	(11,872)	(1,901)	(4,671)
–	1	–	1	–	1	–	12
1,843	(4,555)	32,080	(1,352)	(10,345)	9,856	(804)	(2,673)

24,804	29,359	66,994	68,346	125,545	115,689	12,580	15,253
$26,647	$24,804	$99,074	$66,994	$115,200	$125,545	$11,776	$12,580

$29	$39	$163	$83	$203	$222	$(41)	$(4)

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Mid Cap Index Fund		Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Year Ended	For the Period	For the Year Ended		For the Year Ended

	May 31, 2015	December 30, 2013**- May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014
Investment Activities:
Net investment income (loss)	$43	$16	$137	$(27)	$(132)	$(84)
Net realized gain (loss) on investments sold and futures	(48)	30	1,711	4,941	2,127	5,675
Net change in unrealized appreciation/depreciation on investments and futures	350	72	6,963	274	3,717	(578)
Net increase (decrease) in net assets resulting from operations	345	118	8,811	5,188	5,712	5,013
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(43)	–	(89)	(125)	–	(30)
Class A	–	–	(22)	(7)	–	(2)
Class C	–	–	–	–	–	–
Class R4	–	–	–	–	–	–
Distributions from net realized gains:
Class I	(68)	–	–	–	(450)	–
Class A	–	–	–	–	(780)	–
Class C	–	–	–	–	(12)	–
Class R4	–	–	–	–	–	–
Total dividends and distributions	(111)	–	(111)	(132)	(1,242)	(32)
Share Transactions:
Proceeds from shares issued:
Class I	3,248	3,000	30,370	12,830	5,364	3,358
Class A	–	–	55,046	5,935	2,534	295
Class C	–	–	–	–	1,038	87
Class R4	146	–	–	–	–	–
Class R5	–	–	–	–	–	–
Reinvestment of dividends and distributions:
Class I	111	–	59	110	363	25
Class A	–	–	22	6	746	2
Class C	–	–	–	–	9	–
Class R4	–	–	–	–	–	–
Total proceeds from shares issued and reinvested	3,505	3,000	85,497	18,881	10,054	3,767
Value of shares redeemed:
Class I	(1,965)	–	(8,927)	(5,115)	(2,191)	(2,064)
Class A	–	–	(7,645)	(2,843)	(2,363)	(3,028)
Class C	–	–	–	–	(23)	(19)
Class R4	–	–	–	–	–	–
Class R5	–	–	–	–	–	–
Total value of shares redeemed	(1,965)	–	(16,572)	(7,958)	(4,577)	(5,111)
Increase (decrease) in net assets from share transactions	1,540	3,000	68,925	10,923	5,477	(1,344)
Contributions of capital by affiliate(1)	–	–	–	–	–	–
Total increase (decrease) in net assets	1,774	3,118	77,625	15,979	9,947	3,637
Net Assets:
Beginning of year	3,118	–	39,071	23,092	32,292	28,655
End of year*	$4,892	$3,118	$116,696	$39,071	$42,239	$32,292

*Including undistributed (distributions in excess of) net investment income	$16	$16	$(15)	$(33)	$(3)	$(3)

**Commencement	of Operations

(1) See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Index Fund
For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended	For the Period

May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	December 30, 2013**- May 31, 2014

$492	$273	$3,246	$2,594	$1,291	$(429)	$55	$22
2,838	5,221	2,762	2,361	9,367	16,081	101	5

(5)	(975)	13,680	23,176	58,843	19,767	427	(110)

3,325	4,519	19,688	28,131	69,501	35,419	583	(83)

(104)	(153)	(2,732)	(2,052)	(319)	–	(61)	–
(101)	(196)	(319)	(318)	–	–	–	–
(2)	(12)	(72)	(92)	–	–	–	–
–	–	(25)	–	–	–	–	–

–	–	(1,528)	–	(8,928)	(3,924)	(99)	–
–	–	(194)	–	(1,243)	(658)	–	–
–	–	(79)	–	(411)	(210)	–	–
–	–	(22)	–	–	–	–	–
(207)	(361)	(4,971)	(2,462)	(10,901)	(4,792)	(160)	–

7,934	2,725	35,990	42,111	232,034	206,145	61	5,000
1,448	2,385	3,979	4,511	24,413	55,099	–	–
683	302	3,067	5,582	5,136	12,397	–	–
–	–	4,100	–	–	–	282	–
–	–	195	5	–	–	–	–

69	113	4,053	1,813	6,510	2,692	160	–
96	188	490	304	1,068	519	–	–
2	11	147	89	248	116	–	–
–	–	47	–	–	–	–	–

10,232	5,724	52,068	54,415	269,409	276,968	503	5,000

(2,929)	(3,040)	(17,927)	(24,312)	(99,079)	(66,726)	–	–
(3,398)	(4,803)	(4,492)	(12,979)	(24,596)	(21,081)	–	–
(827)	(179)	(6,694)	(2,907)	(4,059)	(1,130)	–	–
–	–	(374)	–	–	–	(7)	–
–	–	(16)	–	–	–	–	–
(7,154)	(8,022)	(29,503)	(40,198)	(127,734)	(88,937)	(7)	–

3,078	(2,298)	22,565	14,217	141,675	188,031	496	5,000

–	15	–	5	–	2	–	–

6,196	1,875	37,282	39,891	200,275	218,660	919	4,917

24,807	22,932	167,921	128,030	454,837	236,177	4,917	–
$31,003	$24,807	$205,203	$167,921	$655,112	$454,837	$5,836	$4,917

$494	$205	$589	$491	$954	$(18)	$16	$22

See Notes to Financial Statements.

P N C  F i x e d   I n c o m e   F u n d s

B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA

Managing Director and

Chief Investment Officer,

Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Bond Fund returned 0.01% to Class C Shares investors(1) and 2.11% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Aggregate Bond Index(2) (the “Index”), returned 3.03%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration positioning had a negative impact on relative performance during the annual period, as longer-term U.S. Treasury yields declined, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	The Fund was hurt by yield curve positioning, due to the yield disadvantage of being underweight duration relative to benchmark.

●

Sector allocation overall had a modest and negative effect on the Fund’s relative results. The detracting effect of having an overweight allocation to corporate bonds, which underperformed the Index, and an underweighted allocation to mortgage-backed securities, which outpaced the Index, was partially offset by the positive contributions of having an underweighted allocation to non-corporate bonds, which lagged the Index, and an overweight allocation to asset-backed securities, which outperformed the Index.

●	Issue selection contributed most positively to the Fund’s results, especially within the corporate bond sector.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Bond Fund

Corporate Bonds	32.1%
U.S. Treasury Notes	27.6
Federal National Mortgage Association	22.2
Asset-Backed Securities	6.6
U.S. Treasury Bonds	3.2
Government National Mortgage Association	2.7
Federal Home Loan Mortgage Corporation	2.6
Commercial Mortgage-Backed Securities	1.7
Money Market Fund	0.9
Transportation Revenue Bond	0.4
100.0%

P N C  F i x e d  I n c o m e  F u n d s

B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	10/31/88	2.11%		1.92%	3.49%	4.11%	5.89%	N/A	N/A	0.56%	0.56%
Class A Shares	10/31/88	-2.64%		0.20%	2.32%	3.40%	5.49%	4.50%	0.50%(4)	0.84%	0.84%
Class C Shares	6/12/00	0.01	%(1)	0.87%	2.44%	3.08%	4.86%	N/A	1.00%	1.56%	1.56%
Barclays U.S. Aggregate Bond Index		3.03%		2.21%	3.90%	4.61%	6.63%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

G O V E R N M E N T  M O R T G A G E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Government Mortgage Fund seeks to provide current income as well as preservation of capital by investing in a diversified portfolio of mortgage-related securities.

How did the Fund perform during the annual period?

During the annual period, PNC Government Mortgage Fund returned 0.64% to Class C Shares investors(1) and 2.77% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Mortgage-Backed Securities Fixed Rate Index(2) (the “Index”), returned 3.36%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration and yield curve positioning had a negative impact on relative performance during the annual period, as longer-term U.S. Treasury yields declined, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	An exposure to U.S. Treasury securities, which lagged the Index during the annual period, detracted modestly from the Fund’s relative performance.

●

Issue selection within the mortgage-backed securities sector contributed positively. Underweight allocation to Ginnie Mae securities, which underperformed, had a positive effect. Also, security selection within Fannie Mae pass through mortgage securities added to performance.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Government Mortgage Fund

Federal National Mortgage Association	66.5%
Government National Mortgage Association	15.0
Federal Home Loan Mortgage Corporation	9.4
U.S. Treasury Notes	5.8
Money Market Fund	3.3
Collateralized Mortgage Obligation	–*
100.0%

* Amount represents less than 0.1%.

P N C  F i x e d  I n c o m e  F u n d s

G O V E R N M E N T  M O R T G A G E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	11/12/92	2.77%		1.49%	2.60%	4.14%	5.18%	N/A	N/A	0.71%	0.71%
Class A Shares	11/12/92	-2.27%		-0.34%	1.38%	3.40%	4.72%	4.50%	0.50%(4)	0.99%	0.99%
Class C Shares	6/21/00	0.64	%(1)	0.49%	1.58%	3.12%	4.21%	N/A	1.00%	1.71%	1.71%
Barclays U.S. Mortgage-Backed Securities Fixed Rate Index		3.36%		2.23%	3.31%	4.71%	5.80%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Mortgage-Backed Securities Fixed Rate Index, a widely-used unmanaged index of mortgage-backed securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

H I G H  Y I E L D  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC High Yield Bond Fund seeks to provide a high level of current income along with capital appreciation by investing primarily in a portfolio of high-yield debt securities (also known as “junk bonds”).

How did the Fund perform during the annual period?

During the annual period, PNC High Yield Bond Fund returned -4.12% to Class A Shares investors(1) and 0.62% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Corporate High-Yield Index(2) (the “Index”), returned 1.95%.

What factors most significantly affected the Fund’s performance during the annual period?

●

The Fund posted positive absolute returns but lagged the Index due primarily to security selection. Within the high yield corporate bond sector, the Fund’s holdings in energy production, oil field services and metals and mining underperformed the Index.

●

Partially offsetting these detractors was the positive contribution made by the Fund’s credit quality allocation. During the annual period overall, higher-rated credit generally outperformed lower-rated credit. The Fund’s underweighted allocation to lower-rated credit and overweighted allocation to higher-rated credit contributed favorably to its relative results.

●	Duration and yield curve positioning had a modestly positive effect on relative performance during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

High Yield Bond Fund

Corporate Bonds	92.4%
Money Market Fund	6.4
Common Stocks	1.2
Warrants	–*
100.0%

* Amount represents less than 0.1%.

P N C  F i x e d  I n c o m e  F u n d s

H I G H  Y I E L D  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	4/29/08	0.62%	6.60%	8.40%	7.49%	N/A	N/A	0.84%	0.75%
Class A Shares (1)	4/29/08	-4.12%	4.71%	7.13%	6.54%	4.50%	0.50%(4)	1.10%	1.01%
Barclays U.S. Corporate High Yield Index		1.95%	8.10%	9.21%	9.09%	N/A	N/A	N/A	N/A
(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.

(2)

The Barclays U.S. Corporate High Yield Index, an unmanaged index representative of the U.S. corporate high-yield fixed income markets, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund since its date of inception. The graph shows performance of its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

I N T E R M E D I A T E  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Intermediate Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a portfolio of domestic and foreign investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Intermediate Bond Fund returned -0.58% to Class C Shares investors(1) and 1.47% to Class I Shares investors. The Fund’s benchmark, the Barclays Intermediate U.S. Government/Credit Bond Index(2) (the “Index”), returned 2.22%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration positioning had a negative, albeit modest, impact on relative performance during the annual period, as longer-term U.S. Treasury yields declined, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	The Fund was hurt by yield curve positioning, due to the yield disadvantage of being underweight duration relative to benchmark.

●	Issue selection contributed most positively to the Fund’s results, especially within the corporate bond sector.

●	Sector allocation modestly added value, with an overweight allocation to asset-backed securities, which outperformed the Index, boosting results most.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Intermediate Bond Fund

U.S. Treasury Notes	50.7%
Corporate Bonds	41.4
Asset-Backed Securities	6.4
Money Market Fund	1.5
100.0%

P N C  F i x e d  I n c o m e   F u n d s

I N T E R M E D I A T E  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	12/20/89	1.47%		1.61%	2.88%	3.99%	5.56%	N/A	N/A	0.53%	0.53%
Class A Shares	4/15/91	-3.33%		-0.18%	1.68%	3.24%	5.09%	4.50%	0.50%(4)	0.81%	0.81%
Class C Shares	5/30/00	-0.58	%(1)	0.59%	1.85%	2.97%	4.64%	N/A	1.00%	1.53%	1.53%
Barclays Intermediate U.S. Government/Credit Bond Index		2.22%		1.83%	3.19%	4.12%	5.93%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays Intermediate U.S. Government/Credit Bond Index, an unmanaged index representative of intermediate term bonds, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Limited Maturity Bond Fund seeks to provide current income as well as preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Limited Maturity Bond Fund returned -1.17% to Class C Shares investors(1) and 0.35% to Class I Shares investors. The Fund’s benchmark, the BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index(2) (the “Index”), returned 0.89%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Duration positioning had a positive, yet modest, effect on the Fund’s performance during the annual period. Shorter-term U.S. Treasury yields rose, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	The Fund was hurt by yield curve positioning, due to the yield disadvantage of being underweight duration relative to benchmark.

●

Contributing most positively to the Fund’s results was sector allocation overall, with an overweight allocation to asset-backed securities, which outpaced the Index during the annual period, adding particular value.

●	Issue selection in the corporate bond sector modestly contributed to relative performance.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments for the Fund.

Limited Maturity Bond Fund

U.S. Treasury Notes	40.3%
Corporate Bonds	30.5
Asset-Backed Securities	20.2
Federal National Mortgage Association	3.6
Collateralized Mortgage Obligations	3.6
Money Market Fund	1.1
Federal Home Loan Mortgage Corporation	0.6
Commercial Mortgage-Backed Security	0.1
100.0%

P N C  F i x e d  I n c o m e  F u n d s

L I M I T E D  M A T U R I T Y  B O N D  F U N D  OV E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (6)	Total Net Fund Operating Expenses (6)
Class I Shares	7/7/94	0.35%		0.59%	0.95%	2.66%	3.86%	N/A	N/A	0.49%	0.49%
Class A Shares(4)	9/9/94	-1.71%		-0.16%	0.40%	2.25%	3.59%	2.00%	0.25%(5)	0.77%	0.77%
Class C Shares	1/27/00	-1.17	%(1)	-0.02%	0.19%	1.77%	2.93%	N/A	1.00%	1.49%	1.49%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index		0.89%		1.02%	1.32%	2.86%	4.29%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index, an unmanaged, market capitalization weighted index including U.S. Treasury and agency bonds and U.S. investment grade corporate bonds, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	Performance of Class A Shares assumes the deduction of the maximum sales charge.

(5)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(6)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

T O T A L  R E T U R N  A D V A N T A G E  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Total Return Advantage Fund seeks to provide current income as well as capital appreciation by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Total Return Advantage Fund returned -0.19% to Class C Shares investors(1) and 1.71% to Class I Shares investors. The Fund’s benchmark, the Barclays U.S. Aggregate Bond Index(2) (the “Index”), returned 3.03%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Issue selection overall detracted most from the Fund’s relative performance during the annual period, especially within the high yield corporate bond and investment-grade corporate bond sectors.

●

Duration positioning hampered the Fund’s relative results during the annual period, as longer-term U.S. Treasury yields declined, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

●	The Fund was hurt by yield curve positioning, due to the yield disadvantage of being underweight duration relative to benchmark.

●

Sector allocation overall had a modestly negative effect on the Fund’s results. An underweighted allocation to mortgage-backed securities, which outpaced the Index, hurt most and was only partially offset by the positive contributions of an underweighted allocation to non-corporate bonds, which lagged the Index, and an overweighted allocation to asset-backed securities, which outperformed the Index during the annual period.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments before short-term investment purchased with collateral from securities loaned.

Total Return Advantage Fund

Corporate Bonds	38.8%
U.S. Treasury Notes	22.5
Federal National Mortgage Association	21.5
Asset-Backed Securities	5.5
U.S. Treasury Bonds	3.7
Federal Home Loan Mortgage Corporation	2.9
Government National Mortgage Association	2.3
Money Market Fund	1.2
Commercial Mortgage-Backed Securities	1.1
Transportation Revenue Bond	0.4
Common Stock	0.1
100.0%

P N C  F i x e d  I n c o m e  F u n d s

T O T A L  R E T U R N  A D V A N T A G E  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	3/1/98	1.71%		2.55%	4.04%	4.95%	5.26%	N/A	N/A	0.56%	0.56%
Class A Shares	9/30/02	-3.07%		0.72%	2.83%	4.08%	4.53%	4.50%	0.50%(4)	0.84%	0.84%
Class C Shares	9/30/02	-0.19	%(1)	1.53%	3.03%	3.92%	4.21%	N/A	1.00%	1.56%	1.56%
Barclays U.S. Aggregate Bond Index		3.03%		2.21%	3.90%	4.61%	5.38%	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The Barclays U.S. Aggregate Bond Index, an unmanaged market value weighted index of fixed income securities, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s

U L T R A  S H O R T  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Sean T. Rhoderick, CFA Managing Director and Chief Investment Officer, Taxable Fixed Income

Guarantees by the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund’s yield will decline due to falling interest rates. The value of debt securities may be affected by the ability of issuers to make principal and interest payments. Although U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Ultra Short Bond Fund seeks to obtain high current income while preserving capital by investing primarily in a diversified portfolio of investment-grade fixed income securities.

How did the Fund perform during the annual period?

During the annual period, PNC Ultra Short Bond Fund returned -1.19% to Class A Shares investors(1) and 0.16% to Class I Shares investors. The Fund’s benchmark, the BofA Merrill Lynch 1-Year Treasury Index(2) (the “Index”), returned 0.23%.

What factors most significantly affected the Fund’s performance during the annual period?

●

Sector allocation overall contributed positively to the Fund’s performance during the annual period, with an overweighted allocation to corporate bonds helping most. Overweighted allocations to asset-backed securities and to mortgage-backed securities, which each outpaced the Index, also added value.

●

Duration and yield curve positioning had a modest, yet positive, impact on the Fund’s results during the annual period. Shorter-term U.S. Treasury yields rose, and the Fund was positioned with a shorter duration than that of the Index. Duration is a measure of the Fund’s sensitivity to changes in interest rates.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Ultra Short Bond Fund

U.S. Treasury Notes	44.7%
Corporate Bonds	29.4
Asset-Backed Securities	19.0
Collateralized Mortgage Obligations	5.5
Money Market Fund	1.4
100.0%

P N C  F i x e d  I n c o m e  F u n d s

U L T R A  S H O R T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (4)	Total Net Fund Operating Expenses (4)
Class I Shares	12/2/02	0.16%	0.26%	0.35%	2.06%	1.98%	N/A	N/A	0.34%	0.34%
Class A Shares	1/6/03	-1.19%	-0.34%	-0.10%	1.72%	1.65%	1.00%	N/A	0.62%	0.62%
BofA Merrill Lynch 1-Year Treasury Index		0.23%	0.27%	0.38%	1.93%	1.83%	N/A	N/A	N/A	N/A
(1)	Performance of Class A Shares assumes the deduction of the maximum applicable sales charge.

(2)

The BofA Merrill Lynch 1-Year Treasury Index, an unmanaged, market capitalization weighted index including U.S. Treasuries, is not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception. Since inception return for the benchmark reflects the closest month end to the inception date of Class I Shares of the Fund.

(4)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n d s

I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Adam Mackey Managing Director, Municipal Fixed Income

Guarantees, if any, by municipal issuers or the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Intermediate Tax Exempt Bond Fund seeks to provide high current income, while preserving capital, that is exempt from federal income tax by investing in a variety of municipal debt securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities.

How did the Fund perform during the annual period?

During the annual period, PNC Intermediate Tax Exempt Bond Fund returned 0.45% to Class C Shares investors(1) and 2.38% to Class I Shares investors. The Fund’s benchmark, the S&P Municipal Bond Intermediate Index(2) (the “Index”), returned 2.43%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Detracting most from the Fund’s relative performance were underweighted allocations to bonds of California and New York, which, overall, outpaced the Index during the annual period.

●	From a sector perspective, positioning in the IDR/PCR (Industrial Development Revenue/Pollution Control Revenue) and tax-backed bond sectors dampened relative results.

●	Positions in an Anchorage, Alaska public power bond, two Volusia County, Florida higher education bonds, and an Illinois state general obligation bond were the biggest individual disappointments.

●	On the positive side, having an overweight to A-rated and BBB-rated bonds contributed most favorably to the Fund’s relative performance during the annual period.

●	Sector allocation overall further boosted the Fund’s relative results, primarily an overweight to health care.

●

Several positions in health care bonds added particular value during the annual period, including select positions in those issued by Olathe, Kansas; Cape Girardeau County, Missouri; and Massachusetts. An Indiana higher education bond also performed especially well.

●

Duration and yield curve positioning overall contributed positively, albeit modestly, to the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration to that of the Index, though we did adjust the Fund’s duration during the annual period as market conditions shifted. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures to those of the Index.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Refunding Bonds	38.5%
Transportation Revenue Bonds	10.8
Other Revenue Bonds	9.2
General Obligations	9.1
Refunding Notes	7.9
Education Revenue Bonds	6.9
Public Facilities Revenue Bonds	5.4
Industrial/Development Revenue Bonds	4.8
Hospital/Nursing Home Revenue Bonds	4.5
Utility Revenue Bonds	2.9
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

				Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Gross Fund Operating Expenses (5)
Class I Shares	3/1/98	2.38%		2.53%	4.03%	4.01%	4.15%	N/A	N/A	0.58%	0.53%
Class A Shares	9/30/02	-1.00%		1.32%	3.06%	3.28%	3.50%	3.00%	0.50%(4)	0.86%	0.81%
Class C Shares	9/30/02	0.45	%(1)	1.53%	2.83%	2.91%	3.06%	N/A	1.00%	1.58%	1.53%
S&P Municipal Bond Intermediate Index		2.43%		2.84%	4.39%	4.65%	N/A (6)	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.
(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

(6)	The benchmark was launched subsequent to the inception date of Class I Shares of the Fund.

Performancequoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  T a x  E x e m p t  B o n d  F u n d s

M A R Y L A N D  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W    ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Guarantees, if any, by municipal issuers or the State of Maryland, the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

The Fund’s focus on investments in securities of municipalities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Maryland Tax Exempt Bond Fund seeks to provide a high level of interest income that is exempt from federal and Maryland state and local income taxes by investing in investment-grade municipal bonds and other municipal obligations issued by the State of Maryland, its counties, municipalities and other taxing districts, and other issuers located outside of Maryland that are exempt from federal income taxes, federal alternative minimum tax and Maryland state and local income taxes.

How did the Fund perform during the annual period?

During the annual period, PNC Maryland Tax Exempt Bond Fund returned 0.18% to Class C Shares investors(1) and 2.09% to Class I Shares investors. The Fund’s primary benchmark, the S&P Municipal Bond Intermediate Index(2) (the “Index”), returned 2.43%. The Fund’s secondary benchmark, the S&P Maryland Municipal Bond Index(2), returned 2.60%.

What factors most significantly affected the Fund’s performance during the annual period?

•	Having an underweighted allocation to BBB-rated bonds compared to the Index detracted most from the Fund’s relative performance.

•	From a sector perspective, positioning in the transportation and utility sectors dampened relative results.

•

Positions in a Puerto Rico A+-rated dedicated tax bond, a Maryland state A-rated health care bond, and a Baltimore County, Maryland local general obligation bond were the biggest individual disappointments.

•

Duration and yield curve positioning overall detracted, albeit modestly, from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was slightly shorter than that of the Index, which hurt as interest rates declined during the annual period as a whole. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures to those of the Index.

•	On the positive side, having an overweight to A-rated bonds contributed most favorably to the Fund’s relative performance during the annual period.

•	Sector allocation overall further boosted the Fund’s relative results, primarily overweighted allocations to the health care and land secured sectors.

•	Positions in a Guam dedicated tax bond, a Maryland dedicated tax bond, a Maryland health care bond and a Maryland higher education bond added particular value.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Maryland Tax Exempt Bond Fund

Refunding Bonds	36.5%
Hospital/Nursing Home Revenue Bonds	20.2
Trasportation Revenue Bonds	13.7
General Obligations	11.7
Public Facilities Revenue Bonds	7.5
Other Revenue Bonds	7.1
Refunding Notes	2.3
Education Revenue Bonds	1.0
100.0%

P N C  T a x   E x e m p t  B o n d  F u n d s

M A R Y L A N D    T A X    E X E M P T    B O N D    F U N D    O V E R V I E W    ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	6/2/92	2.09%		1.58%	2.99%	3.40%	4.38%	N/A	N/A	0.57%	0.53%
Class A Shares	9/30/02	-1.25%		0.34%	2.13%	2.72%	3.64%	3.00%	0.50%(4)	0.85%	0.81%
Class C Shares	9/30/02	0.18%	(1)	0.61%	1.97%	2.38%	3.20%	N/A	1.00%	1.57%	1.53%
S&P Municipal Bond Intermediate Index		2.43%		2.84%	4.39%	4.65%	N/A(6)	N/A	N/A	N/A	N/A
S&P Maryland Municipal Bond Index		2.60%		2.62%	3.90%	4.15%	N/A(6)	N/A	N/A	N/A	N/A

(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.

(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

(6)	The benchmarks were launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C   T a x  E x e m p t  B o n d  F u n d s

O H I O  I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Guarantees, if any, by municipal issuers or the State of Ohio, the U.S. government, its agencies, or instrumentalities relate only to the payment of  principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of  the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of  municipal issuers to repay principal and interest payments on securities of  the Fund, which may adversely impact the shares of the Fund.

The Fund’s focus on investments insecurities of  municipalities located in a single state makes the Fund susceptible to economic, political and regulatory events that affect that state. The Fund is non-diversified, which means that it may invest in securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrence affecting one or more issuers.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Ohio Intermediate Tax Exempt Bond Fund seeks to provide current income exempt from regular federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with conservation of capital, by investing in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income taxes (including the federal alternative minimum tax) and Ohio personal income taxes.

How did the Fund perform during the annual period?

During the annual period, PNC Ohio Intermediate Municipal Bond Fund returned -0.32% to Class C Shares investors(1) and 1.58% to Class I Shares investors. The Fund’s primary benchmark, the S&P Municipal Bond Intermediate Index(2) (the “Index”), returned 2.43%. The Fund’s secondary benchmark, the S&P Ohio Municipal Bond Index(2), returned 3.81%.

What factors most significantly affected the Fund’s performance during the annual period?

●	Lack of exposure to A-rated and BBB-rated bonds, which outpaced the Index during the annual period, detracted most from the Fund’s relative performance.

●	From a sector perspective, positioning in the tax-backed and IDR/PCR (Industrial Development Revenue/Pollution Control Revenue) bond sectors dampened relative results.

●

Positions in a Puerto Rico A+-rated dedicated tax bond; a West Chester Township, Ohio local general obligation bond; an Ohio higher education bond; and an Ohio state general obligation bond were the biggest individual disappointments.

●

Duration and yield curve positioning overall detracted, albeit modestly, from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was slightly longer than that of the Index, though we did adjust the Fund’s duration during the annual period as market conditions shifted. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures to those of the Index.

●	On the positive side, sector allocation overall boosted the Fund’s relative results, primarily overweighted allocations to the health care and utility sectors.

●	Positions in two Guam dedicated tax bonds, a couple of Ohio health care bonds and an Ohio public power bond added particular value.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Refunding Bonds	38.2%
Hospital/Nursing Home Revenue Bonds	15.5
General Obligations	14.6
Education Revenue Bonds	6.2
Industrial/Development Revenue Bonds	5.0
Refunding Notes	4.7
Pollution Control Revenue Bonds	3.7
Utility Revenue Bonds	3.6
Other Revenue Bonds	3.2
Water/Sewer Revenue Bonds	3.2
Prerefunded & Escrowed to Maturity	2.1
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

O H I O  I N T E R M E D I A T E  T A X  E X E M P T  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

				Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year		3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	1/5/90	1.58%		1.69%	3.41%	3.75%	4.69%	N/A	N/A	0.58%	0.58%
Class A Shares	4/15/91	-1.65%		0.43%	2.54%	3.18%	4.40%	3.00%	0.50%(4)	0.86%	0.86%
Class C Shares	6/23/00	-0.32	%(1)	0.70%	2.37%	2.73%	3.66%	N/A	1.00%	1.58%	1.58%
S&P Municipal Bond Intermediate Index		2.43%		2.84%	4.39%	4.65%	N/A (6)	N/A	N/A	N/A	N/A
S&P Ohio Municipal Bond Index		3.81%		4.25%	5.22%	4.48%	N/A (6)	N/A	N/A	N/A	N/A
(1)	Performance of Class C Shares assumes the deduction of the maximum applicable contingent deferred sales charge (“Max CDSC”) on the implied disposal of shares at the end of the period.
(2)

The S&P Municipal Bond Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S.Virgin Islands.These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for Class I and Class C Shares only. The performance of Class A Shares may be greater or less than that shown in the graph based on the difference in sales charges and fees paid by the shareholders investing in those Classes. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of  Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)	This Max CDSC applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.
(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

(6)	The benchmarks were launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C   T a x   E x e m p t   B o n d   F u n d s

T A X   E X E M P T   L I M I T E D   M A T U R I T Y   B O N D   F U N D   O V E R V I E W    ( U n a u d i t e d )

Adam Mackey

Managing Director,

Municipal Fixed Income

Guarantees, if any, by municipal issuers or the U.S. government, its agencies, or instrumentalities relate only to the payment of principal or interest of the portfolio securities and not the shares of the Fund. An investment in a tax-exempt fund is subject to interest rate risk, which is the possibility that the yield of the Fund will decline due to falling interest rates. For some investors, income may be subject to the federal alternative minimum tax (AMT) and/or to state or local taxes. Capital gains are subject to federal, state and local taxes. Economic or political changes may impact the ability of municipal issuers to repay principal and interest payments on securities of the Fund, which may adversely impact the shares of the Fund.

Please see the Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

PNC Tax Exempt Limited Maturity Bond Fund seeks to provide a high level of income that is exempt from regular federal income tax, as is consistent with relative protection of capital, by investing in municipal bonds and other municipal obligations that pay interest that is exempt from both regular federal income tax and federal alternative minimum tax.

How did the Fund perform during the annual period?

During the annual period, PNC Tax-Exempt Limited Maturity Bond Fund returned -2.78% to Class A Shares investors(1) and 0.46% to Class I Shares investors. The Fund’s benchmark, the S&P Municipal Bond Short Intermediate Index(2) (the “Index”), returned 1.14%.

What factors most significantly affected the Fund’s performance during the annual period?

●	The Fund’s selection among and underweighted allocation to AA-rated bonds, which outpaced the Index during the annual period, detracted most from its performance relative to the Index.

●	Further detracting from the Fund’s relative performance were underweighted allocations to bonds of California and New York, which, overall, outpaced the Index during the annual period.

●	From a sector perspective, positioning in the tax-backed bond sector dampened relative results.

●	Positions in an Alaska housing bond, two Volusia County, Florida higher education bonds, and a Pennsylvania higher education bond were the biggest individual disappointments.

●

Duration and yield curve positioning overall detracted, albeit modestly, from the Fund’s results during the annual period. We seek to match the portfolio option-adjusted duration (“OAD”) to that of the Index. On average, the OAD of the Fund was slightly shorter than that of the Index, which hurt as interest rates declined during the annual period as a whole. Duration is a measure of the Fund’s sensitivity to changes in interest rates. As for yield curve positioning, we seek to match the Fund’s key rate duration measures to those of the Index.

●	On the positive side, sector allocation overall boosted the Fund’s relative results, primarily an overweight to health care.

●	Having an overweight to A-rated bonds contributed favorably to the Fund’s relative performance during the annual period as well.

●

Several positions in health care bonds added particular value during the annual period, including select positions in those issued by Cape Girardeau County, Missouri; Indiana; and Hamilton County, Ohio. A Michigan dedicated tax bond and an Allegheny County, Pennsylvania higher education bond also performed especially well.

The table below presents portfolio holdings as of May 31, 2015 as a percentage of total investments.

Portfolio Summary

Refunding Bonds	41.8%
Refunding Notes	13.0
General Obligations	12.4
Other Revenue Bonds	6.9
Industrial/Development Revenue Bonds	5.1
Transportation Revenue Bonds	4.4
Public Facilities Revenue Bonds	4.0
Hospital/Nursing Home Revenue Bonds	3.7
Water/Sewer Revenue Bonds	3.7
Education Revenue Bonds	3.4
Anticipation Note	0.8
Prerefunded & Escrowed to Maturity	0.8
100.0%

P N C  T a x  E x e m p t  B o n d  F u n d s

T A X  E X E M P T  L I M I T E D  M A T U R I T Y  B O N D  F U N D  O V E R V I E W  ( U n a u d i t e d )

Average Annual Total Returns as of 05/31/15(1)(3)
	Date of Inception	1 Year	3 Years	5 Years	10 Years	Since Inception	Max Sales Charge	Max CDSC	Total Gross Fund Operating Expenses (5)	Total Net Fund Operating Expenses (5)
Class I Shares	3/1/98	0.46%	0.86%	1.75%	2.66%	2.99%	N/A	N/A	0.54%	0.53%
Class A Shares	9/30/02	-2.78%	-0.42%	0.87%	1.96%	2.36%	3.00%	0.50%(4)	0.82%	0.81%
S&P Municipal Bond Short Intermediate Index		1.14%	1.72%	2.70%	3.62%	N/A(6)	N/A	N/A	N/A	N/A
(1)	Performance of Class A Shares assumes the deduction of the maximum sales charge.
(2)

The S&P Municipal Bond Short Intermediate Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT). The maturity based sub-indices classify the bonds included in each respective sub-index by minimum term maturity as of the rebalancing reference date. The state level municipal bond indices consist of bonds that have been issued by municipalities or municipal authorities within the 50 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. These indices are not available for direct investment. Unlike the performance of a mutual fund, the performance of an index assumes no taxes, transaction costs, investment advisory fees or other expenses.

(3)

The graph provides the return of a hypothetical $10,000 investment in the Fund for the most recent 10-year period for its Class I and Class A Shares. Returns reflect reinvestment of dividends and capital gains and the deduction of applicable sales charge (including the contingent deferred sales charge appropriate to each period), operating expenses and fees, net of fee waivers and expense reimbursements, as applicable. Without such fee waivers and expense reimbursements, performance of the Fund would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For a share class of the Fund that commenced operations after the inception date of the Fund’s Class I Shares, performance information shown for the period before inception of that share class includes the performance of Class I Shares, adjusted to reflect that share class’ fees, expenses and maximum sales charges, through the date of that share class’ inception.

(4)

This maximum applicable contingent deferred sales charge (“Max CDSC”) applies only to purchases of $1,000,000 or more of Class A Shares if the shares are redeemed within 12 months of the date of purchase.

(5)

Total Fund Operating Expenses shown, both gross and net of waivers, reimbursements and payments by affiliate, where applicable, reflect expenses from the September 29, 2014 Prospectus, as amended from time to time, and may differ from those found within the Expense Tables and Financial Highlights. The Total Fund Operating Expenses reflect the Adviser’s contractual obligation to waive management fees and reimburse expenses through at least April 27, 2016, except that this obligation may be terminated by the Board at any time.

(6)	The benchmark was launched subsequent to the inception date of Class I Shares of the Fund.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d  F u n d s

E X P L A N A T I O N  O F  E X P E N S E  T A B L E S  ( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which are described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses, net of fee waivers, where applicable, for the six-month period December 1, 2014 to May 31, 2015 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2015. The “Annualized Expense Ratio” does not reflect Acquired Fund Fees and Expenses. If Acquired Fund Fees and Expenses were included, expenses would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio.The ExpenseTables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2014 to May 31, 2015).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period.The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 12/01/14	Ending Account Value 05 /31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Bond Fund
Actual
Class I	$1,000.00	$1,005.20	0.56%	$2.82
Class A	1,000.00	1,003.53	0.84	4.18
Class C	1,000.00	999.36	1.55	7.72
Hypothetical(2)
Class I	1,000.00	1,022.12	0.56	2.84
Class A	1,000.00	1,020.76	0.84	4.22
Class C	1,000.00	1,017.21	1.55	7.79

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,009.69	0.70%	$3.53
Class A	1,000.00	1,007.73	0.98	4.92
Class C	1,000.00	1,003.64	1.71	8.52
Hypothetical(2)
Class I	1,000.00	1,021.42	0.70	3.55
Class A	1,000.00	1,020.03	0.98	4.95
Class C	1,000.00	1,016.43	1.71	8.57

High Yield Bond Fund
Actual
Class I	$1,000.00	$1,011.47	0.75%	$3.76
Class A	1,000.00	1,010.17	1.01	5.07
Hypothetical(2)
Class I	1,000.00	1,021.19	0.75	3.78
Class A	1,000.00	1,019.89	1.01	5.10

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,007.48	0.52%	$2.61
Class A	1,000.00	1,005.30	0.80	4.00
Class C	1,000.00	1,001.86	1.50	7.50
Hypothetical(2)
Class I	1,000.00	1,022.33	0.52	2.63
Class A	1,000.00	1,020.94	0.80	4.03
Class C	1,000.00	1,017.44	1.50	7.55

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,001.91	0.48%	$2.38
Class A	1,000.00	1,001.47	0.74	3.68
Class C	1,000.00	999.10	1.15	5.73
Hypothetical(2)
Class I	1,000.00	1,022.55	0.48	2.41
Class A	1,000.00	1,021.26	0.74	3.71
Class C	1,000.00	1,019.20	1.15	5.79

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,004.04	0.57%	$2.82
Class A	1,000.00	1,002.66	0.84	4.21
Class C	1,000.00	1,000.09	1.55	7.71
Hypothetical(2)
Class I	1,000.00	1,022.11	0.57	2.85
Class A	1,000.00	1,020.72	0.84	4.25
Class C	1,000.00	1,017.22	1.55	7.78

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
(2)	Assumes annual return of 5% before expenses.

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

	Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,000.75	0.32%	$1.57
Class A	1,000.00	999.52	0.57	2.83
Hypothetical(2)
Class I	1,000.00	1,023.36	0.32	1.59
Class A	1,000.00	1,022.10	0.57	2.86

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,005.75	0.53%	$2.65
Class A	1,000.00	1,003.87	0.80	3.99
Class C	1,000.00	1,002.12	1.50	7.47
Hypothetical(2)
Class I	1,000.00	1,022.29	0.53	2.67
Class A	1,000.00	1,020.95	0.80	4.02
Class C	1,000.00	1,017.47	1.50	7.52

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,003.93	0.53%	$2.65
Class A	1,000.00	1,002.79	0.81	4.03
Class C	1,000.00	999.37	1.53	7.61
Hypothetical(2)
Class I	1,000.00	1,022.29	0.53	2.67
Class A	1,000.00	1,020.90	0.81	4.07
Class C	1,000.00	1,017.32	1.53	7.67

	Beginning Account Value 12/01/14	Ending Account Value 05/31/15	Annualized Expense Ratio	Expenses Paid During Period(1)

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,004.33	0.63%	$3.12
Class A	1,000.00	1,002.93	0.91	4.52
Class C	1,000.00	1,000.28	1.62	8.09
Hypothetical(2)
Class I	1,000.00	1,021.82	0.63	3.15
Class A	1,000.00	1,020.42	0.91	4.56
Class C	1,000.00	1,016.84	1.62	8.16

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$ 997.93	0.53%	$2.64
Class A	1,000.00	996.55	0.81	4.02
Hypothetical(2)
Class I	1,000.00	1,022.29	0.53	2.67
Class A	1,000.00	1,020.90	0.81	4.07

(1)	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 365.
(2)	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$10.56	$10.55		$10.80	$10.53	$10.27	$10.61	$10.57		$10.83	$10.55		$10.30
Net Investment Income(1)	0.18	0.18		0.20	0.30	0.35	0.15	0.18		0.18	0.28		0.32
Realized and Unrealized Gain (Loss) on Investments	0.04	0.04		(0.03)	0.29	0.27	0.05	0.04		(0.05)	0.30		0.26
Total from Investment Operations	0.22	0.22		0.17	0.59	0.62	0.20	0.22		0.13	0.58		0.58
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–
Dividends from Net Investment Income	(0.20)	(0.20)		(0.23)	(0.32)	(0.36)	(0.20)	(0.17)		(0.20)	(0.30)		(0.33)
Distributions from Net Realized Gains	(0.03)	(0.01)		(0.19)	–	–	(0.03)	(0.01)		(0.19)	–		–
Total Distributions	(0.23)	(0.21)		(0.42)	(0.32)	(0.36)	(0.23)	(0.18)		(0.39)	(0.30)		(0.33)
Net Asset Value, End of Year	$10.55	$10.56		$10.55	$10.80	$10.53	$10.58	$10.61		$10.57	$10.83		$10.55

Total Return†	2.11%	2.08%		1.56%	5.69%	6.09%	1.95%	2.11%		1.18%	5.56%		5.69%
Ratios/Supplemental Data
Net Assets End of Year (000)	$145,422	$173,997		$193,899	$182,239	$220,136	$3,258	$3,644		$3,937	$4,449		$5,134
Ratio of Expenses to Average Net Assets	0.58%	0.61%		0.60%	0.59%	0.59%	0.84%	0.59	%(3)	0.88%	0.81	%(4)	0.87%
Ratio of Net Investment Income to Average Net Assets	1.69%	1.73%		1.87%	2.87%	3.32%	1.43%	1.75	%(3)	1.64%	2.66	%(4)	3.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.58%	0.61%		0.60%	0.59%	0.59%	0.84%	0.86%		0.88%	0.87%		0.87%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.69%	1.73%		1.87%	2.87%	3.32%	1.43%	1.48%		1.64%	2.60%		3.05%
Portfolio Turnover Rate(5)	66%	86%		71%	58%	80%	66%	86%		71%	58%		80%
	Bond Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$10.56	$10.54		$10.80	$10.53	$10.27
Net Investment Income(1)	0.07	0.07		0.10	0.20	0.24
Realized and Unrealized Gain (Loss) on Investments	0.03	0.05		(0.05)	0.28	0.27
Total from Investment Operations	0.10	0.12		0.05	0.48	0.51
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–
Dividends from Net Investment Income	(0.09)	(0.09)		(0.12)	(0.21)	(0.25)
Distributions from Net Realized Gains	(0.03)	(0.01)		(0.19)	–	–
Total Distributions	(0.12)	(0.10)		(0.31)	(0.21)	(0.25)
Net Asset Value, End of Year	$10.54	$10.56		$10.54	$10.80	$10.53

Total Return†	1.01%	1.16%		0.46%	4.65%	5.04%
Ratios/Supplemental Data
Net Assets End of Year (000)	$264	$300		$286	$308	$392
Ratio of Expenses to Average Net Assets	1.58%	1.61	%(3)	1.60%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets	0.70%	0.69	%(3)	0.91%	1.91%	2.33%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.58%	1.61%		1.60%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.70%	0.69%		0.91%	1.91%	2.33%
Portfolio Turnover Rate(5)	66%	86%		71%	58%	80%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.27% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)

Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Government Mortgage Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$9.29	$9.35		$9.70	$9.67	$9.67	$9.30	$9.35		$9.70	$9.66		$9.67
Net Investment Income(1)	0.20	0.22		0.24	0.34	0.39	0.17	0.20		0.22	0.32		0.36
Realized and Unrealized Gain (Loss) on Investments	0.05	(0.01)		(0.29)	0.07	0.02	0.05	(0.01)		(0.30)	0.07		0.01
Total from Investment Operations	0.25	0.21		(0.05)	0.41	0.41	0.22	0.19		(0.08)	0.39		0.37
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–
Dividends from Net Investment Income	(0.24)	(0.27)		(0.30)	(0.38)	(0.41)	(0.23)	(0.24)		(0.27)	(0.35)		(0.38)
Total Distributions	(0.24)	(0.27)		(0.30)	(0.38)	(0.41)	(0.23)	(0.24)		(0.27)	(0.35)		(0.38)
Net Asset Value, End of Year	$9.30	$9.29		$9.35	$9.70	$9.67	$9.29	$9.30		$9.35	$9.70		$9.66

Total Return†	2.77%	2.30%		(0.55)%	4.27%	4.30%	2.36%	2.13%		(0.83)%	4.15%		3.91%
Ratios/Supplemental Data
Net Assets End of Year (000)	$50,345	$51,269		$87,433	$88,197	$110,943	$9,878	$10,888		$8,505	$11,882		$13,126
Ratio of Expenses to Average Net Assets	0.73%	0.71%		0.66%	0.65%	0.63%	1.01%	0.90	%(3)	0.94%	0.86	%(4)	0.91%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.41%		2.45%	3.55%	4.04%	1.86%	2.14	%(3)	2.31%	3.33	%(4)	3.77%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.73%	0.71%		0.66%	0.65%	0.63%	1.01%	0.98%		0.94%	0.93%		0.91%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.10%	2.41%		2.45%	3.55%	4.04%	1.86%	2.06%		2.31%	3.26%		3.77%
Portfolio Turnover Rate	30%	3%		54%	29%	17%	30%	3%		54%	29%		17%

	Government Mortgage Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$9.28	$9.34		$9.68	$9.65	$9.65
Net Investment Income(1)	0.12	0.13		0.15	0.24	0.30
Realized and Unrealized Gain (Loss) on Investments	0.03	(0.01)		(0.29)	0.07	0.01
Total from Investment Operations	0.15	0.12		(0.14)	0.31	0.31
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–
Dividends from Net Investment Income	(0.15)	(0.18)		(0.20)	(0.28)	(0.31)
Total Distributions	(0.15)	(0.18)		(0.20)	(0.28)	(0.31)
Net Asset Value, End of Year	$9.28	$9.28		$9.34	$9.68	$9.65

Total Return†	1.64%	1.29%		(1.44)%	3.23%	3.27%
Ratios/Supplemental Data
Net Assets End of Year (000)	$1,185	$1,638		$2,920	$3,906	$3,719
Ratio of Expenses to Average Net Assets	1.73%	1.71	%(3)	1.66%	1.65%	1.63%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.46	%(3)	1.61%	2.49%	3.07%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.73%	1.71%		1.66%	1.65%	1.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.28%	1.46%		1.61%	2.49%	3.07%
Portfolio Turnover Rate	30%	3%		54%	29%	17%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.
(3)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.08% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower. The voluntary commitment had no impact to Class C ratios.
(4)	During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	High Yield Bond Fund
	Class I					Class A
	2015	2014	2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$8.52	$8.39	$8.04	$8.35	$9.15	$8.53	$8.40		$8.05	$8.36		$9.16
Net Investment Income(1)	0.40	0.42	0.46	0.55	0.66	0.38	0.40		0.44	0.53		0.64
Realized and Unrealized Gain (Loss) on Investments	(0.36)	0.13	0.54	(0.13)	0.76	(0.36)	0.13		0.53	(0.13)		0.75
Total from Investment Operations	0.04	0.55	1.00	0.42	1.42	0.02	0.53		0.97	0.40		1.39
Dividends from Net Investment Income	(0.40)	(0.42)	(0.47)	(0.55)	(0.67)	(0.38)	(0.40)		(0.44)	(0.53)		(0.64)
Distributions from Net Realized Gains	(0.10)	–	(0.18)	(0.18)	(1.55)	(0.10)	–		(0.18)	(0.18)		(1.55)
Total Distributions	(0.50)	(0.42)	(0.65)	(0.73)	(2.22)	(0.48)	(0.40)		(0.62)	(0.71)		(2.19)
Net Asset Value, End of Year	$8.06	$8.52	$8.39	$8.04	$8.35	$8.07	$8.53		$8.40	$8.05		$8.36

Total Return†	0.62%	6.79%	12.75%	5.45%	17.17%	0.38%	6.51%		12.44%	5.19%		16.85%
Ratios/Supplemental Data
Net Assets End of Year (000)	$19,160	$29,709	$16,700	$9,123	$6,879	$622	$628		$493	$471		$315
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	0.99	%(2)	1.01%	1.01	%(3)	1.01%
Ratio of Net Investment Income to Average Net Assets	4.88%	5.05%	5.52%	6.80%	7.40%	4.66%	4.81	%(2)	5.34%	6.57	%(3)	7.15%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement,as applicable)	0.93%	0.84%	1.09%	1.19%	1.41%	1.20%	1.10%		1.34%	1.45%		1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fees Waivers and Reimbursement, as applicable)	4.70%	4.96%	5.18%	6.36%	6.74%	4.47%	4.70%		5.01%	6.13%		6.45%
Portfolio Turnover Rate	40%	59%	35%	32%	91%	40%	59%		35%	32%		91%

†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.02% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

See Notes to Financial Statements.

	Intermediate Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$11.07	$11.26		$11.48	$11.38	$11.31	$11.09	$11.28		$11.49	$11.40		$11.33
Net Investment Income(1)	0.13	0.13		0.18	0.27	0.30	0.10	0.12		0.15	0.25		0.27
Realized and Unrealized Gain (Loss) on Investments	0.03	0.02		0.04	0.23	0.28	0.03	0.01		0.05	0.22		0.28
Total from Investment Operations	0.16	0.15		0.22	0.50	0.58	0.13	0.13		0.20	0.47		0.55
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–
Dividends from Net Investment Income	(0.13)	(0.13)		(0.19)	(0.28)	(0.31)	(0.12)	(0.11)		(0.16)	(0.26)		(0.28)
Distributions from Net Realized Gains	(0.04)	(0.21)		(0.25)	(0.12)	(0.20)	(0.04)	(0.21)		(0.25)	(0.12)		(0.20)
Total Distributions	(0.17)	(0.34)		(0.44)	(0.40)	(0.51)	(0.16)	(0.32)		(0.41)	(0.38)		(0.48)
Net Asset Value, End of Year	$11.06	$11.07		$11.26	$11.48	$11.38	$11.06	$11.09		$11.28	$11.49		$11.40

Total Return†	1.47%	1.42%		1.93%	4.43%	5.25%	1.20%	1.16%		1.73%	4.11%		4.95%
Ratios/Supplemental Data
Net Assets End of Year (000)	$331,466	$361,838		$378,963	$397,082	$360,686	$4,159	$4,991		$5,565	$6,298		$7,694
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.79%	0.63	%(3)	0.81%	0.74	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.15%		1.56%	2.37%	2.62%	0.89%	1.06	%(3)	1.30%	2.18	%(4)	2.36%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.53%	0.53%		0.53%	0.53%	0.53%	0.79%	0.79%		0.81%	0.81%		0.81%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.16%	1.15%		1.56%	2.37%	2.62%	0.89%	0.89%		1.30%	2.11%		2.36%
Portfolio Turnover Rate(5)	47%	69%		83%	48%	80%	47%	69%		83%	48%		80%

	Intermediate Bond Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$11.12	$11.31		$11.53	$11.43	$11.36
Net Investment Income(1)	0.02	0.02		0.06	0.16	0.19
Realized and Unrealized Gain (Loss) on Investments	0.03	0.03		0.04	0.23	0.28
Total from Investment Operations	0.05	0.05		0.10	0.39	0.47
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–
Dividends from Net Investment Income	(0.03)	(0.03)		(0.07)	(0.17)	(0.20)
Distributions from Net Realized Gains	(0.04)	(0.21)		(0.25)	(0.12)	(0.20)
Total Distributions	(0.07)	(0.24)		(0.32)	(0.29)	(0.40)
Net Asset Value, End of Year	$11.10	$11.12		$11.31	$11.53	$11.43

Total Return†	0.42%	0.43%		0.91%	3.38%	4.19%
Ratios/Supplemental Data
Net Assets End of Year (000)	$421	$724		$1,322	$1,083	$1,316
Ratio of Expenses to Average Net Assets	1.51%	1.50	%(3)	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.17%	0.21	%(3)	0.52%	1.40%	1.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.51%	1.52%		1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.17%	0.19%		0.52%	1.40%	1.64%
Portfolio Turnover Rate(5)	47%	69%		83%	48%	80%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.17% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(5)

Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

P N C F i x e d I n c o me F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 31, u n l e s s o t h e r w i s e i n d i c a t e d

	Limited Maturity Bond Fund
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$10.20	$10.18		$10.19	$10.23		$10.20	$10.26	$10.21		$10.22	$10.26		$10.23
Net Investment Income(1)	0.04	0.04		0.06	0.11		0.16	0.02	0.05		0.03	0.09		0.14
Realized and Unrealized Gain (Loss) on Investments	–	0.03		0.01	(0.02)		0.05	0.01	0.03		0.01	(0.02)		0.05
Total from Investment Operations	0.04	0.07		0.07	0.09		0.21	0.03	0.08		0.04	0.07		0.19
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–	–	–	*(2)	–	–	*(3)	–
Dividends from Net Investment Income	(0.06)	(0.05)		(0.08)	(0.13)		(0.18)	(0.07)	(0.03)		(0.05)	(0.11)		(0.16)
Total Distributions	(0.06)	(0.05)		(0.08)	(0.13)		(0.18)	(0.07)	(0.03)		(0.05)	(0.11)		(0.16)
Net Asset Value, End of Year	$10.18	$10.20		$10.18	$10.19		$10.23	$10.22	$10.26		$10.21	$10.22		$10.26

Total Return†	0.35%	0.71%		0.72%	0.88	%(3)	2.11%	0.30%	0.81%		0.44%	0.67	%(3)	1.82%
Ratios/Supplemental Data
Net Assets End of Year (000)	$321,337	$337,808		$323,255	$337,295		$314,884	$5,736	$3,299		$3,924	$5,116		$7,356
Ratio of Expenses to Average Net Assets	0.48%	0.49%		0.49%	0.48%		0.50%	0.71%	0.35	%(4)	0.77%	0.69	%(5)	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	0.37%		0.54%	1.06%		1.57%	0.17%	0.52	%(4)	0.32%	0.93	%(5)	1.37%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.48%	0.49%		0.49%	0.48%		0.50%	0.71%	0.69%		0.77%	0.76%		0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.44%	0.37%		0.54%	1.06%		1.57%	0.17%	0.18%		0.32%	0.86%		1.37%
Portfolio Turnover Rate(6)	58%	68%		53%	77%		54%	58%	68%		53%	77%		54%

	Limited Maturity Bond Fund
	Class C
	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$10.23	$10.21		$10.22	$10.26		$10.23
Net Investment Income (Loss)(1)	(0.01)	(0.01)		(0.02)	0.01		0.07
Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.03		0.01	(0.02)		0.04
Total from Investment Operations	(0.02)	0.02		(0.01)	(0.01)		0.11
Contributions of Capital by Affiliate(1)	–	–*	(2)	–	–	*(3)	–
Dividends from Net Investment Income	– *	–*		– *	(0.03)		(0.08)
Total Distributions	–	–*		– *	(0.03)		(0.08)
Net Asset Value, End of Year	$10.21	$10.23		$10.21	$10.22		$10.26

Total Return†	(0.17)%	0.21%		(0.09)%	(0.12	)%(3)	1.10%
Ratios/Supplemental Data
Net Assets End of Year (000)	$651	$1,288		$1,709	$2,326		$3,217
Ratio of Expenses to Average Net Assets	1.09%	0.94	%(4)	1.30%	1.48%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09)%	(0.06	)%(4)	(0.21)%	0.11%		0.68%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.44%		1.49%	1.48%		1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.48)%	(0.56)%		(0.40)%	0.11%		0.68%
Portfolio Turnover Rate(6)	58%	68%		53%	77%		54%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.34% and 0.05% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(6)

Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Total Return Advantage Fund
	Class I							Class A
	2015	2014		2013	2012		2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$ 10.97	$ 10.91		$ 10.88	$ 10.64		$ 10.36	$10.97	$10.91		$10.89	$10.65		$10.36
Net Investment Income(1)	0.23	0.25		0.27	0.37		0.39	0.20	0.23		0.24	0.35		0.36
Realized and Unrealized Gain (Loss) on Investments	(0.04)	0.07		0.05	0.25		0.30	(0.03)	0.06		0.04	0.25		0.31
Total from Investment Operations	0.19	0.32		0.32	0.62		0.69	0.17	0.29		0.28	0.60		0.67
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–	–	–	*(2)	–	–	*(3)	–
Dividends from Net Investment Income	(0.25)	(0.26)		(0.29)	(0.38)		(0.41)	(0.22)	(0.23)		(0.26)	(0.36)		(0.38)
Distributions from Net Realized Gains	–	–		–	–		–	–	–		–	–		–
Total Distributions	(0.25)	(0.26)		(0.29)	(0.38)		(0.41)	(0.22)	(0.23)		(0.26)	(0.36)		(0.38)
Net Asset Value, End of Year	$10.91	$10.97		$10.91	$10.88		$10.64	$10.92	$10.97		$10.91	$10.89		$10.65

Total Return†	1.71%	2.99%		2.96%	5.92	%(3)	6.72%	1.52%	2.71%		2.58%	5.70	%(3)	6.53%
Ratios/Supplemental Data
Net Assets End of Year (000)	$191,272	$249,494		$266,378	$263,356		$247,780	$4,053	$4,645		$5,439	$5,969		$7,038
Ratio of Expenses to Average Net Assets	0.56%	0.56%		0.56%	0.56%		0.58%	0.84%	0.81	%(4)	0.84%	0.76	%(5)	0.86%
Ratio of Net Investment Income to Average Net Assets	2.08%	2.37%		2.43%	3.42%		3.71%	1.80%	2.13	%(4)	2.17%	3.23	%(5)	3.43%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.56%	0.56%		0.56%	0.56%		0.58%	0.84%	0.84%		0.84%	0.84%		0.86%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.08%	2.37%		2.43%	3.42%		3.71%	1.80%	2.10%		2.17%	3.15%		3.43%
Portfolio Turnover Rate(6)	51%	59%		71%	44%		76%	51%	59%		71%	44%		76%

	Total Return Advantage Fund
	Class C
	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$10.99	$10.94		$10.91	$10.67		$10.38
Net Investment Income(1)	0.12	0.15		0.14	0.26		0.28
Realized and Unrealized Gain (Loss) on Investments	(0.03)	0.05		0.07	0.25		0.31
Total from Investment Operations	0.09	0.20		0.21	0.51		0.59
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	*(3)	–
Dividends from Net Investment Income	(0.14)	(0.15)		(0.18)	(0.27)		(0.30)
Distributions from Net Realized Gains	–	–		–	–		–
Total Distributions	(0.14)	(0.15)		(0.18)	(0.27)		(0.30)
Net Asset Value, End of Year	$10.94	$10.99		$10.94	$10.91		$10.67

Total Return†	0.80%	1.87%		1.94%	4.87	%(3)	5.76%
Ratios/Supplemental Data
Net Assets End of Year (000)	$ 1,077	$ 1,042		$ 965	$ 616		$ 472
Ratio of Expenses to Average Net Assets	1.55%	1.54	%(4)	1.56%	1.55%		1.58%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.38	%(4)	1.31%	2.41%		2.69%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.55%	1.56%		1.56%	1.55%		1.58%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.07%	1.36%		1.31%	2.41%		2.69%
Portfolio Turnover Rate(6)	51%	59%		71%	44%		76%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund.

(4)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.03% and 0.02% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(5)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(6)

Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance. See Notes to Financial Statements.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Ultra Short Bond Fund
	Class I					Class A
	2015	2014	2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$9.96	$9.97	$9.98	$10.01	$10.05	$9.98	$9.98		$9.99	$10.03		$10.06
Net Investment Income (Loss)(1)	0.02	0.02	0.02	0.02	0.06	– *	(0.01)		– *	0.01		0.06
Realized and Unrealized Gain (Loss) on Investments	–	–	0.02	0.01	0.01	(0.02)	0.02		0.01	(0.01)		(0.01)
Total from Investment Operations	0.02	0.02	0.04	0.03	0.07	(0.02)	0.01		0.01	–		0.05
Dividends from Net Investment Income	(0.04)	(0.03)	(0.05)	(0.06)	(0.11)	(0.01)	(0.01)		(0.02)	(0.04)		(0.08)
Total Distributions	(0.04)	(0.03)	(0.05)	(0.06)	(0.11)	(0.01)	(0.01)		(0.02)	(0.04)		(0.08)
Net Asset Value, End of Year	$9.94	$9.96	$9.97	$9.98	$10.01	$9.95	$9.98		$9.98	$9.99		$10.03

Total Return†	0.16%	0.24%	0.39%	0.26%	0.71%	(0.20)%	0.06%		0.11%	(0.01)%		0.54%

Ratios/Supplemental Data
Net Assets End of Year (000)	$407,537	$433,326	$404,709	$541,798	$515,482	$1,554	$2,286		$3,735	$5,733		$8,233
Ratio of Expenses to Average Net Assets	0.33%	0.34%	0.34%	0.34%	0.35%	0.59%	0.61	%(2)	0.62%	0.50	%(3)	0.64%
Ratio of Net Investment Income to Average Net Assets	0.20%	0.17%	0.23%	0.19%	0.59%	0.00%	(0.06	)%(2)	(0.03)%	0.14	%(3)	0.62%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.33%	0.34%	0.34%	0.34%	0.35%	0.62%	0.62%		0.62%	0.62%		0.64%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.20%	0.17%	0.23%	0.19%	0.59%	(0.03)%	(0.07)%		(0.03)%	0.02%		0.62%
Portfolio Turnover Rate(4)	90%	94%	93%	102%	68%	90%	94%		93%	102%		68%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment had no impact to Class A ratios.
(3)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$9.89	$10.10		$10.25	$9.76	$9.81	$9.88	$10.06		$10.21	$9.72		$9.84

Net Investment Income(1)	0.25	0.26		0.25	0.26	0.25	0.23	0.26		0.23	0.23		0.22
Realized and Unrealized Gain (Loss) on Investments	(0.02)	0.06		(0.07)	0.56	0.15	(0.03)	0.07		(0.07)	0.56		0.08

Total from Investment Operations	0.23	0.32		0.18	0.82	0.40	0.20	0.33		0.16	0.79		0.30

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	(0.25)	(0.26)		(0.25)	(0.26)	(0.25)	(0.25)	(0.24)		(0.23)	(0.23)		(0.22)
Distributions from Net Realized Gains	(0.28)	(0.27)		(0.08)	(0.07)	(0.20)	(0.28)	(0.27)		(0.08)	(0.07)		(0.20)

Total Distributions	(0.53)	(0.53)		(0.33)	(0.33)	(0.45)	(0.53)	(0.51)		(0.31)	(0.30)		(0.42)

Net Asset Value, End of Year	$9.59	$9.89		$10.10	$10.25	$9.76	$9.55	$9.88		$10.06	$10.21		$9.72

Total Return†	2.38%	3.38%		1.84%	8.49%	4.18%	2.10%	3.47%		1.55%	8.28%		3.16%

Ratios/Supplemental Data
Net Assets End of Year (000)	$75,621	$81,906		$127,046	$137,504	$132,330	$2,823	$2,858		$3,092	$4,039		$5,270
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.78%	0.48	%(3)	0.81%	0.75	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.66%		2.48%	2.56%	2.57%	2.30%	2.71	%(3)	2.21%	2.35	%(4)	2.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.61%	0.58%		0.56%	0.55%	0.56%	0.86%	0.81%		0.84%	0.83%		0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.47%	2.61%		2.45%	2.54%	2.54%	2.22%	2.38%		2.18%	2.27%		2.26%
Portfolio Turnover Rate	23%	27%		35%	19%	37%	23%	27%		35%	19%		37%

	Intermediate Tax Exempt Bond Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$9.76	$9.97		$10.12	$9.63	$9.77

Net Investment Income(1)	0.15	0.16		0.15	0.15	0.15
Realized and Unrealized Gain (Loss) on Investments	(0.01)	0.06		(0.07)	0.56	0.06

Total from Investment Operations	0.14	0.22		0.08	0.71	0.21

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–

Dividends from Net Investment Income	(0.16)	(0.16)		(0.15)	(0.15)	(0.15)
Distributions from Net Realized Gains	(0.28)	(0.27)		(0.08)	(0.07)	(0.20)

Total Distributions	(0.44)	(0.43)		(0.23)	(0.22)	(0.35)

Net Asset Value, End of Year	$9.46	$9.76		$9.97	$10.12	$9.63

Total Return†	1.42%	2.37%		0.82%	7.49%	2.21%

Ratios/Supplemental Data
Net Assets End of Year (000)	$392	$353		$521	$495	$293
Ratio of Expenses to Average Net Assets	1.51%	1.52	%(3)	1.53%	1.53%	1.52%
Ratio of Net Investment Income to Average Net Assets	1.56%	1.69	%(3)	1.48%	1.55%	1.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.59%	1.59%		1.56%	1.54%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.62%		1.45%	1.54%	1.53%
Portfolio Turnover Rate	23%	27%		35%	19%	37%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.28% and 0.01% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Maryland Tax Exempt Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$11.19	$11.41		$11.65	$11.27	$11.25	$11.20	$11.41		$11.65	$11.27		$11.24

Net Investment Income(1)	0.29	0.31		0.31	0.32	0.32	0.26	0.30		0.28	0.29		0.29
Realized and Unrealized Gain (Loss) on Investments	(0.06)	(0.17)		(0.15)	0.48	0.02	(0.06)	(0.18)		(0.15)	0.48		0.03

Total from Investment Operations	0.23	0.14		0.16	0.80	0.34	0.20	0.12		0.13	0.77		0.32

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–

Dividends from Net Investment Income	(0.29)	(0.31)		(0.31)	(0.32)	(0.32)	(0.28)	(0.28)		(0.28)	(0.29)		(0.29)
Distributions from Net Realized Gains	(0.07)	(0.05)		(0.09)	(0.10)	–	(0.07)	(0.05)		(0.09)	(0.10)		–

Total Distributions	(0.36)	(0.36)		(0.40)	(0.42)	(0.32)	(0.35)	(0.33)		(0.37)	(0.39)		(0.29)

Net Asset Value, End of Year	$11.06	$11.19		$11.41	$11.65	$11.27	$11.05	$11.20		$11.41	$11.65		$11.27

Total Return†	2.09%	1.31%		1.35%	7.23%	3.08%	1.83%	1.18%		1.06%	6.96%		2.88%

Ratios/Supplemental Data
Net Assets End of Year (000)	$50,336	$55,118		$66,494	$73,197	$71,256	$306	$555		$677	$832		$725
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.80%	0.63	%(3)	0.81%	0.78	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	2.59%	2.78%		2.68%	2.79%	2.86%	2.31%	2.68	%(3)	2.39%	2.54	%(4)	2.57%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.61%	0.57%		0.56%	0.55%	0.56%	0.88%	0.80%		0.84%	0.83%		0.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.51%	2.74%		2.65%	2.77%	2.83%	2.23%	2.51%		2.36%	2.49%		2.54%
Portfolio Turnover Rate	9%	4%		14%	21%	19%	9%	4%		14%	21%		19%

	Maryland Tax Exempt Bond Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$11.19	$11.40		$11.65	$11.27	$11.25

Net Investment Income(1)	0.18	0.21		0.19	0.20	0.21
Realized and Unrealized Gain (Loss) on Investments	(0.05)	(0.17)		(0.16)	0.48	0.02

Total from Investment Operations	0.13	0.04		0.03	0.68	0.23

Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–

Dividends from Net Investment Income	(0.19)	(0.20)		(0.19)	(0.20)	(0.21)
Distributions from Net Realized Gains	(0.07)	(0.05)		(0.09)	(0.10)	–

Total Distributions	(0.26)	(0.25)		(0.28)	(0.30)	(0.21)

Net Asset Value, End of Year	$11.06	$11.19		$11.40	$11.65	$11.27

Total Return†	1.17%	0.44%		0.23%	6.08%	2.07%

Ratios/Supplemental Data
Net Assets End of Year (000)	$56	$55		$54	$1	$1
Ratio of Expenses to Average Net Assets	1.51%	1.42	%(3)	1.50%	1.51%	1.48%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.89	%(3)	1.65%	1.71%	1.88%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.59%	1.53%		1.54%	1.51%	1.50%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.52%	1.78%		1.61%	1.71%	1.86%
Portfolio Turnover Rate	9%	4%		14%	21%	19%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment represented a 0.13% and 0.07% impact to Class A and Class C ratios, respectively, and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders. Excluding this item, the expense ratios would have been higher and the income ratios would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$11.13	$11.39		$11.70	$11.34	$11.40	$11.10	$11.35		$11.66	$11.31		$11.36
Net Investment Income(1)	0.28	0.32		0.34	0.35	0.36	0.25	0.29		0.31	0.33		0.33
Realized and Unrealized Gain (Loss) on Investments	(0.10)	(0.11)		(0.17)	0.57	0.07	(0.10)	(0.10)		(0.17)	0.56		0.08
Total from Investment Operations	0.18	0.21		0.17	0.92	0.43	0.15	0.19		0.14	0.89		0.41
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–
Dividends from Net Investment Income	(0.28)	(0.32)		(0.34)	(0.35)	(0.36)	(0.25)	(0.29)		(0.31)	(0.33)		(0.33)
Distributions from Net Realized Gains	(0.15)	(0.15)		(0.14)	(0.21)	(0.13)	(0.15)	(0.15)		(0.14)	(0.21)		(0.13)
Total Distributions	(0.43)	(0.47)		(0.48)	(0.56)	(0.49)	(0.40)	(0.44)		(0.45)	(0.54)		(0.46)
Net Asset Value, End of Year	$10.88	$11.13		$11.39	$11.70	$11.34	$10.85	$11.10		$11.35	$11.66		$11.31

Total Return†	1.58%	2.01%		1.47%	8.29%	3.85%	1.36%	1.82%		1.18%	7.98%		3.66%
Ratios/Supplemental Data
Net Assets End of Year (000)	$44,480	$56,863		$76,086	$82,881	$86,010	$4,515	$5,294		$6,567	$7,843		$9,887
Ratio of Expenses to Average Net Assets	0.61%	0.58%		0.56%	0.55%	0.55%	0.90%	0.80	%(3)	0.84%	0.76	%(4)	0.83%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.90%		2.93%	3.03%	3.17%	2.27%	2.67	%(3)	2.65%	2.83	%(4)	2.89%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.61%	0.58%		0.56%	0.55%	0.55%	0.90%	0.85%		0.84%	0.83%		0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	2.53%	2.90%		2.93%	3.03%	3.17%	2.27%	2.62%		2.65%	2.76%		2.89%
Portfolio Turnover Rate	15%	11%		15%	14%	14%	15%	11%		15%	14%		14%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2015	2014		2013	2012	2011
Net Asset Value, Beginning of Year	$11.06	$11.32		$11.63	$11.28	$11.35
Net Investment Income(1)	0.18	0.21		0.22	0.23	0.24
Realized and Unrealized Gain (Loss) on Investments	(0.10)	(0.11)		(0.17)	0.56	0.06
Total from Investment Operations	0.08	0.10		0.05	0.79	0.30
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–
Dividends from Net Investment Income	(0.17)	(0.21)		(0.22)	(0.23)	(0.24)
Distributions from Net Realized Gains	(0.15)	(0.15)		(0.14)	(0.21)	(0.13)
Total Distributions	(0.32)	(0.36)		(0.36)	(0.44)	(0.37)
Net Asset Value, End of Year	$10.82	$11.06		$11.32	$11.63	$11.28

Total Return†	0.66%	0.99%		0.45%	7.16%	2.73%
Ratios/Supplemental Data
Net Assets End of Year (000)	$458	$459		$620	$692	$1,009
Ratio of Expenses to Average Net Assets	1.63%	1.58%		1.56%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.90%		1.94%	2.04%	2.17%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.63%	1.58%		1.56%	1.55%	1.55%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.59%	1.90%		1.94%	2.04%	2.17%
Portfolio Turnover Rate	15%	11%		15%	14%	14%

*	Amount represents less than $0.005 per share.

†	Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.

(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Limited Maturity Bond Fund
	Class I						Class A
	2015	2014		2013	2012	2011	2015	2014		2013	2012		2011
Net Asset Value, Beginning of Year	$10.50	$10.52		$10.64	$10.44	$10.39	$10.50	$10.53		$10.64	$10.45		$10.39
Net Investment Income(1)	0.16	0.15		0.17	0.19	0.20	0.13	0.12		0.14	0.17		0.17
Realized and Unrealized Gain (Loss) on Investments	(0.11)	–	*	(0.10)	0.20	0.05	(0.11)	(0.01)		(0.09)	0.19		0.06
Total from Investment Operations	0.05	0.15		0.07	0.39	0.25	0.02	0.11		0.05	0.36		0.23
Contributions of Capital by Affiliate(1)	–	–	*(2)	–	–	–	–	–	*(2)	–	–		–
Dividends from Net Investment Income	(0.16)	(0.15)		(0.17)	(0.19)	(0.20)	(0.13)	(0.12)		(0.14)	(0.17)		(0.17)
Distributions from Net Realized Gains	–	(0.02)		(0.02)	–	–	–	(0.02)		(0.02)	–		–
Total Distributions	(0.16)	(0.17)		(0.19)	(0.19)	(0.20)	(0.13)	(0.14)		(0.16)	(0.17)		(0.17)
Net Asset Value, End of Year	$10.39	$10.50		$10.52	$10.64	$10.44	$10.39	$10.50		$10.53	$10.64		$10.45

Total Return†	0.46%	1.47%		0.67%	3.78%	2.40%	0.19%	1.12%		0.49%	3.45%		2.21%

Ratios/Supplemental Data
Net Assets End of Year (000)	$133,081	$144,797		$145,668	$140,442	$128,926	$452	$470		$541	$526		$522
Ratio of Expenses to Average Net Assets	0.53%	0.53%		0.53%	0.53%	0.53%	0.81%	0.80	%(3)	0.81%	0.76	%(4)	0.81%
Ratio of Net Investment Income to Average Net Assets	1.50%	1.42%		1.60%	1.81%	1.89%	1.23%	1.19	%(3)	1.32%	1.59	%(4)	1.61%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.55%	0.54%		0.55%	0.53%	0.55%	0.83%	0.83%		0.83%	0.82%		0.83%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	1.48%	1.41%		1.58%	1.81%	1.87%	1.21%	1.16%		1.30%	1.53%		1.59%
Portfolio Turnover Rate	36%	48%		51%	19%	43%	36%	48%		51%	19%		43%

*	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

(4)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 6.6%
Automotive — 3.3%
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	$340	$340
Ford Credit Auto Owner Trust,
Series 2014-C, Cl A3
1.060%, 05/15/19	470	471
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A2A
0.810%, 01/15/18	290	290
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	465	465
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	820	821
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,265	1,265
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	99	99
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	719	720
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	405	406

		4,877

Credit Cards — 2.7%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	850	854
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,520	1,520
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	715	720
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,000	1,001

		4,095

Equipment — 0.4%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	575	576

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	254

Total Asset-Backed Securities
(Cost $9,783)		9,802

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	$2,511	$2,523
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	3	3

Total Commercial Mortgage-Backed Securities
(Cost $2,494)		2,526
CORPORATE BONDS — 32.1%
Aerospace — 0.3%
United Technologies
4.500%, 06/01/42	420	434

Automotive — 0.3%
Toyota Motor Credit (MTN)
3.400%, 09/15/21	470	502

Cable — 2.3%
21st Century Fox America
8.450%, 08/01/34	515	707
DIRECTV Holdings LLC
4.600%, 02/15/21	350	377
4.450%, 04/01/24	415	434
Discovery Communications LLC
3.250%, 04/01/23	630	612
Scripps Networks Interactive
2.800%, 06/15/20	415	413
Thomson Reuters
3.850%, 09/29/24	415	423
Time Warner Cable
4.500%, 09/15/42	610	527

		3,493

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	430	457
Hasbro
6.300%, 09/15/17	554	611

		1,068

Consumer Staples — 0.3%
Procter & Gamble
5.550%, 03/05/37	325	407

Energy — 5.5%
Boardwalk Pipelines LP
3.375%, 02/01/23	473	435
BP Capital Markets PLC
3.245%, 05/06/22	545	553
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	400	420
ConocoPhillips
6.500%, 02/01/39	245	315
4.150%, 11/15/34	410	412
Continental Resources
5.000%, 09/15/22	860	858
Energy Transfer Partners LP
4.050%, 03/15/25	385	375
EQT
5.150%, 03/01/18	125	133

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
4.875%, 11/15/21	$645	$686
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	236	272
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	582	649
ONEOK Partners LP
6.125%, 02/01/41	195	193
Petroleos Mexicanos
6.000%, 03/05/20	390	441
4.250%, 01/15/25 144A	125	124
Phillips 66
4.650%, 11/15/34	400	405
Rowan
4.750%, 01/15/24#	680	657
Shell International Finance BV
4.125%, 05/11/35	265	266
Southwestern Energy
4.100%, 03/15/22	520	520
Williams Partners LP
4.125%, 11/15/20	425	449

		8,163

Financials — 7.7%
Abbey National Treasury Services PLC
3.050%, 08/23/18	560	583
American Express Credit (GMTN)
2.250%, 08/15/19	610	614
American Express Credit (MTN)
2.375%, 05/26/20	225	225
Bank of America (MTN)
5.625%, 07/01/20	275	314
4.250%, 10/22/26	230	231
4.200%, 08/26/24	425	431
3.300%, 01/11/23	250	250
BBVA Bancomer SA
4.375%, 04/10/24 144A	450	467
Brixmor Operating Partnership LP REIT
3.850%, 02/01/25	410	406
Capital One Financial
6.150%, 09/01/16	500	531
Citigroup
6.125%, 11/21/17	660	730
5.500%, 09/13/25	415	462
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	300	296
Deutsche Bank AG
1.400%, 02/13/17	390	390
Goldman Sachs Group
5.750%, 01/24/22	415	478
4.000%, 03/03/24	225	232
Goldman Sachs Group (MTN)
3.850%, 07/08/24	300	306
JPMorgan Chase
4.625%, 05/10/21	545	600
3.375%, 05/01/23	655	649
Morgan Stanley
4.875%, 11/01/22	585	630
4.750%, 03/22/17	320	339
Royal Bank of Canada
1.200%, 09/19/17	1,180	1,181

	Par (000)	Value (000)

Wells Fargo
5.900%, 12/29/49 (A)	$480	$494
Wells Fargo (MTN)
3.300%, 09/09/24	620	623

		11,462

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	380	395
Diageo Capital PLC
2.625%, 04/29/23	405	397
Kraft Foods Group
5.000%, 06/04/42	400	412
Sysco
4.350%, 10/02/34	395	403

		1,607

Healthcare — 2.0%
Actavis Funding SCS
3.450%, 03/15/22	580	584
1.300%, 06/15/17	160	159
Amgen
4.400%, 05/01/45	230	220
3.875%, 11/15/21	425	452
Gilead Sciences
3.700%, 04/01/24	700	728
Johnson & Johnson
5.950%, 08/15/37	288	379
Novartis Capital
3.700%, 09/21/42	480	464

		2,986

Industrials — 0.8%
Avnet
5.875%, 06/15/20	350	393
General Electric
4.125%, 10/09/42	795	792

		1,185

Insurance — 1.8%
Assurant
2.500%, 03/15/18	535	544
Berkshire Hathaway Finance
4.250%, 01/15/21	415	459
MetLife
6.400%, 12/15/66	380	434
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	390	416
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	275	280
XLIT
2.300%, 12/15/18	510	516

		2,649

Materials — 1.6%
Allegheny Technologies
6.375%, 08/15/23	435	456
ArcelorMittal
7.750%, 10/15/39	335	344
Cytec Industries
3.950%, 05/01/25	440	444

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — continued
Freeport-McMoRan
3.550%, 03/01/22	$830	$784
Fresnillo PLC
5.500%, 11/13/23 144A	300	323

		2,351

Real Estate Investment Trusts — 1.4%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	105	108
3.750%, 04/15/23	640	643
Digital Realty Trust LP
5.875%, 02/01/20	630	715
Realty Income
3.250%, 10/15/22	640	634

		2,100

Retail — 1.4%
Amazon.com
3.300%, 12/05/21	295	303
eBay
2.600%, 07/15/22	300	285
Priceline Group
3.650%, 03/15/25	370	371
Wal-Mart Stores
5.250%, 09/01/35	925	1,086

		2,045

Technology — 1.8%
Apple
3.850%, 05/04/43	755	706
KLA-Tencor
4.125%, 11/01/21	825	856
Oracle
4.300%, 07/08/34	435	440
QUALCOMM
3.000%, 05/20/22	745	747

		2,749

Telecommunications — 1.0%
AT&T
6.300%, 01/15/38	280	318
4.500%, 05/15/35	105	99
GTE
6.940%, 04/15/28	830	1,044

		1,461

Transportation — 0.7%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	220	223
4.150%, 04/01/45	190	180
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	224
FedEx
3.900%, 02/01/35	490	463

		1,090

Utilities — 1.4%
Berkshire Hathaway Energy
6.125%, 04/01/36	407	491

	Par (000)	Value (000)

Duke Energy Progress
4.150%, 12/01/44	$225	$228
Exelon Generation LLC
4.000%, 10/01/20	677	713
Florida Power & Light
4.050%, 10/01/44	225	225
Puget Sound Energy
5.757%, 10/01/39	372	457

		2,114

Total Corporate Bonds
(Cost $46,646)		47,866

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	525	618

Total Municipal Bond
(Cost $564)		618

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 27.4%
Federal Home Loan Mortgage Corporation — 2.6%
9.500%, 10/01/20	10	10
8.500%, 09/01/16	–	–
8.000%, 07/01/25	23	27
7.500%, 09/01/30	–	–
6.000%, 09/01/19	7	7
5.500%, 06/01/33	–	–
4.500%, 07/01/40	770	837
4.500%, 06/01/41	1,372	1,492
3.500%, 06/01/42	1,059	1,106
3.000%, 12/01/42	385	390
2.335%, 01/01/36 (A)	6	6
2.254%, 12/01/36 (A)	7	8

		3,883

Federal National Mortgage Association — 22.1%
9.000%, 11/01/24	49	56
8.000%, 03/01/31	1	1
6.000%, 09/01/37	3	3
5.500%, 12/01/33	760	864
5.500%, 05/01/35	258	292
5.500%, 03/01/36	27	31
5.000%, 08/01/37	638	710
5.000%, 03/01/40	642	716
4.500%, 10/01/39	1,883	2,052
4.500%, 03/01/40	355	387
4.500%, 04/01/40	534	586
4.500%, 07/01/40	31	34
4.500%, 04/01/41	719	784
4.500%, 04/01/44	686	746
4.000%, 09/01/39	20	21
4.000%, 11/01/40	1,363	1,458
4.000%, 01/01/41	1,021	1,101
4.000%, 02/01/41	1,028	1,101
4.000%, 11/01/41	35	37
4.000%, 12/01/41	887	950
4.000%, 02/01/42	1,785	1,911
4.000%, 07/01/42	691	742
3.500%, 09/01/26	861	915
3.500%, 01/01/28	1,261	1,340

See Notes to Financial Statements.

PNC Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
3.500%, 09/01/29	$468	$497
3.500%, 03/01/41	1,399	1,464
3.500%, 07/01/42	687	721
3.500%, 08/01/42	1,603	1,677
3.500%, 10/01/42	1,603	1,676
3.500%, 11/01/42	60	63
3.500%, 02/01/43	1,662	1,742
3.000%, 06/01/27	538	563
3.000%, 11/01/27	726	760
3.000%, 11/01/42	1,267	1,287
3.000%, 04/01/43	2,263	2,297
3.000%, 06/01/43	1,247	1,265
2.500%, 11/01/27	2,100	2,154
1.917%, 08/01/35 (A)	5	5

		33,009

Government National Mortgage Association — 2.7%
8.500%, 11/15/21	23	23
8.500%, 07/15/22	5	5
8.250%, 04/20/17	1	1
6.000%, 01/15/32	1	1
4.500%, 07/15/39	642	703
4.500%, 10/20/43	603	653
4.000%, 09/15/41	1,109	1,193
3.500%, 12/20/42	1,331	1,399

		3,978

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $39,816)		40,870

U.S. TREASURY OBLIGATIONS — 30.8%
U.S. Treasury Bonds — 3.2%
4.500%, 02/15/36	316	409
3.750%, 08/15/41	2,295	2,679
3.125%, 08/15/44	1,600	1,674

		4,762

U.S. Treasury Notes — 27.6%
3.000%, 09/30/16	130	134
2.500%, 08/15/23	1,380	1,434
2.375%, 08/15/24	1,380	1,412
1.625%, 07/31/19	445	451
1.625%, 08/15/22	200	196
1.250%, 08/31/15	5,980	5,998
1.250%, 10/31/15	4,520	4,542
1.250%, 01/31/19	1,010	1,013
1.250%, 10/31/19	3,620	3,601
0.375%, 06/15/15	3,920	3,920
0.375%, 01/15/16	930	931
0.250%, 07/31/15	5,535	5,536
0.250%, 09/15/15	11,850	11,857

		41,025

Total U.S. Treasury Obligations
(Cost $45,612)		45,787

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.9%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	1,337,793	$1,338

Total Money Market Fund
(Cost $1,338)		1,338
Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 99.9%
(Cost $146,253)		148,807
SHORT-TERM INVESTMENT PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.4%

Money Market Fund — 0.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	580,698	581

Total Short-Term Investment Purchased with Collateral From
Securities Loaned
(Cost $581)‡		581

TOTAL INVESTMENTS — 100.3%
(Cost $146,834)*		149,388

Other Assets & Liabilities – (0.3)%		(444)

TOTAL NET ASSETS — 100.0%		$148,944

*	Aggregate cost for Federal income tax purposes is (000) $146,951.

Gross unrealized appreciation (000)	$2,951
Gross unrealized depreciation (000)	(514)

Net unrealized appreciation (000)	$2,437

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $559 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,130 (000) and represents 1.4% of net assets as of May 31, 2015.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Securities	$–	$9,802	$–	$9,802

Commercial Mortgage-Backed Securities	–	2,526	–	2,526

Corporate Bonds	–	47,866	–	47,866

Money Market Fund	1,338	–	–	1,338

Municipal Bond	–	618	–	618

Short-Term Investment Purchased with Collateral From Securities Loaned	581	–	–	581

U.S. Government Agency Mortgage-Backed Obligations	–	40,870	–	40,870

U.S. Treasury Obligations	–	45,787	–	45,787

Total Assets - Investments in Securities	$1,919	$147,469	$–	$149,388

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Liabilities:

Payable for collateral received for loaned securities	$–	$581	$–	$581

Total Liabilities - Collateral Received for Loaned Securities	$–	$581	$–	$581

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Government Mortgage Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 90.9%
Federal Home Loan Mortgage Corporation — 9.4%
9.000%, 04/01/16 to 09/01/20	$9	$10
8.500%, 11/01/18 to 01/01/22	13	14
8.000%, 02/01/17 to 03/01/22	8	8
7.000%, 05/01/31	10	10
6.000%, 10/01/32	136	156
5.500%, 03/01/28	89	102
4.500%, 03/01/40 to 07/01/40	1,480	1,627
4.000%, 09/01/40 to 01/01/41	929	993
3.500%, 06/01/42 to 12/01/42	2,281	2,382
3.000%, 04/01/43	488	494

		5,796

Federal National Mortgage Association — 66.5%
10.000%, 06/01/21	3	3
9.000%, 02/01/17 to 10/01/19	3	3
8.500%, 11/01/21 to 09/01/23	6	7
8.000%, 02/01/23 to 03/01/23	4	4
7.500%, 09/01/22 to 07/01/31	85	103
7.000%, 12/01/15 to 09/01/31	38	40
6.500%, 04/01/16 to 02/01/38	908	1,066
6.000%, 01/01/37	637	736
5.500%, 12/01/18 to 01/01/35	1,521	1,719
5.000%, 10/01/35 to 10/01/39	1,745	1,950
4.500%, 06/01/20 to 09/01/43	4,784	5,224
4.000%, 07/01/25 to 12/01/42	8,351	8,944
3.500%, 08/01/26 to 01/01/43	11,067	11,596
3.000%, 04/01/27 to 08/01/43	6,851	7,033
2.500%, 09/01/27 to 04/01/28	2,348	2,408

		40,836

Government National Mortgage Association — 15.0%
9.250%, 12/20/16 to 05/15/21	19	20
9.000%, 06/15/16 to 11/15/24	64	70
8.750%, 12/15/16	11	11
8.500%, 02/15/17 to 09/15/24	66	70
8.000%, 04/15/17 to 04/15/30	130	144
7.500%, 05/15/22 to 09/20/30	240	263
7.000%, 09/20/15 to 07/15/31	370	420
5.000%, 10/15/39	1,198	1,354
4.500%, 03/15/39 to 08/15/39	1,914	2,107
4.000%, 09/15/39 to 10/20/44	2,626	2,818
3.500%, 06/20/42 to 01/20/43	1,811	1,903

		9,180

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $54,210)		55,812

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Notes — 5.8%
0.875%, 05/15/17	$470	$473
0.750%, 02/28/18	3,110	3,099

		3,572

Total U.S. Treasury Obligations
(Cost $3,572)		3,572
COLLATERALIZED MORTGAGE OBLIGATION — 0.0%

Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	22	24

Total Collateralized Mortgage Obligation
(Cost $22)		24

	Number of Shares
MONEY MARKET FUND — 3.3%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	1,991,512	1,992

Total Money Market Fund
(Cost $1,991)		1,992

TOTAL INVESTMENTS — 100.0%
(Cost $59,795)*		61,400

Other Assets & Liabilities – 0.0%		8

TOTAL NET ASSETS — 100.0%		$61,408

*	Aggregate cost for Federal income tax purposes is (000) $59,795.

Gross unrealized appreciation (000)	$1,877
Gross unrealized depreciation (000)	(272)

Net unrealized appreciation (000)	$1,605

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Collateralized Mortgage Obligation	$–	$24	$–	$24

Money Market Fund	1,992	–	–	1,992

U.S. Government Agency Mortgage-Backed Obligations	–	55,812	–	55,812

U.S. Treasury Obligations	–	3,572	–	3,572

Total Assets - Investments in Securities	$1,992	$59,408	$–	$61,400

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
CORPORATE BONDS — 91.2%
Aerospace — 2.3%
Spirit AeroSystems
6.750%, 12/15/20	$423	$446

Automotive — 1.2%
General Motors Escrow Bond
8.375%, 07/15/33* (A) (B) (C)	405	–
Titan International
6.875%, 10/01/20	250	231

		231

Cable — 12.0%
AMC Networks
7.750%, 07/15/21	513	558
Belo
7.750%, 06/01/27	450	500
CCO Holdings LLC
6.625%, 01/31/22	310	330
Sinclair Television Group
6.375%, 11/01/21	400	422
Time
5.750%, 04/15/22 144A	580	564

		2,374

Consumer Services — 17.3%
Avon Products
5.750%, 03/15/23	300	261
Cedar Fair LP
5.250%, 03/15/21	275	287
DreamWorks Animation SKG
6.875%, 08/15/20 144A	350	350
Felcor Lodging LP
5.625%, 03/01/23	325	340
H&E Equipment Services
7.000%, 09/01/22	208	219
Live Nation Entertainment
7.000%, 09/01/20 144A	300	321
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	455	458
Royal Caribbean Cruises
11.875%, 07/15/15	95	96
7.500%, 10/15/27	557	649
Sotheby’s
5.250%, 10/01/22 144A	450	449

		3,430

Energy — 20.3%
Chesapeake Energy
7.250%, 12/15/18	450	485
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	540	516
Denbury Resources
5.500%, 05/01/22	425	405
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	500	537
Global Marine
7.000%, 06/01/28	500	405
Kinder Morgan (GMTN)
7.750%, 01/15/32	337	396
McDermott International
8.000%, 05/01/21 144A	600	537

	Par (000)	Value (000)

Peabody Energy
6.500%, 09/15/20	$625	$322
PHI
5.250%, 03/15/19	400	386
Samson Investment
9.750%, 02/15/20	325	27

		4,016

Food, Beverage & Tobacco — 1.1%
Post Holdings
6.750%, 12/01/21 144A	225	223

Healthcare — 6.0%
DaVita HealthCare Partners
5.750%, 08/15/22	240	255
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	360	374
Halyard Health
6.250%, 10/15/22 144A	200	211
Select Medical
6.375%, 06/01/21	350	352

		1,192

Industrials — 20.3%
Bombardier
7.750%, 03/15/20 144A	500	516
Crown Cork & Seal
7.375%, 12/15/26	85	98
Erickson
8.250%, 05/01/20#	566	429
Howard Hughes
6.875%, 10/01/21 144A	250	262
K Hovnanian Enterprises
7.250%, 10/15/20 144A	350	366
KLX
5.875%, 12/01/22 144A	475	481
Masco
7.750%, 08/01/29	362	416
Owens-Illinois
7.800%, 05/15/18	280	316
PulteGroup
7.875%, 06/15/32	398	462
Springs Industries
6.250%, 06/01/21	250	246
USG
7.875%, 03/30/20 144A	385	416

		4,008

Materials — 5.7%
ArcelorMittal
10.600%, 06/01/19	375	455
Chemtura
5.750%, 07/15/21	350	360
Eldorado Gold
6.125%, 12/15/20 144A	310	305

		1,120

Real Estate Investment Trust — 0.5%
RHP Hotel Properties LP
5.000%, 04/15/23 144A	100	100

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — 2.9%
Hanesbrands
6.375%, 12/15/20	$275	$291
Sally Holdings LLC
6.875%, 11/15/19	275	289

		580

Telecommunications — 1.6%
SBA Telecommunications
5.750%, 07/15/20	300	315

Total Corporate Bonds
(Cost $18,769)		18,035

	Number of Shares
COMMON STOCKS — 1.2%
Automotive — 0.4%
General Motors	1,780	64
Motors Liquidation GUC Trust	413	8

		72

Consumer Discretionary — 0.8%
Houghton Mifflin Harcourt*	6,325	167
Total Common Stocks
(Cost $172)		239

WARRANTS — 0.0%
Automotive — 0.0%
General Motors, Cl A*	43	1
General Motors, Cl B*	43	1
Total Warrants
(Cost $1)		2

MONEY MARKET FUND — 6.3%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (D)	1,243,121	1,243
Total Money Market Fund
(Cost $1,243)		1,243

Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 98.7%
(Cost $20,185)		19,519

	Number of Shares	Value (000)
SHORT-TERM INVESTMENT PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 2.2%
Money Market Fund — 2.2%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (D)	438,466	$438

Total Short-Term Investment Purchased with Collateral From
Securities Loaned
(Cost $438)‡		438
TOTAL INVESTMENTS — 100.9%
(Cost $20,623)**		19,957
Other Assets & Liabilities – (0.9)%		(175)
TOTAL NET ASSETS — 100.0%		$19,782

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $20,626.

Gross unrealized appreciation (000)	$547
Gross unrealized depreciation (000)	(1,216)

Net unrealized depreciation (000)	$(669)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $424 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of May 31, 2015.
(C)	Security in default.
(D)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $5,933 (000) and represents 30.0% of net assets as of May 31, 2015.

See Notes to Financial Statements.

PNC High Yield Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Common Stocks	$239	$–	$–	$239

Corporate Bonds	–	18,035	–	18,035

Money Market Fund	1,243	–	–	1,243

Warrants	2	–	–	2

Short-Term Investment Purchased with Collateral From Securities Loaned	438	–	–	438

Total Assets - Investments in Securities	$1,922	$18,035	$–	$19,957

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Liabilities:

Payable for collateral received for loaned securities	$–	$438	$–	$438

Total Liabilities - Collateral Received for Loaned Securities	$–	$438	$–	$438

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 6.4%
Automotive — 2.1%
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	$1,125	$1,130
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	488	488
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	790	791
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	1,035	1,036
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,165	1,165
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	348	348
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	17	18
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,105	1,107
Volkswagen Auto Loan Enhanced Trust,
Series 2013-1, Cl A3
0.560%, 08/21/17	1,111	1,111

		7,194

Credit Cards — 3.8%
American Express Credit Account Master Trust,
Series 2014-3, Cl A
1.490%, 04/15/20	995	1,002
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	1,655	1,655
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	1,825	1,837
Capital One Multi-Asset Execution Trust,
Series 2015-A1, Cl A
1.390%, 01/15/21	2,610	2,610
Citibank Credit Card Issuance Trust,
Series 2013-A3, Cl A3
1.110%, 07/23/18	1,405	1,411
Discover Card Execution Note Trust,
Series 2013-A2, Cl A2
0.690%, 08/15/18	1,540	1,542
Synchrony Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	859
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,827

		12,743

Equipment — 0.3%
John Deere Owner Trust,
Series 2014-B, Cl A3

	Par (000)	Value (000)

1.070%, 11/15/18	$1,020	$1,022

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	651

Total Asset-Backed Securities
(Cost $21,550)		21,610

CORPORATE BONDS — 41.2%
Automotive — 0.2%
PACCAR Financial (MTN)
0.879%, 12/06/18 (A)	800	803

Cable — 2.7%
DIRECTV Holdings LLC
4.600%, 02/15/21	2,460	2,647
Discovery Communications LLC
4.375%, 06/15/21	640	683
3.300%, 05/15/22	740	736
Thomson Reuters
3.850%, 09/29/24	1,300	1,326
Time Warner
3.400%, 06/15/22	1,385	1,410
3.600%, 07/15/25	360	359
Viacom
3.250%, 03/15/23	1,420	1,370
4.250%, 09/01/23	405	418

		8,949

Consumer Discretionary — 0.7%
Carnival
3.950%, 10/15/20	845	898
Hasbro
6.300%, 09/15/17	1,341	1,478

		2,376

Energy — 7.0%
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,107
BP Capital Markets PLC
3.245%, 05/06/22	1,775	1,801
Chevron
2.411%, 03/03/22	930	924
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	960	1,008
ConocoPhillips
2.875%, 11/15/21	2,605	2,654
Continental Resources
5.000%, 09/15/22	1,825	1,820
Devon Energy
0.721%, 12/15/15 (A)	975	974
Enterprise Products Operating LLC
2.550%, 10/15/19	585	592
EQT
5.150%, 03/01/18	495	529
4.875%, 11/15/21	1,145	1,218
Exxon Mobil
0.311%, 03/15/17 (A)	2,150	2,149
Kinder Morgan Energy Partners LP
5.800%, 03/01/21	1,325	1,479
4.150%, 03/01/22	1,176	1,195

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Petroleos Mexicanos
6.000%, 03/05/20	$805	$909
3.500%, 07/23/20 144A	300	304
4.250%, 01/15/25 144A	410	408
Rowan
4.875%, 06/01/22	1,475	1,469
Southwestern Energy
4.100%, 03/15/22	1,090	1,090
Williams Partners LP
5.250%, 03/15/20	1,285	1,431
4.125%, 11/15/20	390	412

		23,473

Financials — 13.9%
Abbey National Treasury Services PLC
3.050%, 08/23/18	1,365	1,421
American Express
1.550%, 05/22/18	640	638
3.625%, 12/05/24	875	875
American Express Credit
0.789%, 07/29/16 (A)	1,155	1,158
American Honda Finance
0.771%, 10/07/16 (A)	1,250	1,256
American Honda Finance (MTN)
2.250%, 08/15/19	530	537
Bank of America (MTN)
5.625%, 07/01/20	665	759
3.300%, 01/11/23	910	910
4.000%, 04/01/24	255	265
4.200%, 08/26/24	1,150	1,166
Bank of Montreal
0.527%, 07/14/17 (A)	1,500	1,500
BB&T (MTN)
2.250%, 02/01/19	1,200	1,216
6.850%, 04/30/19	10	12
BBVA Bancomer SA
4.375%, 04/10/24 144A	1,270	1,317
BNP Paribas SA (MTN)
1.250%, 12/12/16	15	15
2.700%, 08/20/18	710	731
Brixmor Operating Partnership LP REIT
3.850%, 02/01/25	960	952
Capital One Financial
6.150%, 09/01/16	525	557
3.500%, 06/15/23	1,745	1,766
Citigroup
6.125%, 11/21/17	1,688	1,866
5.500%, 09/13/25	775	862
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25 144A	730	721
Deutsche Bank AG
1.400%, 02/13/17	820	821
1.350%, 05/30/17	455	454
General Electric Capital (GMTN)
3.150%, 09/07/22	780	800
Goldman Sachs Group
5.750%, 01/24/22	780	898
4.000%, 03/03/24	760	783
Goldman Sachs Group (MTN)
3.850%, 07/08/24	510	520

	Par (000)	Value (000)

HSBC Bank USA NA
4.875%, 08/24/20	$1,215	$1,360
John Deere Capital (MTN)
0.382%, 02/25/16 (A)	1,540	1,541
JPMorgan Chase
6.125%, 06/27/17	411	448
4.625%, 05/10/21	865	952
3.375%, 05/01/23	1,585	1,571
Korea Development Bank
1.000%, 01/22/16	1,000	1,002
Morgan Stanley
4.750%, 03/22/17	1,005	1,065
4.875%, 11/01/22	1,280	1,379
MUFG Americas Holdings
3.500%, 06/18/22	1,400	1,440
Royal Bank of Canada
1.200%, 09/19/17	1,560	1,561
1.875%, 02/05/21	2,400	2,392
Svenska Handelsbanken AB
3.125%, 07/12/16	660	677
Toronto-Dominion Bank (GMTN)
2.125%, 07/02/19	1,240	1,251
US Bancorp (MTN)
2.950%, 07/15/22	1,190	1,193
Wells Fargo
3.450%, 02/13/23	660	669
4.125%, 08/15/23	700	740
Wells Fargo (MTN)
3.300%, 09/09/24	765	769
4.100%, 06/03/26	575	592
Westpac Banking
2.250%, 07/30/18	1,355	1,383

		46,761

Food, Beverage & Tobacco — 1.9%
Anheuser-Busch InBev Finance
3.700%, 02/01/24	1,340	1,392
Coca-Cola
0.378%, 11/01/16 (A)	860	861
Diageo Capital PLC
2.625%, 04/29/23	1,180	1,158
Mondelez International
2.250%, 02/01/19	1,010	1,022
PepsiCo
2.750%, 03/05/22	1,020	1,031
Sysco
3.000%, 10/02/21	850	866

		6,330

Healthcare — 1.5%
Actavis Funding SCS
3.450%, 03/15/22	990	997
Aetna
1.500%, 11/15/17	625	628
Amgen
3.875%, 11/15/21	1,245	1,324
Gilead Sciences
3.700%, 04/01/24	1,165	1,212
McKesson
0.665%, 09/10/15 (A)	705	705

		4,866

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 0.3%
Republic Services
5.000%, 03/01/20	$850	$945

Insurance — 2.0%
ACE INA Holdings
2.600%, 11/23/15	500	505
Aon
3.500%, 09/30/15	1,310	1,322
Assurant
2.500%, 03/15/18	800	813
Berkshire Hathaway
3.750%, 08/15/21#	1,895	2,059
MetLife
4.368%, 09/15/23	645	696
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	650	662
XLIT
2.300%, 12/15/18	805	815

		6,872

Materials — 1.6%
Allegheny Technologies
6.375%, 08/15/23	665	696
Cytec Industries
3.950%, 05/01/25	910	919
Freeport-McMoRan
3.550%, 03/01/22	1,875	1,770
Fresnillo PLC
5.500%, 11/13/23 144A	700	754
Packaging Corporation of America
4.500%, 11/01/23	1,055	1,113

		5,252

Real Estate Investment Trusts — 2.4%
American Campus Communities Operating
Partnership LP
3.750%, 04/15/23	1,570	1,578
4.125%, 07/01/24	335	344
Boston Properties LP
5.625%, 11/15/20	1,060	1,227
Digital Realty Trust LP
5.875%, 02/01/20	1,380	1,565
5.250%, 03/15/21	275	305
Realty Income
3.250%, 10/15/22	1,405	1,391
Ventas Realty LP
3.500%, 02/01/25	1,845	1,813

		8,223

Retail — 0.7%
eBay
2.600%, 07/15/22	520	494
Priceline Group
3.650%, 03/15/25	735	737
Yum! Brands
3.750%, 11/01/21	1,200	1,231

		2,462

Technology — 2.8%
Apple
2.400%, 05/03/23	1,465	1,420

	Par (000)	Value (000)

Hewlett-Packard
4.375%, 09/15/21	$1,145	$1,217
Intel
2.700%, 12/15/22	1,210	1,204
KLA-Tencor
4.125%, 11/01/21	1,750	1,816
Oracle
2.500%, 05/15/22	1,040	1,024
2.500%, 10/15/22	525	515
QUALCOMM
3.000%, 05/20/22	1,710	1,715
Xilinx
3.000%, 03/15/21	605	620

		9,531

Telecommunications — 1.6%
AT&T
5.500%, 02/01/18	1,077	1,184
3.900%, 03/11/24	575	592
Telefonica Emisiones SA Unipersonal
5.134%, 04/27/20	685	761
Verizon Communications
5.150%, 09/15/23	2,405	2,687

		5,224

Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.050%, 03/15/22	1,765	1,799

Utilities — 1.4%
Berkshire Hathaway Energy
3.500%, 02/01/25	730	738
Exelon Generation LLC
4.000%, 10/01/20	2,250	2,368
Metropolitan Edison
7.700%, 01/15/19	900	1,065
PPL Capital Funding
3.500%, 12/01/22	495	505

		4,676

Total Corporate Bonds
(Cost $136,364)		138,542

See Notes to Financial Statements.

PNC Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 50.5%
U.S. Treasury Notes — 50.5%
3.000%, 09/30/16	$21,737	$22,481
2.500%, 08/15/23	3,470	3,606
2.375%, 08/15/24	4,625	4,734
1.625%, 07/31/19	19,230	19,466
1.625%, 08/15/22	2,755	2,706
1.500%, 08/31/18	2,155	2,186
1.250%, 08/31/15	715	717
1.250%, 10/31/15	10,360	10,409
1.250%, 01/31/19	36,460	36,557
1.250%, 10/31/19	7,740	7,699
1.000%, 03/31/17	11,500	11,592
0.875%, 12/31/16	3,865	3,889
0.375%, 01/15/16	43,595	43,653

Total U.S. Treasury Obligations
(Cost $168,811)		169,695

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	5,006,833	$5,007

Total Money Market Fund
(Cost $5,007)		5,007

Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 99.6%
(Cost $331,732)		334,854
SHORT-TERM INVESTMENT PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.6%

Money Market Fund — 0.6%
PNC Advantage Institutional Money
Market Fund, Institutional Shares
0.050%† (B)	2,014,200	2,014

Total Short-Term Investment Purchased with Collateral From
Securities Loaned
(Cost $2,014)‡		2,014

TOTAL INVESTMENTS — 100.2%
(Cost $333,746)*		336,868
Other Assets & Liabilities – (0.2)%		(822)

TOTAL NET ASSETS — 100.0%		$336,046

*	Aggregate cost for Federal income tax purposes is (000) $333,866.

Gross unrealized appreciation (000)	$3,721
Gross unrealized depreciation (000)	(719)

Net unrealized appreciation (000)	$3,002

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,956 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,166 (000) and represents 1.2% of net assets as of May 31, 2015.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Securities	$–	$21,610	$–	$21,610

Corporate Bonds	–	138,542	–	138,542

Money Market Fund	5,007	–	–	5,007

Short-Term Investment Purchased with Collateral From Securities Loaned	2,014	–	–	2,014

U.S. Treasury Obligations	–	169,695	–	169,695

Total Assets - Investments in Securities	$7,021	$329,847	$–	$336,868

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Liabilities:

Payable for collateral received for loaned securities	$–	$2,014	$–	$2,014

Total Liabilities - Collateral Received for Loaned Securities	$–	$2,014	$–	$2,014

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 20.1%
Automotive — 10.0%
BMW Vehicle Owner Trust,
Series 2013-A, Cl A3
0.670%, 11/27/17	$4,205	$4,209
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	263	263
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	3,260	3,263
Ford Credit Auto Owner Trust,
Series 2015-A, Cl A3
1.280%, 09/15/19	1,930	1,938
Honda Auto Receivables Owner Trust,
Series 2013-2, Cl A3
0.530%, 02/16/17	2,138	2,138
Honda Auto Receivables Owner Trust,
Series 2013-3, Cl A3
0.770%, 05/15/17	1,122	1,123
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A3
1.050%, 10/15/18	2,865	2,869
Hyundai Auto Receivables Trust,
Series 2014-A, Cl A3
0.790%, 07/16/18	2,445	2,446
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A3
1.050%, 04/15/19	1,615	1,615
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	519	519
Nissan Auto Receivables Owner Trust,
Series 2013-B, Cl A4
1.310%, 10/15/19	4,150	4,166
Toyota Auto Receivables Owner Trust,
Series 2014-C, Cl A3
0.930%, 07/16/18	1,490	1,493
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A3
1.120%, 02/15/19	2,280	2,284
Volkswagen Auto Lease Trust,
Series 2015-A, Cl A3
1.250%, 12/20/17	1,305	1,308
Volkswagen Auto Loan Enhanced Trust,
Series 2013-2, Cl A3
0.700%, 04/20/18	3,230	3,228

		32,862

Credit Cards — 7.2%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	4,450	4,458
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	4,255	4,255
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	4,220	4,248

	Par (000)	Value (000)

Chase Issuance Trust,
Series 2014-A1, Cl A1
1.150%, 01/15/19	$5,860	$5,883
Citibank Credit Card Issuance Trust,
Series 2014-A4, Cl A4
1.230%, 04/24/19	4,600	4,612

		23,456

Equipment — 2.3%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	3,203	3,205
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	4,400	4,407

		7,612

Utilities — 0.6%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.900%, 04/15/18	2,088	2,089

Total Asset-Backed Securities
(Cost $65,935)		66,019

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	1,045	1,089
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	773	811
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	396	400
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	511	521
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	1,078	1,127
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	322	333
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	988	1,019
Freddie Mac, Series 3741, Cl PA
2.150%, 02/15/35	4,701	4,782
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	1,372	1,436
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	132	132

Total Collateralized Mortgage Obligations
(Cost $11,699)		11,650

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	188	188
Total Commercial Mortgage-Backed Security
(Cost $188)		188

CORPORATE BONDS — 30.4%
Automotive — 2.7%
Daimler Finance North America LLC
1.250%, 01/11/16 144A	1,400	1,404

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Automotive — continued
1.650%, 03/02/18 144A	$700	$702
Hyundai Capital America
2.000%, 03/19/18 144A	1,835	1,846
Toyota Motor Credit (MTN)
2.050%, 01/12/17	1,420	1,450
1.450%, 01/12/18	585	588
Volkswagen Group of America Finance LLC
1.250%, 05/23/17 144A	1,950	1,954
1.650%, 05/22/18 144A	825	827

		8,771

Cable — 1.6%
DIRECTV Holdings LLC
3.125%, 02/15/16	1,225	1,244
2.400%, 03/15/17	385	390
Thomson Reuters
0.875%, 05/23/16	1,420	1,419
1.300%, 02/23/17	210	210
1.650%, 09/29/17	605	606
Viacom
6.250%, 04/30/16	1,465	1,535

		5,404

Consumer Discretionary — 0.6%
Carnival
1.200%, 02/05/16	1,860	1,864

Energy — 2.2%
BP Capital Markets PLC
1.674%, 02/13/18	1,660	1,674
Enterprise Products Operating LLC
1.250%, 08/13/15	950	951
1.650%, 05/07/18	535	536
Kinder Morgan
2.000%, 12/01/17	1,695	1,699
Marathon Oil
0.900%, 11/01/15	1,700	1,699
TransCanada PipeLines
1.875%, 01/12/18	520	525

		7,084

Financials — 15.0%
Abbey National Treasury Services PLC
1.650%, 09/29/17	3,300	3,317
American Express Credit
1.300%, 07/29/16	800	804
American Express Credit (MTN)
1.550%, 09/22/17	520	523
Bank of America (MTN)
1.350%, 11/21/16	1,500	1,503
Bank of America NA
5.300%, 03/15/17	1,671	1,779
BNP Paribas SA (MTN)
1.250%, 12/12/16	1,350	1,354
1.375%, 03/17/17	1,100	1,102
Capital One Financial
1.000%, 11/06/15	2,705	2,709
Citigroup
4.450%, 01/10/17	3,160	3,314
Commonwealth Bank of Australia
1.125%, 03/13/17	2,200	2,206

	Par (000)	Value (000)

Commonwealth Bank of Australia (GMTN)
1.625%, 03/12/18	$785	$789
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	2,200	2,283
Credit Suisse
1.750%, 01/29/18	450	450
Credit Suisse (GMTN)
1.375%, 05/26/17	1,450	1,451
Deutsche Bank AG
1.400%, 02/13/17	1,700	1,701
1.350%, 05/30/17	1,700	1,695
General Electric Capital
2.900%, 01/09/17	1,500	1,549
Goldman Sachs Group
2.375%, 01/22/18	2,700	2,740
HSBC USA
1.625%, 01/16/18	1,400	1,405
JPMorgan Chase
1.625%, 05/15/18	3,250	3,241
Lloyds Bank PLC
1.750%, 03/16/18	1,225	1,228
1.750%, 05/14/18	510	511
Morgan Stanley
4.750%, 03/22/17	2,335	2,475
MUFG Americas Holdings
1.625%, 02/09/18	535	535
National Australia Bank (MTN)
2.750%, 03/09/17	1,225	1,262
Royal Bank of Canada
1.200%, 09/19/17	3,280	3,282
UBS AG (MTN)
1.375%, 08/14/17	700	699
1.800%, 03/26/18	635	635
Wells Fargo
3.676%, 06/15/16 (A)	780	803
Wells Fargo (MTN)
2.100%, 05/08/17	1,540	1,571
Westpac Banking
1.200%, 05/19/17	360	361

		49,277

Food, Beverage & Tobacco — 1.2%
Anheuser-Busch
5.600%, 03/01/17	1,200	1,297
Kellogg
1.750%, 05/17/17	1,180	1,193
Kraft Foods Group
1.625%, 06/04/15	900	900
Nabisco
7.550%, 06/15/15	633	635

		4,025

Healthcare — 1.4%
AbbVie
1.800%, 05/14/18	1,595	1,596
Actavis Funding SCS
1.300%, 06/15/17	1,200	1,194
Amgen
1.250%, 05/22/17	1,775	1,774

		4,564

See Notes to Financial Statements.

PNC Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — 0.3%
Caterpillar Financial Services (MTN)
1.250%, 08/18/17	$850	$854

Materials — 0.4%
Rio Tinto Finance USA PLC
1.375%, 06/17/16	1,415	1,420

Real Estate Investment Trust — 0.3%
Realty Income
2.000%, 01/31/18	836	843

Retail — 0.5%
Walgreen
1.800%, 09/15/17	1,600	1,612

Technology — 1.7%
Amphenol
1.550%, 09/15/17	1,560	1,565
Hewlett-Packard
3.000%, 09/15/16	1,550	1,586
Johnson Controls
5.500%, 01/15/16	1,785	1,837
QUALCOMM
1.400%, 05/18/18	765	765

		5,753

Telecommunications — 1.5%
AT&T
5.500%, 02/01/18	2,260	2,485
Verizon Communications
2.500%, 09/15/16	1,618	1,646
1.350%, 06/09/17	825	824

		4,955

Utilities — 1.0%
Berkshire Hathaway Energy
1.100%, 05/15/17	1,450	1,449
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,725	1,725

		3,174
Total Corporate Bonds
(Cost $99,324)		99,600
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corporation — 0.6%
6.000%, 05/01/21	182	191
5.500%, 03/01/22	207	227
5.500%, 04/01/22	264	288
4.500%, 02/01/19	166	173
4.500%, 05/01/19	564	590
2.285%, 03/01/36 (B)	312	332

		1,801

Federal National Mortgage Association — 3.6%
6.000%, 09/01/16	23	24
5.500%, 09/01/17	93	98
5.500%, 10/01/17	43	45
5.500%, 11/01/18	130	137
5.000%, 06/01/18	116	121
5.000%, 12/01/21	192	202
4.500%, 06/01/21	530	553

	Par (000)	Value (000)

4.000%, 08/01/21	$337	$358
3.500%, 01/01/24	2,471	2,624
3.000%, 01/01/22	1,571	1,641
3.000%, 06/01/22	2,133	2,229
3.000%, 10/01/23	1,666	1,741
2.456%, 04/01/35 (B)	421	450
2.415%, 11/01/32 (B)	34	36
2.287%, 09/01/36 (B)	391	420
2.241%, 01/01/36 (B)	352	374
2.233%, 12/01/34 (B)	221	236
2.109%, 07/01/34 (B)	268	284
2.063%, 08/01/33 (B)	277	294

		11,867
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $13,273)		13,668

U.S. TREASURY OBLIGATIONS — 40.1%
U.S. Treasury Notes — 40.1%
0.875%, 05/15/17	13,270	13,343
0.875%, 08/15/17	14,130	14,188
0.750%, 01/15/17	17,000	17,070
0.750%, 10/31/17	16,390	16,385
0.750%, 03/31/18	11,020	10,972
0.625%, 07/15/16	6,160	6,179
0.625%, 11/15/16	22,945	23,001
0.375%, 02/15/16	13,455	13,471
0.250%, 08/15/15	2,470	2,471
0.250%, 05/15/16	14,420	14,415

Total U.S. Treasury Obligations
(Cost $131,133)		131,495

	Number of Shares
MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (C)	3,598,580	3,599
Total Money Market Fund
(Cost $3,599)		3,599

TOTAL INVESTMENTS — 99.5%
(Cost $325,151)*		326,219

Other Assets & Liabilities – 0.5%		1,505
TOTAL NET ASSETS — 100.0%		$327,724

See Notes to Financial Statements.

*	Aggregate cost for Federal income tax purposes is (000) $325,155.

Gross unrealized appreciation (000)	$1,182
Gross unrealized depreciation (000)	(118)

Net unrealized appreciation (000)	$1,064

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on May 31, 2015.
(B)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,733 (000) and represents 2.1% of net assets as of May 31, 2015.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Securities	$–	$66,019	$–	$66,019

Collateralized Mortgage Obligations	–	11,650	–	11,650

Commercial Mortgage-Backed Security	–	188	–	188

Corporate Bonds	–	99,600	–	99,600

Money Market Fund	3,599	–	–	3,599

U.S. Government Agency Mortgage-Backed Obligations	–	13,668	–	13,668

U.S. Treasury Obligations	–	131,495	–	131,495

Total Assets - Investments in Securities	$3,599	$322,620	$–	$326,219

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 5.5%
Automotive — 1.7%
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	$720	$720
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A2
0.680%, 10/16/17	1,000	1,001
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A2A
0.690%, 04/16/18	1,670	1,670
Nissan Auto Lease Trust,
Series 2013-A, Cl A3
0.610%, 04/15/16	8	8
Volkswagen Auto Lease Trust,
Series 2013-A, Cl A3
0.840%, 07/20/16	18	18

		3,417

Credit Cards — 2.6%
American Express Credit Account Master Trust,
Series 2014-2, Cl A
1.260%, 01/15/20	1,215	1,221
BA Credit Card Trust,
Series 2015-A2, Cl A
1.360%, 09/15/20	2,005	2,005
Capital One Multi-Asset Execution Trust,
Series 2014-A5, Cl A
1.480%, 07/15/20	1,080	1,087
Synchrony Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	866

		5,179

Equipment — 0.5%
John Deere Owner Trust,
Series 2014-B, Cl A3
1.070%, 11/15/18	915	916

Utilities — 0.7%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,303

Total Asset-Backed Securities
(Cost $10,680)		10,815
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
CD Commercial Mortgage Trust,
Series 2007-CD4, Cl ASB
5.278%, 12/11/49	442	445
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	1,527	1,535
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	81	81

	Par (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$129	$129

Total Commercial Mortgage-Backed Securities
(Cost $2,125)		2,190

CORPORATE BONDS — 38.6%
Aerospace — 0.7%
Spirit AeroSystems
6.750%, 12/15/20	640	675
United Technologies
4.500%, 06/01/42	605	626

		1,301

Automotive — 0.4%
Lear
5.375%, 03/15/24	495	512
Titan International
6.875%, 10/01/20	275	254

		766

Cable — 2.8%
21st Century Fox America
8.450%, 08/01/34	1,000	1,372
AMC Networks
7.750%, 07/15/21	513	558
Belo
7.750%, 06/01/27	590	656
DIRECTV Holdings LLC
4.600%, 02/15/21	405	436
4.450%, 04/01/24	395	413
Discovery Communications LLC
3.250%, 04/01/23	500	486
Sinclair Television Group
6.375%, 11/01/21	260	274
Time Warner Cable
4.500%, 09/15/42	515	445
Time Warner Entertainment LP
8.375%, 03/15/23	350	439
Viacom
3.250%, 03/15/23	330	318

		5,397

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	535	590

Consumer Services — 1.8%
Avon Products
5.750%, 03/15/23#	670	583
Cedar Fair LP
5.250%, 03/15/21	375	392
DreamWorks Animation SKG
6.875%, 08/15/20 144A	375	375
Felcor Lodging LP
5.625%, 03/01/23	400	418
H&E Equipment Services
7.000%, 09/01/22	175	184
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	775	781

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Royal Caribbean Cruises
7.500%, 10/15/27	$327	$381
Sotheby’s
5.250%, 10/01/22 144A	272	271
Speedway Motorsports
5.125%, 02/01/23 144A	185	187

		3,572

Energy — 8.3%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	850
Burlington Resources Finance
7.200%, 08/15/31	375	498
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	625	597
CNOOC Nexen Finance 2014 ULC
4.250%, 04/30/24	600	630
ConocoPhillips
6.500%, 02/01/39	300	386
Continental Resources
5.000%, 09/15/22	1,000	998
Denbury Resources
5.500%, 05/01/22	515	492
EQT
4.875%, 11/15/21	915	973
Freeport-McMoran Oil & Gas LLC
6.875%, 02/15/23	375	403
Global Marine
7.000%, 06/01/28	500	405
Kinder Morgan Energy Partners LP
6.500%, 04/01/20	670	772
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	715	798
McDermott International
8.000%, 05/01/21 144A	460	411
Newfield Exploration
5.375%, 01/01/26	265	274
Nexen Energy ULC
5.875%, 03/10/35	410	469
ONEOK Partners LP
6.125%, 02/01/41	385	380
Peabody Energy
6.500%, 09/15/20	836	431
Petrobras Global Finance BV
6.250%, 03/17/24#	400	397
5.375%, 01/27/21	10	10
3.000%, 01/15/19	600	561
Petroleos Mexicanos
6.000%, 03/05/20	425	480
4.250%, 01/15/25 144A	165	164
PHI
5.250%, 03/15/19	155	150
Phillips 66
4.650%, 11/15/34	485	491
Range Resources
6.750%, 08/01/20	401	417
Rowan
4.875%, 06/01/22	635	632
4.750%, 01/15/24#	425	410
Samson Investment
9.750%, 02/15/20	450	37

	Par (000)	Value (000)

Shell International Finance BV
4.125%, 05/11/35	$495	$497
Southwestern Energy
4.100%, 03/15/22	620	620
Tesoro
5.375%, 10/01/22	500	522
Whiting Petroleum
6.500%, 10/01/18	495	506
Williams
4.550%, 06/24/24	545	557

		16,218

Financials — 7.1%
American Express Credit (GMTN)
2.250%, 08/15/19	635	639
American Express Credit (MTN)
2.375%, 05/26/20	295	295
Bank of America
6.250%, 09/29/49 (A)	460	469
Bank of America (MTN)
5.625%, 07/01/20	700	799
4.200%, 08/26/24	495	502
4.000%, 04/01/24	175	182
BBVA Bancomer SA
4.375%, 04/10/24 144A	650	674
Citigroup
6.125%, 11/21/17	325	359
5.500%, 09/13/25	560	623
Goldman Sachs Group
5.750%, 01/24/22	435	501
HSBC Bank USA NA
4.875%, 08/24/20	675	756
HSBC Holdings PLC
6.375%, 03/29/49 (A)	500	513
5.250%, 03/14/44	500	546
JPMorgan Chase
7.900%, 12/29/49 (A)	615	656
4.625%, 05/10/21	540	594
3.375%, 05/01/23	740	733
Morgan Stanley
4.875%, 11/01/22	560	603
4.750%, 03/22/17	780	827
Royal Bank of Canada
1.200%, 09/19/17	1,250	1,251
Royal Bank of Scotland Group PLC
5.125%, 05/28/24	650	667
State Street
5.250%, 12/29/49 (A)	350	354
Wells Fargo
7.980%, 03/29/49 (A)	125	138
5.900%, 12/29/49 (A)	675	695
Wells Fargo (MTN)
3.300%, 09/09/24	630	634

		14,010

Food, Beverage & Tobacco — 0.6%
HJ Heinz
4.250%, 10/15/20	150	154
Kraft Foods Group
5.000%, 06/04/42	500	515

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
Sysco
4.350%, 10/02/34	$555	$566

		1,235

Healthcare — 1.9%
Actavis Funding SCS
3.450%, 03/15/22	970	977
Amgen
4.400%, 05/01/45	580	554
DaVita HealthCare Partners
5.750%, 08/15/22	485	516
Endo Finance LLC & Endo Finco
7.000%, 07/15/19 144A	601	625
Johnson & Johnson
5.950%, 08/15/37	536	706
Select Medical
6.375%, 06/01/21	340	342

		3,720

Industrials — 2.9%
Avnet
4.875%, 12/01/22	580	616
Ball
4.000%, 11/15/23	375	361
Bombardier
7.750%, 03/15/20 144A	450	465
CNH Industrial Capital LLC
6.250%, 11/01/16	835	877
Crown Cork & Seal
7.375%, 12/15/26	130	149
Erickson
8.250%, 05/01/20#	380	288
General Electric
4.125%, 10/09/42	990	986
Harsco
5.750%, 05/15/18	350	363
KLX
5.875%, 12/01/22 144A	425	430
Masco
7.750%, 08/01/29	125	144
Owens-Brockway Glass Container
7.375%, 05/15/16	241	252
Owens-Illinois
7.800%, 05/15/18	10	11
PulteGroup
7.875%, 06/15/32	498	578
USG
7.875%, 03/30/20 144A	180	194

		5,714

Insurance — 1.1%
Aon
3.500%, 09/30/15	530	535
MetLife
6.400%, 12/15/66	460	526
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 144A	625	666
TIAA Asset Management Finance LLC
2.950%, 11/01/19 144A	175	178

	Par (000)	Value (000)

XLIT
4.450%, 03/31/25	$330	$332

		2,237

Materials — 1.9%
Allegheny Technologies
6.375%, 08/15/23	475	497
ArcelorMittal
7.750%, 10/15/39	525	540
7.000%, 02/25/22	190	208
Cascades
7.875%, 01/15/20	331	345
Freeport-McMoRan
3.550%, 03/01/22	935	883
Fresnillo PLC
5.500%, 11/13/23 144A	575	619
PolyOne
7.375%, 09/15/20	590	618

		3,710

Real Estate Investment Trusts — 1.5%
American Campus Communities Operating
Partnership LP
4.125%, 07/01/24	875	898
Digital Realty Trust LP
5.875%, 02/01/20	935	1,061
Realty Income
3.250%, 10/15/22	1,015	1,005

		2,964

Retail — 1.9%
eBay
2.600%, 07/15/22	395	375
Hanesbrands
6.375%, 12/15/20	690	731
L Brands
8.500%, 06/15/19	434	521
7.000%, 05/01/20	10	11
Sally Holdings LLC
6.875%, 11/15/19	600	632
Wal-Mart Stores
5.625%, 04/01/40	700	858
5.250%, 09/01/35	540	634

		3,762

Technology — 2.3%
Activision Blizzard
5.625%, 09/15/21 144A	355	379
Apple
3.850%, 05/04/43	1,035	967
KLA-Tencor
4.125%, 11/01/21	995	1,033
Oracle
4.300%, 07/08/34	630	638
QUALCOMM
3.000%, 05/20/22	940	943
Xilinx
3.000%, 03/15/21	515	527

		4,487

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.2%
AT&T
6.300%, 01/15/38	$365	$415
DigitalGlobe
5.250%, 02/01/21 144A	145	145
GTE
6.940%, 04/15/28	1,135	1,428
SBA Telecommunications
5.750%, 07/15/20	425	446

		2,434

Transportation — 0.9%
Burlington Northern Santa Fe LLC
4.550%, 09/01/44	620	628
ERAC USA Finance LLC
5.625%, 03/15/42 144A	500	560
FedEx
3.900%, 02/01/35	540	510

		1,698

Utilities — 1.0%
Calpine
7.875%, 01/15/23 144A	379	415
DPL
6.500%, 10/15/16	498	523
Exelon Generation LLC
4.000%, 10/01/20	935	984
2.950%, 01/15/20	100	101

		2,023

Total Corporate Bonds
(Cost $75,173)		75,838

MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	690	812

Total Municipal Bond
(Cost $751)		812

U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 26.6%
Federal Home Loan Mortgage Corporation — 2.9%
8.000%, 10/01/29	2	2
7.500%, 03/01/27	1	2
7.500%, 09/01/30	1	1
6.000%, 12/01/35	566	652
5.500%, 09/01/37	65	73
5.500%, 01/01/38	2	2
4.500%, 03/01/40	515	567
4.500%, 06/01/41	961	1,044
4.000%, 10/01/43	1,766	1,894
3.500%, 06/01/42	940	982
2.285%, 03/01/36 (A)	362	385

		5,604

Federal National Mortgage Association — 21.4%
8.000%, 08/01/27	16	19
8.000%, 09/01/27	3	3
7.500%, 08/01/26	2	2
7.500%, 10/01/27	10	11

	Par (000)	Value (000)

7.500%, 04/01/31	$3	$4
7.500%, 08/01/31	4	4
7.000%, 04/01/27	2	2
7.000%, 11/01/27	6	7
7.000%, 04/01/29	2	2
7.000%, 08/01/32	1	1
5.500%, 05/01/33	3	3
5.500%, 12/01/33	11	13
5.500%, 04/01/34	315	358
5.500%, 06/01/34	13	15
5.500%, 03/01/36	10	12
5.500%, 07/01/37	14	16
5.500%, 05/01/38	26	29
5.000%, 07/01/33	23	26
5.000%, 08/01/37	338	376
5.000%, 03/01/40	407	454
5.000%, 07/01/40	56	62
5.000%, 08/01/40	646	719
4.500%, 02/01/39	421	460
4.500%, 06/01/39	416	452
4.500%, 10/01/39	53	57
4.500%, 05/01/40	2,195	2,402
4.500%, 07/01/40	9	9
4.500%, 11/01/40	1,238	1,350
4.500%, 02/01/41	169	185
4.500%, 08/01/41	22	24
4.500%, 04/01/44	1,542	1,676
4.000%, 10/01/25	508	540
4.000%, 11/01/40	1,342	1,435
4.000%, 01/01/41	75	81
4.000%, 02/01/41	1,631	1,746
4.000%, 11/01/41	25	27
4.000%, 12/01/41	55	59
4.000%, 01/01/42	63	68
4.000%, 02/01/42	1,739	1,859
4.000%, 07/01/42	1,729	1,854
4.000%, 08/01/42	947	1,015
3.500%, 02/01/26	344	366
3.500%, 09/01/26	28	30
3.500%, 11/01/26	360	383
3.500%, 01/01/28	1,915	2,035
3.500%, 03/01/41	1,979	2,071
3.500%, 01/01/42	40	41
3.500%, 06/01/42	1,521	1,592
3.500%, 08/01/42	2,656	2,780
3.500%, 09/01/42	45	47
3.500%, 10/01/42	1,576	1,648
3.500%, 11/01/42	1,856	1,940
3.000%, 06/01/27	979	1,024
3.000%, 10/01/27	837	876
3.000%, 11/01/29	573	599
3.000%, 11/01/42	2,338	2,375
3.000%, 04/01/43	2,951	2,996
3.000%, 05/01/43	1,367	1,388
2.500%, 11/01/27	2,403	2,466

		42,094

Government National Mortgage Association — 2.3%
10.000%, 05/15/19	1	1
9.000%, 11/15/16	1	1
9.000%, 11/15/19	2	2
9.000%, 06/15/21	19	19

See Notes to Financial Statements.

PNC Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — continued
Government National Mortgage Association — continued
9.000%, 08/15/21	$6	$6
9.000%, 09/15/21	11	11
8.500%, 08/15/27	14	14
8.000%, 09/15/27	6	6
7.500%, 10/15/29	22	23
7.500%, 12/15/29	1	1
7.000%, 02/15/17	10	10
7.000%, 05/20/24	1	2
7.000%, 04/15/26	1	1
7.000%, 01/15/27	2	2
7.000%, 09/15/27	2	2
7.000%, 10/15/27	23	24
7.000%, 12/15/27	2	2
7.000%, 04/15/29	2	2
6.000%, 04/15/29	3	4
4.500%, 08/15/39	793	869
4.500%, 06/15/41	22	25
4.000%, 09/15/41	1,646	1,770
3.500%, 07/15/42	1,597	1,675
3.500%, 12/20/42	36	38

		4,510

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $51,384)		52,208

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds — 3.7%
4.500%, 02/15/36	1,725	2,233
3.750%, 08/15/41	1,925	2,247
3.125%, 08/15/44	2,595	2,715

		7,195

U.S. Treasury Notes — 22.3%
3.000%, 09/30/16	920	951
2.500%, 08/15/23	730	759
2.375%, 08/15/24	1,520	1,556
1.250%, 08/31/15	7,590	7,613
1.250%, 10/31/15	6,935	6,968
1.250%, 10/31/19	865	860
0.375%, 06/15/15	1,545	1,545
0.375%, 01/15/16	1,450	1,452
0.250%, 07/15/15	1,540	1,540
0.250%, 07/31/15	12,625	12,627
0.250%, 09/15/15	7,940	7,944

		43,815

Total U.S. Treasury Obligations
(Cost $50,919)		51,010

	Number of Shares	Value (000)
COMMON STOCK — 0.2%
Consumer Discretionary — 0.2%
Houghton Mifflin Harcourt*	14,758	$389

Total Common Stock
(Cost $166)		389

MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	2,248,573	2,249

Total Money Market Fund
(Cost $2,249)		2,249

Total Investments Before Short-Term Investment Purchased with
Collateral from Securities Loaned – 99.5%
(Cost $193,447)		195,511
SHORT-TERM INVESTMENT PURCHASED WITH
COLLATERAL FROM SECURITIES LOANED — 0.8%

Money Market Fund — 0.8%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	1,503,278	1,503

Total Short-Term Investment Purchased with Collateral From
Securities Loaned
(Cost $1,503)‡		1,503

TOTAL INVESTMENTS — 100.3%
(Cost $194,950)**		197,014
Other Assets & Liabilities – (0.3)%		(612)
TOTAL NET ASSETS — 100.0%		$196,402

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $195,019.

Gross unrealized appreciation (000)	$4,084
Gross unrealized depreciation (000)	(2,089)

Net unrealized appreciation (000)	$1,995

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $1,450 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,539 (000) and represents 3.8% of net assets as of May 31, 2015.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Asset-Backed Securities	$–	$10,815	$–	$10,815

Commercial Mortgage-Backed Securities	–	2,190	–	2,190

Common Stock	389	–	–	389

Corporate Bonds	–	75,838	–	75,838

Money Market Fund	2,249	–	–	2,249

Municipal Bond	–	812	–	812

Short-Term Investment Purchased with Collateral From Securities Loaned	1,503	–	–	1,503

U.S. Government Agency Mortgage-Backed Obligations	–	52,208	–	52,208

U.S. Treasury Obligations	–	51,010	–	51,010

Total Assets - Investments in Securities	$4,141	$192,873	$–	$197,014

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Liabilities:

Payable for collateral received for loaned securities	$–	$1,503	$–	$1,503

Total Liabilities - Collateral Received for Loaned Securities	$–	$1,503	$–	$1,503

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 19.0%
Automotive — 11.3%
Bank of America Auto Trust,
Series 2012-1, Cl A4
1.030%, 12/15/16	$5,339	$5,347
Ford Credit Auto Lease Trust,
Series 2013-A, Cl A3
0.600%, 03/15/16	621	621
Ford Credit Auto Owner Trust,
Series 2014-A, Cl A3
0.790%, 05/15/18	5,060	5,065
Honda Auto Receivables Owner Trust,
Series 2014-3, Cl A3
0.880%, 06/15/18	3,630	3,632
Honda Auto Receivables Owner Trust,
Series 2015-1, Cl A2
0.700%, 06/15/17	1,900	1,901
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A3
0.710%, 09/15/17	2,369	2,372
Hyundai Auto Receivables Trust,
Series 2013-B, Cl A4
1.010%, 02/15/19	4,005	4,014
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A2A
0.780%, 02/15/17	4,510	4,515
Nissan Auto Lease Trust,
Series 2014-B, Cl A2A
0.730%, 04/17/17	5,685	5,689
Toyota Auto Receivables Owner Trust,
Series 2013-B Cl A3
0.890%, 07/17/17	1,870	1,873
Toyota Auto Receivables Owner Trust,
Series 2015-A, Cl A2
0.710%, 07/17/17	2,410	2,411
USAA Auto Owner Trust,
Series 2012-1, Cl A4
0.570%, 08/15/17	3,396	3,396
Volkswagen Auto Loan Enhanced Trust,
Series 2014-1, Cl A3
0.910%, 10/22/18	5,485	5,492

		46,328

Credit Cards — 6.0%
American Express Credit Account Master Trust,
Series 2013-3, Cl A
0.980%, 05/15/19	6,535	6,547
Capital One Multi-Asset Execution Trust,
Series 2013-A3, Cl A3
0.960%, 09/16/19	5,055	5,063
Chase Issuance Trust,
Series 2013-A8, Cl A8
1.010%, 10/15/18	6,040	6,057
Citibank Credit Card Issuance Trust,
Series 2013-A6, Cl A6
1.320%, 09/07/18	6,595	6,642

		24,309

	Par (000)	Value (000)

Equipment — 1.7%
John Deere Owner Trust,
Series 2013-A, Cl A3
0.600%, 03/15/17	$3,451	$3,453
John Deere Owner Trust,
Series 2015-A, Cl A2A
0.870%, 02/15/18	3,445	3,451

		6,904

Total Asset-Backed Securities (Cost $77,504)		77,541

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Banc of America Mortgage Trust,
Series 2003-A, Cl 1A1
2.497%, 02/25/33 (A)	7	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	229	234
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	194	200
Fannie Mae, Series 2003-120, Cl BY
4.000%, 12/25/18	1,717	1,780
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	1,990	2,071
Fannie Mae, Series 2003-24, Cl BC
5.000%, 04/25/18	272	284
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	1,521	1,583
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	83	83
Fannie Mae, Series 2008-18, Cl ND
4.000%, 05/25/20	813	837
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	443	445
Fannie Mae, Series 2011-6, Cl BA
2.750%, 06/25/20	3,660	3,755
Freddie Mac, Series 2677, Cl LE
4.500%, 09/15/18	1,734	1,814
Freddie Mac, Series 2748, Cl LG
4.500%, 02/15/19	1,316	1,373
Freddie Mac, Series 2892, Cl DB
4.500%, 11/15/19	2,890	3,029
Freddie Mac, Series 3826, Cl MC
1.750%, 07/15/18	1,414	1,426
Freddie Mac, Series 3977, Cl GA
1.500%, 07/15/19	3,455	3,487

Total Collateralized Mortgage Obligations (Cost $22,458)		22,408

CORPORATE BONDS — 29.2%
Automotive — 0.6%
American Honda Finance (MTN)
0.950%, 05/05/17	2,465	2,466

Cable — 1.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	2,100	2,140
Viacom
6.250%, 04/30/16	2,000	2,096

		4,236

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Discretionary — 0.5%
Carnival
1.200%, 02/05/16	$2,170	$2,175

Energy — 1.7%
BP Capital Markets PLC
3.200%, 03/11/16	2,900	2,957
Devon Energy
0.721%, 12/15/15 (A)	1,625	1,623
Enterprise Products Operating LLC
3.700%, 06/01/15	1,275	1,275
Marathon Oil
0.900%, 11/01/15	1,215	1,215

		7,070

Financials — 16.2%
American Express Credit (MTN)
1.750%, 06/12/15	2,500	2,501
Bank of America
3.750%, 07/12/16	4,150	4,269
Bank of Nova Scotia
1.375%, 07/15/16	4,300	4,333
BB&T
5.200%, 12/23/15	2,200	2,252
BNP Paribas SA (MTN)
1.375%, 03/17/17	3,090	3,095
Capital One Bank
1.200%, 02/13/17	3,000	2,989
Citigroup
3.953%, 06/15/16	4,100	4,224
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	3,965	4,115
Credit Suisse USA
5.125%, 08/15/15	2,100	2,120
Deutsche Bank AG
3.250%, 01/11/16	2,765	2,808
General Electric Capital
1.625%, 07/02/15	5,000	5,006
Goldman Sachs Group
3.625%, 02/07/16	3,200	3,260
JPMorgan Chase
5.150%, 10/01/15	4,000	4,060
Morgan Stanley
1.750%, 02/25/16	3,100	3,122
Royal Bank of Canada
1.125%, 07/22/16	4,300	4,318
Toronto-Dominion Bank (GMTN)
2.500%, 07/14/16	4,000	4,082
UBS AG (MTN)
0.769%, 09/26/16 (A)	1,100	1,102
Wells Fargo
1.250%, 07/20/16	4,300	4,315
Westpac Banking (GMTN)
0.950%, 01/12/16	4,300	4,313

		66,284

Food, Beverage & Tobacco — 1.1%
Kroger
3.900%, 10/01/15	2,115	2,137
Nabisco
7.550%, 06/15/15	2,500	2,506

		4,643

	Par (000)	Value (000)

Healthcare — 1.1%
Amgen
2.300%, 06/15/16	$2,035	$2,063
Teva Pharmaceutical Finance II BV
3.000%, 06/15/15	2,430	2,433

		4,496

Insurance — 0.5%
Aon
3.125%, 05/27/16	2,060	2,105

Materials — 0.5%
Rio Tinto Finance USA PLC
2.500%, 05/20/16	350	356
1.375%, 06/17/16	1,675	1,680

		2,036

Retail — 1.3%
McDonald’s (MTN)
5.300%, 03/15/17	2,800	3,007
Walgreen
1.800%, 09/15/17	2,050	2,065

		5,072

Technology — 1.1%
Hewlett-Packard
3.000%, 09/15/16	2,015	2,062
Johnson Controls
5.500%, 01/15/16	2,200	2,264

		4,326

Telecommunications — 1.7%
AT&T
2.400%, 08/15/16	3,000	3,043
Verizon Communications
0.700%, 11/02/15	3,750	3,750

		6,793

Utilities — 1.9%
National Rural Utilities Cooperative Finance (MTN)
0.950%, 04/24/17	1,980	1,979
NextEra Energy Capital Holdings
1.200%, 06/01/15	1,150	1,150
7.875%, 12/15/15	991	1,026
1.586%, 06/01/17	900	903
Xcel Energy
1.200%, 06/01/17	2,800	2,803

		7,861

Total Corporate Bonds (Cost $119,604)		119,563

See Notes to Financial Statements.

PNC Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 44.5%
U.S. Treasury Notes — 44.5%
1.000%, 08/31/16	$20,605	$20,763
0.625%, 07/15/16	21,115	21,181
0.625%, 11/15/16	4,290	4,300
0.375%, 02/15/16	24,970	24,999
0.375%, 03/15/16	25,405	25,439
0.250%, 08/15/15	4,135	4,137
0.250%, 10/15/15	4,095	4,097
0.250%, 12/15/15	11,280	11,288
0.250%, 02/29/16	20,510	20,515
0.250%, 04/15/16	23,235	23,235
0.250%, 05/15/16	22,170	22,163

Total U.S. Treasury Obligations (Cost $182,039)		182,117

	Number of Shares	Value (000)
MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (B)	5,651,883	$5,652

Total Money Market Fund (Cost $5,652)		5,652
TOTAL INVESTMENTS — 99.6% (Cost $407,257)*		407,281
Other Assets & Liabilities – 0.4%		1,810
TOTAL NET ASSETS — 100.0%		$409,091

*	Aggregate cost for Federal income tax purposes is (000) $407,258.

Gross unrealized appreciation (000)	$197
Gross unrealized depreciation (000)	(174)

Net unrealized appreciation (000)	$23

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on May 31, 2015.
(B)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)
Assets:

Asset-Backed Securities	$–	$77,541	$–	$77,541

Collateralized Mortgage Obligations	–	22,408	–	22,408

Corporate Bonds	–	119,563	–	119,563

Money Market Fund	5,652	–	–	5,652

U.S. Treasury Obligations	–	182,117	–	182,117

Total Assets - Investments in Securities	$5,652	$401,629	$–	$407,281

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — 100.2%
Alaska — 1.4%
Municipality of Anchorage, Electric Utility (RB)
Series A
4.000%, 12/01/20	$1,000	$1,106

Arizona — 2.7%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	1,000	1,043
5.000%, 07/01/17	1,000	1,074

		2,117

California — 6.3%
California Public Works Board, Various Capital
Project (RB) Series A
5.000%, 04/01/23	1,000	1,182
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,567
Golden State Tobacco Securitization (RB) Series A
5.000%, 06/01/18	2,000	2,230

		4,979

Florida — 12.8%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/21	1,400	1,605
Citizens Property Insurance (RB) Series A-1 (DD)
5.000%, 06/01/22	1,500	1,719
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,029
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE)
5.000%, 11/01/18	1,720	1,880
Volusia County Educational Facility Authority
(RB)
5.000%, 06/01/26	1,500	1,738
Volusia County Educational Facility Authority
(RB) Series B
5.000%, 10/15/29	1,000	1,116

		10,087

Georgia — 2.3%
Atlanta Department of Aviation (RB) Series A
5.000%, 01/01/24	1,500	1,787

Illinois — 7.4%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/23	2,500	2,929
Illinois State (GO)
5.500%, 07/01/26	1,125	1,233
5.250%, 07/01/28	1,535	1,638

		5,800

Indiana — 6.3%
Ball State University, Housing and
Dining System (RB)
5.000%, 07/01/26	1,250	1,451
Ball State University, Student Fee (RB) Series P
5.000%, 07/01/26	1,000	1,147

	Par (000)	Value (000)

Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series A
5.000%, 08/15/25	$2,000	$2,346

		4,944

Kansas — 1.7%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,367

Louisiana — 5.4%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,093
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/25	1,000	1,199

		4,292

Massachusetts — 9.6%
Commonwealth of Massachusetts (GO)
Series B (AGM)
5.250%, 08/01/28	1,000	1,269
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,175
Massachusetts Housing Finance Agency (RB)
Series 171
4.000%, 12/01/44	1,800	1,939
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,392
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,771

		7,546

Michigan — 4.3%
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	2,000	2,283
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group (RB)
5.000%, 11/15/18	290	317
Michigan State Hospital Finance Authority,
Sparrow Health Obligated Group, Prerefunded
11/15/17 @ 100 (RB)
5.000%, 11/15/17##	710	783

		3,383

Missouri — 4.1%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/26	1,705	1,949
5.000%, 06/01/27	1,145	1,301

		3,250

Nevada — 4.2%
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,121

See Notes to Financial Statements.

PNC Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — continued
Nevada State (GO) Series D
5.000%, 06/01/18	$2,000	$2,226

		3,347

New Jersey — 1.4%
South Jersey Transportation Authority (RB)
Series A
5.000%, 11/01/29	1,000	1,080

New York — 7.0%
Monroe County (GO)
5.000%, 06/01/16	2,000	2,082
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,415

		5,497

North Carolina — 4.5%
North Carolina Eastern Municipal Power Agency
(RB) Series A
5.000%, 01/01/23	2,000	2,313
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22##	1,120	1,224

		3,537

Ohio — 3.1%
Ohio State Higher Education (GO) Series C
5.000%, 08/01/20	1,000	1,169
Ohio State University (RB) Series D
5.000%, 12/01/29	1,000	1,242

		2,411

Pennsylvania — 7.3%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,122
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	1,000	1,118
Monroeville Finance Authority (RB)
5.000%, 02/15/26	775	922
5.000%, 02/15/27	1,275	1,510
Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	1,015	1,091

		5,763

Texas — 6.3%
Brownsville Utilities System (RB) Series A
5.000%, 09/01/25	2,220	2,581
Dallas-Fort Worth International Airport (RB)
Series G
5.000%, 11/01/26	1,125	1,294
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,129

		5,004

	Par (000)	Value (000)

Guam—2.1%
Guam (RB) Series A
5.000%, 01/01/25	$1,500	$1,691
Total Municipal Bonds (Cost $75,708)		78,988
TOTAL INVESTMENTS — 100.2% (Cost $75,708)*		78,988
Other Assets & Liabilities – (0.2)%		(152)
TOTAL NET ASSETS — 100.0%		$78,836

*	Aggregate cost for Federal income tax purposes is (000) $75,708.

Gross unrealized appreciation (000)	$3,398
Gross unrealized depreciation (000)	(118)

Net unrealized appreciation (000)	$3,280

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Municipal Bonds	$–	$78,988	$–	$78,988

Total Assets - Investments in Securities	$–	$78,988	$–	$78,988

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Maryland Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.1%
District of Columbia — 2.2%
Washington Metropolitan Area Transit Authority
(RB) Series A
5.250%, 07/01/24	$1,000	$1,143

Maryland — 87.1%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,178
Baltimore County (GO) Series B
5.000%, 08/01/29	1,500	1,781
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE)
5.000%, 07/01/22	1,000	1,104
Charles County Consolidated Public
Improvement (GO)
5.000%, 07/15/19	1,335	1,532
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,319
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,379
Maryland Community Development
Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	20	20
5.125%, 06/01/17	30	30
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,763
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,248
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,758
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,008
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (ETM) (NATL-RE)
5.300%, 10/01/18	460	496
Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	1,160	1,330
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,535
Maryland Health & Higher Educational Facilities
Authority, Johns Hopkins Health System (RB)
Series A
5.000%, 05/15/26	1,500	1,721
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,080
Maryland Health & Higher Educational Facilities
Authority, MedStar Health (RB) Series A
5.000%, 08/15/26	3,000	3,473
Maryland Health & Higher Educational Facilities
Authority, Peninsula Medical Center (RB)
5.000%, 07/01/30	1,000	1,123
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,496

	Par (000)	Value (000)

Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	$1,500	$1,671
Maryland Water Quality Financing
Administration (RB) Series A
5.000%, 03/01/24	1,175	1,303
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,104
5.000%, 04/01/21	1,075	1,256
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	982
5.000%, 07/15/23	1,550	1,691
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/19	710	712
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	682
Worcester County Consolidated Public
Improvement (GO)
5.000%, 03/01/22	2,000	2,378

		44,153

Guam — 5.5%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,787

Puerto Rico — 1.3%
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	658

Total Municipal Bonds
(Cost $46,866)		48,741
TOTAL INVESTMENTS — 96.1%
(Cost $46,866)*		48,741
Other Assets & Liabilities – 3.9%		1,957
TOTAL NET ASSETS — 100.0%		$50,698

*	Aggregate cost for Federal income tax purposes is (000) $46,861.

Gross unrealized appreciation (000)	$2,037
Gross unrealized depreciation (000)	(157)

Net unrealized appreciation (000)	$1,880

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Municipal Bonds	$–	$48,741	$–	$48,741

Total Assets - Investments in Securities	$–	$48,741	$–	$48,741

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — 96.2%
Ohio — 93.1%
Allen County Hospital Facilities, Catholic
Healthcare Partners (RB) Series B
5.000%, 09/01/21	$1,680	$1,942
American Municipal Power, AMP Fremont
Energy Center Project (RB)
5.000%, 02/15/25	1,500	1,720
American Municipal Power, Hydroelectric
Projects (RB) Series C
5.000%, 02/15/22	2,000	2,239
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	990	1,017
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,319
Cuyahoga County (GO)
5.650%, 05/15/18	385	418
Cuyahoga County (GO) Series A
5.000%, 12/01/20	1,000	1,155
Franklin County Hospital Facilities, OhioHealth
Corporation (RB)
5.000%, 05/15/28	1,150	1,321
Franklin County, Partially Prerefunded 12/01/15
@ 100 (GO)
5.000%, 12/01/16	950	973
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,100
Hamilton County Hospital Facilities (RB)
5.000%, 02/01/28	830	930
5.000%, 02/01/29	850	946
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	240	245
Lucas County, ProMedica Healthcare Obligated
Group (RB) Series D
5.000%, 11/15/21	2,005	2,355
Northeast Ohio Regional Sewer District (RB)
5.000%, 11/15/29	500	586
5.000%, 11/15/30	450	524
Ohio Housing Finance Agency (RB)
Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,386
Ohio State Higher Educational Facility
Commission (GO)
5.000%, 08/01/19	1,800	2,071
Ohio State Higher Educational Facility
Commission, University of Dayton
(RB) Series A
5.000%, 12/01/24	525	626
5.000%, 12/01/26	725	850
5.000%, 12/01/27	160	186
Ohio State Highway Capital Improvements (GO)
Series Q
5.000%, 05/01/21	2,000	2,360
5.000%, 05/01/23	1,000	1,190
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series B
5.000%, 01/01/23	2,000	2,247
Ohio State Public Facilities Commission (GO)
5.000%, 02/01/24	1,310	1,591

	Par (000)	Value (000)

Ohio State Turnpike Commission
(RB) Series A
5.000%, 02/15/19	$1,000	$1,129
Ohio State University (RB) Series A
5.000%, 12/01/29	1,100	1,297
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,377
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	106
Ohio State Water Development Authority, Fresh
Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,237
5.000%, 12/01/20	2,015	2,354
Ohio State Water Development Authority, Water
Pollution Control Project (RB)
5.000%, 06/01/23	1,265	1,533
Ohio State Water Development Authority, Water
Pollution Control Project (RB) Series A
5.000%, 06/01/20	1,505	1,739

		46,069

Guam — 3.1%
Guam (RB) Series A
5.000%, 01/01/26	1,350	1,514

Total Municipal Bonds
(Cost $45,271)		47,583
TOTAL INVESTMENTS — 96.2%
(Cost $45,271)*		47,583
Other Assets & Liabilities – 3.8%		1,870
TOTAL NET ASSETS — 100.0%		$49,453

*	Aggregate cost for Federal income tax purposes is (000) $45,270.

Gross unrealized appreciation (000)	$2,420
Gross unrealized depreciation (000)	(107)

Net unrealized appreciation (000)	$2,313

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Municipal Bonds	$–	$47,583	$–	$47,583

Total Assets - Investments in Securities	$–	$47,583	$–	$47,583

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.8%
Alaska — 2.3%
Alaska Housing Finance Corporation, State
Capital Project II (RB) Series A
5.000%, 12/01/22	$1,010	$1,182
Municipality of Anchorage, Electric Utility (RB)
Series A
5.000%, 12/01/22	1,550	1,833

		3,015

Arizona — 3.4%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,903
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,583

		4,486

California — 5.0%
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,107
5.000%, 04/01/20	1,000	1,156
California State (GO)
5.000%, 11/01/18	2,000	2,255
California State, Economic Recovery, Prerefunded
07/01/19 @ 100 (GO) Series A
5.000%, 07/01/19	1,825	2,098

		6,616

District of Columbia — 1.4%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,861

Florida — 8.4%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	1,897
5.000%, 06/01/19	1,000	1,123
5.000%, 06/01/21	1,500	1,719
Citizens Property Insurance (RB) Series A-1 (DD)
5.000%, 06/01/22	1,500	1,719
Palm Beach County Health Facilities Authority
(RB)
4.000%, 12/01/19	1,000	1,094
Tampa Bay Water Regional Water Supply
Authority Utility System (RB) Series B (ETM)
5.000%, 10/01/18	945	1,059
5.000%, 10/01/18	930	1,043
Volusia County Educational Facility Authority
(RB)
5.000%, 06/01/24	1,345	1,567

		11,221

Illinois — 13.8%
Chicago Midway Airport (RB) Series B
5.000%, 01/01/22	1,000	1,163
Illinois (GO)
5.000%, 07/01/22	750	811
Illinois (GO) Series A
4.000%, 01/01/17	860	888
4.000%, 01/01/21	2,000	2,082

	Par (000)	Value (000)

Illinois (RB)
5.000%, 06/15/17	$3,000	$3,230
Illinois Finance Authority, DePaul University (RB)
5.000%, 10/01/20	1,500	1,720
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,120
Illinois State Toll Highway Authority (RB)
Series B (AGM) (SBPA - Landesbank
Hessen-Thuringen) (VRDN)
0.350%, 06/11/15	2,000	2,000
Illinois State, Employment Security (RB) Series A
5.000%, 12/15/16	2,550	2,710
Metropolitan Water Reclamation District of
Greater Chicago (GO) Series B
5.000%, 12/01/18	1,430	1,604
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,089

		18,417

Indiana — 3.4%
Indiana Finance Authority, Beacon Health
Systems Obligated Group (RB) Series SE
5.000%, 08/15/20	1,000	1,148
5.000%, 08/15/21	1,000	1,160
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	2,100	2,261

		4,569

Kansas — 0.9%
Kansas State Department of Transportation (RB)
Series B
5.000%, 09/01/19	1,000	1,152

Kentucky — 0.8%
Kentucky Public Transportation Infrastructure
Authority, Downtown Crossing Project (BAN)
Series A
5.000%, 07/01/17	1,000	1,081

Louisiana — 0.7%
New Orleans Aviation Board (RB) Series A
5.000%, 01/01/24	790	941

Maryland — 1.3%
Maryland Economic Development Corporation,
Potomac Electric Project (RB)
6.200%, 09/01/22	1,500	1,757

Massachusetts — 3.7%
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,628
Massachusetts Housing Finance Agency (RB)
Series 172
4.000%, 06/01/45	1,000	1,078
Massachusetts Housing Finance Agency,
Construction Loan (RB) Series C
0.950%, 12/01/15	2,205	2,205

		4,911

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — 6.0%
Michigan Building Authority, Facilities Program
(RB) Series 1-A
5.000%, 10/15/16	$2,000	$2,122
Michigan Finance Authority, Unemployment
Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,141
5.000%, 07/01/23	1,035	1,047
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,124
Michigan State Hospital Finance Authority,
Ascension Health Senior Credit Group (RB)
Series F-3 (VRDN)
1.400%, 06/29/18	1,500	1,509
Michigan State, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,082

		8,025

Minnesota — 2.2%
Bemidji Minnesota Health Care, Prerefunded
09/01/16 @ 100 (RB)
5.000%, 09/01/16##	1,050	1,110
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	1,877

		2,987

Missouri — 5.2%
Cape Girardeau County Industrial Development
Authority, St. Francis Medical Center (RB)
Series A
5.000%, 06/01/20	1,000	1,137
5.000%, 06/01/22	1,570	1,819
Missouri Highway & Transportation
Commission (RB)
5.000%, 05/01/16	1,100	1,148
Missouri Highway & Transportation
Commission (RB) Series A
5.000%, 05/01/22	2,360	2,844

		6,948

Nevada — 2.2%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	1,953
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/15	500	502
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	509

		2,964

New Jersey — 1.2%
New Jersey Economic
Development Authority (RB)
5.000%, 06/15/18	1,500	1,623

	Par (000)	Value (000)

New York — 3.7%
Long Island Power Authority
(RB) Series A
5.000%, 04/01/19	$1,385	$1,553
New York State Thruway Authority (RB) Series A
5.000%, 05/01/19	3,000	3,375

		4,928

North Carolina — 4.4%
Forsyth (GO) Series B
5.000%, 04/01/19	1,000	1,141
North Carolina Eastern Municipal Power Agency
(RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,353
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	2,115	2,424

		5,918

Ohio — 1.6%
Franklin County, OhioHealth Corporation (RB)
Series B (VRDN)
5.000%, 07/12/17	1,500	1,631
Hamilton County Hospital Facilities, UC Health
(RB)
5.000%, 02/01/23	500	576

		2,207

Pennsylvania — 8.1%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,081
5.000%, 09/01/19	610	677
4.000%, 09/01/15	920	928
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	1,873
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,139
Pennsylvania Economic Development Financing
Authority (RB) Series B
5.000%, 07/01/22	1,000	1,047
Pennsylvania Higher Educational Facilities
Authority, University of Sciences in
Philadelphia (RB) Series A
5.000%, 11/01/23	1,500	1,758
Pennsylvania Housing Finance Agency (RB)
Series 105B
4.250%, 04/01/24	500	533
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,725

		10,761

Tennessee — 0.8%
Tennessee Housing Development Agency,
Residential Finance Program (RB) Series 2C
4.000%, 01/01/45	1,000	1,083

See Notes to Financial Statements.

PNC Tax Exempt Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — 9.7%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	$2,500	$2,760
Houston Texas Hotel Occupancy (RB) Series B
5.000%, 09/01/21	140	147
Houston Texas Hotel Occupancy, Prerefunded
09/01/16 @ 100 (RB) Series B
5.000%, 09/01/16##	860	908
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,350
Texas (GO) Series A
5.000%, 10/01/17	500	548
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,263
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,658
University of Texas System (RB) Series B
5.000%, 08/15/21	1,100	1,303

		12,937

Utah — 3.6%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,142
Utah State (GO) Series A
4.000%, 07/01/17	3,485	3,723

		4,865

Virginia — 0.8%
York County Economic Development Authority,
Virginia Electric and Power Company Project
(RB) Series A (VRDN)
1.875%, 05/16/19	1,050	1,070

Washington — 3.3%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,217
Washington (GO)
Series 2011-A
5.000%, 01/01/18	2,000	2,201

		4,418

Guam — 1.9%
Guam (RB) Series C
5.000%, 11/15/18	2,265	2,528

Total Municipal Bonds
(Cost $131,667)		133,289

Value (000)

TOTAL INVESTMENTS — 99.8%
(Cost $131,667)*	$133,289
Other Assets & Liabilities – 0.2%	244
TOTAL NET ASSETS — 100.0%	$133,533

*	Aggregate cost for Federal income tax purposes is (000) $131,667.

Gross unrealized appreciation (000)	$2,010
Gross unrealized depreciation (000)	(388)

Net unrealized appreciation (000)	$1,622

##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

		Level 2	Level 3
	Level 1	Other Significant	Significant	Total
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
	(000)	(000)	(000)	(000)

Assets:

Municipal Bonds	$–	$133,289	$–	$133,289

Total Assets - Investments in Securities	$–	$133,289	$–	$133,289

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1,  2 0 1 5

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$147,469	$59,408	$18,276	$329,847
Investments in affiliates at value	1,338	1,992	1,243	5,007
Short-term investment in affiliates purchased with collateral from securities loaned at value	581	–	438	2,014

Total Investments at value(1)(2)	149,388	61,400	19,957	336,868

Receivable for investments sold	674	2	104	1,585
Receivable for shares of beneficial interest issued	26	362	–	19
Interest receivable	702	179	372	1,667
Prepaid expenses	25	21	18	27
Other assets	25	14	2	42

Total Assets	150,840	61,978	20,453	340,208

LIABILITIES
Payable for collateral received for loaned securities	581	–	438	2,014
Payable for shares of beneficial interest redeemed	50	383	–	21
Payable for investment securities purchased	1,065	–	165	1,690
Dividends payable
Class I	52	68	35	174
Class A	3	13	1	1
Class C	–	1	–	–
Investment advisory fees payable	51	21	–	115
12b-1 fees payable
Class A	1	1	–	1
Class C	–	1	–	–
Shareholder servicing fees payable
Class A	1	3	–	1
Administration fees payable	8	4	3	18
Custodian fees payable	4	5	1	6
Transfer agent fees payable	8	9	3	12
Trustees’ deferred compensation payable	25	14	2	43
Trustees’ fees payable	4	2	1	9
Other liabilities	43	45	22	57

Total Liabilities	1,896	570	671	4,162

TOTAL NET ASSETS	$148,944	$61,408	$19,782	$336,046

Investments in non-affiliates at cost	$144,915	$57,803	$18,942	$326,725
Investments in affiliates at cost	1,338	1,992	1,243	5,007
Short-term investment in affiliates purchased with collateral from securities loaned at cost	581	–	438	2,014

(1)Total Investments at cost	$146,834	$59,795	$20,623	$333,746

(2)Includes securities on loan with a value of	$559	$–	$424	$1,956

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$145,766	$60,060	$20,206	$332,127
Undistributed (Distributions in Excess of) Net Investment Income	(29)	(18)	(2)	(42)
Accumulated Net Realized Gain (Loss) on Investments	653	(239)	244	839
Net Unrealized Appreciation/Depreciation on Investments	2,554	1,605	(666)	3,122

Total Net Assets	$148,944	$61,408	$19,782	$336,046

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$145,422,338	$50,344,849	$19,159,482	$331,466,166

Class I shares outstanding	13,783,570	5,415,621	2,376,037	29,983,046

Net Asset Value, Offering and Redemption Price Per Share	$10.55	$9.30	$8.06	$11.06

Net assets applicable to Class A	$3,257,893	$9,878,528	$622,452	$4,159,138

Class A shares outstanding	308,047	1,063,204	77,097	376,028

Net Asset Value and Redemption Price Per Share	$10.58	$9.29	$8.07	$11.06

Maximum Offering Price Per Share(3)	$11.08	$9.73	$8.45	$11.58

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$263,349	$1,185,081	N/A	$420,390

Class C shares outstanding	24,976	127,646	N/A	37,876

Net Asset Value and Offering Price Per Share(4)	$10.54	$9.28	N/A	$11.10

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1,  2 0 1 5

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$322,620	$193,262	$401,629
Investments in affiliates at value	3,599	2,249	5,652
Short-term investment in affiliates purchased with collateral from securities loaned at value	–	1,503	–

Total Investments at value(1)(2)	326,219	197,014	407,281

Receivable for investments sold	4,917	710	5,610
Receivable for shares of beneficial interest issued	837	8	1,203
Interest receivable	825	1,299	1,302
Prepaid expenses	28	27	25
Other assets	34	31	42

Total Assets	332,860	199,089	415,463

LIABILITIES
Payable for collateral received for loaned securities	–	1,503	–
Payable for shares of beneficial interest redeemed	44	33	243
Payable for investment securities purchased	4,807	700	5,838
Dividends payable
Class I	56	260	60
Class A	–	2	–
Class C	–	1	–
Investment advisory fees payable	97	67	70
12b-1 fees payable
Class A	1	1	–
Class C	–	1	–
Shareholder servicing fees payable
Class A	2	1	–
Administration fees payable	17	11	21
Custodian fees payable	5	5	6
Transfer agent fees payable	12	11	18
Trustees’ deferred compensation payable	34	31	42
Trustees’ fees payable	8	6	11
Other liabilities	53	54	63

Total Liabilities	5,136	2,687	6,372

TOTAL NET ASSETS	$327,724	$196,402	$409,091

Investments in non-affiliates at cost	$321,552	$191,198	$401,605
Investments in affiliates at cost	3,599	2,249	5,652
Short-term investment in affiliates purchased with collateral from securities loaned at cost	–	1,503	–

(1)Total Investments at cost	$325,151	$194,950	$407,257

(2)Includes securities on loan with a value of	$–	$1,450	$–

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$326,986	$196,584	$414,618
Undistributed (Distributions in Excess of) Net Investment Income	(72)	20	(39)
Accumulated Net Realized Gain (Loss) on Investments	(258)	(2,266)	(5,512)
Net Unrealized Appreciation/Depreciation on Investments	1,068	2,064	24

Total Net Assets	$327,724	$196,402	$409,091

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$321,336,899	$191,271,764	$407,536,880

Class I shares outstanding	31,559,610	17,527,648	40,994,496

Net Asset Value, Offering and Redemption Price Per Share	$10.18	$10.91	$9.94

Net assets applicable to Class A	$5,736,685	$4,053,132	$1,554,424

Class A shares outstanding	561,549	371,212	156,178

Net Asset Value and Redemption Price Per Share	$10.22	$10.92	$9.95

Maximum Offering Price Per Share(3)	$10.43	$11.43	$10.05

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$650,829	$1,077,227	N/A

Class C shares outstanding	63,730	98,486	N/A

Net Asset Value and Offering Price Per Share(4)	$10.21	$10.94	N/A

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(4)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S    ( 0 0 0 )

M a y  3 1,  2 0 1 5

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$78,988	$48,741	$47,583	$133,289

Total Investments at value(1)	78,988	48,741	47,583	133,289

Cash	751	1,332	1,331	258
Receivable for shares of beneficial interest issued	–	33	–	161
Interest receivable	1,107	733	674	1,813
Prepaid expenses	20	4	8	18
Other assets	13	6	10	13

Total Assets	80,879	50,849	49,606	135,552

LIABILITIES
Payable for shares of beneficial interest redeemed	104	–	25	51
Payable for investment securities purchased	1,708	–	–	1,708
Dividends payable
Class I	159	105	67	159
Class A	2	–	1	–
Investment advisory fees payable	16	10	17	39
12b-1 fees payable
Class A	–	–	1	–
Shareholder servicing fees payable
Class A	2	–	1	–
Administration fees payable	5	4	4	8
Custodian fees payable	2	1	1	2
Transfer agent fees payable	5	4	5	5
Trustees’ deferred compensation payable	13	6	10	13
Trustees’ fees payable	2	2	1	3
Other liabilities	25	19	20	31

Total Liabilities	2,043	151	153	2,019

TOTAL NET ASSETS	$78,836	$50,698	$49,453	$133,533

Investments in non-affiliates at cost	$75,708	$46,866	$45,271	$131,667

(1)Total Investments at cost	$75,708	$46,866	$45,271	$131,667

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$75,361	$48,886	$46,538	$132,212
Undistributed (Distributions in Excess of) Net Investment Income	146	(3)	(66)	(20)
Accumulated Net Realized Gain (Loss) on Investments	49	(60)	669	(281)
Net Unrealized Appreciation/Depreciation on Investments	3,280	1,875	2,312	1,622

Total Net Assets	$78,836	$50,698	$49,453	$133,533

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$75,621,217	$50,336,092	$44,479,759	$133,080,884

Class I shares outstanding	7,884,094	4,550,816	4,087,381	12,814,425

Net Asset Value, Offering and Redemption Price Per Share	$9.59	$11.06	$10.88	$10.39

Net assets applicable to Class A	$2,823,014	$306,032	$4,515,184	$452,274

Class A shares outstanding	295,478	27,692	416,146	43,526

Net Asset Value and Redemption Price Per Share	$9.55	$11.05	$10.85	$10.39

Maximum Offering Price Per Share(2)	$9.85	$11.39	$11.19	$10.71

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$392,265	$56,155	$458,511	N/A

Class C shares outstanding	41,464	5,079	42,362	N/A

Net Asset Value and Offering Price Per Share(3)	$9.46	$11.06	$10.82	N/A

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

(3)	Class C Shares are sold with a contingent deferred sales charge.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1,  2 0 1 5

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest from unaffiliated investments	$3,688	$1,810	$1,521	$5,956
Dividends from unaffiliated investments	–	–	2	–
Dividends from affiliated investments(1)	2	1	1	1
Security lending income(2)	5	–	22	17

Total Investment Income	3,695	1,811	1,546	5,974
Expenses:
Investment advisory fees	678	255	137	1,414
Administration fees	83	34	18	177
12b-1 fees:
Class A	1	4	–	2
Class C	2	10	–	4
Shareholder servicing fees:
Class A	8	25	2	11
Class C	1	3	–	1
Transfer agent fees	32	31	14	48
Custodian fees	8	10	2	11
Professional fees	45	32	27	74
Pricing service fees	24	34	10	22
Printing and shareholder reports	13	14	7	22
Registration and filing fees	42	41	31	45
Trustees’ fees	13	8	6	23
Miscellaneous	10	6	1	22

Total Expenses	960	507	255	1,876
Less:
Waiver of investment advisory fees(1)	(1)	–	(48)	(1)

Net Expenses	959	507	207	1,875

Net Investment Income (Loss)	2,736	1,304	1,339	4,099
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	2,004	278	413	1,918
Net change in unrealized appreciation/depreciation on investments	(1,279)	59	(1,630)	(991)

Net Gain (Loss) on Investments	725	337	(1,217)	927

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,461	$1,641	$122	$5,026

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest from unaffiliated investments	$2,985	$5,825	$2,167
Dividends from affiliated investments(1)	1	2	4
Security lending income(2)	–	22	–

Total Investment Income	2,986	5,849	2,171
Expenses:
Investment advisory fees	1,141	884	823
Administration fees	164	112	205
12b-1 fees:
Class A	1	1	1
Class C	8	8	–
Shareholder servicing fees:
Class A	7	11	5
Class C	2	3	–
Transfer agent fees	48	42	66
Custodian fees	11	12	12
Professional fees	70	55	82
Pricing service fees	17	36	10
Printing and shareholder reports	20	24	22
Registration and filing fees	54	47	47
Trustees’ fees	21	16	26
Miscellaneous	18	16	46

Total Expenses	1,582	1,267	1,345
Less:
Waiver of investment advisory fees(1)	(1)	(2)	(3)
Waiver of 12b-1 fees:
Class C	(4)	–	–

Net Expenses	1,577	1,265	1,342

Net Investment Income (Loss)	1,409	4,584	829
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	462	3,198	(109)
Net change in unrealized appreciation/depreciation on investments	(525)	(3,730)	(176)

Net Gain (Loss) on Investments	(63)	(532)	(285)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,346	$4,052	$544

(1)	See Note 3 in Notes to Financial Statements.
(2)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S    ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1,  2 0 1 5

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$2,532	$1,661	$1,765	$2,829

Total Investment Income	2,532	1,661	1,765	2,829
Expenses:
Investment advisory fees	329	213	224	556
Administration fees	43	29	31	71
12b-1 fees:
Class A	1	1	1	–
Class C	3	–	3	–
Shareholder servicing fees:
Class A	7	1	12	1
Class C	1	–	1	–
Transfer agent fees	20	16	18	21
Custodian fees	3	3	3	5
Professional fees	29	26	27	38
Pricing service fees	8	6	6	15
Printing and shareholder reports	12	9	10	14
Registration and filing fees	42	13	14	28
Trustees’ fees	9	8	9	12
Miscellaneous	5	2	3	7

Total Expenses	512	327	362	768
Less:
Waiver of investment advisory fees(1)	(65)	(42)	–	(30)

Net Expenses	447	285	362	738

Net Investment Income (Loss)	2,085	1,376	1,403	2,091
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	559	(64)	669	2
Net change in unrealized appreciation/depreciation on investments	(683)	(185)	(1,120)	(1,466)

Net Gain (Loss) on Investments	(124)	(249)	(451)	(1,464)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,961	$1,127	$952	$627

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S    ( 0 0 0 )

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

Investment Activities:
Net investment income (loss)	$2,736	$3,223	$1,304	$1,769	$1,339	$1,324
Net realized gain (loss) on investments sold	2,004	188	278	513	413	365
Net change in unrealized appreciation/depreciation on investments	(1,279)	(12)	59	(1,189)	(1,630)	412

Net increase (decrease) in net assets resulting from operations	3,461	3,399	1,641	1,093	122	2,101

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,979)	(3,455)	(1,366)	(1,812)	(1,314)	(1,297)
Class A	(67)	(62)	(252)	(299)	(28)	(25)
Class C	(2)	(2)	(23)	(41)	–	–
Distributions from net realized gains:
Class I	(470)	(112)	–	–	(342)	–
Class A	(10)	(3)	–	–	(7)	–
Class C	(1)	–	–	–	–	–

Total dividends and distributions	(3,529)	(3,634)	(1,641)	(2,152)	(1,691)	(1,322)

Share Transactions:
Proceeds from shares issued:
Class I	28,080	54,965	21,245	1,778	3,732	16,891
Class A	50	77	200	4,367	61	209
Class C	51	111	7	51	–	–
Reinvestment of dividends and distributions:
Class I	2,685	2,333	537	720	1,205	914
Class A	57	47	94	117	25	16
Class C	3	2	9	13	–	–

Total proceeds from shares issued and reinvested	30,926	57,535	22,092	7,046	5,023	18,030

Value of shares redeemed:
Class I	(59,282)	(76,956)	(22,711)	(37,738)	(13,950)	(5,566)
Class A	(482)	(429)	(1,298)	(2,010)	(59)	(99)
Class C	(90)	(98)	(469)	(1,313)	–	–

Total value of shares redeemed	(59,854)	(77,483)	(24,478)	(41,061)	(14,009)	(5,665)

Increase (decrease) in net assets from share transactions	(28,928)	(19,948)	(2,386)	(34,015)	(8,986)	12,365

Contributions of capital by affiliate(1)	–	1	–	10	–	–

Total increase (decrease) in net assets	(28,996)	(20,182)	(2,386)	(35,064)	(10,555)	13,144

Net Assets:
Beginning of year	177,940	198,122	63,794	98,858	30,337	17,193

End of year*	$148,944	$177,940	$61,408	$63,794	$19,782	$30,337

*Including undistributed (distributions in excess of) net investment income	$(29)	$8	$(18)	$(8)	$(2)	$1

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

$4,099	$4,181	$1,409	$1,251	$4,584	$6,072	$829	$724
1,918	1,968	462	863	3,198	918	(109)	226

(991)	(1,449)	(525)	40	(3,730)	178	(176)	216

5,026	4,700	1,346	2,154	4,052	7,168	544	1,166

(4,078)	(4,378)	(1,766)	(1,693)	(4,831)	(6,025)	(1,484)	(1,477)
(49)	(49)	(23)	(11)	(85)	(106)	(2)	(2)
(1)	(2)	–	–	(13)	(14)	–	–

(1,306)	(6,959)	–	–	–	–	–	–
(17)	(90)	–	–	–	–	–	–
(2)	(15)	–	–	–	–	–	–

(5,453)	(11,493)	(1,789)	(1,704)	(4,929)	(6,145)	(1,486)	(1,479)

24,738	74,334	85,987	168,962	20,057	46,075	239,514	410,389
92	276	4,140	24	176	122	13	179
55	14	21	24	134	336	–	–

3,472	7,787	1,159	1,105	1,297	1,303	538	571
55	120	19	9	60	77	2	2
2	8	–	–	3	3	–	–

28,414	82,539	91,326	170,124	21,727	47,916	240,067	411,141

(58,170)	(92,569)	(103,196)	(155,952)	(78,727)	(65,266)	(264,904)	(382,032)
(966)	(881)	(1,703)	(674)	(806)	(1,005)	(742)	(1,628)
(358)	(596)	(655)	(448)	(96)	(270)	–	–

(59,494)	(94,046)	(105,554)	(157,074)	(79,629)	(66,541)	(265,646)	(383,660)

(31,080)	(11,507)	(14,228)	13,050	(57,902)	(18,625)	(25,579)	27,481

–	3	–	7	–	1	–	–

(31,507)	(18,297)	(14,671)	13,507	(58,779)	(17,601)	(26,521)	27,168

367,553	385,850	342,395	328,888	255,181	272,782	435,612	408,444

$336,046	$367,553	$327,724	$342,395	$196,402	$255,181	$409,091	$435,612

$(42)	$(14)	$(72)	$(59)	$20	$22	$(39)	$(2)

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	Intermediate Tax Exempt Bond Fund		Maryland Tax Exempt Bond Fund		Ohio Intermediate Tax Exempt Bond Fund
	For the Year Ended		For the Year Ended		For the Year Ended
	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014	May 31, 2015	May 31, 2014

Investment Activities:
Net investment income (loss)	$2,085	$2,588	$1,376	$1,677	$1,403	$1,996
Net realized gain (loss) on investments sold	559	2,914	(64)	344	669	1,557
Net change in unrealized appreciation/depreciation on investments	(683)	(3,767)	(185)	(1,527)	(1,120)	(2,709)

Net increase (decrease) in net assets resulting from operations	1,961	1,735	1,127	494	952	844

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,008)	(2,495)	(1,366)	(1,660)	(1,287)	(1,830)
Class A	(80)	(77)	(10)	(16)	(112)	(154)
Class C	(6)	(7)	(1)	(1)	(7)	(9)
Distributions from net realized gains:
Class I	(2,268)	(2,389)	(341)	(286)	(678)	(844)
Class A	(94)	(107)	(3)	(3)	(63)	(82)
Class C	(11)	(10)	–	–	(6)	(6)

Total dividends and distributions	(4,467)	(5,085)	(1,721)	(1,966)	(2,153)	(2,925)

Share Transactions:
Proceeds from shares issued:
Class I	4,249	6,779	249	990	1,886	1,390
Class A	841	1,051	12	–	8	6
Class C	147	127	1	2	–	15
Reinvestment of dividends and distributions:
Class I	383	403	93	107	136	173
Class A	118	119	4	5	147	191
Class C	12	11	1	1	10	12

Total proceeds from shares issued and reinvested	5,750	8,490	360	1,105	2,187	1,787

Value of shares redeemed:
Class I	(8,531)	(49,070)	(4,536)	(11,016)	(13,323)	(18,875)
Class A	(887)	(1,319)	(259)	(113)	(825)	(1,318)
Class C	(107)	(294)	(1)	(1)	(1)	(173)

Total value of shares redeemed	(9,525)	(50,683)	(4,796)	(11,130)	(14,149)	(20,366)

Increase (decrease) in net assets from share transactions	(3,775)	(42,193)	(4,436)	(10,025)	(11,962)	(18,579)

Contributions of capital by affiliate(1)	–	1	–	–	–	3

Total increase (decrease) in net assets	(6,281)	(45,542)	(5,030)	(11,497)	(13,163)	(20,657)

Net Assets:
Beginning of year	85,117	130,659	55,728	67,225	62,616	83,273

End of year*	$78,836	$85,117	$50,698	$55,728	$49,453	$62,616

*Including undistributed (distributions in excess of) net investment income	$146	$155	$(3)	$(2)	$(66)	$(63)

(1)	See Note 11 in Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	For the Year Ended
	May 31, 2015	May 31, 2014

Investment Activities:
Net investment income (loss)	$2,091	$2,118
Net realized gain (loss) on investments sold	2	(134)
Net change in unrealized appreciation/depreciation on investments	(1,466)	130

Net increase (decrease) in net assets resulting from operations	627	2,114

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,085)	(2,112)
Class A	(6)	(6)
Distributions from net realized gains:
Class I	–	(328)
Class A	–	(1)

Total dividends and distributions	(2,091)	(2,447)

Proceeds from shares issued:
Class I	18,514	40,583
Class A	10	5
Reinvestment of dividends:
Class I	195	322
Class A	5	7

Total proceeds from shares issued and reinvested	18,724	40,917

Value of shares redeemed:
Class I	(28,966)	(41,446)
Class A	(28)	(80)

Total value of shares redeemed	(28,994)	(41,526)

Increase (decrease) in net assets from share transactions	(10,270)	(609)

Total increase (decrease) in net assets	(11,734)	(942)

Net Assets:
Beginning of year	145,267	146,209

End of year*	$133,533	$145,267

*Including undistributed (distributions in excess of) net investment income	$(20)	$(20)

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1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of May 31, 2015, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares, Class R Shares, Class R4 Shares and Class R5 Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds’ Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds’ Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective December 30, 2013, the Trust began offering Class I Shares, Class R4 Shares and Class R5 Shares of PNC Mid Cap Index Fund and PNC Small Cap Index Fund and Class R4 Shares and Class R5 Shares of PNC S&P 500 Index Fund.

Effective October 8, 2014, each of PNC Michigan Intermediate Municipal Bond Fund and PNC Pennsylvania Intermediate Municipal Bond Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014.

Effective May 1, 2015, the Trust began offering Class T Shares of PNC Balanced Allocation Fund, PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund. Class T Shares are sold subject to a front end sales charge.

As of May 31, 2015, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

In determining fair value for equity securities, exchange-traded funds (“ETFs”) and master limited partnerships (“MLPs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds invested in debt securities are typically valued based on evaluations provided by an independent pricing service (“Service”) approved by the Board of Trustees of the Trust (the “Board”). A number of pricing services are available and the Funds may use various pricing services or discontinue the use of any pricing service. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by a Service from dealers in such securities). The Funds, under supervision of the Board, reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Debt securities as well as other investments may be carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security at the official close of trading on the NYSE on the day of valuation. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate at the close of market on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Forward currency contracts are valued based upon closing forward foreign exchange rates from each respective foreign market.

Futures contracts are valued at the daily quoted settlement prices at the official close of trading on the NYSE on the day of valuation.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by the Service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the incidence of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best

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information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels. Assets and liabilities reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Equity securities and ETFs for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price on the primary exchange on which they are traded.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities – certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets, such as the movement of certain indexes, American Depositary Receipts, futures or ETFs.

Fixed Income Securities – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period. Certain foreign equity securities are fair value adjusted through a Service which considers statistically relevant trading patterns. Such securities may periodically move between input valuation Level 1 and input valuation Level 2 based on whether or not they meet fair value adjustment trigger requirements. Securities that meet the fair value adjustment trigger requirements are considered input valuation Level 2 securities.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures and forwards, which are reflected in net assets at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2015 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses that are common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses that are common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income, Balanced Allocation, Large Cap Core, Large Cap Value and S&P 500 Index Funds are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020,

Target 2030, Target 2040, Target 2050, International Equity, Large Cap Growth, Mid Cap, Mid Cap Index, Multi-Factor Small Cap Core, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap and Small Cap Index Funds are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. The ETFs in which the Funds invest generally seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at its net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand as well as changes in market value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETFs or mutual funds. Inflation-protected securities, unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will

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not fall below its face amount at maturity. The Target Date Funds primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Master Limited Partnerships

Certain Funds may invest in MLPs. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity, have a limited role in the operation and management of the entity, and receive cash distributions.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETFs or mutual funds. Pooled investment vehicles may hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. Such investments in commodities or commodity-linked instruments may expose the pooled investment vehicle to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity-linked certificates or participation notes and may be issued in various forms such as low exercise price or Rule 144A warrants. When doing so, the Fund purchases the certificates from an issuer, who may or may not hold shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the value of the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Forward Currency Contracts

Certain Funds may enter into forward currency contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. Such contracts, which are designed to protect the value of the Fund’s investment securities against an adverse movement in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize the risk of loss due to an adverse movement in the value of a hedged currency, at the same time they tend to limit the potential gain that might be realized should the value of such foreign currency unexpectedly move opposite to the hedge. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The unrealized gain or loss on open forward currency contracts at May 31, 2015 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open forward currency contracts and the gain or loss recognized upon the close of forward currency contracts for the fiscal year ended May 31, 2015 are included in the respective Fund’s Statement of Operations.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Futures contracts are valued at the daily quoted settlement prices. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and are included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at May 31, 2015 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the fiscal year ended May 31, 2015 are included in the respective Fund’s Statement of Operations.

There are several risks associated with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. Details of futures contracts open as of May 31, 2015 are included in the respective Fund’s Schedule of Investments.

Derivative Holdings Categorized by Risk Exposure

The following information is intended to enable financial statement users to understand how derivatives are accounted for and how derivative instruments affect a Fund’s financial position and results of operations. The derivative instruments listed in the following tables were not designated in qualifying hedge accounting relationships.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivative Value	Liability Derivative Value
Equity contracts	Variation margin receivable from broker for open futures contracts*	Variation margin payable to broker for open futures contracts*
Foreign exchange contracts	Net unrealized appreciation on forward currency contracts	Net unrealized depreciation on forward currency contracts

*The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation/depreciation for open futures contracts. The balance presented below is the cumulative change in unrealized appreciation/depreciation from the date the contract was opened until May 31, 2015 and is included in the Net Assets of the Fund.

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/15 (000)
Asset Derivative Value
Balanced Allocation Fund
Forward Currency Contracts	$–	$46	$46
Futures Contracts	14	–	14
	$14	$46	$60
International Equity Fund
Forward Currency Contracts	$–	$2,321	$2,321
Futures Contracts	707	–	707
	$707	$2,321	$3,028
Large Cap Growth Fund Futures Contracts	$11	$–	$11
S&P 500 Index Fund Futures Contracts	$32	$–	$32
Small Cap Fund Futures Contracts	$42	$–	$42
Liability Derivative Value
International Equity Fund Futures Contracts	$305	$–	$305

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Location on the Statement of Operations
Derivative Type
Equity contracts	Net realized gain (loss) on futures Net change in unrealized appreciation/depreciation on futures
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions Net change in unrealized appreciation/depreciation on foreign currency translation

	Equity Contracts (000)	Foreign Exchange Contracts (000)	Total Value at 05/31/15 (000)
Realized Gain (Loss) on Derivatives Recognized in Income

Balanced Allocation Fund
Futures Contracts	$45	$–	$45
Forward Currency Contracts	–	100	100
	$45	$100	$145
International Equity Fund
Futures Contracts	$2,928	$–	$2,928
Forward Currency Contracts	–	4,462	4,462
	$2,928	$4,462	$7,390
Large Cap Growth Fund Futures Contracts	$190	$–	$190
S&P 500 Index Fund Futures Contracts	$174	$–	$174
Small Cap Fund Futures Contracts	$50	$–	$50
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Balanced Allocation Fund Futures Contracts	$14	$–	$14
Forward Currency Contracts	–	21	21
	$14	$21	$35
International Equity Fund Futures Contracts	$32	$–	$32
Forward Currency Contracts	–	1,655	1,655
	$32	$1,655	$1,687
Large Cap Growth Fund Futures Contracts	$(10)	$–	$(10)
S&P 500 Index Fund Futures Contracts	$(42)	$–	$(42)
Small Cap Fund Futures Contracts	$80	$–	$80

During the fiscal year ended May 31, 2015, the futures and forwards transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2014 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts May 31, 2015 (000)
Balanced Allocation Fund
Forward Currency Contracts	$682	$585	$(682)	$585
Futures Contracts	203	715	(763)	155
International Equity Fund
Forward Currency Contracts	33,963	29,667	(33,963)	29,667
Futures Contracts	14,688	81,691	(81,577)	14,802
Large Cap Growth Fund
Futures Contracts	1,132	8,836	(8,926)	1,042
S&P 500 Index Fund
Futures Contracts	1,655	4,753	(5,387)	1,021
Small Cap Fund
Futures Contracts	1,172	4,683	(4,653)	1,202

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association (“ISDA”) Agreements and a Securities Loan Agreement, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Offsetting of Financial and Derivative Assets and Liabilities

The following tables show the financial and derivative instruments of each Fund that are subject to Master Agreements (or similar arrangements) and the collateral received and pledged in connection with the netting arrangements at May 31, 2015.

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Offsetting of Financial and Derivative Assets

Description	Form of Master Agreement	Gross Amounts Presented in the Statement of Assets and Liabilities (000)	Gross Amounts Netted in the Statement of Assets and Liabilities (000)	Net Amounts Presented in the Statement of Assets and Liabilities (000)	Financial Instruments (000)	Cash Collateral Received(1) (000)	Net Amount (000)
Balanced Allocation Fund
Forward Currency Contracts	ISDA	$46	$–	$46	$–	$–	$46
Securities Lending(2)	Securities Loan Agreement	1,187	–	1,187	–	(1,187)	–
		$1,233	$–	$1,233	$–	$(1,187)	$46
International Equity Fund
Forward Currency Contracts	ISDA	$2,321	$–	$2,321	$–	$–	$2,321
Securities Lending(2)	Securities Loan Agreement	38,760	–	38,760	–	(38,760)	–
		$41,081	$–	$41,081	$–	$(38,760)	$2,321
Large Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$311	$–	$311	$–	$(311)	$–
Mid Cap Fund
Securities Lending(2)	Securities Loan Agreement	$241	$–	$241	$–	$(241)	$–
Multi-Factor Small Cap Core Fund
Securities Lending(2)	Securities Loan Agreement	$1,828	$–	$1,828	$–	$(1,828)	$–
Multi-Factor Small Cap Growth Fund
Securities Lending(2)	Securities Loan Agreement	$708	$–	$708	$–	$(708)	$–
Multi-Factor Small Cap Value Fund
Securities Lending(2)	Securities Loan Agreement	$1,719	$–	$1,719	$–	$(1,719)	$–
S&P 500 Index Fund
Securities Lending(2)	Securities Loan Agreement	$129	$–	$129	$–	$(129)	$–
Small Cap Fund
Securities Lending(2)	Securities Loan Agreement	$42,463	$–	$42,463	$–	$(42,463)	$–
Bond Fund
Securities Lending(2)	Securities Loan Agreement	$559	$–	$559	$–	$(559)	$–
High Yield Bond Fund
Securities Lending(2)	Securities Loan Agreement	$424	$–	$424	$–	$(424)	$–
Intermediate Bond Fund
Securities Lending(2)	Securities Loan Agreement	$1,956	$–	$1,956	$–	$(1,956)	$–
Total Return Advantage Fund
Securities Lending(2)	Securities Loan Agreement	$1,450	$–	$1,450	$–	$(1,450)	$–

(1)Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

(2)Reflects the market value of securities on loan as presented on the Schedule of Investments. Short term-investments purchased with collateral from  securities lending and the related liability to repay the collateral is reported on the Statement of Assets and Liabilities.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Trust pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10%, 0.35% and 0.60% for Class I, Class

R and Class T Shares, respectively, on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement will apply until April 27, 2016, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

The following table lists the contractual advisory fees and expense reimbursements that were in effect during the fiscal year ended May 31, 2015 for the Target Date Funds.

	Advisory Fees as a Percentage of Average Net Assets
		Expense
	Annual Rate*	Reimbursement
Retirement Income Fund	0.00%	6.72%
Target 2020 Fund	0.00%	5.47%
Target 2030 Fund	0.00%	4.55%
Target 2040 Fund	0.00%	6.35%
Target 2050 Fund	0.00%	7.84%

    *  During the year ended May 31, 2015, the Target Date Funds were solely invested in Investment Companies.

Equity Funds

The following tables list the contractual advisory fees and fee waivers that were in effect during the fiscal year ended May 31, 2015 for the Equity Funds.

		Advisory Fees as a Percentage of Average Net Assets
	Annual Rate			Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Balanced Allocation Fund	0.75%			0.75%	0.15%	0.60%	N/A
International Equity Fund	0.90%**			0.93%	0.11%	0.82%	N/A
Mid Cap Fund	0.75%			0.75%	0.61%	0.14%	N/A
Mid Cap Index Fund	0.15%			0.15%	0.15%	0.00%	2.28%
Multi-Factor Small Cap Core Fund	0.90%**			0.92%	0.29%	0.63%	N/A
Multi-Factor Small Cap Growth Fund	0.90%**			0.93%	0.64%	0.29%	N/A
Multi-Factor Small Cap Value Fund	0.90%**			0.93%	0.54%	0.39%	N/A
Small Cap Fund	0.90%**			0.93%	0.16%	0.77%	N/A
Small Cap Index Fund	0.15%			0.15%	0.15%	0.00%	2.25%

	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Large Cap Core Fund	0.75%	0.70%	0.65%	0.75%	0.31%	0.44%	N/A
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.75%	0.06%	0.69%	N/A
Large Cap Value Fund	0.75%	0.70%	0.65%	0.75%	0.02%	0.73%	N/A

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	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate
	First $50 Million	Next $100 Million	$150 Million and Over	Effective Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
S&P 500 Index Fund	0.15%	0.10%	0.075%	0.11%	0.11%	0.00%	0.01%

*	These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will apply until April 27, 2016, except that it may be terminated by the Board at any time.
**	Effective September 29, 2014, the contractual investment advisory fee was lowered from 1.00% to 0.90% and investment advisory fee breakpoints of 1.00% for the first $500 million of assets managed, 0.95% for the next $500 million assets managed and 0.90% of assets managed in excess of $1 billion were eliminated for Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund and Small Cap Fund.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A, Class C, Class R4, Class R5 and Class T Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C	Class R4	Class R5	Class T
Balanced Allocation Fund	1.00%	1.29%	2.00%	N/A	N/A	1.50%
International Equity Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
Large Cap Core Fund	0.94%	1.22%	1.94%	N/A	N/A	N/A
Large Cap Growth Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
Large Cap Value Fund	0.98%	1.28%	1.98%	N/A	N/A	N/A
Mid Cap Fund	1.25%	1.53%	2.25%	N/A	N/A	N/A
Mid Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A
Multi-Factor Small Cap Core Fund	0.85%	1.13%	N/A	N/A	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.85%	1.13%	1.85%	N/A	N/A	N/A
Multi-Factor Small Cap Value Fund	0.85%	1.13%	1.85%	N/A	N/A	N/A
S&P 500 Index Fund	0.20%	0.45%	1.20%	0.35%	0.25%	N/A
Small Cap Fund	0.99%	1.29%	1.99%	N/A	N/A	N/A
Small Cap Index Fund	0.25%	N/A	N/A	0.40%	0.30%	N/A

The expense limitation agreement for the Funds listed in the table above is expected to apply until at least April 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time. Prior to the contractual expense limitation agreement effective September 29, 2014, PNC Mid Cap Fund was not party to an expense limitation agreement. However, prior to September 29, 2014, the Adviser had voluntarily agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary so that the total operating expenses of PNC Mid Cap Fund did not exceed 1.53%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively. Effective September 29, 2014 through December 10, 2014, per the agreement, the Adviser limited total operating expenses of PNC Mid Cap Fund at 1.52%, 2.22% and 1.25% for Class A, Class C and Class I Shares, respectively, and, effective December 11, 2014, 1.53%, 2.25% and 1.25%, respectively. Prior to March 31, 2015, the Adviser limited total operating expenses of PNC Multi-Factor Small Cap Core Fund at 1.23% and 0.95% for Class A and Class I Shares, respectively, the total operating expenses of PNC Multi-Factor Small Cap Growth Fund at 1.23%, 1.95% and 0.95% for Class A, Class C and Class I Shares, respectively, and the total operating expenses of PNC Multi-Factor Small Cap Value Fund at 1.23%, 1.95%, and 0.95% for Class A, Class C and Class I Shares, respectively. Effective September 29, 2014 through March 30, 2015, per the agreement, the Adviser limited total operating expenses of PNC Multi-Factor Small Cap Value Fund at

1.23%, 1.95% and 0.95% for Class A, Class C and Class I Shares, respectively. Prior to the contractual expense limitation agreement effective September 29, 2014, the Adviser had contractually agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary so that the total operating expenses of PNC Multi-Factor Small Cap Value Fund did not exceed 1.53%, 2.25% and 1.25% for Class A, Class C and Class I Shares, respectively.

Fixed Income and Tax Exempt Bond Funds

The following table lists the contractual advisory fees and fee waivers that were in effect during the fiscal year ended May 31, 2015 for the Fixed Income and Tax Exempt Bond Funds.

	Advisory Fees as a Percentage of Average Net Assets
	Annual Rate	Fee Waiver*	Net Effective Annual Rate	Expense Reimbursement*
Bond Fund	0.40%**	N/A	0.42%	N/A
Government Mortgage Fund	0.40%	N/A	0.40%	N/A
High Yield Bond Fund	0.50%	0.18%	0.32%	N/A
Intermediate Bond Fund	0.40%	N/A	0.40%	N/A
Limited Maturity Bond Fund	0.35%	N/A	0.35%	N/A
Total Return Advantage Fund	0.40%	N/A	0.40%	N/A
Ultra Short Bond Fund	0.20%	N/A	0.20%	N/A
Intermediate Tax Exempt Bond	0.40%	0.08%	0.32%	N/A
Maryland Tax Exempt Bond	0.40%	0.08%	0.32%	N/A
Ohio Intermediate Tax Exempt Bond	0.40%	N/A	0.40%	N/A
Tax Exempt Limited Maturity Bond	0.40%	0.02%	0.38%	N/A

*These waivers and reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation  agreement which will remain in effect through April 27, 2016, except that it may be terminated by the Board at any time.

**Prior to September 29, 2014, the contractual advisory fee rate was 0.45%.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
High Yield Bond Fund	0.75%	1.01%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	N/A

The expense limitation agreement for the Funds listed in the table above will apply until at least April 27, 2016, at which time the Adviser will determine whether to renew, revise or discontinue it, except that it may be terminated by the Board at any time.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the end of the fiscal year in which the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

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The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available
	(000)
	2016	2017	2018	Total
Retirement Income Fund	$ 84	$158	$138	$ 380
Target 2020 Fund	84	100	111	295
Target 2030 Fund	85	111	117	313
Target 2040 Fund	85	101	109	295
Target 2050 Fund	86	114	117	317
Balanced Allocation Fund	111	97	101	309
International Equity Fund	–	697	652	1,349
Large Cap Core Fund	62	61	75	198
Large Cap Growth Fund	94	84	49	227
Large Cap Value Fund	–	29	24	53
Mid Cap Fund	–	–	44	44
Mid Cap Index Fund	–	35	89	124
Multi-Factor Small Cap Core Fund	96	135	205	436
Multi-Factor Small Cap Growth Fund	254	259	226	739
Multi-Factor Small Cap Value Fund	117	107	142	366
S&P 500 Index Fund	–	103	220	323
Small Cap Fund	175	993	851	2,019
Small Cap Index Fund	–	53	126	179
High Yield Bond Fund	43	23	48	114
Intermediate Tax Exempt Bond Fund	45	53	65	163
Maryland Tax Exempt Bond Fund	23	26	42	91
Tax Exempt Limited Maturity Bond Fund	28	20	30	78

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class R Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class R Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

The Trust maintains a Services Plan with respect to the Class R4 and Class R5 Shares of the Mid Cap Index Fund, S&P 500 Index Fund and Small Cap Index Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class R4 and Class R5 Shares in consideration for payment of a fee of up to 0.15% and 0.05%, respectively, on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

Each Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage, receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the fiscal year ended May 31, 2015, approximately 0.0215% was allocated to BNY Mellon and 0.0285% was allocated to the Advisor in aggregate.

BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, the Adviser receives fees at an annual rate of 0.01% based on the average daily net assets of the Target Date Funds.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “Underlying Funds”). The Target Date Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an Underlying Fund’s net assets. At May 31, 2015, no investments by a Target Date Fund represented a significant portion of the net assets of any of the Underlying Funds.

The common stock of PNC Group, an affiliate of the Adviser to the Trust, is included in the S&P 500® Index. Also included in the S&P 500® Index is BlackRock, Inc., a company in which PNC Group owns a minority interest. Like the other stocks in the S&P 500® Index, S&P 500 Index Fund may invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities may be deemed to be affiliated investments through the Adviser’s affiliation with BlackRock, Inc.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statements of Operations.

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by PNC Funds, Advantage, a separate investment company affiliated with PNC Funds, or BlackRock Funds and other investment companies that could be deemed to be affiliated with the Adviser. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a Fund with respect to a Fund’s short-term reserves swept into Advantage. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver does not apply to cash collateral from a Fund’s securities lending program invested in a PNC Advantage money market fund, and the waiver may be terminated at any time without prior notice.

For the purposes of these financial statements, dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations.

The total value at May 31, 2014 and May 31, 2015, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the fiscal year ended May 31, 2015 are shown in the following table.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 5

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 05/31/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)		Capital Gain Distributions Received (000)
Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$ 22	$ 53	$ 110	$ 81	$ 1		$ 1		$ –
iShares MSCI EAFE Small Cap Index Fund	3	6	11	8	–	*	–	*	–
PNC Advantage Institutional Money Market Fund	125	276	1,434	1,283	–	*	–		–
PNC International Equity Fund	54	133	213	140	2		(1)		–
PNC Large Cap Core Fund	163	–	41	217	1		48		–
PNC Large Cap Growth Fund	–	156	314	166	1		(1)		–
PNC Large Cap Value Fund	–	159	317	161	1		(3)		–
PNC S&P 500 Fund	–	80	160	81	1		(2)		1
PNC Small Cap Fund	35	84	133	89	–	*	(1)		1
PNC Bond Fund	248	581	935	608	8		12		2
PNC High Yield Bond Fund	28	66	106	66	2		(2)		1
PNC Limited Maturity Bond Fund	246	585	932	595	2		1		–
	$ 924	$2,179	$4,706	$3,495	$ 19		$ 52		$ 5
Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$ 24	$ 76	$ 73	$ 22	$ 1		$ –	*	$ –
iShares MSCI EAFE Small Cap Index Fund	4	11	11	5	–	*	–	*	–
PNC Advantage Institutional Money Market Fund	61	203	1,698	1,556	–	*	–		–
PNC International Equity Fund	98	290	283	106	2		2		–
PNC Large Cap Core Fund	256	–	227	511	1		82		–
PNC Large Cap Growth Fund	–	284	304	35	–	*	2		–
PNC Large Cap Value Fund	–	289	309	31	1		1		–
PNC S&P 500 Fund	–	146	156	15	1		–	*	1
PNC Small Cap Fund	49	147	139	52	–	*	1		1
PNC Bond Fund	262	811	799	244	9		(7)		1
PNC High Yield Bond Fund	38	108	109	36	3		(1)		–	*
PNC Limited Maturity Bond Fund	110	408	403	105	1		–	*	–
	$ 902	$2,773	$4,511	$2,718	$ 19		$ 80		$ 3
Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$ 49	$ 122	$ 83	$ 10	$ 2		$ –	*	$ –
iShares MSCI EAFE Small Cap Index Fund	18	42	28	6	–	*	–	*	–
PNC Advantage Institutional Money Market Fund	62	200	772	634	–	*	–		–
PNC International Equity Fund	201	496	323	55	4		–	*	–
PNC Large Cap Core Fund	499	–	135	676	2		142		–
PNC Large Cap Growth Fund	–	485	507	53	1		2		–
PNC Large Cap Value Fund	–	493	523	52	2		1		–
PNC S&P 500 Fund	–	248	261	22	2		–	*	1
PNC Small Cap Fund	104	249	161	41	–	*	1		3
PNC Bond Fund	274	713	525	80	8		(2)		1
PNC High Yield Bond Fund	44	115	86	13	4		(1)		1
PNC Limited Maturity Bond Fund	15	60	52	7	–	*	–	*	–
	$1,266	$3,223	$3,456	$1,649	$ 25		$143		$ 6

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 05/31/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)		Capital Gain Distributions Received (000)
Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$ 44	$ 82	$ 54	$ 18	$ 2		$ (1)		$ –
iShares MSCI EAFE Small Cap Index Fund	16	32	21	7	–	*	–	*	–
PNC Advantage Institutional Money Market Fund	38	93	371	316	–	*	–		–
PNC International Equity Fund	192	359	236	88	3		2		–
PNC Large Cap Core Fund	488	–	2	533	2		147		–
PNC Large Cap Growth Fund	–	356	426	97	1		5		–
PNC Large Cap Value Fund	–	361	433	91	1		3		–
PNC S&P 500 Fund	–	182	217	42	1		–	*	1
PNC Small Cap Fund	98	183	116	52	–	*	3		2
PNC Bond Fund	106	224	169	50	3		(1)		1
PNC High Yield Bond Fund	16	36	28	8	1		–	*	–	*
	$ 998	$1,908	$2,073	$1,302	$ 14		$158		$ 4
Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$ 55	$ 64	$ 18	$ 12	$ 2		$ 1		$ –
iShares MSCI EAFE Small Cap Index Fund	19	25	11	6	–	*	–	*	–
PNC Advantage Institutional Money Market Fund	38	61	254	231	–	*	–		–
PNC International Equity Fund	219	279	72	19	3		–	*	–
PNC Large Cap Core Fund	529	–	2	577	2		160		–
PNC Large Cap Growth Fund	–	273	273	16	1		–	*	–
PNC Large Cap Value Fund	–	278	283	15	1		–	*	–
PNC S&P 500 Fund	–	140	142	6	1		–	*	1
PNC Small Cap Fund	114	143	22	8	–	*	–	*	3
PNC Bond Fund	75	93	23	4	2		–	*	–	*
PNC High Yield Bond Fund	12	17	6	1	1		–	*	–	*
	$1,061	$1,373	$1,106	$ 895	$ 13		$161		$ 4

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1 ,  2 0 1 5

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 05/31/15 (000)	Purchases (000)	Sales Proceeds (000)		Dividends from Affiliated Investments (000)		Realized Gain (Loss) on Affiliated Investments Sold (000)
Balanced Allocation Fund
iShares MSCI EAFE Value Index	$5,073	$4,798	$578	$489		$219		$99
iShares MSCI Emerging Markets Index Fund	2,085	2,015	–	–		43		–
iShares STOXX Europe 600 Banks DE	89	63	25	44		2		4
PNC Advantage Institutional Money Market Fund	3,741	4,949	13,813	12,605		1		–
	$10,988	$11,825	$14,416	$13,138		$265		$103
International Equity Fund
iShares STOXX Europe 600 Banks DE	$4,149	$3,694	$1,435	$1,507		$82		$134
PNC Advantage Institutional Money Market Fund	47,842	79,452	249,278	217,668		15		–
	$51,991	$83,146	$250,713	$219,175		$97		$134
Large Cap Core Fund
PNC Advantage Institutional Money Market Fund	$82	$1,212	$12,134	$11,004		$–	*	$–
Large Cap Growth Fund
PNC Advantage Institutional Money Market Fund	$1,293	$1,130	$33,944	$34,107		$1		$–
Large Cap Value Fund
iShares Russell 1000 Value Fund	$741	$1,579	$2,342	$1,559		$17		$64
PNC Advantage Institutional Money Market Fund	137	354	23,468	23,251		–	*	–
	$878	$1,933	$25,810	$24,810		$17		$64
Mid Cap Fund
PNC Advantage Institutional Money Market Fund	$849	$663	$2,745	$2,931		$–	*	$–
Mid Cap Index Fund
PNC Advantage Institutional Money Market Fund	$44	$22	$4,643	$4,665		$–		$–
Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$951	$–	$10,971	$12,101		$8		$196
PNC Advantage Institutional Money Market Fund	956	4,540	70,732	67,148		–	*	–
	$1,907	$4,540	$81,703	$79,249		$8		$196
Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$–	$–	$344	$359		$2		$15
PNC Advantage Institutional Money Market Fund	1,609	1,777	7,781	7,613		–	*	–
	$1,609	$1,777	$8,125	$7,972		$2		$15
Multi-Factor Small Cap Value Fund
iShares Russell 2000 Index Fund	$–	$–	$1,115	$1,153		$4		$38
PNC Advantage Institutional Money Market Fund	2,336	2,063	9,530	9,803		–	*	–
	$2,336	$2,063	$10,645	$10,956		$4		$38
S&P 500 Index Fund
BlackRock	$370	$490	$61	$15		$10		$–	*
PNC Advantage Institutional Money Market Fund	1,324	4,243	45,128	42,209		1		–
PNC Financial Services Group	427	550	–	17		11		1
	$2,121	$5,283	$45,189	$42,241		$22		$1
Small Cap Fund
PNC Advantage Institutional Money Market Fund	$59,664	$61,408	$214,203	$212,459		$7		$–
Small Cap Index Fund
iShares Russell 2000 Index Fund	$–	$89	$90	$–	*	$–		$–	*
PNC Advantage Institutional Money Market Fund	46	273	740	513		–		–
	$46	$362	$830	$513		$–		$–	*
Bond Fund
PNC Advantage Institutional Money Market Fund	$7,012	$1,919	$47,977	$53,070		$2		$–

	Value of Affiliated Investments at 05/31/14 (000)	Value of Affiliated Investments at 05/31/15 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Government Mortgage Fund
PNC Advantage Institutional Money Market Fund	$1,299	$1,992	$29,257	$28,564	$1	$–
High Yield Bond Fund
PNC Advantage Institutional Money Market Fund	$1,926	$1,681	$14,315	$14,560	$1	$–
Intermediate Bond Fund
PNC Advantage Institutional Money Market Fund	$7,167	$7,021	$56,483	$56,629	$1	$–
Limited Maturity Bond Fund
PNC Advantage Institutional Money Market Fund	$6,594	$3,599	$106,920	$109,915	$1	$–
Total Return Advantage Fund
PNC Advantage Institutional Money Market Fund	$8,581	$3,752	$53,018	$57,847	$2	$–
Ultra Short Bond Fund
PNC Advantage Institutional Money Market Fund	$10,472	$5,652	$222,342	$227,162	$4	$–

 *Amount represents less than $500.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

For the Target Date Funds, The Bank of New York Mellon receives a base fee in addition to other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

Pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”), the Trust has adopted a distribution plan for Class A Shares (the “A Shares Plan”), a distribution plan for Class C Shares (the “C Shares Plan”), and a distribution plan for Class T Shares (the “T Shares Plan”), which permit the Funds to bear certain expenses in connection with the distribution of Class A Shares, Class C Shares, and Class T Shares, respectively. Payments to the Underwriter under the plans may be used to pay for any eligible distribution or marketing expense or shareholder services, including to reimburse the Adviser for certain up-front payments and/or finder’s fees paid by the Adviser to financial intermediaries in connection with the sale of shares of the Funds.

Pursuant to the A Shares Plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment, which may be terminated by the Board at any time, continues through September 28, 2015, at which time the Board will consider whether to renew, revise or discontinue it.

Pursuant to the C Shares Plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares. During low yield environments, a portion of these fees may be voluntarily waived in order to maintain a minimum yield for the Fund class.

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M a y  3 1 ,  2 0 1 5

The T Shares Plan provides that the Funds may compensate the Underwriter from Class T Share assets for distribution of Class T Shares in an amount not to exceed 0.50% per annum of the average daily net assets of the Funds’ Class T Shares. Under the T Shares Plan, the Funds may incur expenses primarily intended to result in the sale of their shares or associated with the provision of services to shareholders of Class T Shares.

For the fiscal year ended May 31, 2015, the 12b-1 fee accrual rates were as shown in the following table:

	Class A	Annual Rate Class C	Class T

Retirement Income Fund	N/A	N/A	0.500%
Target 2020 Fund	N/A	N/A	0.500%
Target 2030 Fund	N/A	N/A	0.500%
Target 2040 Fund	N/A	N/A	0.500%
Target 2050 Fund	N/A	N/A	0.500%
Balanced Allocation Fund	0.040%	0.750%	0.500%
International Equity Fund	0.050%	0.750%	N/A
Large Cap Core Fund	0.030%	0.750%	N/A
Large Cap Growth Fund	0.050%	0.750%	N/A
Large Cap Value Fund	0.050%	0.750%	N/A
Mid Cap Fund	0.030%	0.750%	N/A
Multi-Factor Small Cap Core Fund	0.030%	N/A	N/A
Multi-Factor Small Cap Growth Fund	0.030%	0.750%	N/A
Multi-Factor Small Cap Value Fund	0.030%	0.750%	N/A
S&P 500 Index Fund	0.000%	0.750%	N/A
Small Cap Fund	0.050%	0.750%	N/A
Bond Fund	0.030%	0.750%	N/A
Government Mortgage Fund	0.030%	0.750%	N/A
High Yield Bond Fund	0.010%	N/A	N/A
Intermediate Bond Fund	0.030%	0.750%	N/A
Limited Maturity Bond Fund	0.030%	0.750%*	N/A
Total Return Advantage Fund	0.030%	0.750%	N/A
Ultra Short Bond Fund	0.030%*	N/A	N/A
Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A
Maryland Tax Exempt Bond Fund	0.030%	0.750%	N/A
Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%	N/A
Tax Exempt Limited Maturity Bond Fund	0.030%	N/A	N/A

*The Underwriter voluntarily agreed to waive 12b-1 fees, as applicable, and the Adviser agreed to reimburse shareholder services fees, as   applicable during the period, to the extent necessary to maintain a minimum net distribution yield of at least 0.01% for the Class C Shares of the   Limited Maturity Bond Fund and the Class A Shares of the Ultra Short Bond Fund.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Investments

During the fiscal year ended May 31, 2015, the cost of purchases and proceeds from sales of investments, maturities and paydowns, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales, Maturities and Paydowns of Long-Term U.S. Government Obligations
	Purchases	Sales	Purchases	Sales
	(000)	(000)	(000)	(000)
Retirement Income Fund	$ 4,625	$ 3,342	$ –	$ –
Target 2020 Fund	4,521	2,363	–	–
Target 2030 Fund	3,973	1,775	–	–
Target 2040 Fund	2,689	1,748	–	–
Target 2050 Fund	1,015	759	–	–
Balanced Allocation Fund	21,582	24,187	4,450	9,419
International Equity Fund	207,207	163,999	–	–
Large Cap Core Fund	14,953	17,178	–	–
Large Cap Growth Fund	69,700	48,277	–	–
Large Cap Value Fund	71,575	89,951	–	–
Mid Cap Fund	1,875	3,998	–	–
Mid Cap Index Fund	5,686	4,215	–	–
Multi-Factor Small Cap Core Fund	132,940	65,133	–	–
Multi-Factor Small Cap Growth Fund	32,384	28,838	–	–
Multi-Factor Small Cap Value Fund	27,716	24,618	–	–
S&P 500 Index Fund	33,869	15,059	–	–
Small Cap Fund	245,530	121,247	–	–
Small Cap Index Fund	1,304	935	–	–
Bond Fund	47,574	51,056	47,831	93,929
Government Mortgage Fund	10,287	16,629	8,077	5,453
High Yield Bond Fund	10,160	18,325	–	–
Intermediate Bond Fund	67,265	53,901	88,706	151,408
Limited Maturity Bond Fund	98,258	88,636	86,892	102,777
Total Return Advantage Fund	51,490	74,973	44,811	104,293
Ultra Short Bond Fund	154,529	160,752	193,335	219,381
Intermediate Tax Exempt Bond	18,352	21,592	–	–
Maryland Tax Exempt Bond	4,834	8,779	–	–
Ohio Intermediate Tax Exempt Bond	8,220	21,266	–	–
Tax Exempt Limited Maturity Bond	48,790	51,937	–	–

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 5

 6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2015 and for each Fund’s open tax years (years ended May 31, 2012 through May 31, 2014), with the exception of the Target Date Funds which commenced operations on October 1, 2012 and the Mid Cap Index Fund and Small Cap Index Fund which commenced operations on December 30, 2013, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2015 and May 31, 2014 are shown in the following table.

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Retirement Income Fund
2015	$–	$194	$–	$194
2014	–	48	–	48

Target 2020 Fund
2015	–	18	6	24
2014	–	20	3	23

Target 2030 Fund
2015	–	27	–	27
2014	–	17	4	21

Target 2040 Fund
2015	–	18	–	18
2014	–	21	–	21

Target 2050 Fund
2015	–	19	–	19
2014	–	21	–	21

Balanced Allocation Fund
2015	–	963	–	963
2014	–	854	–	854
International Equity Fund
2015	–	8,311	–	8,311
2014	–	7,124	–	7,124

Large Cap Core Fund
2015	–	208	–	208
2014	–	258	–	258

Large Cap Growth Fund
2015	–	245	–	245
2014	–	343	–	343

Large Cap Value Fund
2015	–	1,085	–	1,085
2014	–	1,218	–	1,218

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Mid Cap Index Fund
2015	$–	$ 110	$ 1	$111
2014	–	–	–	–

Multi-Factor Small Cap Core Fund
2015	–	111	–	111
2014	–	132	–	132

Multi-Factor Small Cap Growth Fund
2015	–	–	1,241	1,241
2014	–	31	–	31

Multi-Factor Small Cap Value Fund
2015	–	207	–	207
2014	–	362	–	362

S&P 500 Index Fund
2015	–	3,440	1,531	4,971
2014	–	2,462	–	2,462

Small Cap Fund
2015	–	318	10,583	10,901
2014	–	–	4,792	4,792

Small Cap Index Fund
2015	–	160	–	160
2014	–	–	–	–

Bond Fund
2015	–	3,378	161	3,539
2014	–	3,696	–	3,696

Government Mortgage Fund
2015	–	1,650	–	1,650
2014	–	2,201	–	2,201

High Yield Bond Fund
2015	–	1,692	–	1,692
2014	–	1,308	–	1,308

Intermediate Bond Fund
2015	–	4,695	716	5,411
2014	–	5,121	6,423	11,544

Limited Maturity Bond Fund
2015	–	1,779	–	1,779
2014	–	1,716	–	1,716

Total Return Advantage Fund
2015	–	5,068	–	5,068
2014	–	6,156	–	6,156

Ultra Short Bond Fund
2015	–	1,512	–	1,512
2014	–	1,477	–	1,477

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 5

	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Total (000)
Intermediate Tax Exempt Bond Fund
2015	$2,106	$ –	$2,373	$ 4,479
2014	2,670	–	2,506	5,176

Maryland Tax Exempt Bond Fund
2015	1,393	–	344	1,737
2014	1,705	–	290	1,995

Ohio Intermediate Tax Exempt Bond Fund
2015	1,468	–	748	2,216
2014	2,050	49	883	2,982

Tax Exempt Limited Maturity Bond Fund
2015	2,094	–	–	2,094
2014	2,118	–	329	2,447

As of May 31, 2015, the components of total net assets on a tax basis were as follows:

	Paid- in Capital (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gains (000)	Capital Loss Carryforward (000)	Late-Year Losses Deferred (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Net Assets (000)
Retirement Income Fund	$2,480	$3	$54	$–	$–	$80	$– *	$2,617
Target 2020 Fund	3,360	29	72	–	–	91	– *	3,552
Target 2030 Fund	3,737	15	134	–	–	224	– *	4,110
Target 2040 Fund	2,043	18	137	–	–	211	– *	2,409
Target 2050 Fund	1,378	4	156	–	–	196	– *	1,734
Balanced Allocation Fund	57,476	163	1,725	–	–	6,311	(8)	65,667
International Equity Fund	587,266	14,073	–	(15,205)	(6,831)	73,688	(51)	652,940
Large Cap Core Fund	50,105	32	–	(28,230)	–	4,743	(3)	26,647
Large Cap Growth Fund	108,630	172	–	(27,477)	(403)	18,161	(9)	99,074
Large Cap Value Fund	178,149	219	–	(80,217)	(712)	17,777	(16)	115,200
Mid Cap Fund	72,626	–	–	(63,310)	(35)	2,500	(5)	11,776
Mid Cap Index Fund	4,541	28	59	–	–	264	– *	4,892
Multi-Factor Small Cap Core Fund	103,645	–	121	–	(10)	12,945	(5)	116,696
Multi-Factor Small Cap Growth Fund	31,371	–	1,602	(898)	–	10,167	(3)	42,239
Multi-Factor Small Cap Value Fund	77,409	496	–	(49,667)	–	2,768	(3)	31,003
S&P 500 Index Fund	112,383	725	1,569	–	–	90,542	(16)	205,203
Small Cap Fund	481,017	991	8,625	(2,471)	–	166,986	(36)	655,112
Small Cap Index Fund	5,496	18	11	–	–	311	– *	5,836
*Amount represents less than $500.

	Paid- in- Capital (000)	Un- distributed Ordinary Income (000)	Un- distributed Tax-Exempt Income (000)	Un- distributed Long-Term Capital Gain (000)	Capital Loss Carry- forward (000)	Late-Year Losses Deferred (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)	Total Net Assets (000)
Bond Fund	$145,766	$334	$–	$428	$–	$–	$2,437	$(21)	$148,944
Government Mortgage Fund	60,059	(7)	–	–	(208)	(30)	1,604	(10)	61,408
High Yield Bond Fund	20,205	96	–	178	–	–	(668)	(29)	19,782
Intermediate Bond Fund	332,127	327	–	631	–	–	3,001	(40)	336,046
Limited Maturity Bond Fund	326,986	(38)	–	–	(224)	(29)	1,064	(35)	327,724
Total Return Advantage Fund	196,584	46	–	–	(2,173)	(24)	1,995	(26)	196,402
Ultra Short Bond Fund	414,619	7	–	–	(4,983)	(528)	22	(46)	409,091
Intermediate Tax Exempt Bond Fund	75,361	–	158	49	–	–	3,280	(12)	78,836
Maryland Tax Exempt Bond Fund	48,886	–	2	–	(64)	–	1,880	(6)	50,698
Ohio Intermediate Tax Exempt Bond Fund	46,537	–	(57)	669	–	–	2,312	(8)	49,453
Tax Exempt Limited Maturity Bond Fund	132,212	–	(6)	–	(281)	– *	1,622	(14)	133,533

*Amount represents less than $500.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, market discount, paydowns, foreign currency translation and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2015:

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)	Paid-in Capital (000)
Retirement Income Fund	$–	*	$ – *	$–
Target 2020 Fund	–	*	(1)	1
Target 2030 Fund	–	*	– *	–	*
Target 2040 Fund	–	*	– *	–	*
Target 2050 Fund	(1)		1	–	*
Balanced Allocation Fund	79		(79)	–
International Equity Fund	3,623		(3,623)	–
Large Cap Growth Fund	15		(15)	–
Large Cap Value Fund	27		(27)	–
Multi-Factor Small Cap Core Fund	(8)		8	–
Multi-Factor Small Cap Growth Fund	132		(6)	(126)
Multi-Factor Small Cap Value Fund	4		(4)	–
S&P 500 Index Fund	–	*	– *	–
Bond Fund	275		(275)	–
Government Mortgage Fund	327		1,810	(2,137)
Intermediate Bond Fund	1		(1)	–
Limited Maturity Bond Fund	367		2,221	(2,588)
Total Return Advantage Fund	343		(343)	–

P N C   F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 5

	Undistributed (Distributions in Excess of) Net Investment Income (000)		Accumulated Net Realized Gains (Losses) (000)		Paid-in Capital (000)
Ultra Short Bond Fund	$620		$164		$(784)
Maryland Tax Exempt Bond Fund	–	*	–	*	–
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2015, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Balanced Allocation Fund	$1,884
International Equity Fund	34,949
Large Cap Core Fund	3,036
Large Cap Growth Fund	8,740
Large Cap Value Fund	12,829
Mid Cap Fund	642
Multi-Factor Small Cap Core Fund	1,752
Multi-Factor Small Cap Growth Fund	449
Multi-Factor Small Cap Value Fund	2,837
Small Cap Fund	1,235
Bond Fund	178
Government Mortgage Fund	28
Limited Maturity Bond Fund	125
Total Return Advantage Fund	2,877
Tax Exempt Limited Maturity Bond Fund	2

At May 31, 2015, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2016	2017	2018	2019	Indefinite	Total

International Equity Fund(1)	$–	$9,532	$5,673	$–	$–	$15,205
Large Cap Core Fund	350	–	27,880	–	–	28,230
Large Cap Growth Fund	–	–	27,477	–	–	27,477
Large Cap Value Fund	–	36,067	44,150	–	–	80,217
Mid Cap Fund	–	40,981	20,694	–	1,635	63,310
Multi-Factor Small Cap Growth Fund(2)	–	898	–	–	–	898
Multi-Factor Small Cap Value Fund	–	25,339	24,328	–	–	49,667
Small Cap Fund(1)	–	2,471	–	–	–	2,471
Government Mortgage Fund	–	–	61	–	147	208
Limited Maturity Bond Fund	–	224	–	–	–	224
Total Return Advantage Fund	–	–	2,173	–	–	2,173
Ultra Short Bond Fund	–	–	–	1,002	3,981	4,983
Maryland Tax Exempt Bond Fund	–	–	–	–	64	64
Tax Exempt Limited Maturity Bond Fund	–	–	–	–	281	281

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.

(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth Fund on July 24, 2009.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

	Class I		Class T(1)
	Year Ended 05/31/15	Year Ended 05/31/14	Period Ended 05/31/15
Retirement Income Fund
Shares issued	560	1,079	–
Shares reinvested	19	2	–
Shares redeemed	(433)	(1,079)	–

Net increase	146	2	–

Target 2020 Fund
Shares issued	355	–	–
Shares reinvested	2	2	–
Shares redeemed	(152)	–	–

Net increase	205	2	–

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1,  2 0 1 5

	Class I		Class T(1)
	Year Ended 05/31/15	Year Ended 05/31/14	Period Ended 05/31/15
Target 2030 Fund
Shares issued	267	20	–
Shares reinvested	2	2	–
Shares redeemed	(74)	–	–

Net increase	195	22	–

Target 2040 Fund
Shares issued	171	–	–
Shares reinvested	1	2	–
Shares redeemed	(90)	–	–

Net increase	82	2	–

Target 2050 Fund
Shares issued	40	1	–	*
Shares reinvested	2	2	–
Shares redeemed	(19)	–	–

Net increase	23	3	–	*

(1) Class T commenced operations on April 28, 2015.

* Amount represents less than $500.

	Class I		Class A		Class C		Class R4(1)		Class R5(1)		Class T(2)
	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Period Ended 5/31/14	Year Ended 05/31/15	Period Ended 5/31/14	Period Ended 5/31/15

Balanced Allocation Fund
Shares issued	217	487	53	59	1	2	N/A	N/A	N/A	N/A	–
Shares reinvested	60	58	9	8	–	–	N/A	N/A	N/A	N/A	–
Shares redeemed	(608)	(460)	(127)	(129)	(11)	(12)	N/A	N/A	N/A	N/A	–

Net increase (decrease)	(331)	85	(65)	(62)	(10)	(10)	N/A	N/A	N/A	N/A	–

International Equity Fund
Shares issued	5,894	8,980	393	224	63	68	N/A	N/A	N/A	N/A	N/A
Share reinvested	248	209	8	6	–	–	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(4,438)	(2,332)	(159)	(66)	(18)	(5)	N/A	N/A	N/A	N/A	N/A

Net increase	1,704	6,857	242	164	45	63	N/A	N/A	N/A	N/A	N/A

Large Cap Core Fund
Shares issued	252	151	9	4	9	1	N/A	N/A	N/A	N/A	N/A
Shares reinvested	9	14	1	1	–	–	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(365)	(787)	(31)	(33)	(4)	–	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	(104)	(622)	(21)	(28)	5	1	N/A	N/A	N/A	N/A	N/A

Large Cap Growth Fund
Shares issued	1,014	45	79	10	39	–	N/A	N/A	N/A	N/A	N/A
Shares reinvested	4	7	1	2	–	–	N/A	N/A	N/A	N/A	N/A
Shares redeemed	(370)	(649)	(75)	(85)	(1)	(2)	N/A	N/A	N/A	N/A	N/A

Net increase (decrease)	648	(597)	5	(73)	38	(2)	N/A	N/A	N/A	N/A	N/A

Class I			Class A		Class C		Class R4(1)			Class R5(1)				Class T(2)
Year Ended 05/31/15		Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Period Ended 5/31/14		Year Ended 05/31/15		Period Ended 5/31/14		Period Ended 5/31/15
Large Cap Value Fund
Shares issued	715	211	10	7	3	2	N/A	N/A		N/A		N/A		N/A
Shares reinvested	23	35	8	10	–	–	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(1,582)	(712)	(117)	(199)	(2)	(2)	N/A	N/A		N/A		N/A		N/A

Net increase (decrease)	(844)	(466)	(99)	(182)	1	–	N/A	N/A		N/A		N/A		N/A

Mid Cap Fund
Shares issued	18	31	12	27	–	4	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(29)	(172)	(96)	(160)	(10)	(12)	N/A	N/A		N/A		N/A		N/A

Net decrease	(11)	(141)	(84)	(133)	(10)	(8)	N/A	N/A		N/A		N/A		N/A

Mid Cap Index Fund(3)
Shares issued	294	300	N/A	N/A	N/A	N/A	13	–	*	–		–		N/A
Shares reinvested	11	–	–	–	–	–	–	–		–		–		N/A
Shares redeemed	(178)	–	–	–	–	–	–	–		–		–		N/A

Net increase	127	300	N/A	N/A	N/A	N/A	13	–	*	–		–		N/A

Multi-Factor Small Cap Core Fund
Shares issued	1,484	742	2,722	328	N/A	N/A	N/A	N/A		N/A		N/A		N/A
Shares reinvested	3	6	1	–	N/A	N/A	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(443)	(281)	(373)	(169)	N/A	N/A	N/A	N/A		N/A		N/A		N/A

Net increase	1,044	467	2,350	159	N/A	N/A	N/A	N/A		N/A		N/A		N/A

Multi-Factor Small Cap Growth Fund
Shares issued	270	187	128	16	52	5	N/A	N/A		N/A		N/A		N/A
Shares reinvested	19	1	39	–	1	–	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(114)	(112)	(121)	(173)	(1)	(1)	N/A	N/A		N/A		N/A		N/A

Net increase	175	76	46	(157)	52	4	N/A	N/A		N/A		N/A		N/A

Multi-Factor Small Cap Value Fund
Shares issued	385	150	77	143	39	19	N/A	N/A		N/A		N/A		N/A
Shares reinvested	3	6	5	11	–	1	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(146)	(168)	(179)	(285)	(49)	(12)	N/A	N/A		N/A		N/A		N/A

Net increase (decrease)	242	(12)	(97)	(131)	(10)	8	N/A	N/A		N/A		N/A		N/A

S&P 500 Index Fund
Shares issued	2,220	2,993	249	328	198	418	253	–	*	12		–	*	N/A
Shares reinvested	252	129	31	22	9	7	3	–		–		–		N/A
Shares redeemed	(1,119)	(1,685)	(279)	(927)	(427)	(199)	(23)	–		–	*	–		N/A

Net increase (decrease)	1,353	1,437	1	(577)	(220)	226	233	–	*	–	*	–	*	N/A

Small Cap Fund
Shares issued	10,877	10,243	1,177	2,827	269	689	N/A	N/A		N/A		N/A		N/A
Shares reinvested	310	133	52	26	13	6	N/A	N/A		N/A		N/A		N/A
Shares redeemed	(4,678)	(3,346)	(1,215)	(1,084)	(214)	(62)	N/A	N/A		N/A		N/A		N/A

Net increase	6,509	7,030	14	1,769	68	633	N/A	N/A		N/A		N/A		N/A

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1 ,  2 0 1 5

	Class I		Class A		Class C		Class R4(1)			Class R5(1)		Class T(2)
	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Period Ended 5/31/14		Year Ended 05/31/15	Period Ended 5/31/14	Period Ended 5/31/15
Small Cap Index Fund(3)
Shares issued	6	500	N/A	N/A	N/A	N/A	26	–	*	–	–	N/A
Shares reinvested	16	–	N/A	N/A	N/A	N/A	–	–		–	–	N/A
Shares redeemed	–	–	N/A	N/A	N/A	N/A	(1)	–		–	–	N/A

Net increase	22	500	N/A	N/A	N/A	N/A	25	–	*	–	–	N/A

* Amount represents less than $500.

(1)Class R4 and Class R5 commenced operations on December 30, 2013.

(2)Class T commenced operations on April 28, 2015.

(3)Commenced operations on December 30, 2013.

	Class I		Class A		Class C
	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14
Bond Fund
Shares issued	2,650	5,305	5	7	5	11
Shares reinvested	253	225	5	5	–	–
Shares redeemed	(5,594)	(7,443)	(45)	(41)	(9)	(9)

Net increase (decrease)	(2,691)	(1,913)	(35)	(29)	(4)	2

Government Mortgage Fund
Shares issued	2,281	193	21	468	1	6
Shares reinvested	58	78	10	13	1	1
Shares redeemed	(2,440)	(4,101)	(140)	(219)	(50)	(143)

Net increase (decrease)	(101)	(3,830)	(109)	262	(48)	(136)

High Yield Bond Fund
Shares issued	459	2,057	7	25	N/A	N/A
Shares reinvested	147	110	3	2	N/A	N/A
Shares redeemed	(1,719)	(670)	(7)	(12)	N/A	N/A

Net increase (decrease)	(1,113)	1,497	3	15	N/A	N/A

Intermediate Bond Fund
Shares issued	2,235	6,713	8	25	5	1
Shares reinvested	315	711	5	11	–	1
Shares redeemed	5,260	(8,375)	87	(79)	32	(54)

Net increase (decrease)	7,810	(951)	100	(43)	37	(52)

Limited Maturity Bond Fund
Shares issued	8,450	16,601	405	2	2	2
Shares reinvested	114	109	2	1	–	–
Shares redeemed	(10,136)	(15,331)	(167)	(66)	(64)	(44)

Net increase (decrease)	(1,572)	1,379	240	(63)	(62)	(42)

Total Return Advantage Fund
Shares issued	1,830	4,289	16	11	12	31
Shares reinvested	118	121	5	7	–	–
Shares redeemed	(7,171)	(6,076)	(74)	(94)	(9)	(25)

Net increase (decrease)	(5,223)	(1,666)	(53)	(76)	3	6

	Class I		Class A		Class C
	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14	Year Ended 05/31/15	Year Ended 05/31/14
Ultra Short Bond Fund
Shares issued	54	41,177	–	18	N/A	N/A
Shares reinvested	(26,637)	57	(74)	–	N/A	N/A
Shares redeemed	24,083	(38,335)	1	(163)	N/A	N/A

Net increase (decrease)	(2,500)	2,899	(73)	(145)	N/A	N/A

Intermediate Tax Exempt Bond Fund
Shares issued	432	685	85	108	15	13
Shares reinvested	39	42	12	12	1	1
Shares redeemed	(870)	(5,021)	(91)	(138)	(11)	(31)

Net increase (decrease)	(399)	(4,294)	6	(18)	5	(17)

Maryland Tax Exempt Bond Fund
Shares issued	22	90	1	–	N/A	N/A
Shares reinvested	8	10	–	–	N/A	N/A
Shares redeemed	(406)	(1,002)	(23)	(10)	N/A	N/A

Net decrease	(376)	(902)	(22)	(10)	N/A	N/A

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	170	126	1	1	–	1
Shares reinvested	12	16	13	17	1	1
Shares redeemed	(1,206)	(1,712)	(75)	(119)	–	(16)

Net increase (decrease)	(1,024)	(1,570)	(61)	(101)	1	(14)

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	1,766	3,898	1	–	N/A	N/A
Shares reinvested	19	31	1	1	N/A	N/A
Shares redeemed	(2,766)	(3,980)	(3)	(8)	N/A	N/A

Net decrease	(981)	(51)	(1)	(7)	N/A	N/A

8. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

Some countries in which certain of the Target Date, Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Target Date Fund, Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1 ,  2 0 1 5

Maryland Tax Exempt Bond and Ohio Intermediate Tax Exempt Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Tax Exempt Bond Funds.

The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Target Date Funds, Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to a securities lending agency agreement (“Lending Agreement”). The Lending Funds may lend their securities pursuant to a Lending Agreement with Brown Brothers Harriman & Co. (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value plus accrued interest of the domestic securities loaned and 105% of the market value plus accrued interest on the international securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Lending Funds and the securities lending agent on the basis of agreed upon contractual terms.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

10. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

11. Contributions of Capital by Affiliate

On October 8, 2013, payments were voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to certain Funds (the “Payee Funds”). These payments represent a reimbursement of shareholder services fees borne in prior periods by Class A Shares and Class C Shares of the Payee Funds. These amounts represent capital and are included as “Contribution of capital by affiliate” in the Payee Funds’ Statements of Changes in Net Assets.

12. Relevant Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

13. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

P N C  F u n d s

N O T I C E  T O  S H A R E H O L D E R S

( U n a u d i t e d )

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2015 income tax purposes will be sent to them in early 2016. Please consult your tax adviser for proper treatment of this information.

Tax Information

For shareholders that do not have a May 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2015 tax year end, please consult your tax adviser as to the pertinence of this notice.

The amounts of distributions designated as long term capital gains are as follows (in thousands):

Name of Fund
Retirement Income Fund	$54
Target 2020 Fund	72
Target 2030 Fund	134
Target 2040 Fund	137
Target 2050 Fund	156
Balanced Allocation Fund	1,725
Mid Cap Index Fund	59
Multi-Factor Small Cap Core Fund	122
Multi-Factor Small Cap Growth Fund	1,714
S&P 500 Index Fund	2,270
Small Cap Fund	10,583
Small Cap Index Fund	11
Bond Fund	589
High Yield Bond Fund	178
Intermediate Bond Fund	755
Intermediate Tax Exempt Bond Fund	2,373
Maryland Tax Exempt Bond Fund	344
Ohio Intermediate Tax Exempt Bond Fund	747

Of the dividends paid by the following Target Date and Equity Funds, the corresponding percentages represent the amount of such dividends which may qualify for the dividends received deduction available to corporate shareholders.

Name of Fund
Retirement Income Fund	12.68%
Target 2020 Fund	16.68%
Target 2030 Fund	35.89%
Target 2040 Fund	31.82%
Target 2050 Fund	50.32%
Balanced Allocation Fund	51.98%
Large Cap Core Fund	100.00%
Large Cap Growth Fund	100.00%
Large Cap Value Fund	100.00%
Mid Cap Index Fund	38.70%
Multi-Factor Small Cap Core Fund	100.00%
Multi-Factor Small Cap Value Fund	100.00%

Name of Fund
S&P 500 Index Fund	96.23%
Small Cap Fund	100.00%
Small Cap Index Fund	38.95%

If a Fund meets the requirements of Section 853 of the Code, the Fund may elect to pass through to its shareholders credits for foreign taxes paid. The total amount of income received by International Equity Fund from sources within foreign countries and possessions of the United States is $0.495 per share (representing a total of $15,686 (000)). The total amount of taxes paid to such countries is $0.025 per share (representing a total of $792 (000)).

Of the dividends paid by each Target Date and Equity Fund, the corresponding percentages represent the amount of such dividends which will qualify for the 15% dividend income tax rate.

Name of Fund
Retirement Income Fund	10.42%
Target 2020 Fund	21.67%
Target 2030 Fund	49.16%
Target 2040 Fund	43.75%
Target 2050 Fund	68.72%
Balanced Allocation Fund	79.45%
International Equity Fund	88.92%
Large Cap Core Fund	100.00%
Large Cap Growth Fund	100.00%
Large Cap Value Fund	100.00%
Mid Cap Index Fund	38.88%
Multi-Factor Small Cap Core Fund	100.00%
Multi-Factor Small Cap Value Fund	100.00%
S&P 500 Index Fund	99.37%
Small Cap Fund	100.00%
Small Cap Index Fund	39.79%

Of the dividends paid from net investment income, excluding short term capital gains, by each of the Tax Exempt Bond Funds, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Name of Fund
Intermediate Tax Exempt Bond Fund	47.01%
Maryland Tax Exempt Bond Fund	80.20%
Ohio Intermediate Tax Exempt Bond Fund	66.26%
Tax-Exempt Limited Maturity Bond Fund	100.00%

P N C  F u n d s

N O T I C E  T O  S H A R E H O L D E R S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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P N C  F u n d s

P N C  F U N D S  N O T I C E  O F  P R I V A C Y  P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History. including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not  invest in the funds’ shares.

(2)The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under  joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795

PNC Funds

May 31, 2015

Annual Report
Money Market Funds

PNC Government Money Market Fund

PNC Money Market Fund

PNC Tax Exempt Money Market Fund

PNC Treasury Money Market Fund

PNC FUNDS

PNC MONEY MARKET FUNDS ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Tax Exempt Money Market Fund Treasury Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Retirement Income Fund

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Fund

Mid Cap Index Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Index Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Tax Exempt Limited Maturity Bond Fund

T A B L E  O F  C O N T E N T S

Letter to Shareholders	1

Abbreviations and Definitions for Schedules of Investments and Financial Statements	6

Summary of Portfolio Holdings/Yields	8

Expense Tables	10

Trustees and Officers of the Trust	11

Report of Independent Registered Public Accounting Firm	13

	Financial Highlights	Schedule of Investments

Government Money Market Fund	14	18
Money Market Fund	15	21
Tax Exempt Money Market Fund	16	26
Treasury Money Market Fund	17	30
Statements of Assets and Liabilities		32

Statements of Operations		36

Statements of Changes in Net Assets		38

Notes to Financial Statements		40

Notice to Shareholders		49

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (individually, a “Fund”, collectively, the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (the “Underwriter”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Underwriter is not affiliated with PCA and is not a bank.

©2015 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

P N C  M o n e y   M a r k e t  F u n d s

L E T T E R  T O  S H A R E H O L D E R S

Dear Shareholders:

We are pleased to present this annual report for the PNC Money Market Funds for the twelve months ended May 31, 2015 (the “annual period”).

Please note that effective October 8, 2014, PNC Ohio Municipal Money Market Fund and PNC Pennsylvania Tax Exempt Money Market Fund were liquidated pursuant to plans approved by the Funds’ Board of Trustees on August 28, 2014. Multiple factors, including fund size, changing market conditions and decreased tax and yield benefits for investors, led PNC Capital Advisors, LLC (the “Adviser”) to evaluate certain state-specific money market fund offerings. Based on such evaluation and recommendation by the Adviser, the Funds’ Board ofTrustees approved the liquidation of these funds. Further, after the close of the annual period, on June 4, 2015, the Funds’ Board of Trustees approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser, will be reorganized with and into PNC Government Money Market Fund. The two funds have substantially similar investment objectives and their principal investment strategies are identical. The closing date of the reorganization is expected to occur on or about September 14, 2015.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, the Adviser may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets during the annual period.

Economic Review

Increasingly diverging monetary policies among major developed nations, low energy prices, falling inflation rates and a strong U.S. dollar versus other major currencies were the major themes driving economic and capital market developments during the annual period. In the U.S., annualized real Gross Domestic Product (“GDP”) growth improved from a rate of -2.1% in the first quarter of 2014 to increases of 4.6%, 5.0% and 2.2% during the second, third and fourth quarters of 2014, respectively. Harsh winter weather then negatively impacted growth, bringing U.S. GDP to a -0.7% rate during the first quarter of 2015. Despite lower energy prices, growth in real consumer spending lagged growth in real disposable income. Still, U.S. unemployment fell well below 6% and non-farm payrolls logged solid, if somewhat decelerating, monthly increases. Supported by strength in the U.S. labor market and relatively stable domestic activity, the U.S. Federal Reserve (the “Fed”) concluded its quantitative easing program’s asset purchases in October 2014. The Fed subsequently signaled the removal of its zero interest rate policy that has been in place for six years and the beginning of short-term rate normalization in the U.S. Fed Chair Yellen, while not specifying when the increase in short-term interest rates would begin, indicated the rise will be gradual and subject to continual evaluation for magnitude, frequency and even reversal.

Meanwhile, outside the U.S., economic conditions remained challenged, with the notable exception of the U.K., where growth was healthy. Also, inflation expectations plunged with lower energy prices and lower economic growth. Europe experienced lower inflation and soft, albeit non-recessionary,

“The Fed subsequently signaled the removal of its zero interest rate policy...” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

1

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L E T T E R  T O  S H A R E H O L D E R S

“Yields in the taxable and tax-exempt money markets remained extremely low...” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015 real GDP growth. Still, developments brightened for Europe as the annual period progressed, with the continent’s manufacturing and services sectors output rising and the depreciation of the euro providing a boost to Europe’s exporters. In Japan, the expansion of its balance sheet was mostly unsuccessful at generating real growth. Several major central banks became more accommodative. The European Central Bank (“ECB”) initiated its version of quantitative easing, and the Bank of Japan expanded its policy of quantitative and qualitative easing. Emerging market economies were under stress from decelerating growth, current account deficits, currency depreciation and inflation. Similar to more than a dozen other countries around the globe that saw their central banks cut interest rates during the annual period, the People’s Bank of China launched a series of interest rate cuts, targeted lending programs and reserve requirement changes to stimulate certain sectors of that country’s economy. The perceived strength in the U.S. economy and the divergence in monetary policy led to strengthening of the U.S. dollar.

Money Markets

Yields in the taxable and tax-exempt money markets remained extremely low throughout the annual period.

As the annual period began in June 2014, activity in the money markets was characterized by low volatility and the persistence of historically low yields as demand continued to outpace supply. The London Interbank Offered Rate (“LIBOR”) curve did not materially change. Yields on short-dated U.S.Treasury bills were at or even below zero. The Fed’s overnight reverse repurchase facility (“RRP”) received record usage, as approved counterparties were allotted $340 billion. This compares with less than $200 billion each at April and May 2014 month ends and less than $250 billion at the end of March 2014. In early June 2014, the ECB lowered its main refinancing rate and deposit rate by 10 basis points (a basis point is 1/100 of a percentage point), to 0.15% and -0.10%, respectively. The ECB was the first major central bank to dip into negative territory. While there was no effect on short-term rates in the U.S. market, yields on some euro commercial paper and bills dropped. This action was meant to discourage banks from leaving deposits with the ECB and instead provide incentive for banks to lend money, thereby spurring economic growth in the euro area.

During the third quarter of 2014, the money markets remained challenged by a lack of supply. Both LIBOR and fed funds futures were largely unchanged during the quarter. Net bill issuance was relatively flat, leaving new U.S. Treasury bill issuance for the year to date at -$119 billion. On September 17, 2014, the Federal Reserve Bank of New York announced it was changing terms on its RRP, effective September 22. Daily operations would be capped at $300 billion. While daily activity in the RRP had been primarily in the $140 billion to $170 billion range, quarter-end activity is historically much greater, and this quarter end was no different. There were 102 bids submitted, ranging from -0.20% to +0.05%, for a total of $407 billion. Only 81 bids, totaling $300 billion were accepted and awarded repo, or repurchase agreements, with the Fed on September 30. Investors were forced to place the remaining $107 billion in other liquid assets, further exacerbating the supply dilemma. Just the announcement of this change caused rates on short-term U.S. Treasury bills to fall, as investors anticipated the supply strain they would face at the end of the quarter. When the RRP was introduced last year, it was intended to be a “floor” on short-term rates. The recent changes made to the facility appear to have negated that intent. As the new cap on the RRP facility greatly hindered supply in the repo market at quarter end, yields on market repo were driven to or below zero for those investors able to obtain collateral.

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The money markets remained challenged by a lack of supply in the fourth quarter. While net U.S. Treasury bill issuance for the quarter was positive at $49 billion, commercial paper issuance experienced its usual calendar year-end shrinkage. LIBOR rose somewhat during the quarter, while fed funds futures pushed the anticipated timing of a rate hike one month further from July to August 2015. On October 29, the Federal Reserve Bank of New York announced it would conduct term reverse repo operations during December 2014. Four such operations took place during the month, and all totaled, $226 billion of term repo was done at a rate of 0.10% with the Fed to mature on January 5. In addition, the Fed’s RRP volume was $171 billion on December 31 (at a rate of 0.05%), so in total, the Federal Reserve Bank of New York accounted for $397 billion of the repurchase agreement market at year-end 2014. This $397 billion was in line with the $407 billion in bids the overnight facility received at the end of the prior quarter. The critical difference at year-end was the existence of the term operations that eased the supply burden and thus prevented the $300 billion limit on the RRP from being tested. This resulted in year-end repo market rates with primary dealers in the 6 to 8 basis points range for overnight government collateral, closer to the average for the quarter. Absent the NY Fed’s term facility at year-end, we believe we likely would have seen a repeat of what happened at the end of the third quarter, where repo was transacted at zero basis points. The addition of the term facility allowed the Fed to achieve its goal of the RRP being a “floor” on short-term rates.

During the first quarter of 2015, the Fed met twice and both times reaffirmed its view that the zero to 25 basis point range for the targeted federal funds rate remained appropriate. However, as widely anticipated, the language of the March 2015 statement was revised, setting the stage to begin a tightening cycle. Instead of being “patient in beginning to normalize the stance of monetary policy,” the Fed was looking for reduced slack in the labor market and inflation closer to its 2% objective before beginning a slow pace of rate increases. Meanwhile, the Federal Reserve Bank of New York continued to conduct both term and overnight RRP operations. The limits on the term RRP operations were in addition to the $300 billion limit on overnight operations and similar to the previous three months, helped to alleviate the supply burden, especially at quarter end. As a result, market repo rates for overnight government collateral were slightly elevated on the last trading day of the quarter. The LIBOR curve steepened by about 6 basis points during the quarter. One-month LIBOR remained anchored around 17 basis points, but one year LIBOR increased from 0.62% to 0.69%, as expectations for an increase in short-term interest rates began to build. Agency discount notes and commercial paper followed a similar path. Yields on very short maturities did not change much, but issuers tried to entice investors to spend cash further out the curve with incrementally higher yields. However, many investors opted to roll shorter maturities in preparation for a hike in the fed funds rate. Money market tranches of asset-backed securities became increasingly more attractive during the quarter, in our view. Short-dated U.S. Treasury bills did not offer a desirable alternative, as yields hovered around zero for much of the quarter, at times dipping into negative territory.

In the last two months of the annual period, headlines about rising yields and Fed “lift off,” another term for its first interest rate hike, multiplied, but with little effect on the money markets. Despite a significant move higher in the 10-year U.S. Treasury yield from mid-April to the end of May, the yield on the one-year U.S. Treasury bill remained in a narrow range. LIBOR futures slowly drifted higher however. Overall, the outstanding amount of commercial paper remained stable. In agencies, there was diminished supply from Fannie Mae and Freddie Mac but an increase in supply from Federal Home Loan Bank.

There were also a number of significant developments on the money market reform front during the annual period. The U.S. Securities and Exchange Commission (“SEC”) announced its long-awaited money market reforms on July 23, 2014, with the compliance dates for reform requirement effectiveness occurring over a two year period. The reforms include enforcing a floating net asset value (“NAV”) for institutional prime and institutional tax-exempt money market funds. Retail prime and tax-exempt funds can continue to seek to maintain a stable NAV. Retail funds are defined as those that restrict shareholders to natural persons. The rules also provide fund boards with new tools to address a “run” on a fund, namely liquidity fees and redemption gates (“fees and gates”). Fees and gates will apply to all prime and tax-exempt money market funds under certain conditions, but boards will have the ability to waive them entirely if they believe they are not in the best interests of a fund’s shareholders. Government funds, including Treasury funds, will not be subject to the floating NAV provision, nor will they be subject to fees and gates unless boards determine to impose them under certain conditions. Government funds will be defined as those that invest at least 99.5% in government securities (previously at least 80%).

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“Expectations are widespread that the Fed will raise short-term interest rates during the second half of 2015...” Commentary provided by PNC Capital Advisors, LLC as of May 31, 2015

All money market mutual funds will be subject to new requirements that enhance transparency, diversity and stress testing. These changes will be implemented in phases with the last compliance date of October 14, 2016 given to money market funds which need significant operational and system changes to accommodate the new floating NAV and fees and gates rules. The Adviser intends to manage PNC Government Money Market Fund and PNC Treasury Money Market Fund (the “Government Money Market Funds”) to cause them to qualify as “government money market funds” under the revised regulations and to enable them to continue to seek to maintain stable NAVs per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of the Government Money Market Funds has determined not to impose fees and gates on them. We will continue to keep you apprised of the impact of reform on the Funds. For more on these reforms, please visit our web site at pncfunds.com.

Our View Ahead

We expect U.S. economic growth to continue to outpace our developed peers during the remainder of 2015, with real GDP buoyed by further employment increases, modest wage gains and the potential for stimulus from lower energy prices. We anticipate real consumption to grow in the 2.5% to 3.0% range; business investment to be additive, though with real concerns about energy sector cutbacks; and government spending to grow modestly after years of slight retrenchment. We believe the export sector could face headwinds due to the strong U.S. dollar and weaker economic growth abroad. The International Monetary Fund is projecting an acceleration in global growth during 2015, driven by economic improvements from advanced economies. However, the pace of economic growth in the emerging markets is expected to weaken in 2015 before reaccelerating in 2016.

Expectations are widespread that the Fed will raise short-term interest rates during the second half of 2015, contingent on continued improvement in the labor markets and low inflation measures. The Fed may also pay attention to how the slowdown in international markets could impact growth in the U.S. Meanwhile, the money market industry continues preparations to comply with the revisions to Rule 2a-7 as a result of SEC reform. Some fund families are consolidating prime funds into government funds as the demand for money market funds with a floating NAV is expected to be muted. Others are choosing to exit the money market fund industry altogether as the environment grows increasingly challenging. Relative safety, diversification and liquidity are important and ongoing considerations for investors in the money markets. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for being a part of the PNC Money Market Funds and for maintaining a long-term perspective as a basic tenet of your investment approach. We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Mark McGlone President and Chief Investment Officer PNC Capital Advisors, LLC	Jennifer E. Spratley President PNC Funds

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L E T T E R  T O  S H A R E H O L D E R S

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

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P N C  M o n e y  M a r k e t  F u n d s

A B B R E V I A T I O N S  A N D  D E  F I N I T I O N S  F O R  S C H E D U L E S  O F I N V E S T M E N T S  A N D  F I N A N C I A L  S T A T E M E N T S

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Transaction. Assets have been segregated by PNC Tax Exempt Money Market Fund as collateral for delayed-delivery transactions.

DN — Discount Note. The rate shown is the effective yield at purchase date.

FHA — Federal Housing Administration

FRN — Floating Rate Note. The rate shown is the rate in effect on May 31, 2015, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on May 31, 2015, and the date shown is the next reset or put date.

Financial Statements:

— Amounts designated as “ — ” are either zero or rounded to zero.

See Notes to Financial Statements.

6

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P N C  M o n e y  M a r k e t  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S / Y I E L D S

The tables below present portfolio holdings as of May 31, 2015 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	40.7%
Federal Home Loan Bank	21.3
Federal Home Loan Mortgage Corporation	15.8
Federal National Mortgage Association	14.7
U.S. Treasury Obligations	3.7
Federal Farm Credit Bank	2.3
Money Market Funds	1.5
100.0%

Money Market Fund
Commercial Paper	29.5%
Asset-Backed Commercial Paper	20.6
Repurchase Agreements	18.4
Certificates of Deposit	9.3
Education Revenue Bonds	6.1
Refunding Bonds	3.8
Asset-Backed Securities	3.2
Hospital/Nursing Home Revenue Bonds	1.7
General Obligations	1.6
Corporate Bonds	1.4
Industrial/Development Revenue Bonds	1.3
U.S. Treasury Note	1.2
Funding Agreement	1.1
Federal National Mortgage Association	0.4
Federal Home Loan Bank	0.4
100.0%

Tax Exempt Money Market Fund
Refunding Bonds	35.6%
Hospital/Nursing Home Revenue Bonds	14.6
Education Revenue Bonds	13.4
General Obligations	9.6
Other Revenue Bonds	6.1
Anticipation Notes	5.3
Refunding Notes	4.1
Prerefunded & Escrowed to Maturity	3.3
Trasportation Revenue Bonds	3.1
Industrial/Development Revenue Bonds	2.9
Other Revenue Notes	1.8
Utility Revenue Bonds	0.2
100.0%

Treasury Money Market Fund
U.S. Treasury Notes	65.4%
U.S. Treasury Bills	30.2
Money Market Funds	4.4
100.0%

At May 31, 2015, the following percentage of the Tax Exempt Money Market Fund’s net assets were insured by bond insurers.

Bond Insurer	Tax Exempt Money Market
FHA	3.4%
Total	3.4%

8

The yields in the table below represent the annualization of the Fund’s declared dividends over the seven-day period ended May 31, 2015. For the seven-day period ended May 31, 2015, the Current Yield and the Effective Yield for each Fund were the same.

Current Yield is a measure of a Fund’s yield earned if dividends are paid in cash and are not reinvested. Effective Yield is a measure of a Fund’s yield that assumes that all dividends were reinvested in additional Fund shares instead of being paid in cash.

7-Day Current and Effective Yields as of May 31, 2015
	Class I		Class A		Class C		Advisor Class
Fund	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*	Net	Unsubsidized*
Government Money Market Fund	0.03%	(0.24)%	0.03%	(0.30)%	–	–	–	–
Money Market Fund	0.03%	(0.16)%	0.03%	(0.16)%	0.03%	(0.16)%	–	–
Tax Exempt Money Market Fund	0.02%	(0.19)%	0.02%	(0.19)%	–	–	0.02%	(0.19)%
Treasury Money Market Fund	0.01%	(0.37)%	0.01%	(0.37)%	–	–	–	–

* Unsubsidized Yield reflects the yield without fee waivers and expense reimbursements in effect.

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate, so current performance may be higher or lower than shown here. Current performance data is available at pncfunds.com

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E X P E N S E  T A B L E S

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the six-month period December 1, 2014 to May 31, 2015 and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended May 31, 2015.

(1) Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

(2) Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) and shareholder services fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of the Fund’s average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire six-month period (December 1, 2014 to May 31, 2015).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

●

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

●

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/14	05/31/15	Ratio	Period(1)

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.25	0.06%	$0.32
Class A	1,000.00	1,000.25	0.06	0.31
Hypothetical(2)
Class I	1,000.00	1,024.61	0.06	0.32
Class A	1,000.00	1,024.62	0.06	0.31

Money Market Fund
Actual
Class I	$1,000.00	$1,000.19	0.12%	$0.58
Class A	1,000.00	1,000.19	0.12	0.58
Class C	1,000.00	1,000.19	0.12	0.59
Hypothetical(2)
Class I	1,000.00	1,024.35	0.12	0.59
Class A	1,000.00	1,024.35	0.12	0.59
Class C	1,000.00	1,024.34	0.12	0.60

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	12/01/14	05/31/15	Ratio	Period(1)

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.05%	$0.25
Class A	1,000.00	1,000.12	0.05	0.25
Advisor Class	1,000.00	1,000.12	0.05	0.25
Hypothetical(2)
Class I	1,000.00	1,024.68	0.05	0.25
Class A	1,000.00	1,024.68	0.05	0.25
Advisor Class	1,000.00	1,024.68	0.05	0.25

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.10	0.02%	$0.12
Class A	1,000.00	1,000.10	0.02	0.12
Hypothetical(2)
Class I	1,000.00	1,024.81	0.02	0.12
Class A	1,000.00	1,024.81	0.02	0.12

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T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address[1] Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Independent Trustees
Dorothy A. Berry 71	Trustee	Since April 2006	Retired; President, Talon Industries, Inc. (administrative, management and business consulting), 1986-2012; Chairman, Independent Directors Council, 2010-2011.	2 registered investment companies consisting of 36 portfolios	Chairman and Director, Professionally Managed Portfolios; Trustee, Allegiant Funds until 2010.
John G. Drosdick 71	Trustee Chairman of the Board and Nominating Committee	Since November 2010 Since June 2011	Retired; Chairman, Chief Executive Officer and President, Sunoco, Inc. (manufacturer and marketer of petroleum and petrochemical products), 2000-2008.	2 registered investment companies consisting of 36 portfolios	Director, United States Steel Corporation (steel producer); Director, H.J. Heinz Company (U.S.-based food company) until June 2013; Director, Lincoln Financial Corporation (financial services) until 2005; Director, Triumph Group Inc. (aerospace manufacturer).
Dale C. LaPorte 73	Trustee	Since April 2005	Retired; Senior Vice President and General Counsel, Invacare Corporation (manufacturer of healthcare products), 2005-2008; Partner, 1974 – 2005, and Chairman of Executive Committee, 2000 – 2004, of Calfee, Halter & Griswold LLP (law firm).	2 registered investment companies consisting of 36 portfolios	Director, Invacare Corporation; Trustee, Allegiant Funds until 2010.
L. White Matthews, III 69	Trustee Chairman of the Audit Committee	Since February 2010 From June 2011 to February 2012	Retired; Chief Financial Officer, Ecolab Inc., 1999-2001; Chief Financial Officer, Union Pacific Corporation, 1989-1998; Director and Chairman of the Board of Constar International Inc. (bottles and packaging manufacturer), 2009-2014; Retired; Chairman and Director, Ceridian Corporation (payroll and human resources services), 2003- 2007.	2 registered investment companies consisting of 36 portfolios	Director, Hyla Inc. (cellphone recycler); Director, Matrixx Initiatives, Inc.(pharma-ceuticals) until 2011; Director, PNC Funds, Inc. until 2010; Director (since 2003) and Chairman of the Board of (publicly traded) Imation Corp. (data storage) until May 2015.
Edward D. Miller, Jr. 72	Trustee	Since February 2010	Retired; Dean and Chief Executive Officer, Johns Hopkins Medicine, January 1997 to June 2012.	2 registered investment companies consisting of 36 portfolios	Director, Care Fusion (health care devices); Director, PNC Funds, Inc. until 2010.
Stephen M. Todd 67	Trustee Chairman of the Audit Committee	Since November 2011 Since February 2012	Retired; Global Vice Chairman – Assurance Professional Practice, Ernst & Young London, UK (accounting firm), 2003 - 2010.	2 registered investment companies consisting of 36 portfolios	Director, Dover Corporation (diversified multi-national manufacturing company); Trustee, Ancora Trust (registered investment company) until 2011.

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T R U S T E E S  A N D  O F F I C E R S  O F  T H E  T R U S T

Name, Address Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee[3]	Other Directorships held by Trustees During Past 5 Years[4]
Officers
Jennifer E. Spratley One East Pratt Street, 5th Floor Baltimore, MD 21202 46	President Vice President	Since June 2014 From March 2010 to June 2014	Managing Director and Head of Fund Administration, PNC Capital Advisors, LLC (formerly PNC Capital Advisors, Inc.) since 2007; Treasurer, PNC Capital Advisors, Inc., September 2007 – September 2009; Unit Leader, Fund Accounting and Administration, SEI Investments Global Funds Services 2005 to 2007; Fund Accounting Director, SEI Investments Global Funds Services 1999 to 2007.	N/A	N/A
Michael Nanosky 1900 East 9th Street, 15th Floor Cleveland, OH 44114 49	Chief Compliance Officer	Since December 2014	Chief Compliance Officer, PNC Funds since 2014; Vice President, Head of Compliance Testing and Monitoring, PNC Capital Advisors, LLC 2010-2014; Chief Compliance Officer, PNC Capital Advisors, LLC and PNC Realty Investors, Inc., 2010-2011; Chief Compliance Officer, CITI Fund Services, 2008-2010.	N/A	N/A
John F. Kernan 1900 East 9th Street, 14th Floor Cleveland, OH 44114 49	Treasurer Assistant Treasurer	Since May 2008 From February 2005 to May 2008	Managing Director and Director of Financial Fund Administration, PNC Capital Advisors, LLC (formerly Allegiant Asset Management Company), since July 2004; Senior Director of Fund Administration, State Street Bank and Trust Company, 1998 – 2004.	N/A	N/A
Thomas R. Rus One East Pratt Street, 5th Floor Baltimore, MD 21202 55	Secretary	Since February 2015	Director of Regulatory Fund Administration, PNC Capital Advisors, LLC since February 2015; Chief Compliance Officer, Institutional Shareholder Services Inc. 2014-2015; Chief Compliance Officer, Kroll Bond Rating Agency, Inc. 2010-2014; Vice President, Chief Compliance Officer and Assistant Secretary, MTB Investment Advisors, Inc. and MTB Funds, 2003-2010.	N/A	N/A

1 Each Trustee can be contacted by writing to PNC Funds, c/o PNC Capital Advisors, LLC, One East Pratt Street, 5th Floor, Baltimore, MD 21202, Attention: Thomas R. Rus.

2 With respect to the term of office for each Trustee of the Trust, the Trustees have adopted a retirement policy in which each will retire at the calendar year end in the year in which he/she reaches the age of 75 years old. With respect to the term of office for each officer of the Trust, pursuant to the Trust’s By-Laws any officer may be removed by the Board at any regular or special meeting of the Board or the extent permitted by the Board, by the President. In addition, any Trustee or officer may resign at any time by giving written notice to the Trust. Such resignation shall be effective upon receipt, unless specified to be effective at some later time.

3 The “Fund Complex” is comprised of two registered investment companies for which PCA or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Funds (thirty-three portfolios) and the PNC Advantage Funds (three portfolios).

4 Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., “public companies”), or other investment companies registered under the 1940 Act.

For more information regarding the trustees and officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-800-622-FUND (3863).

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R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D  P U B L I C  A C C O U N T I N G  F I R M

To the Board of Trustees of PNC Funds and the Shareholders of the Money Market Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund (the “Money Market Funds” or the “Funds”), four of the thirty-three funds comprising the PNC Funds as of May 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015, by correspondence with the custodian, brokers and transfer agents; when replies were not received from brokers and transfer agents, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 28, 2015

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P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Government Money Market Fund
	Class I								Class A
	2015		2014	2013		2012	2011		2015		2014		2013		2012	2011
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net Investment Income†	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–	*	–	*	–		–	*	–	–	*
Total from Investment Operations	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *	–	*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *	–	*
Distributions from Net Realized Gains	–		–	–		–	–		–		–		–		–	–
Total Distributions	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	– *	–	*
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return	0.03%		0.01%	0.01%		0.02%	0.05%		0.03%		0.01%		0.01%		0.02%	0.05%

Ratios/Supplemental Data
Net Assets End of Period (000)	$720,219		$738,100	$809,229		$960,513	$1,008,254		$321,524		$133,915		$79,789		$109,523	$153,670
Ratio of Expenses to Average Net Assets	0.07%		0.07%	0.15%		0.12%	0.16%		0.06%		0.02	%(1)	0.15%		0.12%	0.16%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.01%	0.01%		0.01%	0.05%		0.02%		0.06	%(1)	0.01%		0.01%	0.05%
Ratio of Expenses to Average Net Assets (Before Fees Waivers and Reimbursement,as applicable)	0.35%		0.36%	0.36%		0.35%	0.35%		0.35%		0.36%		0.36%		0.35%	0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.26)%		(0.28)%	(0.20)%		(0.22)%	(0.14)%		(0.27)%		(0.28)%		(0.20)%		(0.22)%	(0.14)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.05% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

14

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Money Market Fund
	Class I										Class A
	2015		2014		2013		2012		2011		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–		–	*	–	*	–	*	–	*	–		–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Contributions of Capital by Affiliate	–		–	*(1)	–		–		–		–		–	*(1)	–		–		–
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–
Total Distributions	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	0.03%		0.04%		0.05%		0.05%		0.06%		0.03%		0.04%		0.05%		0.05%		0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,203,413		$1,345,698		$1,355,988		$1,434,843		$1,481,871		$190,220		$264,307		$256,602		$380,226		$457,216
Ratio of Expenses to Average Net Assets	0.11%		0.11%		0.16%		0.14%		0.21%		0.11%		0.11	%(2)	0.16%		0.14%		0.21%
Ratio of Net Investment Income to Average Net Assets	0.03%		0.04%		0.05%		0.05%		0.05%		0.03%		0.04	%(2)	0.05%		0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.35%		0.36%		0.36%		0.35%		0.34%		0.35%		0.36%		0.36%		0.35%		0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%		(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%

	Money Market Fund
	Class C
	2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–		–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*
Contributions of Capital by Affiliate†	–		–	*(1)	–		–		–
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–		–		–		–
Total Distributions	–	*	–	*	–	*	–	*	–	*

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Total Return	0.03%		0.05%		0.05%		0.05%		0.06%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 189		$1,424		$ 77		$ 78		$ 130
Ratio of Expenses to Average Net Assets	0.12%		0.11	%(2)	0.16%		0.14%		0.21%
Ratio of Net Investment Income to Average Net Assets	0.03%		0.03	%(2)	0.05%		0.05%		0.05%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.36%		0.35%		0.36%		0.35%		0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement)	(0.21)%		(0.21)%		(0.15)%		(0.16)%		(0.08)%

* Amount represents less than $0.005 per share.

† Per share data calculated using average shares outstanding method.

(1) During the fiscal year ended May 31, 2014, a voluntary payment was made by an affiliate of the Adviser in connection with the affiliate’s financing of advance payments to financial intermediaries on the sale of Class C Shares. The payment had no impact to the total return of the Fund. See Note 8 in Notes to Financial Statements.

(2) During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares and Class C Shares. This voluntary commitment had no impact to Class A ratios and Class C ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A and Class C shareholders.

See Notes to Financial Statements.

15

P N C M o n e y M a r k e t F u n d s F I N A N C I A L H I G H L I G H T S	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e Y e a r s E n d e d M a y 3 1 , u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Money Market Fund
	Class I								Class A
	2015		2014	2013		2012	2011		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–	*	–	*	–		–	*	–		–	*
Total from Investment Operations	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–	–		–	–		–		–		–		–		–
Total Distributions	–	*	– *	–	*	– *	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.02%		0.02%	0.02%		0.02%	0.04%		0.02%		0.02%		0.02%		0.03%		0.04%

Ratios/Supplemental Data
Net Assets End of Period (000)	$350,855		$419,054	$509,879		$531,409	$539,656		$ 48,443		$ 39,591		$ 42,426		$ 37,249		$ 32,775
Ratio of Expenses to Average Net Assets	0.05%		0.06%	0.14%		0.12%	0.23%		0.05%		0.07	%(1)	0.14%		0.11	%(2)	0.23%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.02%	0.02%		0.02%	0.03%		0.02%		0.02	%(1)	0.02%		0.03	%(2)	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%		0.31%	0.31%		0.30%	0.30%		0.30%		0.31%		0.31%		0.30%		0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.23)%		(0.23)%	(0.15)%		(0.16)%	(0.04)%		(0.23)%		(0.22)%		(0.15)%		(0.16)%		(0.04)%

	Tax Exempt Money Market Fund
	Advisor Class
	2015		2014	2013		2012	2011(3)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00
Net Investment Income†	–	*	– *	–	*	– *	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	–	*	–	–	*
Total from Investment Operations	–	*	– *	–	*	– *	–	*
Dividends from Net Investment Income	–	*	– *	–	*	– *	–	*
Distributions from Net Realized Gains	–		–	–		–	–
Total Distributions	–	*	– *	–	*	– *	–	*
Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00		$ 1.00	$ 1.00

Total Return	0.02%		0.02%	0.02%		0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$153,640		$123,104	$120,542		$ 29,378	$ 2,808
Ratio of Expenses to Average Net Assets	0.05%		0.07%	0.13%		0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.02%	0.02%		0.02%	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.30%		0.31%	0.31%		0.30%	0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.23)%		(0.22)%	(0.16)%		(0.16)%	(0.05)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A. This voluntary commitment had no impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders.

(2)

During the fiscal year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios.

(3)	Advisor Class Shares were first sold (excluding seed capital of $10) on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

16

	Treasury Money Market Fund
	Class I										Class A
	2015		2014		2013		2012		2011		2015		2014		2013		2012		2011
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00
Net Investment Income†	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Realized and Unrealized Gain (Loss) on Investments	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Total from Investment Operations	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Payment by Affiliate†	–		–		–		–		–	*(1)	–		–		–		–		–	*(1)
Dividends from Net Investment Income	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Distributions from Net Realized Gains	–		–		–		–		–		–		–		–		–		–
Total Distributions	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*	–	*
Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total Return	0.02%		0.02%		0.01%		0.01%		0.01%		0.02%		0.02%		0.01%		0.01%		0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$225,196		$214,348		$289,839		$326,694		$260,447		$144,448		$173,571		$120,798		$ 83,704		$ 93,457
Ratio of Expenses to Average Net Assets	0.02%		0.04%		0.08%		0.04%		0.12%		0.02%		0.03	%(2)	0.08%		0.04%		0.12%
Ratio of Net Investment Income to Average Net Assets	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.02	%(2)	0.01%		0.01%		0.01%
Ratio of Expenses to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	0.37%		0.36%		0.37%		0.36%		0.35%		0.37%		0.36%		0.37%		0.36%		0.35%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers and Reimbursement, as applicable)	(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%		(0.34)%		(0.31)%		(0.28)%		(0.31)%		(0.22)%

*	Amount represents less than $0.005 per share.
†	Per share data calculated using average shares outstanding method.
(1)	A capital infusion in November 2010 resulted in an increase of $0.0003 in the net asset value per share of Class I and Class A and had no effect on the total returns of the Fund.
(2)

During the fiscal year ended May 31, 2014, the Underwriter committed to make a voluntary expense reimbursement to Class A Shares. This voluntary commitment represented a 0.01% impact to Class A ratios and represented shareholder services fees paid to the Underwriter in prior fiscal years in its role as default broker-dealer to certain Class A shareholders. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower.

See Notes to Financial Statements.

17

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y   3 1 ,  2 0 1 5

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.5%
Federal Farm Credit Bank — 2.4%
Federal Farm Credit Bank
0.350%, 07/30/15	$11,500	$11,504
Federal Farm Credit Bank (DN)
0.085%, 08/18/15	3,000	3,000
Federal Farm Credit Bank (FRN)
0.200%, 08/03/15	7,300	7,301
0.223%, 08/17/15	2,750	2,750

		24,555

Federal Home Loan Bank — 21.4%
Federal Home Loan Bank
2.875%, 06/12/15	7,125	7,131
Federal Home Loan Bank (DN)
0.075%, 06/03/15	30,000	30,000
0.060%, 06/04/15	7,300	7,300
0.072%, 06/19/15	7,300	7,300
0.065%, 06/22/15	10,000	10,000
0.070%, 06/24/15	5,000	5,000
0.080%, 07/06/15	7,000	6,999
0.105%, 07/08/15	16,400	16,398
0.081%, 07/17/15	8,000	7,999
0.080%, 07/21/15	8,000	7,999
0.077%, 07/22/15	16,805	16,803
0.170%, 07/29/15	16,000	15,997
0.065%, 08/03/15	10,000	9,999
0.117%, 08/05/15	15,900	15,897
0.085%, 08/13/15	8,000	7,999
0.093%, 08/19/15	16,600	16,596
0.140%, 09/02/15	9,500	9,496
0.090%, 09/08/15	5,000	4,999
0.125%, 10/09/15	9,000	8,996
0.220%, 12/04/15	10,400	10,388

		223,296

Federal Home Loan Mortgage Corporation — 15.9%
Federal Home Loan Mortgage Corporation
0.500%, 08/28/15	18,000	18,014
Federal Home Loan Mortgage Corporation (DN)
0.080%, 06/09/15	1,000	1,000
0.055%, 06/19/15	5,000	5,000
0.060%, 07/02/15	5,000	5,000
0.075%, 07/10/15	1,000	1,000
0.060%, 07/13/15	7,300	7,300
0.060%, 07/20/15	8,000	7,999
0.075%, 08/05/15	7,000	6,999
0.000%, 08/07/15	30,000	29,994
0.115%, 08/21/15	4,000	3,999
0.065%, 08/24/15	7,500	7,499
0.118%, 09/04/15	4,000	3,999
0.139%, 10/02/15	19,000	18,991
0.125%, 10/20/15	9,300	9,295
0.127%, 10/30/15	25,862	25,848
0.130%, 11/06/15	5,000	4,997
0.240%, 12/07/15	9,000	8,989

		165,923

Federal National Mortgage Association — 14.8%
Federal National Mortgage Association (DN)
0.060%, 06/02/15	7,200	7,200
0.060%, 06/16/15	4,600	4,600
0.090%, 07/02/15	48,700	48,696

	Par (000)	Value (000)

0.125%, 07/29/15	$3,800	$3,799
0.075%, 08/03/15	4,000	4,000
0.090%, 08/04/15	19,000	18,997
0.114%, 08/05/15	7,200	7,199
0.115%, 08/12/15	7,200	7,198
0.126%, 09/01/15	9,500	9,497
0.080%, 09/02/15	16,000	15,997
0.095%, 09/23/15	3,000	2,999
0.125%, 11/04/15	16,500	16,491
0.130%, 11/12/15	7,300	7,296

		153,969

Total U.S. Government Agency Obligations (Cost $567,743)		567,743
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Notes — 3.7%
0.250%, 11/02/15	9,000	9,006
0.060%, 01/31/16	20,350	20,349
0.068%, 10/31/16 (FRN)	9,500	9,497

		38,852

Total U.S. Treasury Obligations (Cost $38,852)		38,852

	Number of Shares
MONEY MARKET FUNDS — 1.5%
Invesco Government & Agency Portfolio 0.040% (A)	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares 0.030%† (A)	15,016,999	15,017

Total Money Market Funds (Cost $16,017)		16,017

	Par (000)
REPURCHASE AGREEMENTS†† — 41.0%
Credit Suisse Securities LLC

0.080% (dated 05/29/15, due 06/01/15, repurchase price $55,000,367, collateralized by U.S. Treasury Notes, 2.000% to 3.125%, due 02/28/21 to 05/15/21, total value $56,103,253)	$55,000	55,000

Deutsche Bank Securities

0.070% (dated 05/29/15, due 06/01/15, repurchase price $25,000,146, collateralized by U.S. Treasury Note, 2.000%, due 10/31/21, total value $25,500,024)	25,000	25,000

See Notes to Financial Statements.

18

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — continued
Goldman Sachs & Co.

0.100% (dated 05/29/15, due 06/01/15, repurchase price $69,000,575, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 1.948% to 7.000%, due 01/01/16 to 05/01/45, total value $70,380,000)	$69,000	$69,000

HSBC Securities USA

0.080% (dated 05/29/15, due 06/01/15, repurchase price $46,000,307, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $46,920,676) (B)	46,000	46,000

0.070% (dated 05/29/15, due 06/01/15, repurchase price $32,000,187, collateralized by U.S. Treasury Bond, 4.375%, due 11/15/39, total value $32,643,890) (B)	32,000	32,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 05/29/15, due 06/01/15, repurchase price $138,584,924, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 6.500%, due 06/01/24 to 05/01/45, total value $141,355,680)	138,584	138,584

	Par (000)	Value (000)

Toronto Dominion Securities LLC

0.100% (dated 05/29/15, due 06/01/15, repurchase price $61,000,508, collateralized by Federal National Mortgage Association Bond and U.S. Treasury Note, 2.125% to 4.000%, due 12/31/21 to 04/01/45, total value $62,220,041)	$61,000	$61,000

Total Repurchase Agreements (Cost $426,584)		426,584
TOTAL INVESTMENTS — 100.7% (Cost $1,049,196)*		1,049,196
Other Assets & Liabilities – (0.7)%		(7,453)
TOTAL NET ASSETS — 100.0%		$1,041,743

*	Also cost for Federal income tax purposes.
†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
††	As of May 31, 2015, the total value of repurchase agreements was $426,584 (000) and the value of collateral received, excluding excess, was $426,584 (000). See Note 2 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $78,000(000) (collateral value of $79,565(000)).

See Notes to Financial Statements.

19

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$16,017	$–	$–	$16,017

Repurchase Agreements	–	426,584	–	426,584

U.S. Government Agency Obligations	–	567,743	–	567,743

U.S. Treasury Obligations	–	38,852	–	38,852

Total Assets - Investments in Securities	$16,017	$1,033,179	$–	$1,049,196

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

20

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
ASSET-BACKED SECURITIES — 3.3%
Automotive — 3.0%
CarMax Auto Owner Trust,
Series 2014-4, Cl A1
0.210%, 11/16/15	$29	$29
CarMax Auto Owner Trust,
Series 2015-1, Cl A1
0.240%, 03/15/16	4,867	4,867
Ford Credit Auto Lease Trust,
Series 2015-A, Cl A1
0.320%, 05/16/16 144A	7,082	7,082
Hyundai Auto Lease Securitization Trust,
Series 2015-A, Cl A1
0.280%, 03/15/16 144A	6,243	6,243
Hyundai Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	2,069	2,069
Hyundai Auto Receivables Trust,
Series 2015-B, Cl A1
0.330%, 04/15/16	4,649	4,649
Mercedes Benz Auto Lease Trust,
Series 2015-A, Cl A1
0.240%, 01/15/16	6,024	6,024
Porsche Innovative Lease Owner Trust,
Series 2015-1, Cl A1
0.320%, 05/23/16 144A	5,400	5,400
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Cl A1
0.200%, 10/20/15	652	652
World Omni Auto Receivables Trust,
Series 2015-A, Cl A1
0.240%, 03/15/16	3,980	3,980

		40,995

Equipment — 0.3%
CNH Equipment Trust,
Series 2014-C, Cl A1
0.200%, 11/16/15	4,507	4,507

Total Asset-Backed Securities (Cost $45,502)		45,502

CERTIFICATES OF DEPOSIT — 9.3%
Yankee — 9.3%
Bank of Montreal Chicago
0.210%, 08/21/15	12,500	12,500
Bank of Tokyo-Mitsubishi UFJ NY
0.190%, 06/08/15	22,000	22,000
0.160%, 06/29/15	8,000	8,000
Canadian Imperial Bank of Commerce NY
0.140%, 06/29/15	14,000	14,000
0.140%, 07/27/15	8,000	8,000
0.000%, 08/28/15	8,000	8,000
Credit Suisse NY
0.240%, 06/09/15	8,500	8,499
DnB Bank ASA NY
0.180%, 06/04/15	8,000	8,000
HSBC Bank USA (FRN)
0.353%, 06/17/15	8,320	8,320
Nordea Bank Finland NY
0.000%, 06/19/15	9,500	9,500
0.195%, 08/17/15	8,000	8,000

	Par (000)	Value (000)

Toronto Dominion NY
0.300%, 08/10/15	$15,000	$15,000

Total Certificates of Deposit (Cost $129,819)		129,819

ASSET-BACKED COMMERCIAL PAPER† — 20.8%
Financial Services — 20.8%
Alpine Securitization
0.140%, 06/01/15	8,000	8,000
0.150%, 06/10/15	2,350	2,350
0.220%, 06/18/15	8,000	7,999
0.220%, 07/08/15	8,000	7,998
Ciesco LLC
0.180%, 06/04/15	8,250	8,250
0.180%, 06/10/15	13,000	12,999
Collateralized CP II LLC
0.150%, 06/09/15	5,500	5,500
0.230%, 07/20/15	5,000	4,998
0.230%, 08/03/15	11,000	10,996
0.250%, 09/18/15	5,000	4,996
Erste Abwicklungsanstalt
0.150%, 07/08/15	8,600	8,599
0.245%, 08/10/15	16,000	15,992
0.270%, 08/28/15	16,000	15,989
Fairway Finance LLC
0.120%, 06/03/15	8,570	8,570
0.190%, 08/10/15	8,000	7,997
0.270%, 10/16/15	7,000	6,993
Kells Funding LLC
0.180%, 07/20/15	13,000	12,997
0.190%, 08/21/15	14,000	13,994
Liberty Street Funding LLC
0.130%, 06/08/15	8,000	8,000
0.140%, 06/22/15	3,700	3,700
0.160%, 06/23/15	16,000	15,998
0.160%, 06/29/15	8,000	7,999
0.170%, 07/06/15	7,000	6,999
Matchpoint Master Trust
0.120%, 06/05/15	7,000	7,000
Nieuw Amsterdam Receivables
0.160%, 06/09/15	11,000	11,000
0.140%, 07/09/15	8,000	7,999
0.190%, 08/11/15	7,000	6,997
Old Line Funding LLC
0.130%, 06/02/15	3,000	3,000
0.200%, 09/16/15	8,000	7,995
Regency Markets No. 1 LLC
0.160%, 06/16/15	7,000	7,000
Sheffield Receivables
0.170%, 06/23/15	8,000	7,999
Starbird Funding
0.230%, 06/22/15	10,500	10,499
Thunder Bay Funding LLC
0.220%, 07/09/15	8,000	7,998
Victory Receivables
0.160%, 06/04/15	4,000	4,000

Total Asset-Backed Commercial Paper (Cost $289,400)		289,400

See Notes to Financial Statements.

21

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
COMMERCIAL PAPER† — 29.7%
Banks — 17.9%
BNP Paribas Finance
0.180%, 06/01/15	$16,000	$16,000
Commonwealth Bank of Australia
0.150%, 06/30/15	26,000	25,997
0.160%, 07/02/15	15,000	14,998
0.165%, 08/18/15	8,400	8,397
DnB Bank ASA
0.205%, 06/09/15	8,500	8,500
0.120%, 06/16/15	8,000	7,999
0.120%, 07/27/15	5,000	4,999
0.240%, 09/21/15	8,000	7,994
HSBC USA
0.270%, 07/02/15	10,000	9,998
0.250%, 07/17/15	27,690	27,681
Overseas-Chinese Banking
0.150%, 06/02/15	31,000	31,000
Svenska Handelsbanken
0.161%, 06/05/15	11,500	11,500
0.180%, 06/15/15	20,000	19,999
0.200%, 07/20/15	7,000	6,998
Toronto Dominion Holdings
0.160%, 06/16/15	6,000	5,999
0.160%, 07/20/15	8,000	7,998
0.190%, 08/07/15	20,000	19,993
UBS Finance
0.130%, 06/02/15	13,000	13,000

		249,050

Financial Services — 7.5%
American Honda Finance
0.150%, 07/22/15	3,500	3,499
BMW US Capital LLC
0.110%, 06/19/15	4,500	4,500
CPPIB Capital
0.130%, 06/09/15	8,000	8,000
0.120%, 06/12/15	4,000	4,000
0.120%, 06/23/15	8,000	7,999
0.120%, 06/24/15	20,000	19,999
0.140%, 07/02/15	5,500	5,499
0.120%, 07/20/15	4,000	3,999
JPMorgan Securities LLC
0.310%, 06/15/15	15,500	15,498
PACCAR Financial
0.100%, 06/09/15	4,000	4,000
Toyota Motor Credit
0.200%, 09/29/15	11,000	10,993
0.248%, 12/14/15	16,400	16,400

		104,386

Healthcare — 0.4%
Abbott Laboratories
0.120%, 06/08/15	2,500	2,500
0.120%, 07/28/15	3,550	3,549

		6,049

Insurance — 3.1%
Metlife Short Term Funding LLC
0.130%, 06/12/15	11,000	11,000
0.140%, 06/29/15	8,000	7,999
0.140%, 07/06/15	8,000	7,999

	Par (000)	Value (000)

0.150%, 07/20/15	$7,950	$7,948
0.150%, 08/10/15	8,000	7,998

		42,944

Sovereign Agency — 0.8%
Kreditansalt FurWiederaufbau International Finance (Germany)
0.165%, 06/29/15	3,955	3,955
0.160%, 09/30/15	7,000	6,996

		10,951

Total Commercial Paper (Cost $413,380)		413,380

CORPORATE BONDS — 1.4%
Banks — 1.4%
US Bancorp (MTN)
2.450%, 07/27/15	4,000	4,013
Wells Fargo Bank NA (MTN) (FRN)
0.361%, 06/15/15	16,000	16,000

Total Corporate Bonds (Cost $20,013)		20,013

FUNDING AGREEMENT — 1.1%
New York Life Funding Agreement
0.255%, 06/12/15 (A)	16,000	16,000

Total Funding Agreement (Cost $16,000)		16,000

MUNICIPAL SECURITIES — 14.6%
Connecticut — 2.3%
Connecticut Health & Educational Facility Authority, Yale University (RB)
Series U (VRDN)
0.090%, 06/03/15	32,540	32,540

Mississippi — 1.3%
Mississippi Business Finance Corporation, Chevron USA, Inc. Project (RB)
Series C (VRDN)
0.070%, 06/03/15	9,000	9,000
0.060%, 06/01/15	9,180	9,180

		18,180

North Carolina — 1.0%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.010%, 06/03/15	13,495	13,495

Ohio — 3.3%
Ohio State Common Schools (GO)
Series A (VRDN)
0.070%, 06/03/15	17,945	17,945
Ohio State Common Schools (GO)
Series B (VRDN)
0.070%, 06/03/15	4,560	4,560
Ohio State University (RB) Series B (VRDN)
0.090%, 06/03/15	16,775	16,775
0.070%, 06/03/15	7,100	7,100

		46,380

See Notes to Financial Statements.

22

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 4.4%
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-1 (VRDN)
0.100%, 06/01/15	$7,600	$7,600
Harris County Health Facilities Development
Corporation, Methodist Hospital System (RB)
Series A-2 (VRDN)
0.100%, 06/01/15	2,000	2,000
Houston Higher Education Finance, Rice
University Project (RB)
Series B (VRDN)
0.110%, 06/03/15	3,000	3,000
Lower Neches Valley Authority Industrial
Development, ExxonMobil Project (RB)
Series A (VRDN)
0.060%, 06/01/15	22,300	22,300
Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.100%, 06/03/15	16,000	16,000
0.090%, 06/03/15	9,600	9,600

		60,500

Virginia — 1.7%
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series B (VRDN)
0.070%, 06/03/15	10,800	10,800
Loudoun County Industrial Development
Authority, Howard Hughes Medical Institute
(RB) Series E (VRDN)
0.090%, 06/03/15	13,400	13,400

		24,200

Wyoming — 0.6%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.060%, 06/01/15	7,500	7,500

Total Municipal Securities (Cost $202,795)		202,795

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.8%
Federal Home Loan Bank — 0.4%
Federal Home Loan Bank (DN)
0.125%, 10/09/15	5,600	5,598

Federal National Mortgage Association — 0.4%
Federal National Mortgage Association (DN)
0.150%, 07/01/15	6,000	5,999

Total U.S. Government Agency Obligations (Cost $11,597)		11,597

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 1.2%
U.S. Treasury Note — 1.2%
0.068%, 10/31/16 (FRN)	$17,100	$17,095

Total U.S. Treasury Obligation (Cost $17,095)		17,095

REPURCHASE AGREEMENTS†† — 18.5%
Credit Suisse Securities LLC

0.080% (dated 05/29/15, due 06/01/15, repurchase price $32,000,213, collateralized by U.S. Treasury Bond and U.S. Treasury Note, 0.875% to 3.625%, due 01/31/17 to 08/15/43, total value $32,643,627)	32,000	32,000

Deutsche Bank Securities

0.070% (dated 05/29/15, due 06/01/15, repurchase price $17,000,099, collateralized by U.S. Treasury Bond, 5.375%, due 02/15/31, total value $17,340,098)	17,000	17,000

Goldman Sachs & Co.

0.100% (dated 05/29/15, due 06/01/15, repurchase price $42,000,350, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 5.500%, due 10/01/15 to 05/01/45, total value $42,840,000)	42,000	42,000

HSBC Securities USA

0.080% (dated 05/29/15, due 06/01/15, repurchase price $27,000,180, collateralized by Federal National Mortgage Association Bond, 3.500%, due 11/01/42, total value $27,540,397) (B)	27,000	27,000

0.070% (dated 05/29/15, due 06/01/15, repurchase price $19,000,111, collateralized by U.S. Treasury Bonds, 4.250% to 4.375%, due 11/15/39 to 11/15/40, total value $19,382,880) (B)	19,000	19,000

Merrill Lynch Pierce Fenner and Smith

0.080% (dated 05/29/15, due 06/01/15, repurchase price $84,000,560, collateralized by Federal Home Loan Mortgage Corporation Bonds, Federal National Mortgage Association Bonds and Government National Mortgage Association Bonds, 2.500% to 6.000%, due 01/01/25 to 06/01/45, total value $85,680,000)	84,000	84,000

See Notes to Financial Statements.

23

P N C  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
REPURCHASE AGREEMENTS†† — continued
Toronto Dominion Securities LLC

0.100% (dated 05/29/15, due 06/01/15, repurchase price $37,000,308, collateralized by Corporation Bond, Federal National Mortgage Association Bonds and U.S. Treasury Note, 2.125% to 4.500%, due 03/12/20 to 09/01/44, total value $37,760,247)	$37,000	$37,000

Total Repurchase Agreements (Cost $258,000)		258,000

TOTAL INVESTMENTS — 100.7% (Cost $1,403,601)*		1,403,601

Other Assets & Liabilities – (0.7)%		(9,780)

TOTAL NET ASSETS — 100.0%		$1,393,821

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	As of May 31, 2015, the total value of repurchase agreements was $258,000 (000) and the value of collateral received, excluding excess, was $258,000 (000). See Note 2 in Notes to Financial Statements.
(A)	Illiquid Security. Total value of illiquid securities is $16,000 (000) and represents 1.1% of net assets as of May 31, 2015.
(B)	Total value of HSBC Securities USA Repurchase Agreements is $46,000(000) (collateral value of $46,923(000)).
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $18,725 (000) and represents 1.3% of net assets as of May 31, 2015.

See Notes to Financial Statements.

24

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Assets:

Asset-Backed Commercial Paper	$–	$289,400	$–	$289,400

Asset-Backed Securities	–	45,502	–	45,502

Certificates of Deposit	–	129,819	–	129,819

Commercial Paper	–	413,380	–	413,380

Corporate Bonds	–	20,013	–	20,013

Funding Agreement	–	16,000	–	16,000

Municipal Securities	–	202,795	–	202,795

Repurchase Agreements	–	258,000	–	258,000

U.S. Government Agency Obligations	–	11,597	–	11,597

U.S. Treasury Obligations	–	17,095	–	17,095

Total Assets - Investments in Securities	$–	$1,403,601	$–	$1,403,601

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

25

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 102.0%
Alaska — 1.9%
Valdez Alaska Marine Terminal, Exxon Pipeline
Project (RB) Series C (VRDN)
0.060%, 06/01/15	$10,565	$10,565

California — 3.4%
California State (GO) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.080%, 06/03/15	4,400	4,400
California State (GO) Series B, Sub-Series B-4
(LOC - JPMorgan Chase Bank) (VRDN)
0.110%, 06/03/15	14,600	14,600

		19,000

Connecticut — 2.9%
Connecticut State Health & Educational Facility
Authority, Yale University (RB)
Series U-2 (VRDN)
0.080%, 06/03/15	16,000	16,000

District of Columbia — 2.5%
District of Columbia, Georgetown University
(RB) Series C (LOC - TD Bank) (VRDN)
0.090%, 06/04/15	13,650	13,650

Florida — 2.6%
Citizens Property Insurance (RB) Series A-1
5.000%, 06/01/15	5,625	5,625
5.000%, 06/01/16	3,535	3,693
6.000%, 06/01/16	4,645	4,900

		14,218

Illinois — 0.5%
Illinois Finance Authority, University of Chicago
(RB) Series B (VRDN)
0.130%, 06/04/15	3,000	3,000

Indiana — 0.4%
Purdue University, Student Facilities System (RB)
Series A (VRDN)
0.070%, 06/03/15	2,435	2,435

Iowa — 3.7%
Iowa City (RB) (SBPA - U.S. Bank NA) (VRDN)
0.090%, 06/01/15	14,165	14,165
Iowa Finance Authority, Drake University Project
(RB) (LOC - Wells Fargo Bank) (VRDN)
0.070%, 06/01/15	1,600	1,600
Iowa Higher Education Loan Authority (RN)
Series B
2.500%, 05/12/16	4,600	4,696

		20,461

Kentucky — 0.9%
Berea Educational Facilities, Berea College Project
(RB) Series A (VRDN)
0.090%, 06/01/15	2,800	2,800
Berea Educational Facilities, Berea College Project
(RB) Series B (VRDN)
0.090%, 06/01/15	2,215	2,215

		5,015

	Par (000)	Value (000)

Louisiana — 1.9%
Louisiana Public Facilities Authority, CHRISTUS
Health (RB) Series B-3 (LOC - Bank of
New York Mellon) (VRDN)
0.090%, 06/03/15	$10,310	$10,310

Maryland — 4.3%
Baltimore County (BAN) (GO)
1.250%, 04/01/16	10,000	10,088
Baltimore Industrial Development Authority,
Baltimore Capital Acquisition (RB) (LOC -
Bayerische Landesbank) (VRDN)
0.120%, 06/03/15	6,300	6,300
Montgomery County (BAN) (GO) Series B
(SPBA - Wells Fargo Bank) (VRDN)
0.090%, 06/01/15	7,155	7,155

		23,543

Massachusetts — 1.8%
Massachusetts Bay Transportation
Authority (RB) Series A-2 (SBPA - JPMorgan
Chase Bank) (VRDN)
0.100%, 06/03/15	6,600	6,600
Massachusetts Development Finance Agency,
Partners Healthcare System (RB) Series K-1
(SBPA - Wells Fargo Bank) (VRDN)
0.080%, 06/04/15	2,000	2,000
Massachusetts Health & Educational Facilities
Authority, Partners Healthcare System (RB)
Series D-5 (VRDN)
0.090%, 06/01/15	1,400	1,400

		10,000

Michigan — 0.3%
University of Michigan (RB) Series B (SBPA -
Northern Trust) (VRDN)
0.060%, 06/01/15	1,435	1,435

Mississippi — 3.0%
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series A
(VRDN)
0.060%, 06/01/15	1,300	1,300
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series D
(VRDN)
0.020%, 06/01/15	8,000	8,000
Mississippi Business Finance Corporation,
Chevron USA, Inc. Project (RB) Series G
(VRDN)
0.060%, 06/01/15	7,080	7,080

		16,380

Missouri — 2.0%
Missouri State Health & Educational Facilities
Authority, Ascension Health (RB) Series C-3
(VRDN)
0.090%, 06/03/15	10,950	10,950

See Notes to Financial Statements.

26

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
New Jersey — 3.7%
Hudson County Improvement Authority (RN)
Series U-1A
1.250%, 07/15/15	$10,000	$10,011
Hudson County Improvement Authority (RN)
Series W-1
1.000%, 04/29/16	8,000	8,045
Rutgers State University (RB) Series A (SBPA -
TD Bank) (VRDN)
0.060%, 06/01/15	2,335	2,335

		20,391

New York — 8.3%
New York City (GO) Sub-Series B-3
(LOC - TD Bank) (VRDN)
0.100%, 06/03/15	6,200	6,200
New York City Municipal Water Finance
Authority (RB) Series BB-4 (SBPA - Wells
Fargo Bank) (VRDN)
0.060%, 06/15/15	3,000	3,000
New York City Municipal Water Finance
Authority (RB) Series DD-1 (SBPA - TD Bank)
(VRDN)
0.040%, 06/01/15	6,000	6,000
New York City Municipal Water Finance
Authority (RB) Sub-Series B-2 (SBPA - Royal
Bank of Canada) (VRDN)
0.090%, 06/04/15	3,900	3,900
New York City Transitional Finance Authority,
New York City Recovery (RB) Series 3,
Sub-Series 3-H (SBPA - Royal Bank of
Canada) (VRDN)
0.090%, 06/01/15	3,090	3,090
New York State Dormitory Authority (RB)
Series B
5.000%, 03/15/16	5,000	5,189
New York State Dormitory Authority, Prerefunded
08/15/15 @ 100 (RB) (FHA)
4.800%, 08/15/15	18,380	18,553

		45,932

North Carolina — 5.0%
Charlotte (GO) Series A
5.000%, 07/01/15	6,560	6,586
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System(RB) Series H
(LOC - Wells Fargo Bank) (VRDN)
0.040%, 06/01/15	3,480	3,480
North Carolina State (GO) Series B
5.000%, 04/01/16	2,295	2,387
University of North Carolina at Chapel Hill (RB)
Series B (VRDN)
0.070%, 06/03/15	15,150	15,150

		27,603

Ohio — 14.9%
Cuyahoga Falls (BAN) (GO)
1.000%, 12/03/15	1,550	1,556

	Par (000)	Value (000)

Fairfield Township, Fire Station Improvement
(BAN) (GO)
1.000%, 06/04/15	$1,800	$1,800
Fairfield Township, Fire Station Improvement
(BAN) (GO) (DD)
1.000%, 06/03/16	3,650	3,674
Franklin County Hospital Facilities, OhioHealth
Corporation (RB) Series B (SBPA - Barclays
Bank PLC) (VRDN)
0.090%, 06/03/15	8,700	8,700
Franklin County Hospital Improvement,
Nationwide Children’s Hospital Project (RB)
Series B (VRDN)
0.070%, 06/04/15	6,600	6,600
Franklin County, Holy Cross Health Systems
Corporation (RB) (VRDN)
0.080%, 06/04/15	9,000	9,000
Franklin County, OhioHealth Corporation (RB)
Series A (SBPA - Barclays Bank
PLC) (VRDN)
0.090%, 06/03/15	11,400	11,400
Highland Heights, Street
Improvement (BAN) (GO)
0.750%, 06/17/15	3,650	3,651
Licking County (BAN) (GO) (DD)
2.000%, 05/31/16	1,900	1,930
Miami County (BAN) (GO)
1.000%, 11/24/15	2,500	2,509
Montgomery County, Miami Valley Hospital
(RB) Series C (SBPA - Wells Fargo Bank)
(VRDN)
0.050%, 06/01/15	1,200	1,200
North Ridgeville, Capital Improvement &
Equipment (BAN) (GO)
1.000%, 06/04/15	1,405	1,405
Ohio State (GO) Series B (VRDN)
0.080%, 06/03/15##	9,000	9,000
Ohio State (GO) Series C (VRDN)
0.090%, 06/03/15	3,900	3,900
Ohio State (GO) Series D (VRDN)
0.120%, 06/03/15	4,500	4,500
Ohio State Higher Educational Facility
Commission, Cleveland Clinic Health System
Obligated Group (RB) Series B-1 (SBPA -
Wells Fargo Bank) (VRDN)
0.060%, 06/01/15	3,500	3,500
Ohio State University (RB) Series B (VRDN)
0.070%, 06/03/15	1,000	1,000
Ohio State University (RB) Series E (VRDN)
0.070%, 06/03/15	5,400	5,400
Perrysburg City (BAN) (GO)
1.000%, 10/29/15	1,825	1,830

		82,555

Pennsylvania — 11.7%
Abington Township (GO)
5.000%, 07/15/15	1,760	1,770
Beaver County Industrial Development
Authority, FirstEnergy Generation
Project (RB) Series B (LOC - Bank of
Nova Scotia) (VRDN)
0.080%, 06/01/15	4,550	4,550

See Notes to Financial Statements.

27

P N C  T a x  E x e m p t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.090%, 06/04/15	$1,650	$1,650
Delaware River Port Authority (RB) Series A
(LOC - Royal Bank of Canada) (VRDN)
0.080%, 06/04/15	17,600	17,600
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank NA) (VRDN)
0.090%, 06/04/15	600	600
Northampton County General Purpose Authority,
Lehigh University (RB) (SBPA - JPMorgan
Chase Bank) (VRDN)
0.070%, 06/04/15	600	600
Northampton County General Purpose Authority,
Lehigh University (RB) Series B (SBPA -
JPMorgan Chase Bank) (VRDN)
0.070%, 06/04/15	1,660	1,660
Pennsylvania Higher Educational Facilities
Authority, Drexel University (RB)
Second Series (LOC - JPMorgan Chase Bank)
(VRDN)
0.090%, 06/04/15	500	500
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania (RB)
Series A (LOC - Bank of America) (VRDN)
0.080%, 06/03/15	1,500	1,500
Philadelphia (GO) Series B (LOC - Bank of New
York Mellon) (VRDN)
0.100%, 06/04/15	2,000	2,000
Philadelphia Gas Works (RB) Fifth Series A-2
(LOC - JPMorgan Chase Bank) (VRDN)
0.090%, 06/04/15	950	950
Philadelphia School District (GO) Series H
(LOC - Royal Bank of Canada) (VRDN)
0.100%, 06/04/15	16,000	16,000
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.070%, 06/04/15	15,220	15,220

		64,600

Texas — 18.8%
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-2 (VRDN)
0.100%, 06/01/15	3,000	3,000
Harris County Health Facilities Development
Corporation, Texas Children’s Health (RB)
Series B-1 (SBPA - JPMorgan Chase Bank)
(VRDN)
0.100%, 06/03/15	5,000	5,000
Lower Neches Valley Authority Industrial
Development Corporation, ExxonMobil
Project (RB) (VRDN)
0.060%, 06/01/15	4,500	4,500

	Par (000)	Value (000)

Red River Education Financing Corporation,
Texas Christian University Project (RB)
(SBPA - Northern Trust) (VRDN)
0.090%, 06/03/15	$5,000	$5,000
0.100%, 06/03/15	9,000	9,000
Tarrant County Cultural Education Facilities
Finance Corporation, Baylor Health Care
System Project (RB) Series D (LOC -
JPMorgan Chase Bank) (VRDN)
0.090%, 06/03/15	13,100	13,100
Tarrant County Health Facilities Development
Corporation, Cook Children’s Medical
System (RB) Series B (VRDN)
0.090%, 06/04/15	20,000	20,000
Texas (GO) Series D (SBPA - State Street
Bank & Trust) (VRDN)
0.090%, 06/03/15	13,000	13,000
Texas (TRAN) (GO)
1.500%, 08/31/15	10,000	10,034
University of Texas System (RB)
Series B (VRDN)
0.070%, 06/04/15	8,490	8,490
0.090%, 06/04/15	10,000	10,000
University of Texas System (RB)
Series B (VRDN)
0.070%, 06/04/15	2,950	2,950

		104,074

Utah — 4.6%
Murray, IHC Health Services (RB) Series B
(VRDN)
0.070%, 06/04/15	4,850	4,850
Utah County, IHC Health Services (RB)
Series C (SBPA - U.S. Bank NA) (VRDN)
0.100%, 06/04/15	10,800	10,800
Utah State (GO) Series A
5.000%, 07/01/15	10,000	10,040

		25,690

Virginia — 2.9%
Loudoun County Industrial Development
Authority, Howard Hughes Medical
Institute (RB) Series A (VRDN)
0.070%, 06/03/15	5,000	5,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical
Institute (RB) Series B (VRDN)
0.070%, 06/03/15	4,000	4,000
Loudoun County Industrial Development
Authority, Howard Hughes Medical
Institute (RB) Series E (VRDN)
0.090%, 06/03/15	7,250	7,250

		16,250

Total Municipal Securities (Cost $564,057)		564,057

See Notes to Financial Statements.

28

Value (000)

TOTAL INVESTMENTS — 102.0% (Cost $564,057)*	$564,057
Other Assets & Liabilities – (2.0)%	(11,119)
TOTAL NET ASSETS — 100.0%	$552,938

*	Also cost for Federal income tax purposes.
##	All or a portion of the security has been segregated on the Fund’s books and records for delayed-delivery transactions.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Municipal Securities	$–	$564,057	$–	$564,057

Total Assets - Investments in Securities	$–	$564,057	$–	$564,057

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

29

P N C  T r e a s u r y  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

M a y  3 1 ,  2 0 1 5

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 85.8%
U.S. Treasury Bills† — 27.1%
0.011%, 06/04/15	$20,000	$20,000
0.011%, 06/11/15	15,000	15,000
0.018%, 06/18/15	20,000	20,000
0.010%, 07/09/15	10,000	10,000
0.038%, 07/23/15	5,000	5,000
0.010%, 07/30/15	5,000	5,000
0.010%, 08/20/15	5,000	5,000
0.046%, 08/27/15	5,000	4,999
0.020%, 09/17/15	10,000	9,999
0.065%, 10/08/15	5,000	4,999

		99,997

U.S. Treasury Notes — 58.7%
0.375%, 06/15/15	26,500	26,503
0.375%, 06/30/15	77,000	77,021
0.250%, 07/15/15	41,000	41,011
0.250%, 07/31/15	20,000	20,007
0.250%, 08/17/15	10,000	10,004
0.375%, 08/31/15	13,000	13,011
0.250%, 09/15/15	4,000	4,002
0.250%, 10/15/15	4,000	4,003
0.375%, 11/16/15	5,000	5,006
0.060%, 01/31/16	8,500	8,500
0.068%, 10/31/16 (FRN)	8,000	7,997

		217,065

Total U.S. Treasury Obligations (Cost $317,062)		317,062

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 3.9%
BlackRock Treasury Trust Fund 0.000%†† (A)	500,000	$500
Dreyfus Treasury Prime Cash Management 0.000% (A)	14,116,983	14,117

Total Money Market Funds (Cost $14,617)		14,617
TOTAL INVESTMENTS — 89.7% (Cost $331,679)*		331,679
Other Assets & Liabilities – 10.3%		37,964
TOTAL NET ASSETS — 100.0%		$369,643

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

30

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Money Market Funds	$14,617	$–	$–	$14,617

U.S. Treasury Obligations	–	317,062	–	317,062

Total Assets - Investments in Securities	$14,617	$317,062	$–	$331,679

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

31

P N C   M o n e y   M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Government
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$607,595	$1,145,601

Investments in affiliates at value	15,017	–

Investments in repurchase agreements at value	426,584	258,000

Total Investments at value(1)	1,049,196	1,403,601

Cash	1	18,067

Receivable for shares of beneficial interest issued	4,317	661

Dividends and interest receivable	377	397

Prepaid expenses	31	45

Other assets	112	232

Total Assets	1,054,034	1,423,003

LIABILITIES

Payable for shares of beneficial interest redeemed	11,757	28,303

Dividends payable

Class I	19	30

Class A	7	2

Investment advisory fees payable	216	306

Administration fees payable	48	68

Custodian fees payable	18	28

Transfer agent fees payable	18	34

Trustees’ deferred compensation payable	112	233

Trustees’ fees payable	22	39

Other liabilities	74	139

Total Liabilities	12,291	29,182

TOTAL NET ASSETS	$1,041,743	$1,393,821

Investments in non-affiliates at cost	$607,595	$1,145,601

Investments in affiliates at cost	15,017	–

Investments in repurchase agreements at cost	426,584	258,000

(1)Total Investments at cost	$1,049,196	$1,403,601

See Notes to Financial Statements.

32

	Government
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$1,041,896	$1,393,992

Undistributed (Distributions in Excess of) Net Investment Income	(93)	(171)

Accumulated Net Realized Gain (Loss) on Investments	(60)	–

Total Net Assets	$1,041,743	$1,393,821

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$720,218,785	$1,203,412,640

Class I shares outstanding	720,483,583	1,203,603,700

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$321,524,306	$190,219,700

Class A shares outstanding	321,517,284	190,273,060

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class C	N/A	$188,746

Class C shares outstanding	N/A	188,748

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00

See Notes to Financial Statements.

33

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

M a y  3 1 ,  2 0 1 5

	Tax Exempt	Treasury
	Money Market	Money Market
	Fund	Fund

ASSETS

Investments in non-affiliates at value	$564,057	$331,179

Investments in affiliates at value	–	500

Total Investments at value(1)	564,057	331,679

Cash	289	–

Receivable for investments sold	–	22,028

Receivable for shares of beneficial interest issued	2,153	17,850

Dividends and interest receivable	1,310	357

Prepaid expenses	30	22

Other assets	83	50

Total Assets	567,922	371,986

LIABILITIES

Cash overdraft	–	–

Payable for shares of beneficial interest redeemed	488	2,135

Payable for investment securities purchased	14,198	–

Dividends payable

Class I	5	2

Class A	–	1

Advisor Class	5	–

Investment advisory fees payable	72	77

Class A		–

Shareholder servicing fees payable	–	–

Administration fees payable	28	18

Custodian fees payable	10	5

Transfer agent fees payable	14	9

Trustees’ deferred compensation payable	83	50

Trustees’ fees payable	17	10

Other liabilities	64	36

Total Liabilities	14,984	2,343

TOTAL NET ASSETS	$552,938	$369,643

Investments in non-affiliates at cost	$564,057	$331,179

Investments in affiliates at cost	–	500

(1) Total Investments at cost	$564,057	$331,679

See Notes to Financial Statements.

34

	Tax Exempt	Treasury
	Money Market	Money Market
	Fund	Fund

NET ASSETS:

Paid-in Capital (Unlimited Authorization — No Par Value)	$552,968	$369,695

Undistributed (Distributions in Excess of ) Net Investment Income	–	(44)

Accumulated Net Realized Gain (Loss) on Investments	(30)	(8)

Total Net Assets	$552,938	$369,643

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$350,855,172	$225,195,638

Class I shares outstanding	350,916,205	225,238,256

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Class A	$48,443,351	$144,447,758

Class A shares outstanding	48,441,635	144,465,092

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00

Net assets applicable to Advisor Class	$153,639,847	N/A

Advisor Class shares outstanding	153,643,499	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	N/A

See Notes to Financial Statements.

35

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  Y e a r  E n d e d  M a y  3 1 ,  2 0 1 5

	Government
	Money Market	Money Market
	Fund	Fund
Investment Income:
Dividends	$ 3	$ –
Interest	724	2,309
Total Investment Income	727	2,309
Expenses:
Investment advisory fees	2,175	4,033
Administration fees	449	825
Transfer agent fees	70	139
Custodian fees	36	56
Professional fees	136	252
Pricing service fees	9	8
Printing and shareholder reports	15	45
Registration and filing fees	48	67
Trustees’ fees	47	87
Miscellaneous	48	105
Total Expenses	3,033	5,617
Less:
Waiver of investment advisory fees(1)	(2,175)	(3,791)
Expense reimbursement(1)	(285)	–
Net Expenses	573	1,826
Net Investment Income	154	483
Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 154	$ 483

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

36

Tax Exempt	Treasury
Money Market	Money Market
Fund	Fund

$–	$–
476	118
476	118

1,359	970
352	205
58	39
20	11
113	81
19	4
13	10
47	35
38	25
35	42
2,054	1,422

(1,359)	(970)
(354)	(373)
341	79
135	39

(15)	3
$120	$42

See Notes to Financial Statements.

37

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )

	Government
	Money Market Fund		Money Market Fund
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,
	2015	2014	2015	2014

Investment Activities:
Net investment income (loss)	$154	$147	$483	$670
Net realized gain (loss) on investments sold	–	–	–	–

Net increase (decrease) in net assets resulting from operations	154	147	483	670

Dividends to Shareholders:
Dividends from net investment income:
Class I	(191)	(100)	(458)	(606)
Class A	(48)	(13)	(93)	(110)
Advisor Class	–	–	–	–

Total dividends	(239)	(113)	(551)	(716)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	1,612,238	1,908,119	2,030,634	1,606,425
Class A	1,565,436	1,512,930	729,701	605,782
Class C	–	–	1,497	1,529
Advisor Class	–	–	–	–
Reinvestment of dividends:
Class I	2	–	31	37
Class A	1	–	30	34

Total proceeds from shares issued and reinvested	3,177,677	3,421,049	2,761,893	2,213,807

Value of shares redeemed:
Class I	(1,630,051)	(1,979,229)	(2,172,895)	(1,616,710)
Class A	(1,377,813)	(1,458,857)	(803,807)	(598,107)
Class C	–	–	(2,732)	(181)
Advisor Class	–	–	–	–

Total value of shares redeemed	(3,007,864)	(3,438,086)	(2,979,434)	(2,214,998)

Increase (decrease) in net assets from share transactions	169,813	(17,037)	(217,541)	(1,191)

Contribution of capital by affiliate(1)	–	–	–	–

Total increase (decrease) in net assets	169,728	(17,003)	(217,609)	(1,237)

Net Assets:
Beginning of year	872,015	889,018	1,611,430	1,612,667

End of year*	$1,041,743	$872,015	$1,393,821	$1,611,430

*Including undistributed (distributions in excess of) net investment income	$(93)	$(8)	$(171)	$(103)

(1)	See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

38

Tax Exempt		Treasury
Money Market Fund		Money Market Fund
For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
May 31,	May 31,	May 31,	May 31,
2015	2014	2015	2014

$135	$146	$39	$ 48
(15)	–	3	2

120	146	42	50

(94)	(104)	(31)	(38)
(10)	(10)	(25)	(19)
(32)	(31)	–	–

(136)	(145)	(56)	(57)

1,608,565	1,107,923	584,590	810,963
119,637	199,657	778,134	522,184
–	–	–	–
264,507	424,063	–	–
–	–	–	–
3	4	–	–

1,992,712	1,731,647	1,362,724	1,333,147

(1,676,753)	(1,198,749)	(573,736)	(886,447)
(110,787)	(202,496)	(807,250)	(469,411)
–	–	–	–
(233,967)	(421,501)	–	–

(2,021,507)	(1,822,746)	(1,380,986)	(1,355,858)

(28,795)	(91,099)	(18,262)	22,711

–	–	–	–

(28,811)	(91,098)	(18,276)	22,718

581,749	672,847	387,919	410,637

$552,938	$581,749	$369,643	$ 387,919

$–	$1	$(44)	$ (27)

See Notes to Financial Statements.

39

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1 ,   2 0 1 5

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. As of May 31, 2015, the Trust offered for sale shares of 33 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Advisor Class and Class A Shares are sold without a sales charge; Class C Shares of PNC Money Market Fund are available only through dividend reinvestments, permitted exchanges or an initial purchase through a retirement plan, and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective October 8, 2014, PNC Pennsylvania Tax Exempt Money Market Fund and PNC Ohio Municipal Money Market Fund were liquidated pursuant to plans approved by the Board of Trustees on August 28, 2014.

Effective February 27, 2015, Class T Shares of PNC Tax Exempt Money Market Fund have been renamed as Advisor Class Shares.

As of May 31, 2015, the Trust offered five asset categories that consist of the following Funds:

Target Date Funds

PNC Retirement Income Fund, PNC Target 2020 Fund, PNC Target 2030 Fund, PNC Target 2040 Fund and PNC Target 2050 Fund;

Equity Funds

PNC Balanced Allocation Fund, PNC International Equity Fund, PNC Large Cap Core Fund, PNC Large Cap Growth Fund, PNC Large Cap Value Fund, PNC Mid Cap Fund, PNC Mid Cap Index Fund, PNC Multi-Factor Small Cap Core Fund, PNC Multi-Factor Small Cap Growth Fund, PNC Multi-Factor Small Cap Value Fund, PNC S&P 500 Index Fund, PNC Small Cap Fund and PNC Small Cap Index Fund;

Fixed Income Funds

PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund and PNC Ultra Short Bond Fund;

Tax Exempt Bond Funds

PNC Intermediate Tax Exempt Bond Fund, PNC Maryland Tax Exempt Bond Fund, PNC Ohio Intermediate Tax Exempt Bond Fund and PNC Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

PNC Government Money Market Fund, PNC Money Market Fund, PNC Tax Exempt Money Market Fund and PNC Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

The following is a summary of significant accounting policies followed by the Funds.

40

Investment Valuation

The investments of the Funds, other than investments in other money market funds, funding agreements and repurchase agreements, are fair valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on May 31, 2015 were valued using a method other than amortized cost.

Investments in other money market funds are valued at their respective net asset values (“NAV”) as determined by those funds each business day.

Investments in repurchase agreements and funding agreements are generally valued at par, which approximates market value, each business day.

Fair value represents the estimated price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

●	Level 1 — quoted prices in active markets for identical assets and liabilities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

●	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities, Money Market Fund Investments valued at Amortized Cost and Funding and Repurchase Agreements valued at Par – independent pricing service-supplied valuations or quoted prices for similar securities or obligations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of securities or obligations of comparable quality, stability, risk, coupon, collateral (as applicable), maturity, type, trading factors, multiple indications of value from dealers or other financial institutions that trade the securities or obligations.

●	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Each Fund recognizes transfers into and out of levels, if any, at the end of the reporting period.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of May 31, 2015 can be found at the end of each Fund’s Schedule of Investments.

41

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

M a y  3 1 ,  2 0 1 5

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

Each Fund, with the exception of Treasury Money Market Fund, may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. Upon an event of default under the Master Repurchase Agreement, if the seller defaults and the value of the collateral security declines or if the seller enters an insolvency proceeding, the Fund may suffer time delays and incur costs in connection with the disposition of the collateral security and recovery of any losses incurred.

At period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2015.

Master Agreements and Netting Arrangements

Certain Funds are parties to various agreements, including but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event, default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form

42

of cash, U.S. Treasury or U.S. Government agency securities, but can include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk. Details of the counterparties and the collateral as of May 31, 2015 are included in each Fund’s Schedule of Investments.

Yankee Obligations

PNC Money Market Fund may invest in Yankee obligations. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Yankee obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; currency fluctuation and expropriation or nationalization of foreign issuers. However, Yankee obligations will undergo the same type of credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the fiscal year ended May 31, 2015.

During the fiscal year, the Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.03% for Money Market Fund, 0.02% for Tax Exempt Money Market Fund, and 0.01% for Treasury Money Market Fund and, for Government Money Market Fund, to maintain a minimum daily net yield of at least 0.03% and 0.01% from January 21, 2015 through May 31, 2015 and from June 1, 2014 through January 20, 2015, respectively.

	Annual	Fee	Expense
	Rate	Waiver	Reimbursement
Government Money Market Fund	0.25%	0.25%	0.03%
Money Market Fund	0.25%	0.23%	0.00%
Tax Exempt Money Market Fund	0.20%	0.20%	0.05%
Treasury Money Market Fund	0.25%	0.25%	0.10%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Advisor Class Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Advisor Class Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Advisor Class Shares.

The Funds suspended accrual and payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For his or her service as a Trustee of the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which the Adviser serves as investment adviser, each Trustee receives an annual fee of $76,000 plus $7,250 for each Board meeting attended in person, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $10,000 per year for their services in these capacities. Prior to January 1, 2015, the Chairman of the Audit Committee received an additional fee of $6,000 per year for his services. No person who is an officer, director, trustee, or employee of the Adviser, PNC Funds Distributor, LLC (the “Underwriter”), or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust or Advantage receives

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any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the PNC Funds and Advantage based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the average daily net assets of the Target Date Funds. For their services as Co-Administrators during the fiscal year ended May 31, 2015, approximately 0.0215% was allocated to BNY Mellon and 0.0285% was allocated to the Advisor in aggregate. BNY Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the money market funds offered by Advantage, an affiliate of PNC Funds, or BlackRock Funds. The Funds will bear the costs and fees associated with investments in other investment companies, including other investment companies managed by the Adviser or its affiliates, except that the Adviser has agreed to waive its advisory fee in an amount equal to the advisory fees paid to the Adviser by a PNC money market fund with respect to its short-term reserves swept into an Advantage money market fund. Certain other contractual and voluntary advisory fee waivers may reduce the Adviser’s obligation to waive its advisory fees in connection with such investments. This waiver may be terminated at any time without prior notice.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds could be deemed to be affiliates of the Adviser.

The amounts invested by Government Money Market and Treasury Money Market Funds in PNC Advantage Institutional Government Money Market and BlackRock Treasury Trust Funds, respectively, remained unchanged during the fiscal year ended May 31, 2015.

Details of affiliated holdings at May 31, 2015 are included in the respective Fund’s Schedule of Investments.

For the the fiscal year ended May 31, 2015, total income from affiliates for each of the Government Money Market Fund and Treasury Money Market Fund was less than $500. The amounts are included, but not separately disclosed, in the Statements of Operations.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion of the Trust (excluding the Target Date Funds) and Advantage. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges from the Trust and is reimbursed for out-of-pocket expenses by the Trust.

Distribution/12b-1 Fees

For its services to the Trust, the Underwriter, a wholly owned subsidiary of Foreside Financial Group, LLC, receives an annual fee payable directly by the Adviser.

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The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a commitment whereby actual distribution fees for Class A Shares will be no more than 0.00% per annum. This commitment continues through September 28, 2015, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Money Market Fund in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, Money Market Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

During the fiscal year ended May 31, 2015, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the fiscal year ended May 31, 2015 and for each Fund’s open tax years (years ended May 31, 2012 through May 31, 2014) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The tax character of dividends and distributions paid during the fiscal years ended May 31, 2015 and May 31, 2014 were as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total
	(000)	(000)	(000)
Government Money Market Fund
2015	$–	$221	$221
2014	–	113	113
Money Market Fund
2015	–	557	557
2014	–	749	749
Tax Exempt Money Market Fund
2015	137	–	137
2014	146	–	146
Treasury Money Market Fund
2015	–	56	56
2014	–	57	57

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As of May 31, 2015, the components of total net assets on a tax basis were as follows:

		Undistributed	Undistributed	Capital	Late-Year	Other	Total
	Paid-in	Tax Exempt	Ordinary	Loss	Losses	Temporary	Net
	Capital	Income	Income	Carryforward	Deferred	Differences	Assets
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Government Money Market Fund	$1,041,896	$ –	$12	$(60)	$ –	$(105)	$1,041,743
Money Market Fund	1,393,991	–	25	–	–	(195)	1,393,821
Tax Exempt Money Market Fund	552,968	79	–	(13)	(17)	(79)	552,938
Treasury Money Market Fund	369,695	–	5	(8)	–	(49)	369,643

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2015:

Undistributed
	(Distributions in Excess of)	Accumulated
	Net Investment	Net Realized	Paid-in
	Income	Losses	Capital
	(000)	(000)	(000)
Money Market Fund	$–*	$–*	$–

*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2015, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Tax Exempt Money Market Fund	$2
Treasury Money Market Fund	2

At May 31, 2015, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

		Expiring May 31,
	2016	2017	2018	Indefinite		Total
Government Money Market Fund	$ –	$59	$–	$1		$60
Tax Exempt Money Market Fund	13	–	–	–	*	13
Treasury Money Market Fund	–	–	8	–		8

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Certain Principal Risks

An investment in a Fund is subject to a number of risks. Below is a discussion of some, but not all, of the risks of investing in the Funds. Please see the relevant Fund’s prospectus for a discussion of the principal risks of investing in the Fund.

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Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit and liquidity guarantees.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Contribution of Capital by Affiliate

On October 8, 2013, a payment was voluntarily made by PNC Bank, N.A. (“PNC”), an affiliate of the Adviser, to Money Market Fund in the amount of $484. This payment represents a reimbursement of shareholder services fees borne in prior periods by Class A shares and Class C shares of the Fund. For tax purposes, this amount represents capital and is included as “Contribution of capital by affiliate” in the Fund’s Statement of Changes in Net Assets.

9. Relevant Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (the “FASB”) issued guidance to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

10. SEC Money Market Fund Rule Amendments

In July 2014, the SEC adopted amendments to its rules governing the operation of money market funds. The new rules will require, among other things, certain money market funds to cease using the amortized cost method to value their shares and to cause transactions in shares of these funds to be effected using a “floating” NAV. The SEC also adopted amendments that would permit the board of trustees of a money market fund to impose a liquidity fee of up to 2% of a shareholder’s redemption request (any such fee a “temporary liquidity fee”) and/or suspend redemptions for a period of up to ten days in certain circumstances. The amendments may require the imposition of a temporary liquidity fee in some circumstances, unless the Board determines such a fee is not in the fund’s best interests. Those provisions are expected to become effective in October 2016. The Adviser intends to manage PNC Government Money Market Fund and PNC Treasury Money Market Fund (the “Government Money Market Funds”) to cause them to qualify as “government money market funds” under the revised regulations and to enable them to continue to seek to maintain stable NAVs per share of one dollar. Under the revised regulations, government money market funds are generally not subject to the default fees and gates that may apply to other money market funds, and the Board of Trustees of the Government Money Market Funds has determined not to impose fees and gates on them. The Adviser and the Board continue to evaluate the rule amendments and their potential impact on the Funds and their financial statements.

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11. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. There were no material subsequent events identified which required adjustment to, or additional disclosure in, the financial statements.

On June 4, 2015, the Board approved an agreement and plan of reorganization pursuant to which PNC Advantage Institutional Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser, will be reorganized with and into Government Money Market Fund, a money market fund organized under a separate trust and managed by the Adviser. The two funds have substantially similar investment objectives and their principal investment strategies are identical. The closing date of the reorganization is expected to occur on or about September 14, 2015.

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P N C  M o n e y  M a r k e t  F u n d s

N O T I C E   T O   S H A R E H O L D E R S

( U n a u d i t e d )

The information set forth below is for each Fund’s fiscal year as required by Federal income tax laws. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2015 income tax purposes will be sent to them in early 2016. Please consult your tax adviser for proper treatment of this information.

Tax Information

For shareholders that do not have a May 31, 2015 tax year end, this notice is for informational purposes only. For shareholders with a May 31, 2015 tax year end, please consult your tax adviser as to the pertinence of this notice.

Of the dividends paid by each Fund, the corresponding percentages represent the amount of such dividends which are tax exempt for regular Federal income tax purposes.

Name of Fund
Tax Exempt Money Market Fund	100.00%

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Trust voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting theTrust’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Trust’s website at pncfunds.com.

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P N C  F U N D S  N O T I C E  O F  P R I V A C Y   P O L I C Y  &  P R A C T I C E S

( U n a u d i t e d )

The funds recognize and respect the privacy concerns and expectations of our customers(1). Federal law gives customers the right to limit some but not all sharing of customer information that we collect. Federal law also requires us to tell you how we collect, share and protect your personal information.

This notice is provided to you so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties who are not affiliated with the funds.

Collection of Customer Information

The funds collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, date of birth, and information about a customer’s investment goals and risk tolerance;

●	Account History. including information about the transactions and balances in a customer’s accounts; and

●	Correspondence, written, telephonic or electronic, between a customer and the funds or service providers to the funds.

Disclosure of Customer Information(2)

The funds may disclose all of the information described above to certain third parties who are not affiliated with the funds under one or more of these circumstances:

●	As Authorized – if you request or authorize the disclosure of the information.

●

As Permitted by Law – for example, sharing information with companies who maintain or service customer accounts for the funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

●

Under Joint Agreements – the funds may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom the funds have joint marketing agreements, such as The PNC Financial Services Group, Inc. and its affiliates.

These third parties must agree to strict confidentiality provisions to assure the protection of your information.

Sharing of Customer Information

We do not share such customer information with affiliates or non-affiliates for use in their marketing activities.

Security of Customer Information

The funds require service providers to the funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of, information about customers of the funds; and

●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the funds.

The funds will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the funds. If you have any questions concerning this Notice, or about the funds in general, please call: 1-800-622-3863 for PNC Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” includes individuals who provide nonpublic personal information to the funds, but do not invest in the funds’ shares.
(2)	The funds do not share information about shareholders who are residents of California with affiliates of the funds or with unaffiliated companies under joint marketing agreements.

Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street, 5th Floor

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795 Providence, RI 02940-9795	PRESORTED STANDARD U.S. POSTAGE PAID BNY MELLON

Item 2. Code of Ethics.

(a)

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that Dorothy A. Berry, L. White Matthews III and Stephen M. Todd is each qualified to serve as an Audit Committee financial expert serving on its Audit Committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $713,872 and $778,850 for the fiscal years ended May 31, 2015 and 2014, respectively.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2015 and 2014, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

Tax Fees

(c)

The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $48,505 and $24,864 for the fiscal years ended May 31, 2015 and 2014, respectively. The fees are associated with the review of certain (including four funds liquidated during the fiscal year ended May 31, 2015) funds’ excise tax calculations and Subchapter M distribution requirements; and, the review of certain (including four funds liquidated during the fiscal year ended May 31, 2015) funds’ federal and state income tax returns and Subchapter M distribution requirements.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

All Other Fees

(d)

The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2015 and 2014, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2015 and 2014, respectively.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)

The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)

The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.

Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)

The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and other service providers under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2014 and 2015, respectively.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

PNC Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — 97.1%
Consumer Discretionary — 13.1%
Aaron’s*	171	$6
Advance Auto Parts	221	34
AMC Networks, Cl A*	159	13
American Eagle Outfitters	520	9
ANN*	115	5
Apollo Education Group*	476	8
Ascena Retail Group*	382	6
Big Lots	164	7
Brinker International	210	12
Brunswick	292	15
Cabela’s*	160	8
Carter’s	145	15
Cheesecake Factory	144	7
Chico’s FAS	493	8
Cinemark Holdings	323	13
CST Brands	259	10
Dana Holding	503	11
Deckers Outdoor*	113	8
DeVry Education Group	206	7
Dick’s Sporting Goods	314	17
Domino’s Pizza	160	17
Foot Locker	412	26
Gentex	939	16
Graham Holdings, Cl B	12	13
HSN	96	6
J.C. Penney*	944	8
Jarden*	535	28
John Wiley & Sons, Cl A	151	9
Kate Spade*	501	12
Life Time Fitness*	90	7
Live Nation Entertainment*	405	12
LKQ*	882	25
Meredith	116	6
Murphy USA*	157	9
New York Times, Cl A	398	6
NVR*	12	16
Office Depot*	1,528	14
Panera Bread, Cl A*	76	14
Polaris Industries	192	28
Service Corporation International	553	16
Signet Jewelers (Bermuda)	246	32
Sotheby’s	184	8
Tempur Sealy International*	183	11
Thor Industries	134	8
Time	371	8
Toll Brothers*	510	18
Tupperware Brands	158	10
Vista Outdoor*	190	9
Wendy’s	817	9
Williams-Sonoma	261	21

		641

Consumer Staples — 3.7%
Boston Beer, Cl A*	28	7
Church & Dwight	410	34
Energizer Holdings	182	26
Flowers Foods	524	12
Hain Celestial Group*	306	19
Ingredion	223	18
Lancaster Colony	62	6
Post Holdings*	174	8

	Number of Shares	Value (000)

SUPERVALU*	714	$6
TreeHouse Foods*	160	11
United Natural Foods*	179	12
WhiteWave Foods*	451	22

		181

Energy — 3.9%
Atwood Oceanics	175	5
California Resources	853	7
Dresser-Rand Group*	234	20
Dril-Quip*	120	9
Energen	221	15
Gulfport Energy*	265	11
Helix Energy Solutions Group*	324	5
HollyFrontier	577	24
Oceaneering International	334	17
Oil States International*	171	7
Patterson-UTI Energy	404	8
Peabody Energy	1,626	6
Rowan PLC, Cl A	381	8
SM Energy	188	10
Superior Energy Services	449	10
Western Refining	221	10
World Fuel Services	228	11
WPX Energy*	586	8

		191

Financials — 23.2%
Alexander & Baldwin	143	6
Alexandria Real Estate Equities REIT	225	21
Alleghany*	49	23
American Campus Communities REIT	356	14
American Financial Group	228	14
Arthur J Gallagher	492	24
Aspen Insurance Holdings (Bermuda)	190	9
Associated Banc	453	9
BancorpSouth	246	6
Bank of Hawaii	137	9
BioMed Realty Trust REIT	647	13
Brown & Brown	358	12
Camden Property Trust REIT	272	20
Cathay General Bancorp	196	6
CBOE Holdings	273	16
City National	143	13
Commerce Bancshares	248	11
Communications Sales & Leasing REIT*	390	10
Corporate Office Properties Trust REIT	319	8
Corrections Corp of America REIT	398	14
Cullen/Frost Bankers	161	12
Duke Realty REIT	1,113	22
East West Bancorp	410	18
Eaton Vance	380	15
Equity One REIT	235	6
Everest Re Group (Bermuda)	135	24
Extra Space Storage REIT	320	22
Federal Realty Investment Trust REIT	220	30
Federated Investors, Cl B	303	11
First American Financial	329	12
First Horizon National	695	10
First Niagara Financial Group	1,114	10
FirstMerit	512	10
Fulton Financial	574	7

See Notes to Financial Statements.

1

PNC Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Hancock Holding	252	$ 7
Hanover Insurance Group	138	10
HCC Insurance Holdings	299	17
Highwoods Properties REIT	300	13
Home Properties REIT	165	12
Hospitality Properties Trust REIT	482	15
Janus Capital Group	436	8
Jones Lang LaSalle	128	22
Kemper	149	5
Kilroy Realty REIT	275	19
Lamar Advertising, Cl A REIT	231	14
LaSalle Hotel Properties REIT	374	14
Liberty Property Trust REIT	471	16
Mercury General	115	6
Mid-America Apartment Communities REIT	231	18
MSCI	313	19
National Retail Properties REIT	441	17
New York Community Bancorp	1,273	23
Old Republic International	763	12
Omega Healthcare Investors REIT	482	17
PacWest Bancorp	308	14
Primerica	187	8
Prosperity Bancshares	185	10
Raymond James Financial	386	22
Rayonier REIT	422	11
Regency Centers REIT	297	19
Reinsurance Group of America	201	19
RenaissanceRe Holdings (Bemuda)	127	13
SEI Investments	364	17
Senior Housing Properties Trust REIT	754	15
Signature Bank*	141	20
SLM*	1,270	13
StanCorp Financial Group	122	9
Stifel Financial*	205	11
SVB Financial Group*	143	19
Synovus Financial	406	12
Tanger Factory Outlet Centers REIT	316	11
Taubman Centers REIT	203	15
TCF Financial	524	8
UDR REIT	801	26
Umpqua Holdings	666	12
Urban Edge Properties REIT	292	6
Valley National Bancorp	671	7
Waddell & Reed Financial, Cl A	261	12
Washington Federal	310	7
Webster Financial	256	10
Weingarten Realty Investors REIT	366	12
WP GLIMCHER REIT	665	9
WR Berkley	331	16
		1,134

Healthcare — 8.5%
Akorn*	242	11
Align Technology*	215	13
Allscripts Healthcare Solutions*	457	6
Bio-Rad Laboratories, Cl A*	57	8
Bio-Techne	106	11
Centene*	308	23
Charles River Laboratories International*	147	11
Community Health Systems*	348	19
Cooper	143	26

	Number of Shares	Value (000)

Halyard Health*	161	$ 7
Health Net*	223	14
Hill-Rom Holdings	157	8
Hologic*	674	24
IDEXX Laboratories*	164	22
LifePoint Health*	137	10
MEDNAX*	305	22
Mettler-Toledo International*	83	27
Omnicare	244	23
Owens & Minor	194	6
ResMed	479	28
Sirona Dental Systems*	157	16
STERIS	188	13
Teleflex	119	15
Thoratec*	143	7
United Therapeutics*	125	23
VCA*	256	13
WellCare Health Plans*	137	12
		418

Industrials — 15.5%
Acuity Brands	121	21
AECOM Technology*	449	15
AGCO	236	12
Alaska Air Group	417	27
AO Smith	212	15
B/E Aerospace	336	19
Carlisle	187	19
CEB	104	9
CLARCOR	162	10
Clean Harbors*	164	9
Con-way	192	8
Copart*	361	12
Crane	161	10
Deluxe	151	10
Donaldson	409	15
Esterline Technologies*	97	10
Fortune Brands Home
& Security	490	22
GATX	141	8
Genesee & Wyoming, Cl A*	175	14
Graco	187	14
Herman Miller	191	5
HNI	144	7
Hubbell, Cl B	173	19
Huntington Ingalls Industries	151	19
IDEX	240	19
ITT	268	11
JB Hunt Transport Services	289	24
JetBlue Airways*	670	14
KBR	408	8
Kennametal	233	8
Kirby*	179	14
KLX*	161	7
Landstar System	148	10
Lennox International	117	13
Lincoln Electric Holdings	238	16
Manpowergroup	228	19
MSC Industrial Direct, Cl A	165	11
Nordson	172	14
NOW*	348	8
Old Dominion Freight Line*	223	15

See Notes to Financial Statements.

2

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Orbital ATK	180	$ 14
Oshkosh	219	11
Regal-Beloit	137	11
Rollins	283	7
RR Donnelley & Sons	585	11
SPX	145	11
Teledyne Technologies*	110	11
Terex	316	8
Timken	250	10
Towers Watson, Cl A	201	28
Trinity Industries	478	14
Triumph Group	145	10
Valmont Industries	75	9
Wabtec	274	27
Waste Connections	380	18
Watsco	77	10
Woodward	170	9

		759

Information Technology — 16.7%
3D Systems*	451	10
ACI Worldwide*	304	7
Advanced Micro Devices*	2,111	5
Advent Software	138	6
ANSYS*	274	24
AOL*	207	10
ARRIS Group*	368	12
Arrow Electronics*	301	18
Atmel	1,252	11
Avnet	433	19
Belden	134	11
Broadridge Financial Solutions	358	19
Cadence Design Systems*	849	17
CDK Global	425	23
Ciena*	280	7
Cognex*	240	12
CommVault Systems*	136	6
Convergys	293	7
CoreLogic*	250	10
Cree*	411	12
Cypress Semiconductor*	470	6
Diebold	213	7
DST Systems	80	10
FactSet Research Systems	112	19
Fair Isaac	95	8
Fairchild Semiconductor International*	323	6
FEI	127	10
Fortinet*	365	15
Gartner*	263	23
Global Payments	182	19
Harris	57	5
Informatica*	298	14
Ingram Micro, Cl A*	476	13
Integrated Device Technology*	401	10
InterDigital	112	7
Intersil, Cl A	436	6
IPG Photonics*	107	10
Jabil Circuit	539	13
Jack Henry & Associates	255	17
JDS Uniphase*	757	10
Keysight Technologies*	566	19

	Number of Shares	Value (000)

Knowles*	284	$ 6
Leidos Holdings	196	8
Lexmark International, Cl A	178	8
Mentor Graphics	274	7
National Instruments	313	9
NCR*	516	16
Plantronics	121	7
Polycom*	426	6
PTC*	317	13
Qorvo*	381	31
Rackspace Hosting*	424	17
Rovi*	361	6
Science Applications International	123	7
Semtech*	228	5
Silicon Laboratories*	112	6
SolarWinds*	214	10
Solera Holdings	219	11
SunEdison*	569	17
Synopsys*	442	22
Tech Data*	124	8
Teradyne	615	13
Trimble Navigation*	876	21
Tyler Technologies*	97	12
Ultimate Software Group*	86	14
VeriFone Systems*	343	13
Vishay Intertechnology	455	6
WEX*	109	12
Zebra Technologies, Cl A*	131	14

		818

Materials — 7.4%
Albemarle	309	19
AptarGroup	199	13
Ashland	197	25
Bemis	313	14
Cabot	209	9
Carpenter Technology	165	7
Commercial Metals	213	3
Compass Minerals International	102	9
Cytec Industries	192	12
Domtar	191	8
Eagle Materials	149	12
Louisiana-Pacific*	396	7
Minerals Technologies	105	7
NewMarket	33	15
Olin	222	7
Packaging Corporation of America	340	24
PolyOne	279	11
Reliance Steel & Aluminum	223	14
Rock-Tenn, Cl A	426	28
Royal Gold	208	13
RPM International	405	20
Scotts Miracle-Gro, Cl A	145	9
Sensient Technologies	140	10
Silgan Holdings	134	7
Sonoco Products	313	14
Steel Dynamics	685	15
United States Steel	453	11
Valspar	245	20

		363

See Notes to Financial Statements.

3

PNC Mid Cap Index Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 0.2%
Telephone & Data Systems	258	$ 8
Utilities — 4.9%
Alliant Energy	357	22
Aqua America	567	15
Atmos Energy	320	17
Black Hills	143	7
Cleco	190	10
Great Plains Energy	500	13
Hawaiian Electric Industries	327	10
IDACORP	166	10
MDU Resources Group	676	14
National Fuel Gas	267	17
OGE Energy	656	21
ONE Gas	148	6
PNM Resources	270	7
Questar	569	13
UGI	527	20
Vectren	272	12
Westar Energy	432	16
WGL Holdings	154	9

		239
Total Common Stocks (Cost $4,331)		4,752

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 2.0%
SPDR® S&P MidCap 400® ETF Trust	359	$100

Total Exchange-Traded Fund
(Cost $99)		100

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares
0.050%† (A)	22,285	22

Total Money Market Fund (Cost $22)		22

TOTAL INVESTMENTS — 99.6%
(Cost $4,452)**		4,874

Other Assets & Liabilities – 0.4%		18

TOTAL NET ASSETS — 100.0%		$4,892

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is (000) $4,610.
Gross unrealized appreciation (000)	$486
Gross unrealized depreciation (000)	(222)

Net unrealized appreciation (000)	$264

† Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A) The rate quoted is the annualized seven-day effective yield of the fund at period end.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:

Common Stocks	$ 4,752	$ –	$ –	$ 4,752

Exchange-Traded Fund	100	–	–	100

Money Market Fund	22	–	–	22

Total Assets - Investments in Securities	$ 4,874	$ –	$ –	$ 4,874

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

4

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — 97.9%
Consumer Discretionary — 12.2%
Amazon.com*	4,108	$1,763
AutoNation*	859	54
AutoZone*	372	251
Bed Bath & Beyond*	1,950	139
Best Buy	2,955	103
BorgWarner	2,557	154
Cablevision Systems, Cl A	2,253	55
CarMax*	2,466	175
Carnival (Panama)	4,999	232
CBS, Cl B	4,885	301
Chipotle Mexican Grill*	327	201
Coach	3,024	107
Comcast, Cl A	27,527	1,609
D.R. Horton	2,833	74
Darden Restaurants	1,350	88
Delphi Automotive PLC (Jersey)	3,146	274
DIRECTV*	5,424	494
Discovery Communications, Cl A*	1,593	54
Discovery Communications, Cl C*	2,917	92
Dollar General	3,421	248
Dollar Tree*	2,213	166
Expedia	1,002	107
Family Dollar Stores	922	71
Ford Motor	42,101	639
Fossil Group*	541	38
GameStop, Cl A#	1,444	63
Gannett	2,393	86
Gap	2,985	114
Garmin (Switzerland)	1,158	53
General Motors	14,131	508
Genuine Parts	1,629	147
Goodyear Tire & Rubber	2,545	81
H&R Block	2,929	93
Hanesbrands	4,278	136
Harley-Davidson	2,347	126
Harman International Industries	726	87
Hasbro	1,227	89
Home Depot	14,334	1,597
Interpublic Group	4,445	91
Johnson Controls	6,967	362
Kohl’s	2,280	149
L Brands	2,616	226
Leggett & Platt	1,450	69
Lennar, Cl A	1,672	78
Lowe’s	10,490	734
Macy’s	3,675	246
Marriott International, Cl A	2,264	177
Mattel	3,610	93
McDonald’s	10,427	1,000
Michael Kors Holdings (Hong Kong)*	2,004	93
Mohawk Industries*	654	122
NetFlix*	641	400
Newell Rubbermaid	2,949	117
News, Cl A*	5,205	79
NIKE, Cl B	7,618	775
Nordstrom	1,645	119
Omnicom Group	2,828	211
O’Reilly Automotive*	1,083	238
Priceline Group*	551	646
PulteGroup	3,365	65
PVH	843	88

	Number of Shares	Value (000)

Ralph Lauren	683	$ 89
Ross Stores	2,234	216
Royal Caribbean Cruises (Liberia)	1,795	136
Scripps Networks Interactive, Cl A	988	66
Staples	6,927	114
Starbucks	15,676	815
Starwood Hotels & Resorts Worldwide	2,028	168
Target	6,695	531
Tiffany	1,352	127
Time Warner	8,882	750
Time Warner Cable	3,010	544
TJX	7,477	481
Tractor Supply	1,529	133
TripAdvisor*	1,190	91
Twenty-First Century Fox, Cl A	19,993	672
Under Armour, Cl A*	1,732	136
Urban Outfitters*	1,242	43
VF	3,705	261
Viacom, Cl B	4,083	273
Walt Disney	16,748	1,848
Whirlpool	856	158
Wyndham Worldwide	1,283	109
Wynn Resorts	883	89
Yum! Brands	4,737	427

		25,124

Consumer Staples — 9.4%
Altria Group	21,468	1,099
Archer-Daniels-Midland	6,909	365
Brown-Forman, Cl B	1,594	150
Campbell Soup	1,921	93
Clorox	1,364	147
Coca-Cola	43,068	1,764
Coca-Cola Enterprises	2,628	116
Colgate-Palmolive	9,195	614
ConAgra Foods	4,354	168
Constellation Brands, Cl A	1,812	214
Costco Wholesale	4,731	675
CVS Health	12,146	1,244
Dr Pepper Snapple Group	2,269	174
Estee Lauder, Cl A	2,425	212
General Mills	6,819	383
Hershey	1,629	151
Hormel Foods	1,458	83
J.M. Smucker	1,151	136
Kellogg	2,614	164
Keurig Green Mountain	1,376	119
Kimberly-Clark	3,951	430
Kraft Foods Group	6,510	550
Kroger	5,449	397
Lorillard	3,858	280
McCormick	1,411	111
Mead Johnson Nutrition	2,177	212
Molson Coors Brewing, Cl B	1,675	123
Mondelez International, Cl A	17,705	736
Monster Beverage*	1,609	205
PepsiCo	16,202	1,562
Philip Morris International	16,543	1,374
Procter & Gamble	29,054	2,278
Reynolds American	3,298	253
Sysco	6,307	234
Tyson Foods, Cl A	3,050	130

See Notes to Financial Statements.

1

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreens Boots Alliance	9,322	$800
Wal-Mart Stores	17,331	1,287
Whole Foods Market	3,953	163

		19,196

Energy — 7.8%
Anadarko Petroleum	5,352	447
Apache	4,237	254
Baker Hughes	4,650	300
Cabot Oil & Gas	4,554	155
Cameron International*	2,464	126
Chesapeake Energy	5,699	80
Chevron	20,135	2,074
Cimarex Energy	952	110
ConocoPhillips	13,087	833
CONSOL Energy	2,429	68
Devon Energy	3,988	260
Diamond Offshore Drilling	734	22
Ensco PLC, Cl A (United Kingdom)	2,460	58
EOG Resources	5,859	520
EQT	1,602	136
Exxon Mobil	45,240	3,854
FMC Technologies*	2,519	105
Halliburton	8,890	404
Helmerich & Payne	1,161	85
Hess	2,815	190
Kinder Morgan	18,497	767
Marathon Oil	7,520	204
Marathon Petroleum	2,888	299
Murphy Oil	2,074	90
National Oilwell Varco	4,709	232
Newfield Exploration*	1,426	54
Noble Energy	3,769	165
Noble PLC (United Kingdom)	2,645	44
Occidental Petroleum	8,417	658
ONEOK	2,230	93
Phillips 66	5,860	464
Pioneer Natural Resources	1,567	232
QEP Resources	1,805	34
Range Resources	1,718	95
Schlumberger (Curacao)	13,582	1,233
Southwestern Energy*	3,667	95
Spectra Energy	6,911	243
Tesoro	1,441	128
Transocean (Switzerland)#	3,696	70
Valero Energy	5,426	321
Williams	7,314	374

		15,976

Financials — 16.0%
ACE (Switzerland)	3,534	376
Affiliated Managers Group*	604	135
Aflac	4,988	310
Allstate	4,452	300
American Express	9,498	757
American International Group	15,167	889
American Tower REIT	4,552	422
Ameriprise Financial	2,094	261
Aon PLC (United Kingdom)	3,050	309
Apartment Investment & Management, CL A REIT	1,259	48

	Number of Shares	Value (000)

Assurant	946	$62
AvalonBay Communities REIT	1,431	238
Bank of America	117,402	1,937
BB&T	7,407	292
Berkshire Hathaway, Cl B*	19,728	2,821
BlackRock†	1,341	490
BNY Mellon	12,169	528
Boston Properties REIT	1,560	203
Capital One Financial	6,064	507
CBRE Group, Cl A*	3,251	124
Charles Schwab	13,120	415
Chubb	2,555	249
Cincinnati Financial	1,694	86
Citigroup	33,451	1,809
CME Group	3,328	313
Comerica	1,916	94
Communications Sales & Leasing REIT*	1,243	32
Crown Castle International REIT	3,592	293
Discover Financial Services	4,771	278
E*Trade Financial*	3,248	96
Equity Residential REIT	4,005	298
Essex Property Trust REIT	656	146
Fifth Third Bancorp	9,152	185
Franklin Resources	4,334	221
General Growth Properties REIT	6,698	190
Genworth Financial, Cl A*	4,922	39
Goldman Sachs Group	4,334	894
Hartford Financial Services Group	4,853	199
HCP REIT	4,618	179
Health Care REIT	3,535	248
Host Hotels & Resorts REIT	8,371	167
Hudson City Bancorp	6,728	64
Huntington Bancshares	8,784	98
IntercontinentalExchange Group	1,213	287
Invesco (Bermuda)	4,661	186
Iron Mountain REIT	1,992	73
JPMorgan Chase	40,642	2,673
KeyCorp	9,397	137
Kimco Realty REIT	4,095	98
Legg Mason	1,152	61
Leucadia National	3,457	85
Lincoln National	2,798	160
Loews	3,165	127
M&T Bank	1,442	174
Macerich REIT	1,470	121
Marsh & McLennan	5,562	324
McGraw-Hill Financial	2,942	305
MetLife	12,536	655
Moody’s	2,008	217
Morgan Stanley	16,897	645
NASDAQ OMX Group	1,233	64
Navient	4,609	89
Northern Trust	2,425	181
People’s United Financial	3,600	56
Plum Creek Timber REIT	1,692	70
PNC Financial Services Group†	5,751	550
Principal Financial Group	2,944	152
Progressive	6,202	170
ProLogis REIT	5,302	210
Prudential Financial	4,890	414
Public Storage REIT	1,477	286
Regions Financial	14,837	150

See Notes to Financial Statements.

2

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
Simon Property Group REIT	3,312	$601
SL Green Realty REIT	1,054	125
State Street	4,463	348
SunTrust Banks	5,624	240
T. Rowe Price Group	2,848	230
Torchmark	1,545	88
Travelers	3,587	363
U.S. Bancorp	19,334	833
Unum Group	2,804	98
Ventas REIT	3,504	233
Vornado Realty Trust REIT	1,858	186
Wells Fargo	50,827	2,844
Weyerhaeuser REIT	6,163	201
XL Group PLC (Ireland)	2,708	102
Zions Bancorporation	1,649	48

		32,862

Healthcare — 14.7%
Abbott Laboratories	15,887	772
AbbVie	18,880	1,257
Actavis PLC (Ireland)*	4,135	1,269
Aetna	3,735	441
Agilent Technologies	3,512	145
Alexion Pharmaceuticals*	2,206	361
AmerisourceBergen	2,366	266
Amgen	7,923	1,238
Anthem	2,872	482
Baxter International	5,901	393
Becton Dickinson	2,158	303
Biogen*	2,496	991
Boston Scientific*	15,038	275
Bristol-Myers Squibb	17,602	1,137
Cardinal Health	3,686	325
Celgene*	8,371	958
Cerner*	3,034	204
Cigna	2,727	384
CR Bard	801	136
DaVita HealthCare Partners*	1,964	165
DENTSPLY International	1,506	78
Edwards Lifesciences*	1,217	159
Eli Lilly	10,105	797
Endo International PLC (Ireland)*	1,907	160
Express Scripts Holding*	7,993	697
Gilead Sciences*	15,967	1,793
HCA Holdings*	3,085	252
Henry Schein*	892	126
Hospira*	1,675	148
Humana	1,541	331
Intuitive Surgical*	388	189
Johnson & Johnson	29,573	2,961
Laboratory Corporation of America Holdings*	996	117
Mallinckrodt PLC (Ireland)*	1,209	157
McKesson	2,502	594
Medtronic PLC (Ireland)	15,243	1,163
Merck	29,812	1,815
Mylan NV (Netherlands)*	4,085	297
Patterson	896	43
PerkinElmer	1,166	62
Perrigo PLC (Ireland)	1,543	294
Pfizer	66,398	2,307
Quest Diagnostics	1,624	122

	Number of Shares	Value (000)

Regeneron Pharmaceuticals*	769	$394
St. Jude Medical	3,260	240
Stryker	3,221	310
Tenet Healthcare*	1,024	54
Thermo Fisher Scientific	4,208	546
UnitedHealth Group	10,056	1,209
Universal Health Services, Cl B	984	128
Varian Medical Systems*	1,149	100
Vertex Pharmaceuticals*	2,596	333
Waters*	916	122
Zimmer Holdings	1,820	208
Zoetis	5,321	265

		30,073

Industrials — 10.0%
3M	6,698	1,066
ADT	1,864	68
Allegion PLC (Ireland)	912	57
American Airlines Group	7,613	323
AMETEK	2,604	140
Boeing	7,111	999
C.H. Robinson Worldwide	1,759	109
Caterpillar	6,488	554
Cintas	1,152	99
CSX	10,968	374
Cummins	1,890	256
Danaher	6,457	557
Deere	3,787	355
Delta Air Lines	8,810	378
Dover	1,934	146
Dun & Bradstreet	511	65
Eaton PLC (Ireland)	5,117	366
Emerson Electric	7,241	437
Equifax	1,257	126
Expeditors International of Washington	2,238	103
Fastenal	2,853	118
FedEx	2,787	483
Flowserve	1,387	76
Fluor	1,740	98
General Dynamics	3,485	488
General Electric	108,891	2,969
Honeywell International	8,268	862
Illinois Tool Works	3,927	369
Ingersoll-Rand PLC (Ireland)	2,739	188
Jacobs Engineering Group*	1,313	57
Joy Global	1,127	44
Kansas City Southern	1,170	106
L-3 Communications Holdings	1,017	120
Lockheed Martin	2,842	535
Masco	3,387	92
Nielsen NV (Netherlands)	3,342	150
Norfolk Southern	3,396	312
Northrop Grumman	2,214	352
PACCAR	3,645	232
Pall	1,217	151
Parker Hannifin	1,580	190
Pentair PLC (Ireland)	1,945	125
Pitney Bowes	2,117	46
Precision Castparts	1,513	320
Quanta Services*	2,190	64
Raytheon	3,382	349
Republic Services	2,875	116

See Notes to Financial Statements.

3

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Robert Half International	1,461	$82
Rockwell Automation	1,492	183
Rockwell Collins	1,590	151
Roper Industries	994	174
Ryder System	526	48
Snap-On	588	91
Southwest Airlines	7,146	265
Stanley Black & Decker	1,722	176
Stericycle*	913	125
Textron	2,914	132
Tyco International PLC (Ireland)	4,819	195
Union Pacific	9,522	961
United Parcel Service, Cl B	7,387	733
United Rentals*	1,022	91
United Technologies	8,885	1,041
W.W. Grainger	665	160
Waste Management	4,425	220
Xylem	1,878	69

		20,487

Information Technology — 19.7%
Accenture PLC, Cl A (Ireland)	6,739	647
Adobe Systems*	5,359	424
Akamai Technologies*	1,865	142
Alliance Data Systems*	620	185
Altera	3,344	163
Amphenol, Cl A	3,408	194
Analog Devices	3,068	208
Apple	62,842	8,187
Applied Materials	13,373	269
Autodesk*	2,208	120
Automatic Data Processing	5,166	442
Avago Technologies (Singapore)	2,689	398
Broadcom, Cl A	5,417	308
CA	3,833	117
Cisco Systems	54,715	1,604
Citrix Systems*	1,694	110
Cognizant Technology Solutions, Cl A*	6,688	433
Computer Sciences	1,661	114
Corning	13,993	293
eBay*	11,925	732
Electronic Arts*	3,569	224
EMC	21,395	564
Equinix REIT	605	162
F5 Networks*	793	100
Facebook, Cl A*	21,800	1,726
Fidelity National Information Services	3,122	196
First Solar*	627	31
Fiserv*	2,566	206
FLIR Systems	1,609	49
Google, Cl A*	3,059	1,668
Google, Cl C*	3,067	1,632
Harris	1,188	94
Hewlett-Packard	19,999	668
Intel	51,028	1,758
International Business Machines	9,775	1,658
Intuit	3,061	319
Juniper Networks	4,427	123
KLA-Tencor	1,807	108
Lam Research	1,742	143
Linear Technology	2,393	114

	Number of Shares	Value (000)

MasterCard, Cl A	10,359	$956
Microchip Technology	1,994	98
Micron Technology*	11,732	328
Microsoft	87,586	4,104
Motorola Solutions	2,033	120
NetApp	3,617	121
NVIDIA	5,493	122
Oracle	33,654	1,464
Paychex	3,471	171
QUALCOMM	17,919	1,249
Red Hat*	2,073	160
Salesforce.com*	6,418	467
SanDisk	2,223	152
Seagate Technology PLC (Ireland)	3,527	196
Skyworks Solutions	2,019	221
Symantec	6,914	170
TE Connectivity (Switzerland)	4,418	305
Teradata*	1,745	68
Texas Instruments	11,114	621
Total System Services	1,624	67
VeriSign*	1,367	86
Visa, Cl A	20,789	1,428
Western Digital	2,394	233
Western Union	5,204	114
Xerox	12,232	140
Xilinx	2,746	130
Yahoo!*	9,588	412

		40,336

Materials — 3.1%
Air Products & Chemicals	2,004	294
Airgas	745	76
Alcoa	13,170	165
Allegheny Technologies	1,070	35
Avery Dennison	1,079	67
Ball	1,628	115
CF Industries Holdings	518	164
Dow Chemical	11,968	623
E.I. du Pont de Nemours	9,687	688
Eastman Chemical	1,448	111
Ecolab	2,770	317
FMC	1,462	84
Freeport-McMoRan	10,779	212
International Flavors & Fragrances	817	97
International Paper	4,542	235
LyondellBasell Industries NV, Cl A (Netherlands)	4,340	439
Martin Marietta Materials	672	100
MeadWestvaco	1,758	89
Monsanto	5,180	606
Mosaic	3,808	175
Newmont Mining	5,176	141
Nucor	3,280	155
Owens-Illinois*	1,649	39
PPG Industries	1,494	342
Praxair	3,155	388
Sealed Air	1,950	95
Sherwin-Williams	911	262
Sigma-Aldrich	1,305	182
Vulcan Materials	1,348	121

		6,417

See Notes to Financial Statements.

4

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.2%
AT&T	55,206	$1,907
CenturyLink	6,037	201
Frontier Communications	10,991	56
Level 3 Communications*	2,960	164
Verizon Communications	44,673	2,209
Windstream Holdings	1,035	8

		4,545

Utilities — 2.8%
AES	6,937	94
AGL Resources	1,251	63
Ameren	2,616	105
American Electric Power	5,172	291
CenterPoint Energy	4,587	93
CMS Energy	2,734	93
Consolidated Edison	3,171	196
Dominion Resources	6,164	435
DTE Energy	1,841	146
Duke Energy	7,567	573
Edison International	3,511	213
Entergy	1,900	145
Eversource Energy	3,280	162
Exelon	9,239	313
FirstEnergy	4,514	161
Integrys Energy Group	843	61
NextEra Energy	4,765	488
NiSource	3,113	147
NRG Energy	3,413	86
Pepco Holdings	2,492	68
PG&E	4,976	266
Pinnacle West Capital	1,211	74
PPL	6,967	242
Public Service Enterprise Group	5,444	232
SCANA	1,246	66
Sempra Energy	2,381	256
Southern	9,800	428
TECO Energy	2,374	45
Wisconsin Energy	2,542	123
Xcel Energy	5,300	180

		5,845
Total Common Stocks (Cost $104,395)		200,861

EXCHANGE-TRADED FUND — 1.0% SPDR® S&P 500® ETF Trust	9,712	2,051

Total Exchange-Traded Fund (Cost $2,066)		2,051

	Number of Shares	Value (000)

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (A) (B)	4,115,294	$4,115

Total Money Market Fund (Cost $4,115)		4,115
Total Investments Before Short-Term Investment Purchased with Collateral from Securities Loaned – 100.9% (Cost $110,576)		207,027

SHORT-TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%

Money Market Fund — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%‡ (A)	128,290	128

Total Short-Term Investment Purchased with Collateral From Securities Loaned (Cost $128)‡		128

TOTAL INVESTMENTS — 101.0% (Cost $110,704)**		207,155

Other Assets & Liabilities – (1.0)%		(1,952)

TOTAL NET ASSETS — 100.0%		$205,203

* Non-income producing security.

** Aggregate cost for Federal income tax purposes is (000) $116,613.

Gross unrealized appreciation (000)	$97,371
Gross unrealized depreciation (000)	(6,829)

Net unrealized appreciation (000)	$90,542

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $129 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	The rate quoted is the annualized seven-day effective yield of the fund at period end.
(B)	All or a portion of the security has been segregated on the Fund’s books and records for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Mini Composite Index	10	$1,021	06/19/15	$32

  Cash in the amount of $46,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

 Assets in the amount of $1,123,128 have been segregated on the Fund’s books and records.

See Notes to Financial Statements.

5

PNC S&P 500 Index Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Common Stocks	$ 200,861	$ –	$ –	$ 200,861
Exchange-Traded Fund	2,051	–	–	2,051
Money Market Fund	4,115	–	–	4,115
Short-Term Investment Purchased with Collateral From Securities Loaned	128	–	–	128
Total Assets - Investments in Securities	$ 207,155	$ –	$ –	$ 207,155
Other Financial Instruments
Futures Contracts	$ 32	$ –	$ –	$ 32
Total Assets - Other Financial Instruments	$ 32	$ –	$ –	$ 32

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of May 31, 2015, such liabilities are categorized within the valuation hierarchy as follows:

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Liabilities:
Payable for collateral received for loaned securities	$ –	$ 128	$ –	$ 128
Total Liabilities - Collateral Received for Loaned Securities	$ –	$ 128	$ –	$ 128

There were no transfers between Levels during the fiscal year ended May 31, 2015.

See Notes to Financial Statements.

6

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 13.7%
1-800-Flowers.com, Cl A*	120	$1
Aeropostale*	251	–
AH Belo, Cl A	37	–
AMC Entertainment Holdings, Cl A	82	2
American Axle & Manufacturing Holdings*	227	6
American Eagle Outfitters	639	10
American Public Education*	74	2
America’s Car-Mart*	33	2
ANN*	142	7
Arctic Cat	54	2
Asbury Automotive Group*	90	8
Ascent Capital Group, Cl A*	51	2
Barnes & Noble*	154	4
Beazer Homes USA*	97	2
Belmond, Cl A (Bermuda)*	279	3
Big 5 Sporting Goods	75	1
Biglari Holdings*	4	1
BJ’s Restaurants*	80	4
Bloomin’ Brands	254	6
Blue Nile*	47	1
Bob Evans Farms	90	4
Boyd Gaming*	287	4
Bravo Brio Restaurant Group*	81	1
Bright Horizons Family Solutions*	99	6
Brunswick	305	16
Buckle	101	4
Buffalo Wild Wings*	62	9
Build-A-Bear Workshop*	61	1
Burlington Stores*	97	5
Caesars Entertainment*	170	2
Caleres	151	5
Callaway Golf	292	3
Capella Education	42	2
Career Education*	127	1
Carmike Cinemas*	89	3
Carriage Services	69	2
Cato, Cl A	101	4
Cavco Industries*	27	2
Cheesecake Factory	163	8
Children’s Place	71	5
Christopher & Banks*	112	1
Churchill Downs	45	6
Chuy’s Holdings*	36	1
Cinedigm, Cl A*	526	–
ClubCorp Holdings	82	2
Columbia Sportswear	92	5
Conn’s*	93	3
Container Store Group*	54	1
Cooper Tire & Rubber	193	7
Core-Mark Holding	81	4
Cracker Barrel Old Country Store	65	9
Crocs*	285	4
Crown Media Holdings, Cl A*	99	–
CSS Industries	40	1
Culp	44	1
Cumulus Media, Cl A*	569	1
Dana Holding	555	12
Dave & Buster’s Entertainment*	35	1
Denny’s*	312	3
Destination Maternity	7	–
Dex Media*	106	–

	Number of Shares	Value (000)

Diamond Resorts International*	123	$4
DineEquity	56	5
Dorman Products*	85	4
Drew Industries*	80	5
Entercom Communications, Cl A*	120	1
Entravision Communications, Cl A	245	2
Eros International PLC (Isle of Man)*	97	2
Ethan Allen Interiors	97	2
EVINE Live*	188	1
EW Scripps, Cl A*	189	4
Express*	301	5
Federal-Mogul Holdings*	108	1
Fiesta Restaurant Group*	93	4
Finish Line, Cl A	172	5
Five Below*	190	6
Flexsteel Industries	10	–
Fox Factory Holding*	65	1
Francesca’s Holdings*	159	3
Fred’s, Cl A	139	2
FTD*	46	1
Fuel Systems Solutions*	85	1
Genesco*	73	5
Gentherm*	118	6
G-III Apparel Group*	120	7
Global Eagle Entertainment*	104	1
Grand Canyon Education*	151	6
Gray Television*	183	3
Group 1 Automotive	81	7
Guess?	203	4
Haverty Furniture	75	2
Helen of Troy (Bermuda)*	93	8
Hemisphere Media Group*	71	1
Hibbett Sports*	85	4
Houghton Mifflin Harcourt*	374	10
Hovnanian Enterprises, Cl A*	430	1
HSN	114	8
Iconix Brand Group*	141	4
Installed Building Products*	50	1
International Speedway, Cl A	97	4
Interval Leisure Group	139	4
iRobot*	100	3
Isle of Capri Casinos*	98	1
ITT Educational Services*	267	1
Jack in the Box	129	11
Johnson Outdoors, Cl A	32	1
K12*	142	2
KB Home	228	3
Kirkland’s*	64	2
Krispy Kreme Doughnuts*	236	4
La Quinta Holdings*	158	4
Lands’ End*	64	2
La-Z-Boy	155	4
LeapFrog Enterprises*	244	1
LGI Homes*	54	1
Libbey	78	3
Life Time Fitness*	132	10
LifeLock*	279	4
Lithia Motors, Cl A	75	8
Loral Space & Communications*	43	3
Lumber Liquidators Holdings*	94	2
M/I Homes*	87	2
MarineMax*	97	2

See Notes to Financial Statements.

1

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Discretionary — continued
Marriott Vacations Worldwide	88	$8
Mattress Firm Holding*	54	3
McClatchy, Cl A*	394	–
MDC Holdings	139	4
MDC Partners, Cl A (Canada)	139	3
Media General*	234	4
Men’s Wearhouse	161	9
Meredith	121	6
Meritage Homes*	123	5
Modine Manufacturing*	121	1
Monarch Casino & Resort*	54	1
Monro Muffler Brake	108	6
Morgans Hotel Group*	43	–
Motorcar Parts of America*	74	2
Movado Group	64	2
Nathan’s Famous*	6	–
National CineMedia	215	3
Nautilus*	118	3
New Media Investment Group	158	4
New York Times, Cl A	441	6
Nexstar Broadcasting Group, Cl A	104	6
Nutrisystem	112	3
Office Depot*	1,755	16
Orbitz Worldwide*	198	2
Outerwall	64	5
Overstock.com*	58	1
Oxford Industries	52	4
Papa John’s International	102	7
Penn National Gaming*	275	5
Pep Boys-Manny Moe & Jack*	127	1
Perry Ellis International*	58	1
PetMed Express	85	1
Pier 1 Imports	294	4
Pinnacle Entertainment*	195	7
Pool	146	10
Popeyes Louisiana Kitchen*	81	5
Quiksilver*	448	1
Radio One, Cl D*	199	1
Reading International, Cl A*	88	1
Red Robin Gourmet Burgers*	50	4
Regis*	162	3
Remy International	80	2
Rent-A-Center	159	5
Rentrak*	39	3
Restoration Hardware Holdings*	103	9
Ruby Tuesday*	212	1
Ruth’s Hospitality Group	139	2
Ryland Group	155	7
Saga Communications, Cl A	22	1
Salem Media Group	95	–
Scholastic	97	4
Scientific Games, Cl A*	187	3
Sears Hometown and Outlet Stores*	109	1
Select Comfort*	183	6
Shake Shack, Cl A*	24	2
Shoe Carnival	64	2
Shutterfly*	129	6
Sinclair Broadcast Group, Cl A	236	7
Skechers U.S.A., Cl A*	125	13
Smith & Wesson Holding*	205	3
Sonic	182	6
Sonic Automotive, Cl A	139	3

	Number of Shares	Value (000)

Sotheby’s	198	$9
Speedway Motorsports	60	1
Stage Stores	116	2
Standard Motor Products	75	3
Standard Pacific*	527	4
Stein Mart	63	1
Steiner Leisure (Bahamas)*	54	3
Steven Madden*	193	7
Stoneridge*	49	1
Strattec Security	4	–
Strayer Education*	24	1
Sturm Ruger	64	3
Superior Industries International	54	1
Tenneco*	204	12
Texas Roadhouse	217	8
Tile Shop Holdings*	130	2
Tilly’s, Cl A*	68	1
Time	365	8
Tower International*	54	2
Townsquare Media, Cl A*	63	1
Travelport Worldwide (Bermuda)	70	1
TRI Pointe Homes*	454	7
Tuesday Morning*	161	2
Tumi Holdings*	172	3
Unifi*	61	2
Universal Electronics*	57	3
Vail Resorts	114	12
Vera Bradley*	85	1
Vince Holding*	50	1
Vitamin Shoppe*	108	4
VOXX International*	86	1
Weight Watchers International*	70	–
Winmark	12	1
Winnebago Industries	108	2
Wolverine World Wide	328	10
World Wrestling Entertainment, Cl A	131	2
Zumiez*	79	2

		800

Consumer Staples — 3.0%
Alico	1	–
Alliance One International*	315	–
Andersons	82	4
B&G Foods	183	6
Boston Beer, Cl A*	25	7
Boulder Brands*	215	2
Calavo Growers	54	3
Cal-Maine Foods	97	6
Casey’s General Stores	129	11
Central Garden and Pet, Cl A*	183	2
Chefs’ Warehouse*	64	1
Coca-Cola Bottling	19	2
Darling Ingredients*	510	8
Dean Foods	309	6
Diamond Foods*	85	2
Diplomat Pharmacy*	66	3
Elizabeth Arden*	54	1
Fresh Del Monte Produce (Cayman Islands)	116	4
Fresh Market*	126	4
Ingles Markets, Cl A	48	2
Inter Parfums	64	2
J&J Snack Foods	51	5

See Notes to Financial Statements.

2

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
John B Sanfilippo & Son*	35	$2
Lancaster Colony	64	6
Landec*	119	2
Medifast*	52	2
Natural Grocers by Vitamin Cottage*	43	1
Nutraceutical International*	42	1
Omega Protein*	100	1
Post Holdings*	164	7
PriceSmart	62	5
Sanderson Farms	66	5
Seaboard*	1	3
Snyder’s-Lance	163	5
SpartanNash	132	4
SUPERVALU*	709	6
Tootsie Roll Industries	76	2
TreeHouse Foods*	138	10
United Natural Foods*	164	11
Universal	66	3
USANA Health Sciences*	21	3
Vector Group	229	5
Village Super Market, Cl A	38	1
WD-40	54	5
Weis Markets	43	2

		173

Energy — 3.2%
Alon USA Energy	106	2
Alpha Natural Resources*	1,070	1
Approach Resources*	122	1
Arch Coal*	976	–
Basic Energy Services*	113	1
Bonanza Creek Energy*	106	2
BPZ Resources*	2,130	–
Bristow Group	118	7
C&J Energy Services (Bermuda)*	161	2
Callon Petroleum*	160	1
CARBO Ceramics	65	3
Carrizo Oil & Gas*	160	8
Clayton Williams Energy*	21	1
Clean Energy Fuels*	247	2
Cloud Peak Energy*	267	2
Comstock Resources	162	1
Contango Oil & Gas*	34	–
Delek US Holdings	198	8
Diamondback Energy*	144	11
Emerald Oil*	104	1
Energy XXI (Bermuda)	312	1
Era Group*	75	2
EXCO Resources	624	1
Exterran Holdings	193	6
Forum Energy Technologies*	196	4
Frontline (Bermuda)*	391	1
GasLog (Bermuda)	158	3
Gastar Exploration*	74	–
Geospace Technologies*	64	1
Green Plains	135	4
Gulf Island Fabrication	28	–
Gulfmark Offshore, Cl A	91	1
Halcon Resources*	781	1
Harvest Natural Resources*	396	1
Helix Energy Solutions Group*	368	6

	Number of Shares	Value (000)

Hercules Offshore*	1,205	$1
Hornbeck Offshore Services*	122	3
ION Geophysical*	498	1
Key Energy Services*	497	1
Magnum Hunter Resources*	609	1
Matador Resources*	239	7
Matrix Service*	97	2
Miller Energy Resources*	863	1
Natural Gas Services Group*	54	1
Newpark Resources*	311	3
Nordic American Tankers (Bermuda)	267	3
Northern Oil and Gas*	149	1
Nuverra Environmental Solutions*	68	–
Pacific Ethanol*	114	1
Panhandle Oil and Gas, Cl A	21	–
Parker Drilling*	430	1
PDC Energy*	122	7
Penn Virginia*	286	1
PHI*	27	1
Pioneer Energy Services*	228	2
Renewable Energy Group*	60	1
Resolute Energy*	255	–
REX American Resources*	26	2
Rex Energy*	158	1
RigNet*	43	2
Rosetta Resources*	222	5
Sanchez Energy*	204	2
Scorpio Tankers (Marshall Islands)	487	4
SEACOR Holdings*	55	4
SemGroup, Cl A	140	11
Ship Finance International (Bermuda)	157	3
Solazyme*	187	1
Stone Energy*	172	2
Swift Energy*	163	–
Synergy Resources*	223	3
Teekay Tankers (Marshall Islands)	300	2
Tesco (Canada)	118	1
TETRA Technologies*	290	2
Triangle Petroleum*	258	1
US Silica Holdings	165	5
VAALCO Energy*	220	1
Vantage Drilling (Cayman Islands)*	1,851	1
W&T Offshore	132	1
Western Refining	165	7
Willbros Group*	163	–

		186

Financials — 22.7%
1st Source	56	2
Acadia Realty Trust REIT	212	7
AG Mortgage Investment Trust REIT	117	2
Agree Realty REIT	56	2
Alexander & Baldwin	161	7
Alexander’s REIT	7	3
Altisource Portfolio Solutions SA (Luxembourg)*	56	2
Altisource Residential REIT	165	3
Ambac Financial Group*	159	4
American Assets Trust REIT	118	5
American Capital Mortgage Investment REIT	193	3
American Equity Investment Life Holding	248	6
American Residential Properties REIT*	116	2
Ameris Bancorp	97	2

See Notes to Financial Statements.

3

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
AMERISAFE	72	$3
Ames National	48	1
AmTrust Financial Services	100	6
Anchor BanCorp Wisconsin*	8	–
Anworth Mortgage Asset REIT	422	2
Apollo Commercial Real Estate Finance REIT	166	3
Argo Group International Holdings (Bermuda)	97	5
Arlington Asset Investment, Cl A	64	1
ARMOUR Residential REIT	1,029	3
Arrow Financial	53	1
Associated Estates Realty REIT	193	5
Astoria Financial	311	4
BancFirst	27	2
Banco Latinoamericano de Comercio
Exterior SA, Cl E (Panama)	108	3
Bancorp*	129	1
BancorpSouth	322	8
Bank Mutual	204	1
Bank of Kentucky Financial	30	1
Bank of Marin Bancorp	26	1
Bank of the Ozarks	277	12
BankFinancial	95	1
Banner	69	3
BBCN Bancorp	280	4
Beneficial Bancorp*	136	2
Berkshire Hills Bancorp	97	3
BGC Partners, Cl A	517	5
Blue Hills Bancorp*	56	1
BNC Bancorp	83	2
BofI Holding*	44	4
Boston Private Financial Holdings	290	4
Bridge Bancorp	53	1
Bridge Capital Holdings*	47	1
Brookline Bancorp	269	3
Bryn Mawr Bank	54	2
C1 Financial*	35	1
Calamos Asset Management, Cl A	91	1
Camden National	33	1
Capital Bank Financial, Cl A*	91	3
Capital City Bank Group	60	1
Capitol Federal Financial	480	6
Capstead Mortgage REIT	324	4
Cardinal Financial	118	2
CareTrust REIT	110	1
Cash America International	75	2
Cathay General Bancorp	269	8
Cedar Realty Trust REIT	301	2
CenterState Banks	139	2
Central Pacific Financial	72	2
Century Bancorp, Cl A	21	1
Chambers Street Properties REIT	817	6
Charter Financial	91	1
Chatham Lodging Trust REIT	111	3
Chemical Financial	108	3
Chesapeake Lodging Trust REIT	179	6
Citizens*	193	1
Citizens & Northern	17	–
City Holding	59	3
CNB Financial	72	1
CNO Financial Group	658	12
CoBiz Financial	151	2

	Number of Shares	Value (000)

Cohen & Steers	68	$3
Colony Financial, Cl A REIT	352	9
Columbia Banking System	183	6
Community Bank System	139	5
Community Trust Bancorp	59	2
ConnectOne Bancorp	93	2
Consolidated-Tomoka Land	22	1
Consumer Portfolio Services*	129	1
CoreSite Realty REIT	75	4
Cousins Properties REIT	681	7
Cowen Group, Cl A*	460	3
Credit Acceptance*	22	5
CU Bancorp*	54	1
CubeSmart REIT	519	12
Customers Bancorp*	97	2
CVB Financial	322	5
CyrusOne REIT	133	4
CYS Investments REIT	576	5
DCT Industrial Trust REIT	269	9
Diamond Hill Investment Group*	11	2
DiamondRock Hospitality REIT	666	9
Dime Community Bancshares	129	2
DuPont Fabros Technology REIT	222	7
Dynex Capital REIT	226	2
Eagle Bancorp*	90	4
EastGroup Properties REIT	103	6
Education Realty Trust REIT	139	5
eHealth*	61	1
Empire State Realty Trust, Cl A REIT	290	5
Employers Holdings	116	3
Encore Capital Group*	85	3
Enova International*	92	2
Enstar Group (Bermuda)*	29	4
Enterprise Financial Services	85	2
EPR Properties REIT	194	11
Equity One REIT	203	5
Essent Group (Bermuda)*	127	3
EverBank Financial	307	6
Evercore Partners, Cl A	99	5
Excel Trust REIT	193	3
Ezcorp, Cl A*	221	2
FBL Financial Group, Cl A	38	2
FCB Financial Holdings, Cl A*	10	–
Federal Agricultural Mortgage, Cl C	43	1
Federated National Holding	58	1
FelCor Lodging Trust REIT	452	5
Fidelity & Guaranty Life	56	1
Fidelity Southern	77	1
Financial Engines	170	7
Financial Institutions	64	1
First American Financial	343	12
First Bancorp	85	1
First Bancorp	55	1
First BanCorp (Puerto Rico)*	401	2
First Busey	301	2
First Cash Financial Services*	97	5
First Commonwealth Financial	346	3
First Community Bancshares	81	1
First Connecticut Bancorp	81	1
First Defiance Financial	45	2
First Financial	51	2
First Financial Bancorp	199	3

See Notes to Financial Statements.

4

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
First Financial Bankshares	215	$6
First Financial Northwest	71	1
First Industrial Realty Trust REIT	365	7
First Interstate BancSystem, Cl A	65	2
First Merchants	131	3
First Midwest Bancorp	269	5
First NBC Bank Holding*	42	1
First of Long Island	49	1
First Potomac Realty Trust REIT	205	2
FirstMerit	548	11
Flagstar Bancorp*	85	2
Flushing Financial	118	2
FNB	574	8
Forestar Group*	129	2
Franklin Street Properties REIT	322	4
FRP Holdings*	33	1
GAIN Capital Holdings	120	1
GAMCO Investors, Cl A	21	1
Geo Group REIT	240	9
German American Bancorp	54	2
Getty Realty REIT	94	2
Glacier Bancorp	247	7
Government Properties Income Trust REIT	205	4
Gramercy Property Trust REIT	169	4
Great Southern Bancorp	43	2
Great Western Bancorp	38	1
GreenDot, Cl A*	97	1
Greenhill	92	4
Greenlight Capital Re (Cayman Islands)*	99	3
Guaranty Bancorp	75	1
Hallmark Financial Services*	81	1
Hancock Holding	280	8
Hanmi Financial	118	3
HCI Group	38	2
Healthcare Realty Trust REIT	321	8
Heartland Financial USA	64	2
Heritage Commerce	118	1
Heritage Financial	73	1
Heritage Oaks Bancorp	112	1
Hersha Hospitality Trust REIT	692	4
HFF, Cl A*	118	5
Highwoods Properties REIT	301	13
Hilltop Holdings*	251	5
Home BancShares	183	6
Horace Mann Educators	140	5
HRG Group*	306	4
Hudson Pacific Properties REIT	221	7
Hudson Valley Holding	63	2
IBERIABANK	102	7
Independent Bank	85	4
Independent Bank Group	39	2
Infinity Property & Casualty	43	3
Inland Real Estate REIT	318	3
International Bancshares	186	5
INTL. FCStone*	62	2
Invesco Mortgage Capital REIT	378	6
Investment Technology Group	122	3
Investors Bancorp	1,144	14
Investors Real Estate Trust REIT	376	3
iStar Financial REIT*	301	4
Janus Capital Group	489	9
Kansas City Life Insurance	20	1

	Number of Shares	Value (000)
KCG Holdings, Cl A*	179	$2
Kennedy-Wilson Holdings	237	6
Lakeland Bancorp	158	2
Lakeland Financial	64	3
LaSalle Hotel Properties REIT	358	13
LegacyTexas Financial Group	139	4
LendingTree*	28	2
Lexington Realty Trust REIT	640	6
LTC Properties REIT	122	5
Maiden Holdings (Bermuda)	196	3
MainSource Financial Group	85	2
Marcus & Millichap*	16	1
MarketAxess Holdings	122	11
Marlin Business Services	41	1
MB Financial	219	7
Meadowbrook Insurance Group	214	2
Medical Properties Trust REIT	656	9
Mercantile Bank	49	1
Meridian Bancorp*	104	1
Metro Bancorp	63	2
MGIC Investment*	1,111	12
MidWestOne Financial Group	37	1
Monmouth Real Estate Investment, Cl A REIT	193	2
Montpelier Re Holdings (Bermuda)	126	5
National Bank Holdings, Cl A	133	3
National Bankshares	34	1
National General Holdings	139	3
National Health Investors REIT	118	8
National Penn Bancshares	408	4
National Western Life Insurance, Cl A	9	2
Navigators Group*	39	3
NBT Bancorp	151	4
Nelnet, Cl A	75	3
New Residential Investment REIT	621	11
New York Mortgage Trust REIT	283	2
New York REIT	520	5
NewStar Financial*	108	1
Northfield Bancorp	180	3
Northrim BanCorp	9	–
Northwest Bancshares	334	4
OFG Bancorp (Puerto Rico)	177	2
Old National Bancorp	355	5
OM Asset Management PLC (United Kingdom)	99	2
One Liberty Properties REIT	58	1
OneBeacon Insurance Group, Cl A (Bermuda)	97	1
Oppenheimer Holdings, Cl A	50	1
Opus Bank	32	1
Oritani Financial	172	3
Park National	43	4
Park Sterling	204	1
Parkway Properties REIT	244	4
Pebblebrook Hotel Trust REIT	231	10
Penns Woods Bancorp	23	1
Pennsylvania Real Estate Investment Trust REIT	220	5
PennyMac Financial Services, Cl A*	68	1
PennyMac Mortgage Investment Trust REIT	247	5
PHH*	173	5
Phoenix*	24	–
PICO Holdings*	85	1
Pinnacle Financial Partners	121	6
Piper Jaffray*	62	3
Potlatch REIT	133	5

See Notes to Financial Statements.

5

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
PRA Group*	163	$9
Preferred Bank	54	1
Primerica	170	8
PrivateBancorp	233	9
Prosperity Bancshares	230	12
Provident Financial Services	215	4
PS Business Parks REIT	64	5
QTS Realty Trust, Cl A REIT	57	2
Radian Group	648	12
RAIT Financial Trust REIT	201	1
Ramco-Gershenson Properties Trust REIT	236	4
RE/MAX Holdings, Cl A	49	2
Redwood Trust REIT	285	5
Regional Management*	58	1
Renasant	108	3
Resource Capital REIT	303	1
Retail Opportunity Investments REIT	309	5
RLI	149	7
RLJ Lodging Trust REIT	439	13
Rouse Properties REIT	97	2
Ryman Hospitality Properties REIT	143	8
S&T Bancorp	116	3
Sabra Health Care REIT	180	5
Safeguard Scientifics*	85	2
Safety Insurance Group	50	3
Sandy Spring Bancorp	97	3
Saul Centers REIT	33	2
Seacoast Banking Corp of Florida*	37	1
Select Income REIT	104	2
Selective Insurance Group	201	5
ServisFirst Bancshares	19	1
Sierra Bancorp	65	1
Simmons First National, Cl A	64	3
South State	82	6
Southside Bancshares	100	3
Southwest Bancorp	85	1
Sovran Self Storage REIT	113	10
Springleaf Holdings*	86	4
Square 1 Financial*	39	1
St. Joe*	204	3
STAG Industrial REIT	190	4
Starwood Waypoint Residential Trust REIT	111	3
State Bank Financial	129	3
Sterling Bancorp	301	4
Stewart Information Services	78	3
Stifel Financial*	215	11
Stock Yards Bancorp	54	2
STORE Capital REIT	84	2
Strategic Hotels & Resorts REIT*	848	10
Summit Hotel Properties REIT	314	4
Sun Communities REIT	156	10
Sunstone Hotel Investors REIT	664	10
Susquehanna Bancshares	612	8
Symetra Financial	251	6
Talmer Bancorp	86	1
Tejon Ranch*	54	1
Territorial Bancorp	50	1
Texas Capital Bancshares*	141	8
Third Point Reinsurance (Bermuda)*	216	3
Tompkins Financial	54	3
TowneBank	162	3
Trico Bancshares	64	1

	Number of Shares	Value (000)

TriState Capital Holdings*	113	$1
TrustCo Bank	365	2
Trustmark	226	5
UMB Financial	125	6
Umpqua Holdings	570	10
Union Bankshares	155	3
United Bankshares	225	8
United Community Banks	161	3
United Community Financial	239	1
United Financial Bancorp	190	2
United Fire Group	76	2
United Insurance Holdings	77	1
Universal Health Realty Income Trust REIT	47	2
Universal Insurance Holdings	114	3
Univest Corp of Pennsylvania	75	1
Urstadt Biddle Properties, Cl A REIT	94	2
Virtus Investment Partners	21	3
Walker & Dunlop*	72	2
Walter Investment Management*	129	2
Washington Real Estate Investment Trust REIT	233	6
Washington Trust Bancorp	54	2
Waterstone Financial	144	2
Webster Financial	301	11
WesBanco	97	3
West Bancorporation	77	1
Westamerica Bancorporation	92	4
Western Alliance Bancorp*	258	8
Western Asset Mortgage Capital REIT	167	3
Westwood Holdings Group	27	2
Wilshire Bancorp	258	3
Wintrust Financial	149	7
WisdomTree Investments	359	8
World Acceptance*	31	3
WSFS Financial	85	2
Yadkin Financial*	69	1

		1,326

Healthcare — 15.4%
Abaxis	79	4
ABIOMED*	132	8
Acadia Healthcare*	139	10
ACADIA Pharmaceuticals*	254	10
Acceleron Pharma*	65	2
Accuray*	290	2
Achillion Pharmaceuticals*	361	4
Acorda Therapeutics*	148	5
Adamas Pharmaceuticals*	35	1
Adeptus Health, Cl A*	25	2
Aegerion Pharmaceuticals*	115	2
Affymetrix*	282	3
Agenus*	225	2
Agios Pharmaceuticals*	49	6
Air Methods*	129	5
Akorn*	203	9
Albany Molecular Research*	96	2
Alder Biopharmaceuticals*	43	2
Almost Family*	38	1
AMAG Pharmaceuticals*	85	6
Amedisys*	100	3
AMN Healthcare Services*	161	4
Amphastar Pharmaceuticals*	59	1
Ampio Pharmaceuticals*	347	1

See Notes to Financial Statements.

6

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Amsurg*	137	$9
Anacor Pharmaceuticals*	108	8
Analogic	43	4
AngioDynamics*	108	2
ANI Pharmaceuticals*	25	1
Anika Therapeutics*	60	2
Antares Pharma*	383	1
Ardelyx*	46	1
Arena Pharmaceuticals*	736	3
ARIAD Pharmaceuticals*	559	5
Array BioPharma*	442	3
Arrowhead Research*	166	1
AtriCure*	85	2
Atrion	6	2
Avalanche Biotechnologies*	12	–
BioDelivery Sciences International*	78	1
Bio-Reference Labs*	92	3
BioScrip*	205	1
BioSpecifics Technologies*	22	1
Bluebird Bio*	79	15
Calithera Biosciences*	3	–
Cambrex*	107	4
Cantel Medical	115	5
Cardiovascular Systems*	79	2
Catalent*	167	5
Celldex Therapeutics*	306	9
Cempra*	84	3
Cepheid*	230	13
Cerus*	248	1
Chelsea Therapeutics International* (A) (B)	309	–
Chemed	58	7
ChemoCentryx*	94	1
Chimerix*	104	4
Clovis Oncology*	81	8
Computer Programs & Systems	43	2
CONMED	94	5
Connecture*	41	1
Corcept Therapeutics*	243	2
CorVel*	43	2
Cross Country Healthcare*	129	1
CryoLife	51	1
CTI BioPharma*	544	1
Cyberonics*	90	6
Cynosure, Cl A*	82	3
Cytori Therapeutics*	644	–
Depomed*	201	4
DexCom*	247	18
Dyax*	467	12
Dynavax Technologies*	107	2
Emergent Biosolutions*	106	3
Enanta Pharmaceuticals*	45	2
Endocyte*	107	1
Endologix*	226	4
Ensign Group	72	3
Esperion Therapeutics*	17	2
Exact Sciences*	271	7
Exactech*	43	1
ExamWorks Group*	108	4
Exelixis*	785	3
FibroGen*	23	–
Fluidigm*	104	2
Galectin Therapeutics*	185	–

	Number of Shares	Value (000)
Genesis Healthcare*	9	$–
GenMark Diagnostics*	130	1
Genomic Health*	71	2
Geron*	506	2
Globus Medical, Cl A*	221	6
Greatbatch*	86	4
Haemonetics*	172	7
Halozyme Therapeutics*	311	5
Hanger*	118	3
HealthEquity*	39	1
HealthSouth	282	12
HealthStream*	75	2
Healthways*	123	2
HeartWare International*	54	4
HMS Holdings*	306	5
Horizon Pharma PLC (Ireland)*	241	8
ICU Medical*	47	5
Idera Pharmaceuticals*	129	1
IGI Laboratories*	20	–
Immune Design*	43	1
ImmunoGen*	301	3
Impax Laboratories*	236	11
INC Research Holdings, Cl A*	44	2
Infinity Pharmaceuticals*	190	2
Inogen*	30	1
Insmed*	203	4
Insulet*	183	5
Insys Therapeutics*	38	2
Integra LifeSciences Holdings*	84	6
Intrexon*	128	5
Invacare	127	3
IPC Healthcare*	63	3
Ironwood Pharmaceuticals*	375	5
Isis Pharmaceuticals*	370	25
K2M Group Holdings*	49	1
Keryx Biopharmaceuticals*	284	3
Kindred Healthcare	242	6
Kite Pharma*	38	2
KYTHERA Biopharmaceuticals*	55	3
Landauer	38	1
Lannett*	88	5
Lexicon Pharmaceuticals*	138	1
LHC Group*	51	2
Ligand Pharmaceuticals*	66	6
Luminex*	139	2
MacroGenics*	79	3
Magellan Health*	92	6
MannKind*	678	4
Masimo*	151	5
MedAssets*	215	5
Medicines*	215	6
Medidata Solutions*	178	10
Merge Healthcare*	329	2
Meridian Bioscience	139	3
Merit Medical Systems*	161	3
Merrimack Pharmaceuticals*	340	4
MiMedx Group*	344	4
Molina Healthcare*	100	7
Momenta Pharmaceuticals*	190	4
National HealthCare	39	2
National Research, Cl A	65	1
Natus Medical*	112	4

See Notes to Financial Statements.

7

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
Nektar Therapeutics*	389	$5
Neogen*	129	6
Neurocrine Biosciences*	268	12
Nevro*	27	1
NewLink Genetics*	72	3
Novavax*	839	8
NuVasive*	153	8
NxStage Medical*	216	4
Omeros*	127	3
Omnicell*	125	5
Ophthotech*	41	2
OPKO Health*	661	12
OraSure Technologies*	231	1
Orexigen Therapeutics*	487	2
Orthofix International NV (Curacao)*	73	2
Otonomy*	9	–
OvaScience*	66	2
Owens & Minor	215	7
Pacific Biosciences of California*	214	1
Pacira Pharmaceuticals*	113	9
Pain Therapeutics*	332	1
PAREXEL International*	182	12
PDL BioPharma	436	3
Pernix Therapeutics Holdings*	153	1
PharMerica*	108	4
Phibro Animal Health, Cl A	58	2
PhotoMedex*	313	1
PRA Health Sciences*	76	3
Prestige Brands Holdings*	178	8
Progenics Pharmaceuticals*	317	2
Prothena PLC (Ireland)*	106	4
Providence Service*	45	2
PTC Therapeutics*	71	4
Puma Biotechnology*	79	15
Quality Systems	136	2
Quidel*	99	2
Radius Health*	36	2
RadNet*	174	1
Raptor Pharmaceutical*	220	3
Receptos*	70	12
Relypsa*	55	2
Repligen*	110	5
Retrophin*	72	2
Rigel Pharmaceuticals*	421	1
Rockwell Medical*	161	2
Sagent Pharmaceuticals*	60	1
Sangamo BioSciences*	245	3
Sarepta Therapeutics*	142	4
SciClone Pharmaceuticals*	210	2
Select Medical Holdings	272	4
Spectranetics*	145	4
STAAR Surgical*	139	1
STERIS	189	13
Sucampo Pharmaceuticals, Cl A*	87	1
Surgical Care Affiliates*	52	2
SurModics*	60	2
Symmetry Surgical*	39	–
Synageva BioPharma*	77	16
Synergy Pharmaceuticals*	430	2
Team Health Holdings*	231	14
TESARO*	75	4
TG Therapeutics*	119	2

	Number of Shares	Value (000)

TherapeuticsMD*	312	$2
Theravance	271	5
Thoratec*	176	8
Tobira Therapeutics*	39	1
Tornier NV (Netherlands)*	108	3
Triple-S Management, Cl B (Puerto Rico)*	97	2
U.S. Physical Therapy	47	2
Unilife*	344	1
Universal American*	178	2
Utah Medical Products	20	1
Vascular Solutions*	68	2
VIVUS*	115	–
Vocera Communications*	117	1
WellCare Health Plans*	141	12
West Pharmaceutical Services	239	13
Wright Medical Group*	146	4
XOMA*	264	1
Zeltiq Aesthetics*	109	3
ZIOPHARM Oncology*	308	3
Zogenix*	362	1

		898

Industrials — 13.1%
AAON	149	4
AAR	138	4
ABM Industries	193	6
Acacia Research	123	1
ACCO Brands*	413	3
Aceto	108	3
Actuant, Cl A	211	5
Advanced Drainage Systems	65	2
Advisory Board*	130	7
Aegion*	137	2
Aerojet Rocketdyne Holdings*	215	4
Aerovironment*	66	2
Aircastle (Bermuda)	221	5
Alamo Group	26	1
Albany International, Cl A	80	3
Allegiant Travel	46	7
Altra Industrial Motion	97	3
American Railcar Industries	22	1
American Science & Engineering	16	1
American Woodmark*	49	3
Apogee Enterprises	100	5
Applied Industrial Technologies	127	5
ARC Document Solutions*	180	1
ARC Group Worldwide*	81	–
ArcBest	94	3
Argan*	53	2
Astec Industries	71	3
Astronics*	65	5
Astronics, Cl B*	10	1
Atlas Air Worldwide Holdings*	90	5
AZZ	85	4
Barnes Group	181	7
Barrett Business Services	37	1
Beacon Roofing Supply*	166	5
Blount International*	183	2
Brady, Cl A	161	4
Briggs & Stratton	172	3
Brink’s	161	5
Builders FirstSource*	172	2

See Notes to Financial Statements.

8

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
CAI International*	66	$1
Capstone Turbine*	1,099	–
CEB	114	10
Cenveo*	253	1
Chart Industries*	113	4
CIRCOR International	61	3
Civeo	25	–
CLARCOR	167	10
Columbus McKinnon	75	2
Comfort Systems USA	139	3
Continental Building Products*	59	1
CRA International*	47	1
Cubic	70	3
Curtiss-Wright	159	11
Deluxe	163	10
DigitalGlobe*	248	7
Douglas Dynamics	92	2
DXP Enterprises*	50	2
Dycom Industries*	118	7
Dynamic Materials	11	–
Echo Global Logistics*	75	2
EMCOR Group	204	9
Encore Wire	70	3
EnerSys	143	10
Ennis	108	2
EnPro Industries	72	4
ESCO Technologies	97	4
Esterline Technologies*	106	11
ExOne*	25	–
Exponent	46	4
Federal Signal	226	3
Forward Air	108	6
Franklin Electric	161	6
FTI Consulting*	138	5
Furmanite*	137	1
G&K Services, Cl A	72	5
Generac Holdings*	232	10
General Cable	133	3
Gibraltar Industries*	118	2
Gorman-Rupp	45	1
GP Strategies*	55	2
GrafTech International*	452	2
Graham	13	–
Granite Construction	132	5
Great Lakes Dredge & Dock*	236	1
Greenbrier	93	6
Griffon	151	2
H&E Equipment Services	108	2
Hawaiian Holdings*	159	4
Healthcare Services Group	236	7
Heartland Express	196	4
HEICO	222	13
Heidrick & Struggles International	75	2
Herman Miller	194	5
Hillenbrand	209	6
HNI	154	7
HUB Group, Cl A*	129	6
Hurco	35	1
Huron Consulting Group*	83	5
Hyster-Yale Materials Handling	39	3
ICF International*	75	3
InnerWorkings*	37	–

	Number of Shares	Value (000)
Insperity	79	$4
Insteel Industries	75	2
Interface	230	5
JetBlue Airways*	831	17
John Bean Technologies	108	4
Kadant	46	2
Kaman	97	4
Kelly Services, Cl A	97	2
KEYW Holding*	117	1
Kforce	97	2
Kimball International, Cl B	72	1
Knight Transportation	202	6
Knoll	167	4
Korn/Ferry International	172	6
Layne Christensen*	81	1
LB Foster, Cl A	22	1
Lindsay	44	4
LSI Industries	119	1
Lydall*	70	2
Marten Transport	97	2
Masonite International (Canada)*	103	7
MasTec*	216	4
Matson	151	6
Matthews International, Cl A	101	5
McGrath RentCorp	67	2
Meritor*	336	5
Mistras Group*	64	1
Mobile Mini	158	6
Moog, Cl A*	135	9
MSA Safety	97	4
Mueller Industries	193	7
Mueller Water Products, Cl A	541	5
Multi-Color	45	3
MYR Group*	85	3
National Presto Industries	18	1
Navigant Consulting*	183	3
NCI Building Systems*	60	1
NN	75	2
Nortek*	33	3
Northwest Pipe*	34	1
Omega Flex*	21	1
On Assignment*	173	7
PAM Transportation Services*	18	1
Park-Ohio Holdings	33	2
Patrick Industries*	34	2
Performant Financial*	141	–
PGT*	151	2
Polypore International*	147	9
Powell Industries	16	1
PowerSecure International*	100	2
Primoris Services	100	2
Proto Labs*	77	5
Quad/Graphics	97	2
Quanex Building Products	100	2
Raven Industries	92	2
RBC Bearings*	75	5
Republic Airways Holdings*	177	2
Resources Connection	153	2
Rexnord*	247	6
Roadrunner Transportation Systems*	75	2
RPX*	194	3
Rush Enterprises, Cl A*	91	2

See Notes to Financial Statements.

9

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Saia*	85	$4
Simpson Manufacturing	139	5
SkyWest	137	2
SP Plus*	64	2
Standex International	43	3
Steelcase, Cl A	285	5
Sun Hydraulics	75	3
Swift Transportation*	281	7
TAL International Group	101	4
TASER International*	181	6
Team*	75	3
Teledyne Technologies*	113	11
Tennant	64	4
Tetra Tech	208	5
Textainer Group Holdings (Bermuda)	53	2
Thermon Group Holdings*	125	3
Titan International	183	2
Trex*	114	6
TriMas*	151	4
TrueBlue*	139	4
Tutor Perini*	102	2
UniFirst	52	6
United Stationers	139	5
Universal Forest Products	70	4
US Ecology	78	4
UTi Worldwide (British Virgin Islands)*	311	3
Viad	83	2
Vicor*	49	1
Virgin America*	39	1
Wabash National*	239	3
WageWorks*	125	5
Watsco	85	11
Watts Water Technologies, Cl A	97	5
Werner Enterprises	161	4
Wesco Aircraft Holdings*	194	3
West	134	4
Woodward	214	11
Xerium Technologies*	61	1
XPO Logistics*	173	9
YRC Worldwide*	112	2

		767

Information Technology — 18.2%
ACI Worldwide*	370	9
Actua*	103	1
Acxiom*	253	4
ADTRAN	193	3
Advanced Energy Industries*	146	4
Advent Software	169	7
Alliance Fiber Optic Products	63	1
Alpha & Omega Semiconductor (Bermuda)*	120	1
Ambarella (Cayman Islands)*	94	8
Amkor Technology*	268	2
Angie’s List*	63	–
Anixter International*	85	6
Applied Micro Circuits*	269	2
Aspen Technology*	295	13
AVG Technologies NV (Netherlands)*	126	3
Axcelis Technologies*	212	1
Badger Meter	52	3
Bankrate*	185	2

	Number of Shares	Value (000)
Barracuda Networks*	38	$1
Bazaarvoice*	204	1
Bel Fuse, Cl B	12	–
Belden	141	12
Benchmark Electronics*	186	4
Black Box	64	1
Blackbaud	153	8
Blackhawk Network Holdings*	161	6
Blucora*	159	3
Bottomline Technologies*	129	3
Brightcove*	112	1
BroadSoft*	99	4
Brooks Automation	258	3
Cabot Microelectronics*	85	4
CACI International, Cl A*	78	7
CalAmp*	129	3
Calix*	172	1
Callidus Software*	161	2
Cardtronics*	157	6
Cascade Microtech*	70	1
Cass Information Systems	45	2
Cavium*	175	12
CEVA*	89	2
Checkpoint Systems*	161	2
CIBER*	344	1
Ciena*	344	8
Cimpress NV (Netherlands)*	108	9
Cirrus Logic*	204	8
Cognex*	290	15
Coherent*	82	5
CommVault Systems*	156	7
comScore*	115	7
Comtech Telecommunications	35	1
Comverse*	53	1
Constant Contact*	110	3
Convergys	332	8
Cornerstone OnDemand*	175	5
Cray*	139	4
CSG Systems International	126	4
CTS	129	2
Cyan*	183	1
Cypress Semiconductor*	1,049	14
Daktronics	139	1
Datalink*	13	–
Dealertrack Technologies*	165	7
Demandware*	92	6
DHI Group*	177	1
Digi International*	118	1
Diodes*	129	3
Dot Hill Systems*	183	1
DSP Group*	114	1
DTS*	51	2
EarthLink Holdings	381	3
Ebix	99	4
Electro Rent	10	–
Electronics For Imaging*	155	7
Ellie Mae*	94	6
Endurance International Group Holdings*	116	2
EnerNOC*	91	1
Engility Holdings*	64	2
Entegris*	483	7
Envestnet*	116	5

See Notes to Financial Statements.

10

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
EPAM System*	117	$8
Epiq Systems	129	2
ePlus*	21	2
Euronet Worldwide*	165	10
EVERTEC (Puerto Rico)	223	5
Exar*	139	2
ExlService Holdings*	118	4
Extreme Networks*	355	1
Fabrinet (Cayman Islands)*	135	2
Fair Isaac	104	9
Fairchild Semiconductor International*	384	8
FARO Technologies*	59	3
FEI	139	11
Finisar*	317	7
Fleetmatics Group PLC (Ireland)*	126	5
FormFactor*	208	2
Forrester Research	47	2
Gigamon*	89	3
Global Cash Access Holdings*	154	1
Globant SA (Luxembourg)*	39	1
Glu Mobile*	347	2
GSI Group (Canada)*	124	2
Guidewire Software*	219	11
Hackett Group	116	1
Harmonic*	349	2
Heartland Payment Systems	120	6
Higher One Holdings*	230	1
HubSpot*	28	1
iGATE*	125	6
II-VI*	188	4
Immersion*	125	2
Imperva*	76	5
Infinera*	431	9
Infoblox*	196	5
Inphi*	118	3
Insight Enterprises*	142	4
Integrated Device Technology*	433	10
Integrated Silicon Solution	122	3
Interactive Intelligence Group*	54	2
InterDigital	123	7
Internap*	226	2
Intersil, Cl A	443	6
Intralinks Holdings*	161	2
InvenSense*	255	4
Itron*	138	5
Ixia*	226	3
IXYS	117	1
j2 Global	154	10
Jive Software*	49	–
Journal Media Group	62	–
Kimball Electronics*	109	2
Lattice Semiconductor*	443	3
Limelight Networks*	310	1
Lionbridge Technologies*	258	1
Liquidity Services*	120	1
Littelfuse	74	7
LivePerson*	123	1
LogMeIn*	85	5
Luxoft Holding (British Virgin Islands)*	33	2
M/A-COM Technology Solutions Holdings*	43	2
Manhattan Associates*	242	13
ManTech International, Cl A	76	2

	Number of Shares	Value (000)
Marchex, Cl B	207	$1
MAXIMUS	216	14
Maxwell Technologies*	111	1
Mentor Graphics	316	8
Mercury Systems*	139	2
Mesa Laboratories	14	1
Methode Electronics	128	6
Micrel	170	2
Microsemi*	306	11
MicroStrategy, Cl A*	31	5
MKS Instruments	187	7
ModusLink Global Solutions*	185	1
MoneyGram International*	144	1
Monolithic Power Systems	128	7
Monotype Imaging Holdings	131	3
Monster Worldwide*	374	2
MTS Systems	56	4
Multi-Fineline Electronix*	48	1
Nanometrics*	104	2
NETGEAR*	121	4
NetScout Systems*	129	5
NeuStar, Cl A*	193	5
Newport*	151	3
NIC*	226	4
Nimble Storage*	32	1
NVE	21	2
Oclaro*	522	1
OmniVision Technologies*	190	5
OSI Systems*	69	5
Park Electrochemical	77	2
Paycom Software*	33	1
PC Connection*	50	1
PDF Solutions*	97	2
Pegasystems	129	3
Perficient*	129	2
Pericom Semiconductor	107	1
Photronics*	259	3
Plantronics	140	8
Plexus*	118	5
PMC-Sierra*	592	5
Polycom*	484	7
Power Integrations	97	5
Procera Networks*	105	1
Progress Software*	179	5
Proofpoint*	133	8
PROS Holdings*	79	2
Qlik Technologies*	289	10
QLogic*	305	5
Qorvo*	448	37
Qualys*	64	3
Quantum*	958	2
Rambus*	396	6
RealD*	161	2
RealPage*	172	3
Reis	45	1
RetailMeNot*	122	2
Rofin-Sinar Technologies*	108	3
Rogers*	65	5
Ruckus Wireless*	183	2
Sanmina*	290	6
ScanSource*	102	4
Science Applications International	131	7

See Notes to Financial Statements.

11

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

M a y 31, 2015

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
SciQuest*	85	$1
Seachange International*	132	1
Semtech*	236	5
ServiceSource International*	247	1
ShoreTel*	236	2
Shutterstock*	51	3
Silicon Graphics International*	132	1
Silicon Laboratories*	143	8
Sonus Networks*	149	1
Speed Commerce*	2,212	1
SPS Commerce*	54	4
SS&C Technologies Holdings	218	13
Stamps.com*	50	3
Super Micro Computer*	100	3
Sykes Enterprises*	141	3
Synaptics*	116	12
Synchronoss Technologies*	123	5
SYNNEX	95	8
Syntel*	105	5
Take-Two Interactive Software*	274	8
Tangoe*	118	2
TechTarget*	84	1
Telenav*	140	1
TeleTech Holdings	72	2
TESSCO Technologies	29	1
Tessera Technologies	179	7
TiVo*	341	4
TTM Technologies*	215	2
TubeMogul*	30	1
Tyler Technologies*	106	13
Ubiquiti Networks	87	3
Ultimate Software Group*	95	15
Ultra Clean Holdings*	95	1
Unisys*	183	4
Universal Display*	139	7
Unwired Planet*	861	1
VASCO Data Security International*	109	3
Veeco Instruments*	133	4
Verint Systems*	202	13
ViaSat*	136	9
Viasystems Group*	43	1
VirnetX Holding*	234	1
Virtusa*	91	4
Vishay Precision Group*	69	1
Web.com Group*	182	4
WebMD Health*	131	6
WEX*	129	15
Xcerra*	204	2
XO Group*	112	2
Zix*	298	1

		1,061

Materials — 4.4%
A Schulman	102	4
Advanced Emissions Solutions*	80	1
AEP Industries*	9	–
AK Steel Holding*	637	3
American Vanguard	108	1
Axiall	236	9
Balchem	93	5
Berry Plastics Group*	293	10

	Number of Shares	Value (000)
Boise Cascade*	141	$5
Calgon Carbon	193	4
Century Aluminum*	134	2
Chase	33	1
Chemtura*	224	6
Clearwater Paper*	66	4
Coeur Mining*	354	2
Commercial Metals	370	6
Deltic Timber	43	3
Ferro*	255	4
Flotek Industries*	150	2
FutureFuel	92	1
Globe Specialty Metals	226	4
Graphic Packaging Holding	1,040	15
H.B. Fuller	172	7
Handy & Harman*	22	1
Hawkins	45	2
Haynes International	31	1
Headwaters*	250	5
Hecla Mining	1,215	4
Horsehead Holding*	183	2
Innophos Holdings	79	4
Innospec	86	4
Intrepid Potash*	187	2
Kaiser Aluminum	61	5
KapStone Paper and Packaging	291	8
KMG Chemicals	46	1
Koppers Holdings	75	2
Kraton Performance Polymers*	118	3
Louisiana-Pacific*	473	9
LSB Industries*	71	3
Materion	76	3
Minerals Technologies	113	8
Molycorp*	530	–
Myers Industries	108	2
Neenah Paper	59	4
Olin	262	8
OM Group	116	3
OMNOVA Solutions*	193	1
PH Glatfelter	140	3
PolyOne	287	11
Quaker Chemical	49	4
Rentech*	339	–
Resolute Forest Products (Canada)*	247	3
RTI International Metals*	110	4
Schweitzer-Mauduit International	105	4
Sensient Technologies	159	11
Stepan	64	3
Stillwater Mining*	399	6
SunCoke Energy	246	4
Trecora Resources*	99	1
Tredegar	97	2
Tronox, Cl A (Australia)	180	3
United States Lime & Minerals	14	1
US Concrete*	56	2
Walter Energy	1,212	1
Wausau Paper	183	2
Worthington Industries	166	5
Zep	97	2

		256

See Notes to Financial Statements.

12

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 0.6%
8x8*	322	$3
Atlantic Tele-Network	33	2
Cincinnati Bell*	784	3
Cogent Communications Holdings	161	5
Consolidated Communications Holdings	133	3
FairPoint Communications*	39	1
General Communication, Cl A*	146	2
IDT, Cl B	55	1
inContact*	226	2
Inteliquent	125	2
Leap Wireless International* (A) (B)	180	–
Lumos Networks	31	–
magicJack VocalTec (Israel)*	116	1
NTELOS Holdings	61	–
Premiere Global Services*	193	2
Shenandoah Telecommunications	85	3
Spok Holdings	97	2
Vonage Holdings*	570	3

		35

Utilities — 3.1%
ALLETE	148	7
American States Water	132	5
Atlantic Power (Canada)*	506	1
Avista	204	7
Black Hills	138	7
California Water Service Group	172	4
Chesapeake Utilities	38	2
Cleco	204	11
Connecticut Water Service	43	1
Dynegy*	393	13
El Paso Electric	112	4
Empire District Electric	117	3
IDACORP	167	10
Laclede Group	133	7
MGE Energy	123	5
Middlesex Water	62	1
New Jersey Resources	280	8
Northwest Natural Gas	97	4
NorthWestern	148	8
NRG Yield, Cl A	55	1
NRG Yield, Cl C	75	2
Ormat Technologies	96	4
Otter Tail	96	3
Pattern Energy Group	129	4
Piedmont Natural Gas	256	10
PNM Resources	229	6
Portland General Electric	258	9
South Jersey Industries	203	5
Southwest Gas	156	8
UIL Holdings	193	10
Unitil	33	1
WGL Holdings	169	10

		181

Total Common Stocks
(Cost $5,366)		5,683

	Number of Shares	Value (000)
EXCHANGE-TRADED FUND — 1.5%
iShares Russell 2000 Index Fund†	716	$89
Total Exchange-Traded Fund (Cost $89)		89

MONEY MARKET FUND — 4.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares 0.050%† (C)	273,084	273

Total Money Market Fund
(Cost $273)		273

TOTAL INVESTMENTS — 103.6%
(Cost $5,728)**		6,045
Other Assets & Liabilities – (3.6)%		$(209)
TOTAL NET ASSETS — 100.0%		$5,836

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is (000) $5,734.

Gross unrealized appreciation (000)	$812
Gross unrealized depreciation (000)	(501)

Net unrealized appreciation (000)	$311

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Security fair valued using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $0 (000) and represents 0.0% of net assets as of May 31, 2015.
(C)	The rate quoted is the annualized seven-day effective yield of the fund at period end.

See Notes to Financial Statements.

13

PNC Small Cap Index Fund

SCHEDULE OF INVESTMENTS

May 31, 2015

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of May 31, 2015 is as follows (See Note 2 in Notes to Schedules of Investments).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Assets:
Common Stocks	$ 5,683	$ –	$ –	$ 5,683
Exchange-Traded Fund	89	–	–	89
Money Market Fund	273	–	–	273
Total Assets - Investments in Securities	$ 6,045	$ –	$ –	$ 6,045

There were no transfers between Levels during the six-month period ended May 31, 2015.

See Notes to Financial Statements.

14

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)	Pursuant to the “Iran Threat Reduction and Syria Human Rights Act of 2012” (the “Act”) please indicate whether the Registered Investment Company or any of its other affiliates has made investments or has engaged in specific activities in Iran within its last fiscal year end. A registered investment company or its affiliates will be required to disclose its activities if it has done the following: (i) knowingly engaged in an activity described in subsection (a) or (b) of Section 5 of the Iran Sanctions Act of 1996; (ii) knowingly engaged in any activity described in subsection (c)(2) of section 104 of the Comprehensive Iran Sanctions, Accountability, and Divestment Act of 2010, or a transaction described in section (d)(l) of that section; (iii) knowingly conducted any transaction or dealing with: (a) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13224; (b) any person the property and interests in property of which are blocked pursuant to Executive Order No. 13382; and (c) any person or entity identified under section 560.304 of title 31, Code of Federal Regulations; or (iv) knowingly conducting any transaction or dealing with any person defined as the “Government of Iran” in 31 CFR 560.304 without specific authorization of a Federal department or agency.

Neither the Registrant nor any of its other affiliates has knowingly made investments or has knowingly engaged in specific activities in Iran within its last fiscal year end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Spratley
Jennifer Spratley, President
(principal executive officer)

Date	7/29/2015

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date	7/29/2015

* Print the name and title of each signing officer under his or her signature.